FEBRUARY 28, 2026 (Unaudited) :: BIG DATA REFINERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DAT
::
Investments
Shares Value
Common Stocks — 99 .7%
Electronic Equipment, Instruments & Components — 7.5%
Vusion 1,104 $ 155,886
Zebra Technologies Corp.,
Class
a
A* 1,152 258,002
413,888
Hotels, Restaurants & Leisure — 2.8%
Genius Sports Ltd.* 24,385 151,431
IT Services — 8.6%
MongoDB, Inc., Class
a
A* 745 244,710
Snowflake, Inc., Class
a
A* 1,334 224,659
469,369
Professional Services — 2.7%
Innodata, Inc.(a) 3,364 148,588
Software — 78.1%
AvePoint, Inc.* 14,972 161,398
Braze, Inc., Class
a
A* 8,741 165,992
Cellebrite DI Ltd.* 12,689 169,271
Cognyte Software Ltd.* 6,687 47,411
Commvault Systems, Inc.* 2,522 214,572
Confluent, Inc., Class
a
A* 13,186 404,415
Datadog, Inc., Class
a
A* 2,015 225,599
Dynatrace, Inc.* 6,864 246,555
Elastic NV* 4,086 212,758
Enghouse Systems Ltd. 4,740 61,507
Five9, Inc.* 8,457 147,490
I3 Verticals, Inc., Class
a
A* 2,520 56,398
InterDigital, Inc. 859 314,849
Nice Ltd., ADR(a) 2,925 340,031
Nutanix, Inc., Class
a
A* 6,448 246,829
Palantir Technologies, Inc.,
Class
a
A* 1,679 230,342
Red Violet, Inc.* 1,260 54,571
Rubrik, Inc., Class
a
A* 3,537 183,782
Investments
Shares Value
Common Stocks (continued)
Strategy, Inc., Class
a
A* 1,705 $ 220,797
Teradata Corp.* 10,120 318,679
Tyler Technologies, Inc.* 650 230,548
Weave Communications, Inc.* 7,519 37,896
4,291,690
Total Common Stocks
(Cost $6,732,810)
5,474,966
Securities Lending Reinvestments (b) — 7 .1%
Investment Companies — 7 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $389,833) 389,833 389,833
Total Investments — 106.8%
(Cost $7,122,643) 5,864,799
Liabilities in excess of other assets — (6.8%) (371,076)
Net Assets — 100.0% $ 5,493,723
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February
28, 2026 was $488,459, collateralized in the form of cash
with a value of $389,833 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $119,390 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.63% – 4.75%, and maturity dates ranging from December 31, 2026 – August 15, 2054. The total value of collateral is $509,223.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $389,833.
(c) Rate shown is the 7-day yield as of February 28, 2026.
Abbreviations
ADR American Depositary Receipt
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 82 .8%
Israel 10 .1%
France 2 .9%
United Kingdom 2 .8%
Canada 1 .1%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

DECLINE OF THE RETAIL STORE ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMTY
::
Investments
Principal
Amount Value
Short-Term Investments — 86 .4%
Repurchase Agreements (a) — 86 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,222,482
(Cost $2,221,822) $ 2,221,822
$ 2,221,822
Total Investments — 86.4%
(Cost $2,221,822) 2,221,822
Other assets less liabilities — 13.6% 349,270
Net Assets — 100.0% $ 2,571,092
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
140,856,394 3/8/2027 BNP Paribas 3.99%
Solactive-ProShares Bricks and
Mortar Retail Store Index (244,543)
2,488,148 11/6/2026 Goldman Sachs International 3.39%
Solactive-ProShares Bricks and
Mortar Retail Store Index (22,019)
12,308,026 11/6/2026 Societe Generale 3.39%
Solactive-ProShares Bricks and
Mortar Retail Store Index (47,157)
5,069,436 11/15/2027 UBS AG 4.04%
Solactive-ProShares Bricks and
Mortar Retail Store Index (14,200)
160,722,004 (327,919)
Total Unrealized
Depreciation
(327,919)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks — 91 .2%
Construction & Engineering — 6.8%
Ferrovial SE 49,037 $ 3,659,624
Vinci SA 51,111 8,500,281
12,159,905
Diversified Telecommunication Services — 2.0%
Cellnex Telecom SA(a) 59,375 2,254,862
China Tower Corp. Ltd.,
Class
a
H(a) 474,198 675,832
Helios Towers plc* 86,358 233,343
Infrastrutture Wireless Italiane
SpA(a)(b) 32,203 342,269
RAI Way SpA(a) 9,678 70,672
3,576,978
Electric Utilities — 11.1%
Edison International 32,084 2,397,958
Elia Group SA/NV 5,080 809,141
Eversource Energy 31,283 2,384,078
Exelon Corp. 84,405 4,175,515
Fortis, Inc. 51,182 2,944,358
Hydro One Ltd.(a) 32,074 1,378,379
PG&E Corp. 183,626 3,488,894
Redeia Corp. SA(b) 41,243 766,566
Terna - Rete Elettrica Nazionale 142,469 1,717,082
20,061,971
Gas Utilities — 8.3%
APA Group 137,922 903,000
Atmos Energy Corp. 13,385 2,500,184
Beijing Enterprises Holdings
Ltd. 48,586 218,604
Brookfield Infrastructure Corp.,
Class
a
A 12,033 600,206
Chesapeake Utilities Corp. 1,977 268,813
China Gas Holdings Ltd. 293,402 303,776
China Resources Gas Group
Ltd. 91,705 245,925
Enagas SA 23,961 434,453
ENN Energy Holdings Ltd. 74,721 657,106
Hong Kong & China Gas Co.
Ltd. 1,095,888 1,065,995
Italgas SpA 62,907 813,180
Kunlun Energy Co. Ltd. 387,162 415,202
Naturgy Energy Group SA 27,373 851,939
New Jersey Resources Corp. 8,376 454,314
Northwest Natural Holding Co. 3,477 184,420
ONE Gas, Inc. 5,003 437,462
Snam SpA 207,591 1,616,458
Southwest Gas Holdings, Inc. 5,357 472,327
Spire, Inc. 4,922 450,905
Toho Gas Co. Ltd. 8,975 323,448
Tokyo Gas Co. Ltd. 32,315 1,584,245
Towngas Smart Energy Co.
Ltd.(b) 115,622 57,490
14,859,452
Investments Shares Value
Common Stocks (continued)
Media — 0.2%
Eutelsat Communications
SACA* 38,376 $ 102,253
SES SA, Class
a
A, ADR 33,902 253,371
355,624
Multi-Utilities — 15.6%
ACEA SpA 4,323 134,444
CenterPoint Energy, Inc. 54,436 2,367,966
Consolidated Edison, Inc. 30,155 3,393,040
E.ON SE 224,662 5,224,265
National Grid plc 502,396 9,417,821
NiSource, Inc. 39,789 1,882,020
Northwestern Energy Group,
Inc. 5,137 359,384
Sempra 54,529 5,249,507
Unitil Corp. 1,506 78,779
28,107,226
Oil, Gas & Consumable Fuels — 28.6%
Antero Midstream Corp. 27,798 624,899
Cheniere Energy, Inc. 17,982 4,238,897
DT Midstream, Inc. 8,478 1,177,086
Enbridge, Inc. 220,848 11,733,334
Friedrich Vorwerk Group SE 635 60,325
Gibson Energy, Inc. 16,649 357,745
Hess Midstream LP, Class
a
A 10,789 417,319
Keyera Corp. 23,292 888,957
Kinder Morgan, Inc. 163,565 5,441,808
Koninklijke Vopak NV 5,737 314,809
ONEOK, Inc. 52,570 4,351,219
Pembina Pipeline Corp. 58,836 2,585,842
South Bow Corp. 21,175 680,866
Targa Resources Corp. 17,934 4,228,837
TC Energy Corp. 105,369 6,770,714
Williams Cos., Inc. (The) 102,028 7,623,532
51,496,189
Specialized REITs — 7.0%
American Tower Corp., REIT 39,112 7,504,028
Crown Castle, Inc., REIT 36,382 3,257,644
SBA Communications Corp.,
Class
a
A, REIT 8,884 1,787,106
12,548,778
Transportation Infrastructure — 7.0%
Aena SME SA(a) 74,425 2,345,375
Aeroports de Paris SA 3,935 550,512
Anhui Expressway Co. Ltd.,
Class
a
H 40,825 72,274
Atlas Arteria Ltd. 106,283 363,054
Auckland International Airport
Ltd. 172,223 946,301
Beijing Capital International
Airport Co. Ltd., Class
a
H(b) 190,970 57,120
China Merchants Port Holdings
Co. Ltd. 119,443 266,874
Corp. America Airports SA* 3,142 89,547
COSCO SHIPPING Ports Ltd. 137,784 114,300

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks (continued)
Flughafen Zurich AG
(Registered) 1,923 $ 660,301
Fraport AG Frankfurt Airport
Services Worldwide* 3,193 314,090
Getlink SE 31,859 693,413
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 3,406 416,077
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 4,123 1,075,114
Grupo Aeroportuario del
Sureste SAB de CV, ADR 1,736 624,387
Hutchison Port Holdings Trust,
Class
a
U 513,400 115,515
Japan Airport Terminal Co. Ltd. 9,477 323,698
Jiangsu Expressway Co. Ltd.,
Class
a
H 124,180 161,586
Shenzhen Expressway Corp.
Ltd., Class
a
H 61,516 56,457
Transurban Group 315,387 3,218,544
Westshore Terminals
Investment Corp. 3,269 76,689
12,541,228
Water Utilities — 4.6%
American States Water Co. 3,228 240,583
American Water Works Co., Inc. 16,270 2,213,208
Beijing Enterprises Water Group
Ltd. 418,573 151,413
California Water Service Group 4,999 225,355
China Water Affairs Group Ltd. 77,691 52,235
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR 47,652 1,430,037
Consolidated Water Co. Ltd. 1,265 47,880
Essential Utilities, Inc. 23,595 943,092
H2O America 2,779 149,482
Pennon Group plc 47,967 387,856
Severn Trent plc 26,828 1,185,876
United Utilities Group plc 69,047 1,296,203
8,323,220
Total Common Stocks
(Cost $144,567,476)
164,030,571
Master Limited Partnerships — 8 .0%
Multi-Utilities — 0.5%
Brookfield Infrastructure
Partners LP 22,840 891,674
Oil, Gas & Consumable Fuels — 7.5%
Cheniere Energy Partners LP 3,250 199,225
Energy Transfer LP 263,897 4,971,820
Enterprise Products Partners LP 121,093 4,376,301
Genesis Energy LP 9,340 168,680
MPLX LP 31,377 1,849,360
Plains All American Pipeline LP 38,824 811,810
Plains GP Holdings LP Class A 16,500 371,910
Western Midstream Partners LP 19,731 820,612
13,569,718
Total Master Limited Partnerships
(Cost $12,004,118)
14,461,392
Investments Shares Value
Closed End Funds — 0 .4%
Capital Markets — 0.4%
3i Infrastructure plc 66,541 $ 322,827
Hicl Infrastructure plc 194,653 324,757
Total Closed End Funds
(Cost $682,746)
647,584
Securities Lending Reinvestments (c) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $790,086) 790,086 790,086
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $629,520
(Cost $629,335) $ 629,335
629,335
Total Investments — 100.3%
(Cost $158,673,761) 180,558,968
Liabilities in excess of other assets — (0.3%) (619,050)
Net Assets — 100.0% $ 179,939,918
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $1,166,211, collateralized in the form of cash with a value of $790,086 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $423,755 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.88%, and maturity dates ranging from October
29, 2026 – August 15, 2055. The total value of collateral is
$1,213,841.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $790,086.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 49 .3%
Canada 16 .1%
United Kingdom 7 .3%
Spain 5 .7%
France 5 .5%
Germany 3 .1%
Italy 2 .6%
Australia 2 .5%
China 1 .5%
Japan 1 .2%
Mexico 1 .2%
Hong Kong 1 .1%
Brazil 0 .8%
New Zealand 0 .5%
Belgium 0 .4%
Switzerland 0 .4%
Netherlands 0 .2%
Luxembourg 0 .1%
Singapore 0 .1%
Other
a
0 .4%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

EQUITIES FOR RISING RATES ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.2%
Curtiss-Wright Corp. 185 $ 129,561
Banks — 3.4%
JPMorgan Chase & Co. 638 191,592
Wells Fargo & Co. 2,189 178,294
369,886
Building Products — 1.1%
Carlisle Cos., Inc. 314 123,958
Capital Markets — 7.1%
Ameriprise Financial, Inc. 415 195,100
Interactive Brokers Group, Inc.,
Class
a
A 3,156 224,675
LPL Financial Holdings, Inc. 560 168,213
Raymond James Financial, Inc. 1,263 193,340
781,328
Consumer Finance — 0.8%
Synchrony Financial 1,214 83,900
Electrical Equipment — 4.4%
AMETEK, Inc. 500 119,610
Eaton Corp. plc 324 121,798
Vertiv Holdings Co., Class
a
A 933 237,813
479,221
Energy Equipment & Services — 7.8%
Baker Hughes Co., Class
a
A 6,913 451,142
Halliburton Co. 11,195 403,020
854,162
Entertainment — 4.6%
Live Nation Entertainment, Inc.* 1,788 289,906
Take-Two Interactive Software,
Inc.* 1,019 215,498
505,404
Financial Services — 1.3%
Apollo Global Management, Inc. 1,405 146,963
Ground Transportation — 2.2%
Uber Technologies, Inc.* 3,210 242,098
Hotels, Restaurants & Leisure — 7.0%
Booking Holdings, Inc. 48 203,489
Marriott International, Inc.,
Class
a
A 827 282,611
Royal Caribbean Cruises Ltd. 912 283,595
769,695
Insurance — 5.1%
American International Group,
Inc. 2,415 194,383
MetLife, Inc. 2,599 187,310
Investments
Shares Value
Common Stocks (continued)
Prudential Financial, Inc. 1,832 $ 180,232
561,925
Machinery — 4.4%
Cummins, Inc. 202 117,942
Ingersoll Rand, Inc. 1,285 120,970
Parker-Hannifin Corp. 118 119,083
Westinghouse Air Brake
Technologies Corp. 477 125,904
483,899
Media — 1.8%
Fox Corp., Class
a
A 3,512 197,866
Oil, Gas & Consumable Fuels — 28.2%
Chevron Corp. 2,087 389,768
ConocoPhillips 3,418 387,806
Coterra Energy, Inc. 12,138 371,302
Devon Energy Corp. 8,776 382,019
Diamondback Energy, Inc. 2,141 372,705
EOG Resources, Inc. 3,025 375,342
Occidental Petroleum Corp. 7,856 416,997
Valero Energy Corp. 1,909 390,658
3,086,597
Passenger Airlines — 7.3%
Delta Air Lines, Inc. 3,682 241,907
Southwest Airlines Co. 6,320 311,323
United Airlines Holdings, Inc.* 2,286 243,002
796,232
Professional Services — 1.0%
Jacobs Solutions, Inc. 771 106,290
Semiconductors & Semiconductor Equipment — 1.7%
Microchip Technology, Inc. 2,411 179,957
Software — 6.6%
AppLovin Corp., Class
a
A* 218 94,780
Crowdstrike Holdings, Inc.,
Class
a
A* 325 120,893
Datadog, Inc., Class
a
A* 1,132 126,739
Fortinet, Inc.* 1,918 151,580
Palo Alto Networks, Inc.* 832 123,901
Zscaler, Inc.* 679 99,806
717,699
Technology Hardware, Storage & Peripherals — 2.8%
Dell Technologies, Inc., Class
a
C 1,211 179,325
HP, Inc. 6,727 127,746
307,071
Total Common Stocks
(Cost $9,875,228)
10,923,712

FEBRUARY 28, 2026 (Unaudited) :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $6,974
(Cost $6,973) $ 6,973
$ 6,973
Total Investments — 99.9%
(Cost $9,882,201) 10,930,685
Other assets less liabilities — 0.1% 15,085
Net Assets — 100.0% $ 10,945,770
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

GLOBAL LISTED PRIVATE EQUITY ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Investments Shares Value
Common Stocks — 87 .6%
Capital Markets — 68.3%
3i Group plc 26,745 $ 1,197,345
Ares Capital Corp. 56,913 1,059,720
Barings BDC, Inc. 16,552 139,699
Capital Southwest Corp. 10,164 222,287
Chrysalis Investments Ltd.* 82,022 101,141
FS KKR Capital Corp. 36,071 389,567
Gimv NV 4,291 237,795
Goldman Sachs BDC, Inc. 19,574 177,340
Golub Capital BDC, Inc. 38,408 460,512
Hercules Capital, Inc. 28,335 402,640
Main Street Capital Corp.(a) 14,873 844,786
MidCap Financial Investment
Corp. 16,431 159,052
Molten Ventures plc* 29,134 181,393
New Mountain Finance Corp. 16,513 126,325
Oaktree Specialty Lending
Corp. 15,666 177,652
Onex Corp. 9,755 725,376
Prospect Capital Corp. 62,106 168,928
Ratos AB, Class
a
B 32,779 136,234
Sixth Street Specialty Lending,
Inc. 17,152 297,073
SLR Investment Corp. 8,146 117,465
7,322,330
Financial Services — 19.3%
Eurazeo SE 7,905 465,346
Kinnevik AB, Class
a
B* 42,963 303,819
Sofina SA 2,885 858,365
Wendel SE 4,208 441,778
2,069,308
Total Common Stocks
(Cost $10,576,930)
9,391,638
Closed End Funds — 11 .8%
Capital Markets — 11.8%
HBM Healthcare Investments
AG Class A 991 286,144
HgCapital Trust plc(a) 75,907 407,138
NB Private Equity Partners Ltd. 7,310 140,874
Oakley Capital Investments Ltd. 24,096 160,092
Partners Group Private Equity
Ltd. 10,768 122,400
Syncona Ltd.* 109,910 142,492
Total Closed End Funds
(Cost $1,205,510)
1,259,140
Securities Lending Reinvestments (b) — 12 .4%
Investment Companies — 12 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $1,334,884) 1,334,884 1,334,884
Investments
Principal
Amount Value
Short-Term Investments — 0 .6%
Repurchase Agreements (d) — 0 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $66,063
(Cost $66,043) $ 66,043
$ 66,043
Total Investments — 112.4%
(Cost $13,183,367) 12,051,705
Liabilities in excess of other assets — (12.4%) (1,326,866)
Net Assets — 100.0% $ 10,724,839
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $1,247,003, collateralized in the form of cash with a value of $1,334,884 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $1,334,884.
(c) Rate shown is the 7-day yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2026 (Unaudited) :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 44 .2%
United Kingdom 22 .9%
Belgium 10 .2%
France 8 .5%
Canada 6 .8%
Sweden 4 .1%
Switzerland 2 .7%
Other
a
0 .6%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks — 12 .7%
Aerospace & Defense — 0.4%
AAR Corp.* 40 $ 4,687
AeroVironment, Inc.* 39 9,838
AerSale Corp.* 33 257
AIRO Group Holdings, Inc.* 8 78
Archer Aviation, Inc., Class
a
A* 647 4,607
Astronics Corp.* 31 2,499
Byrna Technologies, Inc.* 19 243
Cadre Holdings, Inc. 29 1,287
Ducommun, Inc.* 14 1,730
Eve Holding, Inc.* 98 294
Firefly Aerospace, Inc.* 22 424
Intuitive Machines, Inc.* 112 1,846
Kratos Defense & Security
Solutions, Inc.* 171 14,737
Mercury Systems, Inc.* 53 4,719
Moog, Inc., Class
a
A 29 9,785
National Presto Industries, Inc. 5 660
Park Aerospace Corp. 19 502
Red Cat Holdings, Inc.* 105 1,223
Redwire Corp.* 75 680
Satellogic, Inc., Class
a
A* 86 258
V2X, Inc.* 24 1,674
Voyager Technologies, Inc.,
Class
a
A* 14 374
VSE Corp. 28 6,358
68,760
Air Freight & Logistics — 0.0%(a)
Arrive AI, Inc.* 3 3
Forward Air Corp.* 22 556
Hub Group, Inc., Class
a
A 61 2,627
Radiant Logistics, Inc.* 37 275
3,461
Automobile Components — 0.0%(a)
Adient plc* 84 2,043
Cooper-Standard Holdings,
Inc.* 17 653
Dana, Inc. 121 4,143
Dauch Corp.* 234 1,544
Dorman Products, Inc.* 28 3,300
Fox Factory Holding Corp.* 43 724
Garrett Motion, Inc. 163 3,319
Gentherm, Inc.* 31 1,016
Goodyear Tire & Rubber Co.
(The)* 283 2,335
Holley, Inc.* 78 318
LCI Industries 24 3,197
Motorcar Parts of America, Inc.* 14 145
Patrick Industries, Inc. 33 4,085
Phinia, Inc. 39 2,833
Solid Power, Inc.* 158 559
Standard Motor Products, Inc. 22 873
Strattec Security Corp.* 4 352
Visteon Corp. 28 2,679
XPEL, Inc.*(b) 26 1,108
35,226
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(a)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 146 $ 71
Livewire Group, Inc.* 38 64
Winnebago Industries, Inc. 28 1,117
1,252
Banks — 1.3%
1st Source Corp. 19 1,273
ACNB Corp. 11 554
Amalgamated Financial Corp. 24 924
Amerant Bancorp, Inc., Class
a
A 37 790
Ameris Bancorp 68 5,281
Ames National Corp. 9 243
Arrow Financial Corp. 17 566
Associated Banc-Corp. 171 4,516
Atlantic Union Bankshares
Corp. 146 5,411
Avidbank Holdings, Inc.* 3 87
Axos Financial, Inc.* 56 4,862
Banc of California, Inc. 132 2,438
BancFirst Corp. 21 2,310
Bancorp, Inc. (The)* 43 2,257
Bank First Corp. 9 1,212
Bank of Hawaii Corp. 40 3,031
Bank of Marin Bancorp 15 373
Bank of NT Butterfield & Son
Ltd. (The) 43 2,182
Bank7 Corp. 4 163
BankUnited, Inc. 77 3,596
Bankwell Financial Group, Inc. 7 327
Banner Corp. 35 2,060
Bar Harbor Bankshares 17 548
BayCom Corp. 10 294
BCB Bancorp, Inc. 16 128
Beacon Financial Corp. 86 2,558
Blue Foundry Bancorp* 18 237
Blue Ridge Bankshares, Inc. 69 280
Bridgewater Bancshares, Inc.* 21 384
Burke & Herbert Financial
Services Corp. 14 902
Business First Bancshares, Inc. 29 792
BV Financial, Inc.* 8 149
Byline Bancorp, Inc. 32 998
C&F Financial Corp. 3 218
California BanCorp 23 421
Camden National Corp. 17 785
Capital Bancorp, Inc. 12 353
Capital City Bank Group, Inc. 14 600
Capitol Federal Financial, Inc. 126 905
Carter Bankshares, Inc.* 23 479
Cathay General Bancorp 68 3,380
CB Financial Services, Inc. 5 174
Central Pacific Financial Corp. 27 860
CF Bankshares, Inc. 5 151
Chain Bridge Bancorp, Inc.,
Class
a
A* 2 69
Chemung Financial Corp. 4 222

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
ChoiceOne Financial Services,
Inc. 15 $ 429
Citizens & Northern Corp. 18 404
Citizens Community Bancorp,
Inc. 10 174
Citizens Financial Services, Inc. 5 300
City Holding Co. 14 1,680
Civista Bancshares, Inc. 20 476
CNB Financial Corp. 30 840
Coastal Financial Corp.* 13 964
CoastalSouth Bancshares, Inc. 6 147
Colony Bankcorp, Inc. 17 337
Columbia Financial, Inc.* 28 501
Commercial Bancgroup, Inc.* 7 182
Community Financial System,
Inc. 54 3,270
Community Trust Bancorp, Inc. 16 961
Community West Bancshares 17 395
ConnectOne Bancorp, Inc. 49 1,300
Customers Bancorp, Inc.* 33 2,226
CVB Financial Corp. 134 2,577
Dime Community Bancshares,
Inc. 41 1,326
Eagle Bancorp Montana, Inc. 8 174
Eagle Bancorp, Inc. 29 738
Eagle Financial Services, Inc. 5 174
Eastern Bankshares, Inc. 227 4,440
ECB Bancorp, Inc.* 8 138
Enterprise Financial Services
Corp. 38 2,170
Equity Bancshares, Inc.,
Class
a
A 16 718
Esquire Financial Holdings, Inc. 7 707
Farmers & Merchants Bancorp,
Inc. 13 336
Farmers National Banc Corp. 57 737
FB Bancorp, Inc.* 18 237
FB Financial Corp. 43 2,352
Fidelity D&D Bancorp, Inc. 5 219
Financial Institutions, Inc. 20 628
Finward Bancorp 4 149
Finwise Bancorp* 10 168
First Bancorp 163 3,444
First Bancorp 41 2,329
First Bancorp, Inc. (The) 11 304
First Bank 22 350
First Busey Corp. 87 2,206
First Business Financial
Services, Inc. 8 437
First Capital, Inc. 3 152
First Commonwealth Financial
Corp. 107 1,876
First Community Bankshares,
Inc. 16 626
First Community Corp. 8 231
First Financial Bancorp 103 2,891
First Financial Bankshares, Inc. 138 4,268
First Financial Corp. 12 760
First Foundation, Inc.* 65 382
First Internet Bancorp 8 162
Investments
Shares Value
Common Stocks (continued)
First Interstate BancSystem,
Inc., Class
a
A 92 $ 3,184
First Merchants Corp. 64 2,501
First Mid Bancshares, Inc. 22 902
First National Corp. 8 212
First United Corp. 6 213
First Western Financial, Inc.* 8 202
Firstsun Capital Bancorp* 13 474
Five Star Bancorp 16 623
Flagstar Bank NA 312 3,959
Flushing Financial Corp. 33 509
Franklin Financial Services
Corp. 4 206
FS Bancorp, Inc. 7 277
Fulton Financial Corp. 187 3,824
FVCBankcorp, Inc. 16 247
GBank Financial Holdings, Inc.* 9 272
German American Bancorp, Inc. 37 1,530
Glacier Bancorp, Inc. 132 6,005
Great Southern Bancorp, Inc. 9 554
Greene County Bancorp, Inc. 7 154
Hancock Whitney Corp. 87 5,725
Hanmi Financial Corp. 31 809
Hanover Bancorp, Inc. 5 103
Hawthorn Bancshares, Inc. 6 198
HBT Financial, Inc. 12 324
Heritage Commerce Corp. 62 771
Heritage Financial Corp. 35 924
Hilltop Holdings, Inc. 45 1,684
Hingham Institution For Savings
(The) 2 558
Home Bancorp, Inc. 7 414
Home BancShares, Inc. 193 5,300
HomeTrust Bancshares, Inc. 16 674
Hope Bancorp, Inc. 127 1,430
Horizon Bancorp, Inc. 52 876
Independent Bank Corp. 52 4,060
Independent Bank Corp. 20 695
International Bancshares Corp. 56 3,758
Investar Holding Corp. 9 254
John Marshall Bancorp, Inc. 13 250
Kearny Financial Corp. 59 451
Lakeland Financial Corp. 26 1,510
Landmark Bancorp, Inc. 5 139
LCNB Corp. 14 238
LINKBANCORP, Inc. 22 190
Live Oak Bancshares, Inc. 36 1,306
MainStreet Bancshares, Inc. 7 155
Mechanics Bancorp 50 713
Mercantile Bank Corp. 16 827
Meridian Corp. 9 175
Metrocity Bankshares, Inc. 20 562
Metropolitan Bank Holding
Corp. 9 757
Mid Penn Bancorp, Inc. 20 643
Midland States Bancorp, Inc. 21 465
MVB Financial Corp. 11 297
National Bank Holdings Corp.,
Class
a
A 39 1,560
National Bankshares, Inc. 6 225

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
NB Bancorp, Inc. 41 $ 875
NBT Bancorp, Inc. 53 2,264
Nicolet Bankshares, Inc. 19 2,902
Northeast Bank 8 887
Northeast Community Bancorp,
Inc. 13 315
Northfield Bancorp, Inc. 38 507
Northpointe Bancshares, Inc. 21 379
Northrim Bancorp, Inc. 22 517
Northwest Bancshares, Inc. 149 1,855
Norwood Financial Corp. 10 291
Oak Valley Bancorp 7 224
OceanFirst Financial Corp. 58 1,047
OFG Bancorp 45 1,804
Ohio Valley Banc Corp. 4 171
Old National Bancorp 360 8,316
Old Second Bancorp, Inc. 52 1,021
OP Bancorp 12 160
Orange County Bancorp, Inc. 12 399
Origin Bancorp, Inc. 31 1,290
Orrstown Financial Services,
Inc. 19 683
Park National Corp. 15 2,468
Parke Bancorp, Inc. 10 279
Pathward Financial, Inc. 23 2,088
Patriot National Bancorp, Inc.* 70 88
PCB Bancorp 11 246
Peapack-Gladstone Financial
Corp. 16 536
Peoples Bancorp of North
Carolina, Inc. 4 153
Peoples Bancorp, Inc. 36 1,162
Peoples Financial Services
Corp. 10 536
Pioneer Bancorp, Inc.* 11 155
Plumas Bancorp 7 352
Ponce Financial Group, Inc.* 20 325
Preferred Bank 12 1,053
Primis Financial Corp. 22 291
Princeton Bancorp, Inc. 5 170
Provident Financial Services,
Inc. 132 2,777
QCR Holdings, Inc. 17 1,470
RBB Bancorp 17 366
Red River Bancshares, Inc. 5 444
Renasant Corp. 97 3,652
Republic Bancorp, Inc., Class
a
A 9 621
Rhinebeck Bancorp, Inc.* 5 80
Richmond Mutual Bancorp, Inc. 8 108
Riverview Bancorp, Inc. 21 112
S&T Bancorp, Inc. 39 1,631
SB Financial Group, Inc. 6 125
Seacoast Banking Corp. of
Florida 90 2,801
ServisFirst Bancshares, Inc. 53 4,294
Shore Bancshares, Inc. 32 595
Sierra Bancorp 13 468
Simmons First National Corp.,
Class
a
A 148 2,947
SmartFinancial, Inc. 15 588
Sound Financial Bancorp, Inc. 2 85
Investments
Shares Value
Common Stocks (continued)
South Plains Financial, Inc. 13 $ 532
Southern First Bancshares,
Inc.* 8 447
Southern Missouri Bancorp,
Inc. 10 619
Southside Bancshares, Inc. 30 940
SR Bancorp, Inc. 8 132
Stellar Bancorp, Inc. 48 1,808
Stock Yards Bancorp, Inc. 27 1,732
Texas Capital Bancshares, Inc.* 47 4,479
Third Coast Bancshares, Inc.* 13 515
Timberland Bancorp, Inc. 8 305
Tompkins Financial Corp. 14 1,074
Towne Bank 75 2,569
TriCo Bancshares 31 1,481
Triumph Financial, Inc.* 23 1,285
TrustCo Bank Corp. 19 824
Trustmark Corp. 58 2,470
UMB Financial Corp. 75 8,691
Union Bankshares, Inc. 4 93
United Bankshares, Inc. 144 5,947
United Community Banks, Inc. 126 4,053
United Security Bancshares 14 145
Unity Bancorp, Inc. 8 426
Univest Financial Corp. 29 973
USCB Financial Holdings, Inc. 12 227
Valley National Bancorp 498 6,280
Virginia National Bankshares
Corp. 5 194
WaFd, Inc. 80 2,493
Washington Trust Bancorp, Inc. 20 674
WesBanco, Inc. 97 3,382
West Bancorp, Inc. 16 390
Westamerica Bancorp 25 1,266
Western New England Bancorp,
Inc. 19 244
WSFS Financial Corp. 57 3,620
297,486
Beverages — 0.0%(a)
MGP Ingredients, Inc. 14 266
National Beverage Corp.* 25 909
Vita Coco Co., Inc. (The)* 49 2,845
Zevia PBC, Class
a
A* 57 76
4,096
Biotechnology — 1.5%
4D Molecular Therapeutics,
Inc.* 41 396
Abeona Therapeutics, Inc.* 45 230
Absci Corp.* 140 384
ACADIA Pharmaceuticals, Inc.* 128 3,144
Actuate Therapeutics, Inc.* 10 37
ADC Therapeutics SA* 88 361
ADMA Biologics, Inc.* 238 3,706
Agios Pharmaceuticals, Inc.* 58 1,753
Akebia Therapeutics, Inc.* 260 341
Aldeyra Therapeutics, Inc.* 56 306
Alector, Inc.* 82 199
Alkermes plc* 166 4,997

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Allogene Therapeutics, Inc.* 158 $ 439
Altimmune, Inc.* 91 392
Amicus Therapeutics, Inc.* 306 4,397
AnaptysBio, Inc.* 19 1,046
Anavex Life Sciences Corp.* 86 381
Anika Therapeutics, Inc.* 13 187
Annexon, Inc.* 103 577
Apogee Therapeutics, Inc.* 40 2,800
Arbutus Biopharma Corp.* 155 722
Arcellx, Inc.* 35 3,983
Arcturus Therapeutics Holdings,
Inc.* 26 214
Arcus Biosciences, Inc.* 81 1,650
Arcutis Biotherapeutics, Inc.* 113 3,048
Ardelyx, Inc.* 246 1,611
ArriVent Biopharma, Inc.* 30 689
Arrowhead Pharmaceuticals,
Inc.* 136 8,605
ARS Pharmaceuticals, Inc.* 61 566
aTyr Pharma, Inc.* 98 94
Aura Biosciences, Inc.* 45 265
Aurinia Pharmaceuticals, Inc.* 122 1,729
Avidity Biosciences, Inc.* 119 8,568
Avita Medical, Inc.* 13 65
Beam Therapeutics, Inc.* 98 2,789
Benitec Biopharma, Inc.* 15 163
Bicara Therapeutics, Inc.* 32 537
BioCryst Pharmaceuticals, Inc.* 240 2,100
Biohaven Ltd.* 96 1,106
Bridgebio Pharma, Inc.* 163 10,836
Bright Minds Biosciences, Inc.* 5 419
Candel Therapeutics, Inc.* 45 236
Capricor Therapeutics, Inc.* 39 1,089
Cardiff Oncology, Inc.* 64 124
CareDx, Inc.* 53 994
Cartesian Therapeutics, Inc.* 12 91
Catalyst Pharmaceuticals, Inc.* 119 2,747
Celcuity, Inc.* 33 3,686
Celldex Therapeutics, Inc.* 67 2,016
CG oncology, Inc.* 57 3,352
Cogent Biosciences, Inc.* 143 5,556
Coherus Oncology, Inc.* 109 182
Compass Therapeutics, Inc.* 134 757
Corvus Pharmaceuticals, Inc.* 59 1,077
CRISPR Therapeutics AG* 89 5,352
Cullinan Therapeutics, Inc.* 55 852
Cytokinetics, Inc.* 120 7,466
Day One Biopharmaceuticals,
Inc.* 81 859
Denali Therapeutics, Inc.* 136 2,880
Design Therapeutics, Inc.* 25 261
DiaMedica Therapeutics, Inc.* 35 278
Dianthus Therapeutics, Inc.* 25 1,380
Disc Medicine, Inc.* 26 1,732
Dyne Therapeutics, Inc.* 127 1,984
Editas Medicine, Inc.* 93 205
Eledon Pharmaceuticals, Inc.* 58 152
Emergent BioSolutions, Inc.* 54 440
Enanta Pharmaceuticals, Inc.* 28 400
Entrada Therapeutics, Inc.* 29 346
Investments
Shares Value
Common Stocks (continued)
Erasca, Inc.* 178 $ 2,431
Fate Therapeutics, Inc.* 112 166
Fennec Pharmaceuticals, Inc.* 24 204
Foghorn Therapeutics, Inc.* 34 193
Geron Corp.* 560 941
Gossamer Bio, Inc.* 197 84
GRAIL, Inc.* 36 1,916
Greenwich Lifesciences, Inc.* 6 166
Gyre Therapeutics, Inc.* 12 99
Heron Therapeutics, Inc.* 158 188
Humacyte, Inc.* 159 177
Ideaya Biosciences, Inc.* 82 2,640
ImmunityBio, Inc.* 303 2,963
Immunome, Inc.* 96 2,099
Immunovant, Inc.* 72 1,997
Inhibikase Therapeutics, Inc.* 62 127
Inhibrx Biosciences, Inc.* 9 667
Inmune Bio, Inc.* 21 27
Intellia Therapeutics, Inc.* 106 1,461
Iovance Biotherapeutics, Inc.* 315 1,216
Ironwood Pharmaceuticals,
Inc., Class
a
A* 164 561
Jade Biosciences, Inc. 47 697
Janux Therapeutics, Inc.* 44 599
KalVista Pharmaceuticals, Inc.* 39 635
Keros Therapeutics, Inc.* 30 426
Kodiak Sciences, Inc.* 34 911
Korro Bio, Inc.* 7 85
Krystal Biotech, Inc.* 25 6,891
Kura Oncology, Inc.* 83 725
Kymera Therapeutics, Inc.* 58 5,298
Larimar Therapeutics, Inc.* 50 265
Lexeo Therapeutics, Inc.* 65 467
Madrigal Pharmaceuticals, Inc.* 19 8,208
MannKind Corp.* 311 1,020
MapLight Therapeutics, Inc.* 17 294
MeiraGTx Holdings plc* 46 348
MiMedx Group, Inc.* 121 592
Mineralys Therapeutics, Inc.* 48 1,404
Mirum Pharmaceuticals, Inc.* 42 3,876
Monopar Therapeutics, Inc.* 5 274
Monte Rosa Therapeutics, Inc.* 48 852
Myriad Genetics, Inc.* 93 429
Neurogene, Inc.* 10 235
Nkarta, Inc.* 44 119
Novavax, Inc.* 154 1,562
Nurix Therapeutics, Inc.* 103 1,645
Nuvalent, Inc., Class
a
A* 51 5,199
Nuvectis Pharma, Inc.* 16 142
Olema Pharmaceuticals, Inc.* 61 1,476
Organogenesis Holdings, Inc.,
Class
a
A* 70 225
ORIC Pharmaceuticals, Inc.* 68 915
Oruka Therapeutics, Inc.* 40 1,376
Palvella Therapeutics, Inc.* 7 945
Perspective Therapeutics, Inc.* 61 329
Praxis Precision Medicines,
Inc.* 25 8,419
Precigen, Inc.* 185 701
Prime Medicine, Inc.* 102 471

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Protagonist Therapeutics, Inc.* 60 $ 5,525
Protalix BioTherapeutics, Inc.* 74 213
Protara Therapeutics, Inc.* 36 229
Prothena Corp. plc* 45 390
PTC Therapeutics, Inc.* 80 5,455
Puma Biotechnology, Inc.* 44 251
Recursion Pharmaceuticals,
Inc., Class
a
A* 390 1,431
REGENXBIO, Inc.* 48 434
Relay Therapeutics, Inc.* 144 1,477
Replimune Group, Inc.* 71 543
Rezolute, Inc.* 83 266
Rhythm Pharmaceuticals, Inc.* 54 5,007
Rigel Pharmaceuticals, Inc.* 18 625
Rocket Pharmaceuticals, Inc.* 87 436
Sana Biotechnology, Inc.* 169 711
Savara, Inc.* 145 873
Scholar Rock Holding Corp.* 84 3,719
SELLAS Life Sciences Group,
Inc.* 127 626
Sionna Therapeutics, Inc.* 16 585
Soleno Therapeutics, Inc.* 48 1,875
Solid Biosciences, Inc.* 60 373
Spyre Therapeutics, Inc.* 71 3,054
Stoke Therapeutics, Inc.* 46 1,675
Syndax Pharmaceuticals, Inc.* 87 1,889
Tango Therapeutics, Inc.* 109 1,214
Taysha Gene Therapies, Inc.* 227 1,028
Tectonic Therapeutic, Inc.* 11 258
Tevogen Bio Holdings, Inc.* 42 11
TG Therapeutics, Inc.* 149 4,483
Tonix Pharmaceuticals Holding
Corp.* 12 168
Travere Therapeutics, Inc.* 85 2,532
TriSalus Life Sciences, Inc.* 31 157
TuHURA Biosciences, Inc.* 34 57
Twist Bioscience Corp.* 61 2,862
Tyra Biosciences, Inc.* 27 899
Upstream Bio, Inc.* 34 261
UroGen Pharma Ltd.* 38 825
Vanda Pharmaceuticals, Inc.* 57 508
Vaxcyte, Inc.* 127 7,841
Vera Therapeutics, Inc.,
Class
a
A* 57 2,325
Veracyte, Inc.* 80 2,927
Verastem, Inc.* 55 315
Vericel Corp.* 52 1,855
Vir Biotechnology, Inc.* 91 827
Viridian Therapeutics, Inc.* 82 2,409
Voyager Therapeutics, Inc.* 48 197
Xencor, Inc.* 72 919
Xenon Pharmaceuticals, Inc.* 78 3,372
XOMA Royalty Corp.* 10 255
Zenas Biopharma, Inc.* 19 501
Zymeworks, Inc.* 51 1,188
278,560
Broadline Retail — 0.0%(a)
Groupon, Inc., Class
a
A* 26 328
Kohl's Corp. 112 1,833
Investments
Shares Value
Common Stocks (continued)
Savers Value Village, Inc.* 39 $ 368
2,529
Building Products — 0.2%
American Woodmark Corp.* 15 752
Apogee Enterprises, Inc. 22 876
AZZ, Inc. 30 4,079
CSW Industrials, Inc. 17 5,004
Gibraltar Industries, Inc.* 31 1,410
Griffon Corp. 39 3,324
Insteel Industries, Inc. 19 708
Janus International Group, Inc.* 139 967
JELD-WEN Holding, Inc.* 87 171
Masterbrand, Inc.* 130 1,316
Modine Manufacturing Co.* 54 12,272
Quanex Building Products
Corp. 47 965
Resideo Technologies, Inc.* 133 5,147
Tecnoglass, Inc. 28 1,276
UFP Industries, Inc. 60 6,175
Zurn Elkay Water Solutions
Corp. 154 7,851
52,293
Capital Markets — 0.2%
Acadian Asset Management,
Inc. 27 1,454
AlTi Global, Inc.* 44 195
Artisan Partners Asset
Management, Inc., Class
a
A 64 2,578
Bakkt, Inc., Class
a
A* 15 143
BGC Group, Inc., Class
a
A 372 3,541
Cohen & Steers, Inc. 28 1,872
Diamond Hill Investment Group,
Inc. 3 516
DigitalBridge Group, Inc. 182 2,812
Donnelley Financial Solutions,
Inc.* 26 1,294
Fold Holdings, Inc.* 6 9
Forge Global Holdings, Inc.* 11 495
GCM Grosvenor, Inc., Class
a
A 53 614
Innventure, Inc.* 28 80
Marex Group plc 57 2,477
MarketWise, Inc. 2 28
Miami International Holdings,
Inc.* 24 1,022
Moelis & Co., Class
a
A 76 4,511
Open Lending Corp.* 104 138
Patria Investments Ltd., Class
a
A 68 892
Perella Weinberg Partners,
Class
a
A 64 1,185
Piper Sandler Cos. 18 5,320
PJT Partners, Inc., Class
a
A 24 3,544
Ridgepost Capital, Inc., Class
a
A 60 484
Siebert Financial Corp.* 15 28
Silvercrest Asset Management
Group, Inc., Class
a
A 7 106
StepStone Group, Inc., Class
a
A 72 3,106
StoneX Group, Inc.* 50 6,375
Strive, Inc., Class
a
A* 14 111

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Value Line, Inc. 1 $ 37
Victory Capital Holdings, Inc.,
Class
a
A 45 3,113
Virtus Investment Partners, Inc. 7 969
Webull Corp.* 280 1,627
Westwood Holdings Group, Inc. 8 134
WisdomTree, Inc. 127 2,173
52,983
Chemicals — 0.1%
AdvanSix, Inc. 27 481
American Vanguard Corp.* 26 120
Arq, Inc.* 33 116
Ascent Industries Co.* 8 137
ASP Isotopes, Inc.* 95 507
Aspen Aerogels, Inc.* 68 212
Avient Corp. 94 3,861
Balchem Corp. 34 6,169
Cabot Corp. 55 4,188
Chemours Co. (The) 155 2,827
Core Molding Technologies,
Inc.* 8 146
Ecovyst, Inc.* 117 1,319
Flotek Industries, Inc.* 15 230
Hawkins, Inc. 20 2,982
HB Fuller Co. 56 3,680
Ingevity Corp.* 37 2,665
Innospec, Inc. 25 1,915
Intrepid Potash, Inc.* 11 407
Koppers Holdings, Inc. 19 718
Kronos Worldwide, Inc. 22 128
LSB Industries, Inc.* 55 639
Mativ Holdings, Inc. 55 596
Minerals Technologies, Inc. 32 2,260
Orion SA 57 324
Perimeter Solutions, Inc.* 143 3,358
PureCycle Technologies, Inc.* 133 839
Quaker Chemical Corp. 14 2,058
Rayonier Advanced Materials,
Inc.* 66 625
Sensient Technologies Corp. 43 4,366
Solesence, Inc.* 19 24
Stepan Co. 22 1,120
Trinseo plc 35 8
Tronox Holdings plc 123 920
Valhi, Inc. 2 28
49,973
Commercial Services & Supplies — 0.0%(a)
ABM Industries, Inc. 63 2,804
ACCO Brands Corp. 90 366
ACV Auctions, Inc., Class
a
A* 172 836
BrightView Holdings, Inc.* 74 1,020
Brink's Co. (The) 43 5,021
Casella Waste Systems, Inc.,
Class
a
A* 65 6,055
Cimpress plc* 18 1,315
CompX International, Inc. 2 47
CoreCivic, Inc.* 108 1,909
Deluxe Corp. 45 1,249
Investments
Shares Value
Common Stocks (continued)
Ennis, Inc. 25 $ 528
Enviri Corp.* 78 1,477
GEO Group, Inc. (The)* 139 2,091
Healthcare Services Group,
Inc.* 72 1,567
HNI Corp. 65 2,922
Interface, Inc., Class
a
A 59 1,858
Liquidity Services, Inc.* 24 759
MillerKnoll, Inc. 70 1,410
Mobile Infrastructure Corp.,
Class
a
A* 13 40
Montrose Environmental Group,
Inc.* 34 993
NL Industries, Inc. 9 56
OPENLANE, Inc.* 108 3,079
Perma-Fix Environmental
Services, Inc.* 18 246
Pitney Bowes, Inc. 166 1,781
Quad/Graphics, Inc. 30 207
UniFirst Corp. 15 3,522
Vestis Corp.* 118 929
Virco Mfg. Corp. 12 76
44,163
Communications Equipment — 0.2%
ADTRAN Holdings, Inc.* 76 775
Applied Optoelectronics, Inc.* 62 5,222
Aviat Networks, Inc.* 12 300
BK Technologies Corp.* 3 261
Calix, Inc.* 62 3,210
Clearfield, Inc.* 12 377
Digi International, Inc.* 37 1,806
Extreme Networks, Inc.* 135 1,887
Harmonic, Inc.* 115 1,222
Inseego Corp.* 13 161
NETGEAR, Inc.* 28 577
NetScout Systems, Inc.* 72 2,103
Ribbon Communications, Inc.* 96 214
Viasat, Inc.* 127 5,814
Viavi Solutions, Inc.* 227 6,744
Vistance Networks, Inc.* 224 3,936
34,609
Construction & Engineering — 0.6%
Ameresco, Inc., Class
a
A* 33 1,005
Arcosa, Inc. 50 5,374
Argan, Inc. 14 6,317
Bowman Consulting Group
Ltd., Class
a
A* 14 470
Centuri Holdings, Inc.* 80 2,480
Concrete Pumping Holdings,
Inc.* 23 155
Construction Partners, Inc.,
Class
a
A* 48 6,450
Dycom Industries, Inc.* 29 12,181
Fluor Corp.* 165 8,631
Granite Construction, Inc. 45 6,051
Great Lakes Dredge & Dock
Corp.* 68 1,153
IES Holdings, Inc.* 9 4,458

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Legence Corp., Class
a
A* 38 $ 2,206
Limbach Holdings, Inc.* 11 1,006
Matrix Service Co.* 28 308
MYR Group, Inc.* 16 4,319
NWPX Infrastructure, Inc.* 10 776
Orion Group Holdings, Inc.* 39 535
Primoris Services Corp. 56 8,440
Southland Holdings, Inc.* 13 15
Sterling Infrastructure, Inc.* 31 13,272
Tutor Perini Corp. 46 3,467
89,069
Construction Materials — 0.1%
Knife River Corp.* 59 5,250
Smith-Midland Corp.* 3 115
Titan America SA 25 453
United States Lime & Minerals,
Inc. 11 1,256
7,074
Consumer Finance — 0.1%
Atlanticus Holdings Corp.* 5 262
Bread Financial Holdings, Inc. 47 3,330
Consumer Portfolio Services,
Inc.* 10 81
Dave, Inc.* 11 2,126
Encore Capital Group, Inc.* 23 1,571
Enova International, Inc.* 25 3,476
FirstCash Holdings, Inc. 41 7,904
Green Dot Corp., Class
a
A* 55 636
Jefferson Capital, Inc. 8 165
LendingClub Corp.* 116 1,730
LendingTree, Inc.* 11 411
Medallion Financial Corp. 17 172
Navient Corp. 70 615
Nelnet, Inc., Class
a
A 11 1,424
NerdWallet, Inc., Class
a
A* 44 477
Oportun Financial Corp.* 42 218
OppFi, Inc. 27 248
PRA Group, Inc.* 40 630
PROG Holdings, Inc. 40 1,408
Regional Management Corp. 9 286
Upstart Holdings, Inc.* 87 2,369
Vroom, Inc.* 1 15
World Acceptance Corp.* 3 405
29,959
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) 34 2,220
Chefs' Warehouse, Inc. (The)* 37 2,641
Grocery Outlet Holding Corp.* 97 958
HF Foods Group, Inc.* 41 86
Ingles Markets, Inc., Class
a
A 15 1,276
Natural Grocers by Vitamin
Cottage, Inc. 13 351
PriceSmart, Inc. 26 4,020
United Natural Foods, Inc.* 62 2,369
Village Super Market, Inc.,
Class
a
A 9 352
Investments
Shares Value
Common Stocks (continued)
Weis Markets, Inc. 14 $ 949
15,222
Containers & Packaging — 0.0%(a)
Ardagh Metal Packaging SA 143 694
Greif, Inc., Class
a
A 26 1,889
Greif, Inc., Class
a
B 5 437
Myers Industries, Inc. 38 850
O-I Glass, Inc.* 158 2,117
Ranpak Holdings Corp.,
Class
a
A* 48 246
TriMas Corp. 33 1,290
7,523
Distributors — 0.0%(a)
GigaCloud Technology, Inc.,
Class
a
A* 25 1,108
Gold. Com, Inc. 19 1,092
Weyco Group, Inc. 6 188
2,388
Diversified Consumer Services — 0.1%
American Public Education,
Inc.* 18 825
Carriage Services, Inc., Class
a
A 15 691
Coursera, Inc.* 146 936
Covista, Inc.* 37 3,626
Driven Brands Holdings, Inc.* 61 671
European Wax Center, Inc.,
Class
a
A* 30 172
Frontdoor, Inc.* 75 5,143
Graham Holdings Co., Class
a
B 3 3,160
KinderCare Learning Cos., Inc.* 32 112
Laureate Education, Inc.* 131 4,237
Lincoln Educational Services
Corp.* 30 1,087
Matthews International Corp.,
Class
a
A 31 819
McGraw Hill, Inc.* 30 420
Mister Car Wash, Inc.* 102 726
Nerdy, Inc.* 61 59
OneSpaWorld Holdings Ltd. 103 2,218
Perdoceo Education Corp. 67 2,234
Phoenix Education Partners,
Inc. 5 148
Strategic Education, Inc. 24 1,975
Stride, Inc.* 44 3,713
Udemy, Inc.* 98 493
Universal Technical Institute,
Inc.* 48 1,738
Zspace, Inc.* 6 2
35,205
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 75 1,559
Alpine Income Property Trust,
Inc., REIT 13 256
American Assets Trust, Inc.,
REIT 53 1,035

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Armada Hoffler Properties, Inc.,
REIT 82 $ 513
Broadstone Net Lease, Inc.,
REIT 195 3,781
CTO Realty Growth, Inc., REIT 32 623
Essential Properties Realty
Trust, Inc., REIT 204 6,924
Gladstone Commercial Corp.,
REIT 47 587
Global Net Lease, Inc., REIT 203 1,912
Modiv Industrial, Inc., Class
a
C,
REIT 10 155
NexPoint Diversified Real
Estate Trust, REIT 36 160
17,505
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 12 443
ATN International, Inc. 10 288
Bandwidth, Inc., Class
a
A* 28 415
Cogent Communications
Holdings, Inc. 50 938
Globalstar, Inc.* 51 3,176
IDT Corp., Class
a
B 17 866
Liberty Latin America Ltd.,
Class
a
A* 30 235
Liberty Latin America Ltd.,
Class
a
C* 130 1,032
Lumen Technologies, Inc.* 979 6,961
Shenandoah
Telecommunications Co. 52 709
Uniti Group, Inc. 172 1,259
16,322
Electric Utilities — 0.2%
Genie Energy Ltd., Class
a
B 22 320
Hawaiian Electric Industries,
Inc.* 179 2,773
MGE Energy, Inc. 38 3,117
Oklo, Inc., Class
a
A* 112 7,050
Otter Tail Corp. 40 3,404
Portland General Electric Co. 116 6,259
TXNM Energy, Inc. 103 6,079
29,002
Electrical Equipment — 0.4%
Allient, Inc. 15 988
American Superconductor
Corp.* 45 1,466
Amprius Technologies, Inc.* 113 1,212
Array Technologies, Inc.* 156 1,182
Atkore, Inc. 35 2,265
Bloom Energy Corp., Class
a
A* 224 34,870
EnerSys 38 6,314
Enovix Corp.* 173 912
Eos Energy Enterprises, Inc.* 317 1,805
Fluence Energy, Inc.* 65 1,010
FuelCell Energy, Inc.* 1 8
Hyliion Holdings Corp.* 127 260
KULR Technology Group, Inc.* 41 115
LSI Industries, Inc. 28 605
Investments
Shares Value
Common Stocks (continued)
NANO Nuclear Energy, Inc.* 41 $ 1,090
Net Power, Inc.* 32 62
Nextpower, Inc., Class
a
A* 150 15,765
NuScale Power Corp., Class
a
A* 130 1,670
Plug Power, Inc.* 1,156 2,069
Powell Industries, Inc. 10 5,236
Power Solutions International,
Inc.* 9 751
Preformed Line Products Co. 3 761
Shoals Technologies Group,
Inc., Class
a
A* 173 1,026
SKYX Platforms Corp.* 73 141
SunPower, Inc.* 64 83
Sunrun, Inc.* 230 3,048
T1 Energy, Inc.* 137 844
Thermon Group Holdings, Inc.* 34 1,727
Vicor Corp.* 24 4,834
92,119
Electronic Equipment, Instruments & Components — 0.4%
908 Devices, Inc.* 28 193
Advanced Energy Industries,
Inc. 39 13,087
Aeva Technologies, Inc.* 38 504
Arlo Technologies, Inc.* 102 1,600
Badger Meter, Inc. 30 4,573
Bel Fuse, Inc., Class
a
A 2 424
Bel Fuse, Inc., Class
a
B 11 2,527
Belden, Inc. 40 5,732
Benchmark Electronics, Inc. 37 2,139
Climb Global Solutions, Inc. 4 379
CTS Corp. 30 1,580
Daktronics, Inc.* 39 1,005
ePlus, Inc. 27 2,178
Evolv Technologies Holdings,
Inc.* 157 832
Fabrinet* 37 20,188
Frequency Electronics, Inc.* 7 351
Insight Enterprises, Inc.* 30 2,507
Itron, Inc.* 47 4,416
Kimball Electronics, Inc.* 25 625
Knowles Corp.* 88 2,391
Methode Electronics, Inc. 34 288
MicroVision, Inc.* 309 241
Mirion Technologies, Inc.,
Class
a
A* 246 5,316
M-Tron Industries, Inc.* 3 190
Napco Security Technologies,
Inc. 35 1,631
Neonode, Inc.* 13 24
nLight, Inc.* 48 2,697
Novanta, Inc.* 37 4,974
OSI Systems, Inc.* 17 4,848
Ouster, Inc.* 56 1,061
PC Connection, Inc. 11 670
Plexus Corp.* 28 5,436
Powerfleet, Inc.* 128 457
Richardson Electronics Ltd. 12 147
Rogers Corp.* 19 2,049
Sanmina Corp.* 54 8,384

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
ScanSource, Inc.* 22 $ 809
TTM Technologies, Inc.* 105 10,945
Vishay Intertechnology, Inc. 124 2,321
Vishay Precision Group, Inc.* 12 553
Vuzix Corp.* 69 199
120,471
Energy Equipment & Services — 0.4%
Archrock, Inc. 177 6,253
Atlas Energy Solutions, Inc.,
Class
a
A 80 770
Borr Drilling Ltd. 273 1,673
Bristow Group, Inc., Class
a
A* 29 1,383
Cactus, Inc., Class
a
A 70 3,780
Core Laboratories, Inc. 48 844
DMC Global, Inc.* 20 118
Energy Services of America
Corp. 12 187
Expro Group Holdings NV* 91 1,625
Flowco Holdings, Inc., Class
a
A 21 474
Forum Energy Technologies,
Inc.* 10 580
Helix Energy Solutions Group,
Inc.* 143 1,314
Helmerich & Payne, Inc. 99 3,487
Innovex International, Inc.* 40 1,054
Kodiak Gas Services, Inc. 87 4,748
Liberty Energy, Inc., Class
a
A 162 4,551
Mammoth Energy Services,
Inc.* 25 58
Nabors Industries Ltd.* 15 1,172
National Energy Services
Reunited Corp.* 63 1,578
Natural Gas Services Group,
Inc. 10 383
Noble Corp. plc 130 5,906
Oceaneering International, Inc.* 101 3,585
Oil States International, Inc.* 58 759
Patterson-UTI Energy, Inc. 356 3,030
ProFrac Holding Corp.,
Class
a
A* 29 144
ProPetro Holding Corp.* 82 995
Ranger Energy Services, Inc.,
Class
a
A 21 366
RPC, Inc. 92 535
SEACOR Marine Holdings, Inc.* 22 169
Seadrill Ltd.* 64 2,808
Select Water Solutions, Inc.,
Class
a
A 97 1,326
Solaris Energy Infrastructure,
Inc., Class
a
A 43 2,134
TETRA Technologies, Inc.* 130 1,126
Tidewater, Inc.* 50 3,971
Transocean Ltd.* 954 6,182
Valaris Ltd.* 64 6,134
75,202
Entertainment — 0.0%(a)
AMC Entertainment Holdings,
Inc., Class
a
A* 530 615
Investments
Shares Value
Common Stocks (continued)
Atlanta Braves Holdings, Inc.,
Class
a
A* 7 $ 339
Atlanta Braves Holdings, Inc.,
Class
a
C* 47 2,054
Cinemark Holdings, Inc. 107 3,022
CuriosityStream, Inc. 42 142
Eventbrite, Inc., Class
a
A* 78 345
Gaia, Inc., Class
a
A* 17 58
Golden Matrix Group, Inc.,* 22 13
IMAX Corp.* 45 1,927
Lionsgate Studios Corp.* 210 1,890
Madison Square Garden
Entertainment Corp., Class
a
A* 41 2,589
Marcus Corp. (The) 23 387
Playstudios, Inc.* 92 47
Playtika Holding Corp. 58 179
Reservoir Media, Inc.* 21 188
Sphere Entertainment Co.* 29 3,451
Starz Entertainment Corp. 12 132
Vivid Seats, Inc., Class
a
A* 3 18
17,396
Financial Services — 0.4%
Acacia Research Corp.* 35 147
Alerus Financial Corp. 24 572
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 29 1,451
Better Home & Finance Holding
Co.* 6 197
Burford Capital Ltd. 206 1,739
Cannae Holdings, Inc. 49 598
Cantaloupe, Inc.* 57 595
Cass Information Systems, Inc. 12 533
Compass Diversified Holdings 69 517
Enact Holdings, Inc. 29 1,213
Essent Group Ltd. 97 5,901
EVERTEC, Inc. 66 1,868
Federal Agricultural Mortgage
Corp., Class
a
C 10 1,577
Finance of America Cos., Inc.,
Class
a
A* 5 97
Flywire Corp.* 120 1,477
HA Sustainable Infrastructure
Capital, Inc. 126 4,602
International Money Express,
Inc.* 28 442
Jackson Financial, Inc., Class
a
A 71 7,773
loanDepot, Inc., Class
a
A* 92 190
Marqeta, Inc., Class
a
A* 375 1,440
Merchants Bancorp 27 1,142
NCR Atleos Corp.* 75 3,321
NewtekOne, Inc. 23 282
NMI Holdings, Inc., Class
a
A* 80 3,145
Onity Group, Inc.* 7 293
Pagseguro Digital Ltd., Class
a
A 184 1,952
Payoneer Global, Inc.* 286 1,236
Paysafe Ltd.* 33 207
Paysign, Inc.* 36 128
PennyMac Financial Services,
Inc. 30 2,758

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Priority Technology Holdings,
Inc.* 28 $ 155
Radian Group, Inc. 139 4,798
Remitly Global, Inc.* 173 2,889
Repay Holdings Corp., Class
a
A* 69 192
Security National Financial
Corp., Class
a
A* 17 154
Sezzle, Inc.* 17 1,240
StoneCo Ltd., Class
a
A* 258 4,334
SWK Holdings Corp. 3 49
Velocity Financial, Inc.* 12 223
Walker & Dunlop, Inc. 34 1,564
Waterstone Financial, Inc. 16 285
63,276
Food Products — 0.2%
Alico, Inc. 6 248
B&G Foods, Inc. 80 425
Beyond Meat, Inc.* 393 372
BRC, Inc., Class
a
A* 95 60
Calavo Growers, Inc. 17 456
Cal-Maine Foods, Inc. 45 3,920
Dole plc 85 1,363
Forafric Global plc* 6 58
Fresh Del Monte Produce, Inc. 34 1,460
Hain Celestial Group, Inc. (The)* 93 74
J & J Snack Foods Corp. 16 1,393
John B Sanfilippo & Son, Inc. 8 661
Lifeway Foods, Inc.* 5 111
Limoneira Co. 17 239
Mama's Creations, Inc.* 38 651
Marzetti Co. (The) 21 3,451
Mission Produce, Inc.* 44 624
Seneca Foods Corp., Class
a
A* 5 695
Simply Good Foods Co. (The)* 95 1,621
SunOpta, Inc.* 98 635
Tootsie Roll Industries, Inc. 19 802
Utz Brands, Inc. 76 706
Vital Farms, Inc.* 36 759
Westrock Coffee Co.* 37 163
20,947
Gas Utilities — 0.1%
Brookfield Infrastructure Corp.,
Class
a
A 124 6,185
Chesapeake Utilities Corp. 24 3,263
New Jersey Resources Corp. 104 5,641
Northwest Natural Holding Co. 42 2,228
ONE Gas, Inc. 61 5,334
RGC Resources, Inc. 8 176
Southwest Gas Holdings, Inc. 66 5,819
Spire, Inc. 60 5,497
34,143
Ground Transportation — 0.0%(a)
ArcBest Corp. 23 2,361
Covenant Logistics Group, Inc.,
Class
a
A 16 471
FTAI Infrastructure, Inc. 112 650
Heartland Express, Inc. 45 496
Investments
Shares Value
Common Stocks (continued)
Hertz Global Holdings, Inc.* 121 $ 549
Marten Transport Ltd. 60 815
PAMT Corp.* 5 50
Proficient Auto Logistics, Inc.* 25 189
RXO, Inc.* 167 2,665
Universal Logistics Holdings,
Inc. 7 116
Werner Enterprises, Inc. 62 2,176
10,538
Health Care Equipment & Supplies — 0.2%
Accuray, Inc.* 102 59
Acme United Corp. 3 135
Alphatec Holdings, Inc.* 121 1,648
AngioDynamics, Inc.* 40 458
Anteris Technologies Global
Corp.* 35 228
Artivion, Inc.* 43 1,655
AtriCure, Inc.* 50 1,563
Avanos Medical, Inc.* 46 649
Axogen, Inc.* 46 1,460
Beta Bionics, Inc.* 40 505
Bioventus, Inc., Class
a
A* 47 413
Butterfly Network, Inc.* 201 762
CapsoVision, Inc.* 6 33
Carlsmed, Inc.* 7 102
Ceribell, Inc.* 27 504
Cerus Corp.* 189 484
ClearPoint Neuro, Inc.* 27 339
CONMED Corp. 32 1,472
CVRx, Inc.* 16 131
Delcath Systems, Inc.* 31 276
Electromed, Inc.* 7 166
Embecta Corp. 60 616
Enovis Corp.* 59 1,503
Glaukos Corp.* 57 6,863
Haemonetics Corp.* 49 3,103
ICU Medical, Inc.* 25 3,764
Inogen, Inc.* 24 146
Integer Holdings Corp.* 35 3,034
Integra LifeSciences Holdings
Corp.* 69 785
iRadimed Corp. 8 828
IRhythm Holdings, Inc.* 33 4,414
Kestra Medical Technologies
Ltd.* 20 466
KORU Medical Systems, Inc.* 44 210
Lantheus Holdings, Inc.* 69 5,169
LeMaitre Vascular, Inc. 21 2,272
LENSAR, Inc.* 10 120
LivaNova plc* 56 3,954
Lucid Diagnostics, Inc.* 92 132
Merit Medical Systems, Inc.* 60 4,631
Myomo, Inc.* 36 28
Neogen Corp.* 224 2,516
Neuronetics, Inc.* 40 54
NeuroPace, Inc.* 26 379
Novocure Ltd.* 104 1,422
Omnicell, Inc.* 47 1,932
OraSure Technologies, Inc.* 73 230

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Orthofix Medical, Inc.* 40 $ 541
OrthoPediatrics Corp.* 17 326
Outset Medical, Inc.* 17 59
Picard Medical, Inc.* 5 5
PROCEPT BioRobotics Corp.* 55 1,248
Pro-Dex, Inc.* 2 89
Pulmonx Corp.* 40 63
Pulse Biosciences, Inc.* 18 337
QuidelOrtho Corp.* 70 1,592
RxSight, Inc.* 36 269
Sanara Medtech, Inc.* 3 61
SANUWAVE Health, Inc.* 8 195
Shoulder Innovations, Inc.* 5 68
SI-BONE, Inc.* 40 621
Sight Sciences, Inc.* 43 222
STAAR Surgical Co.* 51 1,015
Stereotaxis, Inc.* 62 134
Tactile Systems Technology,
Inc.* 23 674
Tandem Diabetes Care, Inc.* 70 1,771
TransMedics Group, Inc.* 34 4,939
Treace Medical Concepts, Inc.* 49 91
UFP Technologies, Inc.* 8 1,685
Utah Medical Products, Inc. 3 200
Varex Imaging Corp.* 42 553
78,371
Health Care Providers & Services — 0.4%
Accendra Health, Inc.* 77 186
AdaptHealth Corp., Class
a
A* 105 961
Addus HomeCare Corp.* 19 1,967
agilon health, Inc.* 317 187
AirSculpt Technologies, Inc.* 17 27
Alignment Healthcare, Inc.* 174 3,344
AMN Healthcare Services, Inc.* 39 760
Ardent Health, Inc.* 24 225
Astrana Health, Inc.* 42 854
Aveanna Healthcare Holdings,
Inc.* 71 523
BrightSpring Health Services,
Inc.* 114 4,723
Brookdale Senior Living, Inc.* 239 3,657
Castle Biosciences, Inc.* 29 858
Clover Health Investments
Corp., Class
a
A* 419 876
Community Health Systems,
Inc.* 132 457
Concentra Group Holdings
Parent, Inc. 120 2,875
CorVel Corp.* 30 1,547
Cross Country Healthcare, Inc.* 32 278
DocGo, Inc.* 92 66
Enhabit, Inc.* 51 694
Ensign Group, Inc. (The) 58 12,422
Fulgent Genetics, Inc.* 21 322
GeneDx Holdings Corp.,
Class
a
A* 20 1,594
Guardant Health, Inc.* 125 11,737
Guardian Pharmacy Services,
Inc., Class
a
A* 23 771
HealthEquity, Inc.* 88 6,731
Investments
Shares Value
Common Stocks (continued)
Hims & Hers Health, Inc.* 210 $ 3,049
Innovage Holding Corp.* 21 188
Joint Corp. (The)* 15 132
LifeStance Health Group, Inc.* 171 1,238
Nano-X Imaging Ltd.* 66 156
National HealthCare Corp. 13 2,125
National Research Corp. 12 161
NeoGenomics, Inc.* 132 1,298
Nutex Health, Inc.* 4 442
Omada Health, Inc.* 10 123
Oncology Institute, Inc. (The)* 70 202
OPKO Health, Inc.* 422 506
Option Care Health, Inc.* 164 5,323
PACS Group, Inc.* 45 1,643
Pediatrix Medical Group, Inc.* 89 1,767
Pennant Group, Inc. (The)* 35 1,180
Privia Health Group, Inc.* 119 2,826
Progyny, Inc.* 77 1,362
RadNet, Inc.* 70 4,887
SBC Medical Group Holdings,
Inc.* 12 46
Select Medical Holdings Corp. 110 1,647
Sonida Senior Living, Inc.* 6 215
Strata Critical Medical, Inc.* 70 300
Surgery Partners, Inc.* 79 1,224
Talkspace, Inc.* 148 713
US Physical Therapy, Inc. 15 1,244
Viemed Healthcare, Inc.* 35 304
92,943
Health Care REITs — 0.2%
American Healthcare REIT, Inc. 174 9,090
CareTrust REIT, Inc. 231 9,383
Chiron Real Estate, Inc., REIT 13 450
Community Healthcare Trust,
Inc., REIT 28 479
Diversified Healthcare Trust,
REIT 225 1,521
LTC Properties, Inc., REIT 47 1,865
National Health Investors, Inc.,
REIT 48 4,035
Sabra Health Care REIT, Inc. 244 5,014
Sila Realty Trust, Inc., REIT 57 1,467
Strawberry Fields REIT, Inc. 8 102
Universal Health Realty Income
Trust, REIT 13 567
33,973
Health Care Technology — 0.0%(a)
Claritev Corp.* 8 108
Definitive Healthcare Corp.,
Class
a
A* 31 40
Evolent Health, Inc., Class
a
A* 120 390
Health Catalyst, Inc.* 69 112
HealthStream, Inc. 24 510
HeartFlow, Inc.* 20 463
LifeMD, Inc.* 40 107
OptimizeRx Corp.* 16 121
Phreesia, Inc.* 59 727
Schrodinger, Inc.* 58 699

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Simulations Plus, Inc.* 17 $ 208
Teladoc Health, Inc.* 183 963
TruBridge, Inc.* 10 193
Waystar Holding Corp.* 113 2,898
7,539
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. 230 2,820
Braemar Hotels & Resorts, Inc.,
REIT 57 166
Chatham Lodging Trust, REIT 48 370
DiamondRock Hospitality Co.,
REIT 212 2,129
Pebblebrook Hotel Trust, REIT 121 1,552
RLJ Lodging Trust, REIT 141 1,131
Ryman Hospitality Properties,
Inc., REIT 63 6,221
Service Properties Trust, REIT 159 366
Summit Hotel Properties, Inc.,
REIT 109 492
Sunstone Hotel Investors, Inc.,
REIT 187 1,735
Xenia Hotels & Resorts, Inc.,
REIT 98 1,497
18,479
Hotels, Restaurants & Leisure — 0.1%
Accel Entertainment, Inc.,
Class
a
A* 52 591
Bally's Corp.* 10 142
Biglari Holdings, Inc., Class
a
B* 1 388
BJ's Restaurants, Inc.* 21 798
Black Rock Coffee Bar, Inc.,
Class
a
A* 17 227
Bloomin' Brands, Inc. 86 526
Brightstar Lottery plc 108 1,464
Brinker International, Inc.* 45 6,669
Cheesecake Factory, Inc. (The) 47 3,045
Cracker Barrel Old Country
Store, Inc. 23 753
Dave & Buster's Entertainment,
Inc.* 28 412
Dine Brands Global, Inc. 15 464
El Pollo Loco Holdings, Inc.* 29 321
First Watch Restaurant Group,
Inc.* 56 698
Genius Sports Ltd.* 224 1,391
Global Business Travel Group I* 134 733
Golden Entertainment, Inc. 20 578
Hilton Grand Vacations, Inc.* 62 2,787
Inspired Entertainment, Inc.* 26 212
Jack in the Box, Inc. 18 305
Krispy Kreme, Inc. 79 296
Kura Sushi USA, Inc., Class
a
A* 6 423
Life Time Group Holdings, Inc.* 155 4,185
Lindblad Expeditions Holdings,
Inc.* 39 769
Marriott Vacations Worldwide
Corp. 29 1,885
Monarch Casino & Resort, Inc. 13 1,249
Nathan's Famous, Inc. 3 302
Investments
Shares Value
Common Stocks (continued)
Navan, Inc., Class
a
A* 38 $ 370
Papa John's International, Inc. 34 1,066
Portillo's, Inc., Class
a
A* 68 363
Pursuit Attractions and
Hospitality, Inc.* 22 765
RCI Hospitality Holdings, Inc. 8 177
Red Rock Resorts, Inc., Class
a
A 50 3,027
Rush Street Interactive, Inc.* 94 1,856
Sabre Corp.* 380 448
Serve Robotics, Inc.* 64 639
Shake Shack, Inc., Class
a
A* 40 3,840
Six Flags Entertainment Corp.* 98 1,669
Super Group SGHC Ltd. 163 1,744
Sweetgreen, Inc., Class
a
A* 106 588
Target Hospitality Corp.* 33 257
United Parks & Resorts, Inc.* 28 974
Xponential Fitness, Inc.,
Class
a
A* 28 119
49,515
Household Durables — 0.5%
Bassett Furniture Industries,
Inc. 8 120
Beazer Homes USA, Inc.* 28 716
Cavco Industries, Inc.* 8 4,618
Century Communities, Inc. 27 1,815
Champion Homes, Inc.* 58 5,422
Cricut, Inc., Class
a
A 49 211
Dream Finders Homes, Inc.,
Class
a
A* 30 542
Ethan Allen Interiors, Inc. 24 547
Flexsteel Industries, Inc. 4 206
Green Brick Partners, Inc.* 32 2,357
Hamilton Beach Brands Holding
Co., Class
a
A 7 133
Helen of Troy Ltd.* 24 423
Hovnanian Enterprises, Inc.,
Class
a
A* 5 628
Installed Building Products, Inc. 24 7,866
KB Home 65 4,133
La-Z-Boy, Inc. 43 1,536
Legacy Housing Corp.* 9 197
Leggett & Platt, Inc. 137 1,600
LGI Homes, Inc.* 21 1,090
Lovesac Co. (The)* 14 179
M/I Homes, Inc.* 27 3,838
Meritage Homes Corp. 71 5,355
Sonos, Inc.* 123 1,894
Taylor Morrison Home Corp.,
Class
a
A* 99 6,523
Traeger, Inc.* 34 29
Tri Pointe Homes, Inc.* 87 4,028
56,006
Household Products — 0.0%(a)
Central Garden & Pet Co.* 9 353
Central Garden & Pet Co.,
Class
a
A* 52 1,796
Energizer Holdings, Inc. 64 1,382
Oil-Dri Corp. of America 10 678

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Spectrum Brands Holdings, Inc. 24 $ 1,881
WD-40 Co. 14 3,335
9,425
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 32 582
Montauk Renewables, Inc.* 69 106
Ormat Technologies, Inc. 63 6,533
7,221
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 24 827
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 55 322
Innovative Industrial Properties,
Inc., REIT 29 1,536
LXP Industrial Trust, REIT 60 2,974
One Liberty Properties, Inc.,
REIT 19 446
Terreno Realty Corp., REIT 105 6,936
12,214
Insurance — 0.1%
Abacus Global Management,
Inc. 41 374
American Coastal Insurance
Corp. 25 285
American Integrity Insurance
Group, Inc.* 8 163
AMERISAFE, Inc. 19 618
Ategrity Specialty Holdings
LLC* 7 155
Baldwin Insurance Group, Inc.
(The), Class
a
A* 73 1,696
Bowhead Specialty Holdings,
Inc.* 18 456
Citizens, Inc., Class
a
A* 46 249
CNO Financial Group, Inc. 99 4,139
Crawford & Co., Class
a
A 17 183
Donegal Group, Inc., Class
a
A 17 300
eHealth, Inc.* 30 39
Employers Holdings, Inc. 23 951
F&G Annuities & Life, Inc. 38 861
Fidelis Insurance Holdings Ltd. 57 1,086
Genworth Financial, Inc.,
Class
a
A* 417 3,519
GoHealth, Inc., Class
a
A* 10 14
Goosehead Insurance, Inc.,
Class
a
A* 24 1,301
Greenlight Capital Re Ltd.,
Class
a
A* 27 383
Hamilton Insurance Group Ltd.,
Class
a
B* 46 1,453
HCI Group, Inc. 11 1,941
Heritage Insurance Holdings,
Inc.* 25 697
Hippo Holdings, Inc.* 18 518
Horace Mann Educators Corp. 42 1,827
Investments
Shares Value
Common Stocks (continued)
Investors Title Co. 1 $ 231
James River Group Holdings,
Inc. 38 266
Kestrel Group Ltd. 3 46
Kingstone Cos., Inc. 12 198
Kingsway Financial Services,
Inc.* 22 269
Lemonade, Inc.* 62 3,208
MBIA, Inc.* 47 308
Mercury General Corp. 28 2,536
NI Holdings, Inc.* 7 93
Octave Specialty Group, Inc.* 42 225
Oscar Health, Inc., Class
a
A* 203 2,769
Palomar Holdings, Inc.* 27 3,340
ProAssurance Corp.* 52 1,277
Root, Inc., Class
a
A* 13 674
Safety Insurance Group, Inc. 15 1,164
Selective Insurance Group, Inc. 62 5,210
Selectquote, Inc.* 144 124
SiriusPoint Ltd.* 105 2,220
Skyward Specialty Insurance
Group, Inc.* 37 1,719
Slide Insurance Holdings, Inc.* 27 513
Stewart Information Services
Corp. 29 2,059
Tiptree, Inc., Class
a
A 24 409
Trupanion, Inc.* 38 1,009
United Fire Group, Inc. 22 855
Universal Insurance Holdings,
Inc. 26 914
54,844
Interactive Media & Services — 0.0%(a)
Angi, Inc., Class
a
A* 37 288
Arena Group Holdings, Inc.
(The)* 13 37
Bumble, Inc., Class
a
A* 75 228
Cargurus, Inc., Class
a
A* 84 2,579
Cars.com, Inc.* 55 470
EverQuote, Inc., Class
a
A* 30 474
fuboTV, Inc.* 342 400
Getty Images Holdings, Inc.* 113 88
Grindr, Inc.* 34 387
MediaAlpha, Inc., Class
a
A* 35 348
Nextdoor Holdings, Inc.* 223 390
QuinStreet, Inc.* 57 668
Rumble, Inc.* 109 590
Shutterstock, Inc. 25 420
Teads Holding Co.* 37 32
Travelzoo* 6 39
TripAdvisor, Inc.* 117 1,183
Webtoon Entertainment, Inc.* 18 202
Yelp, Inc., Class
a
A* 62 1,382
Ziff Davis, Inc.* 42 1,137
ZipRecruiter, Inc., Class
a
A* 64 116
11,458
IT Services — 0.1%
Applied Digital Corp.* 244 6,654
ASGN, Inc.* 43 1,845

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Backblaze, Inc., Class
a
A* 57 $ 214
BigBear.ai Holdings, Inc.* 445 1,762
Commerce.com, Inc., Series 1* 69 192
Crexendo, Inc.* 18 105
CSP, Inc. 7 63
DigitalOcean Holdings, Inc.* 70 3,924
Fastly, Inc., Class
a
A* 143 2,734
Grid Dynamics Holdings, Inc.* 68 459
Hackett Group, Inc. (The) 26 355
Information Services Group,
Inc. 36 173
Rackspace Technology, Inc.* 86 168
TSS, Inc.* 22 227
Tucows, Inc., Class
a
A* 7 127
Unisys Corp.* 68 165
VTEX, Class
a
A* 58 199
Whitefiber, Inc.* 11 185
19,551
Leisure Products — 0.0%(a)
Acushnet Holdings Corp. 28 2,865
American Outdoor Brands, Inc.* 13 118
Callaway Golf Co.* 135 1,898
Clarus Corp. 30 95
Escalade, Inc. 10 144
Funko, Inc., Class
a
A* 42 210
JAKKS Pacific, Inc. 9 197
Johnson Outdoors, Inc.,
Class
a
A 6 291
Latham Group, Inc.* 46 309
Malibu Boats, Inc., Class
a
A* 19 552
Marine Products Corp. 9 68
MasterCraft Boat Holdings,
Inc.* 16 347
Peloton Interactive, Inc.,
Class
a
A* 407 1,636
Polaris, Inc. 55 3,341
Smith & Wesson Brands, Inc. 45 535
Sturm Ruger & Co., Inc. 15 562
13,168
Life Sciences Tools & Services — 0.0%(a)
10X Genomics, Inc., Class
a
A* 113 2,605
Adaptive Biotechnologies
Corp.* 153 2,451
Alpha Teknova, Inc.* 11 28
Atlantic International Corp.* 6 19
Azenta, Inc.* 42 1,133
BioLife Solutions, Inc.* 42 1,016
Codexis, Inc.* 92 93
CryoPort, Inc.* 50 421
Cytek Biosciences, Inc.* 121 542
Fortrea Holdings, Inc.* 94 1,008
Ginkgo Bioworks Holdings,
Inc.* 42 283
Lifecore Biomedical, Inc.* 29 209
Maravai LifeSciences Holdings,
Inc., Class
a
A* 112 399
MaxCyte, Inc.* 104 84
Mesa Laboratories, Inc. 5 483
Investments
Shares Value
Common Stocks (continued)
OmniAb, Inc.* 108 $ 186
Pacific Biosciences of
California, Inc.* 283 475
Personalis, Inc.* 51 462
Quanterix Corp.* 45 295
Quantum-Si, Inc.* 161 154
Standard BioTools, Inc.* 307 347
12,693
Machinery — 0.7%
3D Systems Corp.* 128 247
Aebi Schmidt Holding AG 39 562
AirJoule Technologies Corp.* 25 81
Alamo Group, Inc. 11 2,349
Albany International Corp.,
Class
a
A 30 1,730
Alliance Laundry Holdings, Inc.* 45 1,009
Astec Industries, Inc. 23 1,428
Atmus Filtration Technologies,
Inc. 86 5,550
Blue Bird Corp.* 33 1,923
CECO Environmental Corp.* 30 1,813
Chart Industries, Inc.* 46 9,536
Columbus McKinnon Corp. 29 550
Douglas Dynamics, Inc. 23 1,056
Eastern Co. (The) 6 111
Energy Recovery, Inc.* 53 553
Enerpac Tool Group Corp.,
Class
a
A 55 2,244
Enpro, Inc. 22 5,690
ESCO Technologies, Inc. 27 7,487
Federal Signal Corp. 62 7,219
Franklin Electric Co., Inc. 40 3,985
Gencor Industries, Inc.* 11 172
Gorman-Rupp Co. (The) 22 1,413
Graham Corp.* 11 893
Greenbrier Cos., Inc. (The) 31 1,749
Helios Technologies, Inc. 34 2,425
Hillman Solutions Corp.* 203 1,665
Hyster-Yale, Inc. 12 442
JBT Marel Corp. 54 8,316
Kadant, Inc. 12 4,070
Kennametal, Inc. 78 3,142
L B Foster Co., Class
a
A* 10 307
Lindsay Corp. 11 1,482
Luxfer Holdings plc 27 347
Manitowoc Co., Inc. (The)* 35 516
Mayville Engineering Co., Inc.* 13 273
Microvast Holdings, Inc.* 204 457
Miller Industries, Inc. 11 462
Mueller Water Products, Inc.,
Class
a
A 160 4,789
Omega Flex, Inc. 4 144
Palladyne AI Corp.* 31 218
Park-Ohio Holdings Corp. 10 257
Proto Labs, Inc.* 24 1,490
Richtech Robotics, Inc.,
Class
a
B* 157 391
SPX Technologies, Inc.* 49 11,120
Standex International Corp. 12 3,144

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Tennant Co. 19 $ 1,160
Terex Corp. 115 7,911
Titan International, Inc.* 50 486
Trinity Industries, Inc. 83 2,837
Wabash National Corp. 40 406
Watts Water Technologies, Inc.,
Class
a
A 28 9,205
Worthington Enterprises, Inc. 32 1,792
128,604
Marine Transportation — 0.0%(a)
Costamare Bulkers Holdings
Ltd.* 9 172
Costamare, Inc. 45 791
Genco Shipping & Trading Ltd. 32 770
Himalaya Shipping Ltd. 29 427
Matson, Inc. 32 5,316
Pangaea Logistics Solutions
Ltd. 31 290
Safe Bulkers, Inc. 53 348
8,114
Media — 0.1%
Advantage Solutions, Inc.* 97 51
AMC Networks, Inc., Class
a
A* 32 261
Boston Omaha Corp., Class
a
A* 22 272
Cable One, Inc.* 5 480
EchoStar Corp., Class
a
A* 139 16,059
Emerald Holding, Inc. 14 58
Entravision Communications
Corp., Class
a
A 64 198
EW Scripps Co. (The), Class
a
A* 65 270
Gambling.com Group Ltd.* 19 83
Gray Media, Inc. 90 467
Ibotta, Inc., Class
a
A* 14 350
iHeartMedia, Inc., Class
a
A* 125 409
John Wiley & Sons, Inc.,
Class
a
A 42 1,303
Magnite, Inc.* 144 1,961
National CineMedia, Inc. 68 242
Newsmax, Inc., Class
a
B* 49 291
Nexxen International Ltd.* 35 225
Optimum Communications,
Inc., Class
a
A* 268 386
PubMatic, Inc., Class
a
A* 39 316
Scholastic Corp. 21 730
Sinclair, Inc. 40 654
Stagwell, Inc., Class
a
A* 115 554
TechTarget, Inc.* 30 105
TEGNA, Inc. 165 3,457
Thryv Holdings, Inc.* 38 88
USA Today Co., Inc.* 145 863
30,133
Metals & Mining — 0.4%
Alpha Metallurgical Resources,
Inc.* 12 1,952
American Battery Technology
Co.* 116 428
Caledonia Mining Corp. plc 17 540
Investments
Shares Value
Common Stocks (continued)
Century Aluminum Co.* 54 $ 2,784
Coeur Mining, Inc.* 657 17,838
Commercial Metals Co. 114 8,356
Compass Minerals
International, Inc.* 36 907
Constellium SE, Class
a
A* 141 3,509
Contango ORE, Inc.* 11 331
Critical Metals Corp.* 47 477
Dakota Gold Corp.* 92 640
Ferroglobe plc 123 629
Friedman Industries, Inc. 7 130
Hecla Mining Co. 653 16,266
Idaho Strategic Resources, Inc.* 15 646
Ivanhoe Electric, Inc.* 109 1,874
Kaiser Aluminum Corp. 17 2,212
Lifezone Metals Ltd.* 28 130
Materion Corp. 21 3,424
Metallus, Inc.* 38 646
NioCorp Developments Ltd.* 110 583
Novagold Resources, Inc.* 311 4,143
Perpetua Resources Corp.* 87 3,207
Ramaco Resources, Inc.,
Class
a
A* 43 651
Ramaco Resources, Inc.,
Class
a
B 1 12
Ryerson Holding Corp. 45 1,177
SSR Mining, Inc.* 209 6,728
SunCoke Energy, Inc. 87 496
Tredegar Corp.* 27 248
United States Antimony Corp.* 122 1,091
US Gold Corp.* 12 260
US Goldmining, Inc.* 2 24
USA Rare Earth, Inc.* 91 1,720
Vox Royalty Corp. 61 392
Warrior Met Coal, Inc. 53 4,412
Worthington Steel, Inc. 34 1,413
90,276
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(a)
ACRES Commercial Realty
Corp.* 6 111
Adamas Trust, Inc. 87 717
Angel Oak Mortgage REIT, Inc. 14 120
Apollo Commercial Real Estate
Finance, Inc. 143 1,516
Arbor Realty Trust, Inc. 199 1,578
Ares Commercial Real Estate
Corp. 54 271
ARMOUR Residential REIT, Inc. 116 2,082
Blackstone Mortgage Trust,
Inc., Class
a
A 163 3,131
BrightSpire Capital, Inc.,
Class
a
A 132 767
Chicago Atlantic Real Estate
Finance, Inc. 19 231
Chimera Investment Corp. 85 1,157
Claros Mortgage Trust, Inc.* 95 227
Dynex Capital, Inc. 151 2,119
Ellington Financial, Inc. 100 1,242
Franklin BSP Realty Trust, Inc. 84 767
Invesco Mortgage Capital, Inc. 74 624

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
KKR Real Estate Finance Trust,
Inc. 57 $ 396
Ladder Capital Corp., Class
a
A 117 1,213
Lument Finance Trust, Inc. 47 65
MFA Financial, Inc. 106 1,072
Nexpoint Real Estate Finance,
Inc. 8 116
Orchid Island Capital, Inc. 157 1,168
PennyMac Mortgage
Investment Trust 90 1,103
Ready Capital Corp. 152 281
Redwood Trust, Inc. 130 786
Rithm Property Trust, Inc. 7 102
Seven Hills Realty Trust 23 197
Sunrise Realty Trust, Inc. 10 94
TPG Mortgage Investment
Trust, Inc. 29 235
TPG RE Finance Trust, Inc. 69 584
Two Harbors Investment Corp. 107 1,105
25,177
Multi-Utilities — 0.0%(a)
Avista Corp. 83 3,371
Black Hills Corp. 75 5,525
Northwestern Energy Group,
Inc. 63 4,407
Unitil Corp. 18 942
14,245
Office REITs — 0.0%(a)
Brandywine Realty Trust, REIT 177 565
COPT Defense Properties, REIT 117 3,718
Douglas Emmett, Inc., REIT 166 1,642
Easterly Government
Properties, Inc., Class
a
A, REIT 44 1,024
Empire State Realty Trust, Inc.,
Class
a
A, REIT 144 847
Franklin Street Properties
Corp., REIT 81 67
Hudson Pacific Properties, Inc.,
REIT* 56 405
JBG SMITH Properties, REIT 61 928
NET Lease Office Properties,
REIT 15 205
Peakstone Realty Trust, REIT 38 793
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 128 972
Postal Realty Trust, Inc.,
Class
a
A, REIT 24 498
SL Green Realty Corp., REIT 74 2,727
14,391
Oil, Gas & Consumable Fuels — 0.4%
Ardmore Shipping Corp. 35 573
BKV Corp.* 23 721
California Resources Corp. 75 4,413
Calumet, Inc.* 71 1,914
Centrus Energy Corp., Class
a
A* 17 3,444
Clean Energy Fuels Corp.* 178 402
CNX Resources Corp.* 134 5,599
Comstock Resources, Inc.* 76 1,490
Investments
Shares Value
Common Stocks (continued)
Core Natural Resources, Inc. 52 $ 4,268
Crescent Energy Co., Class
a
A 242 2,822
CVR Energy, Inc.* 32 773
Delek US Holdings, Inc. 61 2,325
DHT Holdings, Inc. 139 2,709
Diversified Energy Co. 64 881
Dorian LPG Ltd. 38 1,406
Empire Petroleum Corp.* 16 53
Encore Energy Corp.* 189 510
Energy Fuels, Inc.* 234 4,989
Epsilon Energy Ltd. 20 102
Evolution Petroleum Corp. 32 143
Excelerate Energy, Inc., Class
a
A 24 966
FLEX LNG Ltd. 32 874
FutureFuel Corp. 26 112
Gevo, Inc.* 237 431
Golar LNG Ltd. 100 4,446
Granite Ridge Resources, Inc. 55 278
Green Plains, Inc.* 69 947
Gulfport Energy Corp.* 16 3,339
HighPeak Energy, Inc. 23 120
Infinity Natural Resources, Inc.,
Class
a
A* 16 266
International Seaways, Inc. 41 3,097
Kinetik Holdings, Inc., Class
a
A 45 2,047
Kolibri Global Energy, Inc.* 31 118
Kosmos Energy Ltd.* 487 1,135
Lightbridge Corp.* 27 349
Magnolia Oil & Gas Corp.,
Class
a
A 186 5,175
Murphy Oil Corp. 139 4,608
NACCO Industries, Inc.,
Class
a
A 4 230
Navigator Holdings Ltd. 32 673
New Fortress Energy, Inc.* 180 196
NextDecade Corp.* 139 749
NextNRG, Inc.* 37 24
Nordic American Tankers Ltd. 210 1,203
Northern Oil & Gas, Inc. 98 2,704
OPAL Fuels, Inc., Class
a
A* 22 46
Par Pacific Holdings, Inc.* 51 2,176
PBF Energy, Inc., Class
a
A 86 3,062
Peabody Energy Corp. 126 3,974
Prairie Operating Co.* 30 53
REX American Resources
Corp.* 30 1,067
Riley Exploration Permian, Inc. 15 433
Sable Offshore Corp.* 78 643
SandRidge Energy, Inc. 37 649
Scorpio Tankers, Inc. 46 3,638
SFL Corp. Ltd. 124 1,365
SM Energy Co. 256 5,921
Summit Midstream Corp.* 10 295
Talos Energy, Inc.* 134 1,641
Teekay Corp. Ltd. 55 712
Teekay Tankers Ltd., Class
a
A 25 1,957
Uranium Energy Corp.* 490 7,512
VAALCO Energy, Inc. 106 546
Verde Clean Fuels, Inc.* 4 6
Vitesse Energy, Inc. 30 579

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
W&T Offshore, Inc. 102 $ 270
World Kinect Corp. 56 1,397
XCF Global, Inc., Class
a
A* 39 8
111,574
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 16 240
Magnera Corp.* 33 427
Sylvamo Corp. 35 1,620
2,287
Passenger Airlines — 0.0%(a)
Allegiant Travel Co.* 15 1,532
flyExclusive, Inc.* 5 10
Frontier Group Holdings, Inc.* 87 386
JetBlue Airways Corp.* 305 1,690
Joby Aviation, Inc.* 529 5,322
SkyWest, Inc.* 42 4,371
Sun Country Airlines Holdings,
Inc.* 52 1,023
14,334
Personal Care Products — 0.0%(a)
Beauty Health Co. (The)* 117 122
Edgewell Personal Care Co. 46 1,046
FitLife Brands, Inc.* 4 60
Herbalife Ltd.* 105 2,050
Honest Co., Inc. (The)* 96 269
Interparfums, Inc. 19 1,915
Lifevantage Corp. 11 51
Medifast, Inc.* 11 116
Nature's Sunshine Products,
Inc.* 17 471
Niagen Bioscience, Inc.* 54 273
Nu Skin Enterprises, Inc.,
Class
a
A 50 424
Olaplex Holdings, Inc.* 144 232
USANA Health Sciences, Inc.* 11 237
Waldencast plc, Class
a
A* 43 73
7,339
Pharmaceuticals — 0.1%
Aardvark Therapeutics, Inc.* 13 162
Aclaris Therapeutics, Inc.* 94 270
Alumis, Inc.* 58 1,722
Amneal Pharmaceuticals, Inc.* 154 2,127
Amphastar Pharmaceuticals,
Inc.* 37 749
Amylyx Pharmaceuticals, Inc.* 91 1,380
ANI Pharmaceuticals, Inc.* 19 1,404
Aquestive Therapeutics, Inc.* 107 428
Arvinas, Inc.* 67 889
Atea Pharmaceuticals, Inc.* 73 342
Atrium Therapeutics, Inc.* 12 176
Axsome Therapeutics, Inc.* 42 6,883
BioAge Labs, Inc.* 24 534
Biote Corp., Class
a
A* 30 64
Collegium Pharmaceutical, Inc.* 32 1,333
CorMedix, Inc.* 76 542
Crinetics Pharmaceuticals, Inc.* 100 4,110
Investments
Shares Value
Common Stocks (continued)
Definium Therapeutics, Inc.* 97 $ 1,693
Edgewise Therapeutics, Inc.* 69 2,100
Enliven Therapeutics, Inc.* 40 1,188
Esperion Therapeutics, Inc.* 240 804
Eton Pharmaceuticals, Inc.* 26 442
Evolus, Inc.* 53 228
EyePoint, Inc.* 78 1,370
Fulcrum Therapeutics, Inc.* 44 369
Harmony Biosciences Holdings,
Inc.* 45 1,284
Harrow, Inc.* 32 1,734
Indivior Pharmaceuticals, Inc.* 124 4,057
Innoviva, Inc.* 65 1,492
Journey Medical Corp.* 15 123
LB Pharmaceuticals, Inc.* 20 480
LENZ Therapeutics, Inc.* 17 229
Ligand Pharmaceuticals, Inc.* 20 3,966
Liquidia Corp.* 66 2,047
Maze Therapeutics, Inc.* 22 1,003
MBX Biosciences, Inc.* 29 944
MediWound Ltd.* 10 173
Nuvation Bio, Inc.* 247 1,460
Ocular Therapeutix, Inc.* 191 1,708
Omeros Corp.* 68 819
Pacira BioSciences, Inc.* 46 1,008
Phathom Pharmaceuticals, Inc.* 41 515
Phibro Animal Health Corp.,
Class
a
A 21 1,146
Prestige Consumer Healthcare,
Inc.* 51 3,534
Rapport Therapeutics, Inc.* 29 842
Scilex Holding Co.* 7 58
Septerna, Inc.* 22 638
SIGA Technologies, Inc. 42 272
Supernus Pharmaceuticals,
Inc.* 55 3,010
Tarsus Pharmaceuticals, Inc.* 40 3,021
Terns Pharmaceuticals, Inc.* 88 3,707
Theravance Biopharma, Inc.* 39 712
Third Harmonic Bio, Inc.*‡ 30 —
Trevi Therapeutics, Inc.* 93 1,109
Tvardi Therapeutics, Inc.* 6 24
WaVe Life Sciences Ltd.* 119 1,658
Xeris Biopharma Holdings, Inc.* 158 967
Zevra Therapeutics, Inc.* 57 509
75,558
Professional Services — 0.0%(a)
Alight, Inc., Class
a
A 443 390
Asure Software, Inc.* 26 238
Barrett Business Services, Inc. 26 722
BlackSky Technology, Inc.* 32 603
CBIZ, Inc.* 51 1,461
Conduent, Inc.* 149 218
CRA International, Inc. 7 1,209
CSG Systems International, Inc. 29 2,317
Exponent, Inc. 52 3,785
Falcon's Beyond Global, Inc.,
Class
a
A* 15 97
First Advantage Corp.* 81 932

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Forrester Research, Inc.* 12 $ 72
Franklin Covey Co.* 11 143
HireQuest, Inc. 6 70
Huron Consulting Group, Inc.* 17 2,404
IBEX Holdings Ltd.* 10 289
ICF International, Inc. 19 1,579
Innodata, Inc.* 32 1,413
Insperity, Inc. 37 822
Kelly Services, Inc., Class
a
A 31 301
Kforce, Inc. 18 486
Korn Ferry 54 3,384
Legalzoom.com, Inc.* 131 921
Maximus, Inc. 58 4,385
Mistras Group, Inc.* 13 199
Planet Labs PBC* 244 5,890
RCM Technologies, Inc.* 5 95
Resolute Holdings
Management, Inc.* 4 674
Resources Connection, Inc. 32 120
Skillsoft Corp.* 5 21
Spire Global, Inc.* 28 248
TIC Solutions, Inc.* 205 1,941
TriNet Group, Inc. 31 1,180
TrueBlue, Inc.* 29 123
TTEC Holdings, Inc.* 21 53
Upwork, Inc.* 126 1,691
Verra Mobility Corp., Class
a
A* 164 2,740
Willdan Group, Inc.* 14 1,248
44,464
Real Estate Management & Development — 0.1%
American Realty Investors, Inc.* 1 17
Compass, Inc., Class
a
A* 659 6,425
Cushman & Wakefield Ltd.* 238 3,192
Douglas Elliman, Inc.* 75 171
eXp World Holdings, Inc. 90 627
Forestar Group, Inc.* 20 574
FRP Holdings, Inc.* 12 287
Kennedy-Wilson Holdings, Inc. 124 1,349
Logistic Properties of The
Americas, Class
a
A* 3 8
Marcus & Millichap, Inc. 25 660
Maui Land & Pineapple Co.,
Inc.* 7 115
Newmark Group, Inc., Class
a
A 152 2,207
RE/MAX Holdings, Inc.,
Class
a
A* 19 120
Real Brokerage, Inc. (The)* 136 360
RMR Group, Inc. (The), Class
a
A 16 262
Seaport Entertainment Group,
Inc.* 8 187
St Joe Co. (The) 39 2,815
Stratus Properties, Inc.* 7 214
Tejon Ranch Co.* 22 387
Transcontinental Realty
Investors, Inc.* 2 73
20,050
Residential REITs — 0.0%(a)
BRT Apartments Corp., REIT 11 161
Investments
Shares Value
Common Stocks (continued)
Centerspace, REIT 17 $ 1,069
Clipper Realty, Inc., REIT 14 43
Independence Realty Trust,
Inc., REIT 247 4,093
NexPoint Residential Trust, Inc.,
REIT 23 648
UMH Properties, Inc., REIT 82 1,237
Veris Residential, Inc., REIT 77 1,451
8,702
Retail REITs — 0.1%
Acadia Realty Trust, REIT 135 2,824
Alexander's, Inc., REIT 2 469
CBL & Associates Properties,
Inc., REIT 19 718
Curbline Properties Corp., REIT 100 2,781
FrontView REIT, Inc. 21 348
Getty Realty Corp., REIT 55 1,805
InvenTrust Properties Corp.,
REIT 80 2,496
Kite Realty Group Trust, REIT 223 5,809
Macerich Co. (The), REIT 261 5,343
NETSTREIT Corp., REIT 86 1,786
Phillips Edison & Co., Inc., REIT 130 5,106
Saul Centers, Inc., REIT 13 443
SITE Centers Corp., REIT 52 320
Tanger, Inc., REIT 115 4,262
Urban Edge Properties, REIT 131 2,784
Whitestone REIT 46 699
37,993
Semiconductors & Semiconductor Equipment — 0.6%
ACM Research, Inc., Class
a
A* 52 2,895
Aehr Test Systems* 29 1,085
Aeluma, Inc.* 13 201
Alpha & Omega Semiconductor
Ltd.* 26 546
Ambarella, Inc.* 42 2,534
Ambiq Micro, Inc.* 5 154
Atomera, Inc.* 31 156
Axcelis Technologies, Inc.* 32 2,644
Blaize Holdings, Inc.* 80 94
CEVA, Inc.* 24 501
Cohu, Inc.* 47 1,419
Credo Technology Group
Holding Ltd.* 157 17,626
Diodes, Inc.* 47 3,207
FormFactor, Inc.* 80 7,910
Ichor Holdings Ltd.* 35 1,664
Impinj, Inc.* 28 3,434
indie Semiconductor, Inc.,
Class
a
A* 201 736
Kopin Corp.* 184 407
Kulicke & Soffa Industries, Inc. 52 3,625
MaxLinear, Inc., Class
a
A* 85 1,482
Navitas Semiconductor Corp.,
Class
a
A* 164 1,476
NVE Corp. 5 344
PDF Solutions, Inc.* 33 1,115
Penguin Solutions, Inc.* 53 1,101

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Photronics, Inc.* 59 $ 2,208
Power Integrations, Inc. 57 2,731
Rambus, Inc.* 111 11,062
Rigetti Computing, Inc.* 328 5,714
Semtech Corp.* 89 8,030
Silicon Laboratories, Inc.* 33 6,750
SiTime Corp.* 22 8,753
SkyWater Technology, Inc.* 31 913
Synaptics, Inc.* 40 3,258
Ultra Clean Holdings, Inc.* 46 2,791
Veeco Instruments, Inc.* 61 1,864
110,430
Software — 0.4%
8x8, Inc.* 137 293
A10 Networks, Inc. 74 1,425
ACI Worldwide, Inc.* 106 4,206
Adeia, Inc. 112 2,317
Agilysys, Inc.* 27 1,949
Airship AI Holdings, Inc.* 24 66
Alarm.com Holdings, Inc.* 49 2,345
Alkami Technology, Inc.* 71 1,175
Amplitude, Inc., Class
a
A* 95 694
Appian Corp., Class
a
A* 40 1,067
Arteris, Inc.* 31 527
Asana, Inc., Class
a
A* 89 632
AudioEye, Inc.* 8 55
AvePoint, Inc.* 151 1,628
Bit Digital, Inc.* 326 544
Bitdeer Technologies Group,
Class
a
A* 101 778
Blackbaud, Inc.* 39 1,893
BlackLine, Inc.* 53 1,868
Blend Labs, Inc., Class
a
A* 202 339
Box, Inc., Class
a
A* 144 3,391
Braze, Inc., Class
a
A* 88 1,671
C3.ai, Inc., Class
a
A* 129 1,026
Cerence, Inc.* 42 332
Chaince Digital Holdings, Inc.* 42 247
Cipher Digital, Inc.* 333 5,195
Cleanspark, Inc.* 285 2,836
Clear Secure, Inc., Class
a
A 89 4,329
Clearwater Analytics Holdings,
Inc., Class
a
A* 286 6,690
Commvault Systems, Inc.* 46 3,914
Consensus Cloud Solutions,
Inc.* 19 572
Core Scientific, Inc.* 298 5,057
CS Disco, Inc.* 25 81
Daily Journal Corp.* 1 510
Digimarc Corp.* 16 71
Digital Turbine, Inc.* 111 451
Domo, Inc., Class
a
B* 34 122
D-Wave Quantum, Inc.* 344 6,460
eGain Corp.* 17 159
EverCommerce, Inc.* 15 172
Expensify, Inc., Class
a
A* 61 58
Five9, Inc.* 79 1,378
Freshworks, Inc., Class
a
A* 206 1,611
Hut 8 Corp.* 98 5,217
Investments
Shares Value
Common Stocks (continued)
I3 Verticals, Inc., Class
a
A* 24 $ 537
Intapp, Inc.* 59 1,323
InterDigital, Inc. 27 9,896
Kaltura, Inc.* 93 129
Life360, Inc.* 21 1,106
LiveRamp Holdings, Inc.* 66 1,793
MARA Holdings, Inc.* 381 3,406
Mitek Systems, Inc.* 46 671
N-able, Inc.* 74 326
NCR Voyix Corp.* 143 1,093
NextNav, Inc.* 97 1,561
ON24, Inc.* 38 304
OneSpan, Inc. 37 408
Ooma, Inc.* 26 321
Pagaya Technologies Ltd.,
Class
a
A* 52 582
PagerDuty, Inc.* 92 650
PAR Technology Corp.* 41 672
Porch Group, Inc.* 89 731
Progress Software Corp.* 44 1,843
Q2 Holdings, Inc.* 64 3,080
Qualys, Inc.* 38 3,514
Rapid7, Inc.* 66 411
Red Violet, Inc.* 12 520
ReposiTrak, Inc. 12 104
Rezolve AI plc* 184 429
Rimini Street, Inc.* 50 186
Riot Platforms, Inc.* 358 5,832
SEMrush Holdings, Inc.,
Class
a
A* 53 626
Silvaco Group, Inc.* 8 27
SoundHound AI, Inc., Class
a
A* 385 3,311
SoundThinking, Inc.* 10 73
Sprinklr, Inc., Class
a
A* 115 669
Sprout Social, Inc., Class
a
A* 54 348
SPS Commerce, Inc.* 39 2,204
Telos Corp.* 55 221
Tenable Holdings, Inc.* 125 2,404
Terawulf, Inc.* 311 5,044
Varonis Systems, Inc., Class
a
B* 119 2,749
Vertex, Inc., Class
a
A* 72 1,043
Via Transportation, Inc.,
Class
a
A* 11 189
Viant Technology, Inc., Class
a
A* 15 152
Weave Communications, Inc.* 62 313
WM Technology, Inc.* 92 62
Workiva, Inc., Class
a
A* 52 3,202
Xperi, Inc.* 47 288
Yext, Inc.* 104 591
Zeta Global Holdings Corp.,
Class
a
A* 193 3,271
143,566
Specialized REITs — 0.0%(a)
Farmland Partners, Inc., REIT 40 522
Four Corners Property Trust,
Inc., REIT 109 2,782
Gladstone Land Corp., REIT 35 430
Outfront Media, Inc., REIT 153 4,408
Safehold, Inc., REIT 58 936

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Smartstop Self Storage REIT,
Inc., REIT 32 $ 1,067
10,145
Specialty Retail — 0.4%
1-800-Flowers.com, Inc.,
Class
a
A* 24 83
Abercrombie & Fitch Co.,
Class
a
A* 48 4,694
Academy Sports & Outdoors,
Inc. 68 4,089
Advance Auto Parts, Inc. 62 3,297
American Eagle Outfitters, Inc. 164 4,029
America's Car-Mart, Inc.* 7 140
Arhaus, Inc., Class
a
A* 53 437
Arko Corp. 78 502
Asbury Automotive Group, Inc.* 20 4,276
BARK, Inc.* 95 74
Barnes & Noble Education, Inc.* 17 147
Bed Bath & Beyond, Inc.* 70 373
Boot Barn Holdings, Inc.* 32 6,055
Buckle, Inc. (The) 32 1,714
Build-A-Bear Workshop, Inc. 13 633
Caleres, Inc. 34 404
Camping World Holdings, Inc.,
Class
a
A 62 516
Citi Trends, Inc.* 5 237
Designer Brands, Inc., Class
a
A 34 242
Envela Corp.* 7 94
EVgo, Inc., Class
a
A* 132 362
Genesco, Inc.* 10 272
Group 1 Automotive, Inc. 13 4,235
Haverty Furniture Cos., Inc. 14 333
J Jill, Inc. 8 138
Lands' End, Inc.* 9 145
MarineMax, Inc.* 19 579
Monro, Inc. 31 667
National Vision Holdings, Inc.* 80 2,158
OneWater Marine, Inc., Class
a
A* 12 137
Outdoor Holding Co.* 89 190
Petco Health & Wellness Co.,
Inc., Class
a
A* 82 209
RealReal, Inc. (The)* 103 1,263
Revolve Group, Inc., Class
a
A* 42 1,057
Sally Beauty Holdings, Inc.* 102 1,639
Shoe Carnival, Inc. 19 384
Signet Jewelers Ltd. 41 3,944
Sleep Number Corp.* 19 117
Sonic Automotive, Inc., Class
a
A 15 941
Stitch Fix, Inc., Class
a
A* 115 383
ThredUp, Inc., Class
a
A* 101 493
Torrid Holdings, Inc.* 35 36
Upbound Group, Inc. 54 1,158
Urban Outfitters, Inc.* 63 4,171
Victoria's Secret & Co.* 71 4,452
Warby Parker, Inc., Class
a
A* 101 2,526
Winmark Corp. 3 1,369
Zumiez, Inc.* 14 367
65,761
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.* 48 $ 264
CPI Card Group, Inc.* 6 74
Diebold Nixdorf, Inc.* 25 2,000
Eastman Kodak Co.* 49 359
GPGI, Inc., Class
a
A 59 1,325
Immersion Corp. 29 177
IonQ, Inc.* 347 13,314
Quantum Computing, Inc.* 207 1,741
Turtle Beach Corp.* 16 201
Xerox Holdings Corp. 121 218
19,673
Textiles, Apparel & Luxury Goods — 0.0%(a)
Capri Holdings Ltd.* 119 2,441
Carter's, Inc. 37 1,241
Ermenegildo Zegna NV 63 710
Figs, Inc., Class
a
A* 91 1,406
G-III Apparel Group Ltd. 37 1,132
Kontoor Brands, Inc. 57 3,717
Lakeland Industries, Inc. 9 83
Movado Group, Inc. 16 399
Oxford Industries, Inc. 15 594
Rocky Brands, Inc. 7 316
Steven Madden Ltd. 74 2,671
Superior Group of Cos., Inc. 11 109
Wolverine World Wide, Inc. 83 1,467
16,286
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 19 45
Turning Point Brands, Inc. 18 2,466
Universal Corp. 25 1,343
3,854
Trading Companies & Distributors — 0.1%
Alta Equipment Group, Inc. 20 138
BlueLinx Holdings, Inc.* 8 527
Boise Cascade Co. 39 3,227
Custom Truck One Source, Inc.* 62 444
Distribution Solutions Group,
Inc.* 10 299
DNOW, Inc.* 191 2,250
DXP Enterprises, Inc.* 13 1,800
EVI Industries, Inc. 5 97
GATX Corp. 37 6,814
Global Industrial Co. 15 495
Herc Holdings, Inc. 34 4,753
Hudson Technologies, Inc.* 39 277
Karat Packaging, Inc. 9 222
McGrath RentCorp 25 2,774
NPK International, Inc.* 84 1,212
Rush Enterprises, Inc., Class
a
A 63 4,471
Rush Enterprises, Inc., Class
a
B 9 582
Titan Machinery, Inc.* 22 429
Transcat, Inc.* 9 702
Willis Lease Finance Corp. 3 611

HEDGE REPLICATION ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Xometry, Inc., Class
a
A* 45 $ 1,846
33,970
Transportation Infrastructure — 0.0%(a)
Sky Harbour Group Corp.* 22 193
Water Utilities — 0.0%(a)
American States Water Co. 40 2,981
Cadiz, Inc.* 56 291
California Water Service Group 61 2,750
Consolidated Water Co. Ltd. 15 568
Global Water Resources, Inc. 13 119
H2O America 34 1,829
Middlesex Water Co. 19 1,026
Pure Cycle Corp.* 21 222
York Water Co. (The) 15 493
10,279
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 80 338
Spok Holdings, Inc. 21 255
Telephone and Data Systems,
Inc. 102 4,564
5,157
Total Common Stocks
(Cost $1,742,764)
3,139,534
Number of
Rights
Rights — 0 .0% (a)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR‡(c) 39 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 263 —
Chinook Therape, CVR*‡ 118 —
Tobira Therapeutics, Inc.,
CVR*‡ 10 —
—
Oil, Gas & Consumable Fuels — 0.0% (a)
Empire Petroleum Corp.,
expiring 3/18/2026* 17 1
Total Rights
(Cost $146) 1
Shares
Securities Lending Reinvestments (d) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (e)
(Cost $44) 44 44
Investments
Principal
Amount Value
Short-Term Investments — 81 .8%
Repurchase Agreements (f) — 13 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $3,421,311
(Cost $3,420,296) $ 3,420,296
$ 3,420,296
U.S. Treasury Obligations — 67 .9%
U.S. Treasury Bills
3.62%, 5/7/2026 (g)
(Cost $16,697,684) 16,810,000 16,702,565
Total Short-Term Investments
(Cost $20,117,980) 20,122,861
Total Investments — 94.5%
(Cost $21,860,934) 23,262,440
Other assets less liabilities — 5.5% 1,346,631
Net Assets — 100.0% $ 24,609,071
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $–, collateralized in the form of cash with a value of
$44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(d) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $44.
(e) Rate shown is the 7-day yield as of February 28, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of February 28, 2026.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
E-Mini Euro 21 3/16/2026 U.S. Dollar $ 1,551,900 $ (2,727)
Swap Agreements
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
28,330 11/6/2026 Societe Generale 4.49%
Russell 2000
®
Total Return
Index 2,361
22,289,350 11/6/2026 Societe Generale 4.64% S&P 500
®
Total Return Index 81,646
25,860,547 11/15/2027 Societe Generale 4.64%
iShares
®
MSCI Emerging
Markets ETF 71,045
54,649,452 11/6/2026 Societe Generale 4.24% iShares
®
MSCI EAFE ETF 426,949
102,827,679 582,001
(36,605) 11/6/2026 UBS AG (4.34)%
Russell 2000
®
Total Return
Index (3,328)
80,813,510 11/15/2027 UBS AG 4.04% iShares
®
MSCI EAFE ETF 123,004
144,453,452 11/15/2027 UBS AG 4.04%
iShares
®
MSCI Emerging
Markets ETF 179,001
225,230,357 298,677
328,058,036 880,678
Total Unrealized
Appreciation
884,006
Total Unrealized
Depreciation
(3,328)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds — 95 .2%
Aerospace & Defense — 1 .6%
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a) $ 338,000 $ 348,444
TransDigm, Inc.
6.38%, 3/1/2029 (a) 1,264,000 1,298,301
6.38%, 5/31/2033 (a) 1,019,000 1,039,961
2,686,706
Automobile Components — 2 .2%
American Axle & Manufacturing, Inc.
7.75%, 10/15/2033 (a) 511,000 519,881
Clarios Global LP
6.75%, 2/15/2030 (a) 525,000 549,916
6.75%, 9/15/2032 (a) 492,000 509,230
Icahn Enterprises LP
10.00%, 11/15/2029 (a) 695,000 686,270
Tenneco, Inc.
8.00%, 11/17/2028 (a) 748,000 748,040
ZF North America Capital, Inc.
7.50%, 3/24/2031 (a) 602,000 620,398
3,633,735
Automobiles — 0 .5%
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/2029 (a) 431,000 348,033
Nissan Motor Acceptance Co. LLC
6.13%, 9/30/2030 (a) 536,000 537,212
885,245
Building Products — 3 .3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 233,000 222,154
6.38%, 3/1/2034 (a) 682,000 702,932
EMRLD Borrower LP
6.63%, 12/15/2030 (a) 996,000 1,030,842
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a) 2,385,000 2,478,187
6.75%, 3/1/2033 (a) 13,000 13,511
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (a) 528,000 560,942
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (a) 486,000 495,056
5,503,624
Capital Markets — 1 .8%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 417,000 397,585
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 393,591 368,390
Focus Financial Partners LLC
6.75%, 9/15/2031 (a) 382,000 381,045
Jane Street Group
6.13%, 11/1/2032 (a) 495,000 497,949
6.75%, 5/1/2033 (a) 1,000,000 1,027,097
Investments
Principal
Amount Value
Corporate Bonds (continued)
Capital Markets
Osaic Holdings, Inc.
6.75%, 8/1/2032 (a) $ 367,000 $ 370,327
3,042,393
Chemicals — 2 .1%
Celanese US Holdings LLC
6.75%, 4/15/2033 (b) 835,000 856,126
Olympus Water US Holding Corp.
6.75%, 8/1/2032 (a) 382,000 376,260
Series 144*, 7.25%,
2/15/2033 (a) 675,000 671,901
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) 443,000 441,276
Solstice Advanced Materials, Inc.
5.63%, 9/30/2033 (a) 309,000 312,343
Tronox, Inc.
4.63%, 3/15/2029 (a)(b) 400,000 309,273
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 542,000 519,210
3,486,389
Commercial Services & Supplies — 3 .7%
ADT Security Corp. (The)
5.88%, 10/15/2033 (a) 1,037,000 1,053,743
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a) 1,223,000 1,213,826
7.88%, 2/15/2031 (a) 391,000 413,087
Garda World Security Corp.
8.38%, 11/15/2032 (a) 393,000 402,350
GFL Environmental Holdings US, Inc.
5.50%, 2/1/2034 (a) 550,000 551,991
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 135,000 141,621
Madison IAQ LLC
5.88%, 6/30/2029 (a) 433,000 431,938
Raven Acquisition Holdings LLC
6.88%, 11/15/2031 (a) 496,000 477,843
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a) 371,000 382,301
Sabre Financial Borrower LLC
11.13%, 6/15/2029 (a) 638,000 614,965
Veritiv Operating Co.
10.50%, 11/30/2030 (a) 312,000 333,812
6,017,477
Construction & Engineering — 0 .5%
AECOM
6.00%, 8/1/2033 (a) 297,000 303,435
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 563,000 525,741
829,176
Consumer Finance — 0 .3%
OneMain Finance Corp.
6.75%, 9/15/2033 500,000 496,892

FEBRUARY 28, 2026 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Consumer Staples Distribution & Retail — 1 .5%
Albertsons Cos., Inc.
5.63%, 3/31/2032 (a) $ 110,000 $ 110,387
5.75%, 3/31/2034 (a) 1,000,000 994,941
KeHE Distributors LLC
9.00%, 2/15/2029 (a) 419,000 439,667
Performance Food Group, Inc.
6.13%, 9/15/2032 (a) 432,000 443,442
5.63%, 3/1/2034 (a) 429,000 430,278
2,418,715
Containers & Packaging — 2 .5%
Ardagh Group SA
9.50%, 12/1/2030 (a) 642,000 696,299
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a) 490,000 467,648
Ball Corp.
6.00%, 6/15/2029 408,000 420,640
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a)(b) 188,000 187,162
6.75%, 4/15/2032 (a) 868,000 874,395
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a) 1,176,000 1,203,930
9.25%, 4/15/2030 (a) 219,000 215,784
4,065,858
Diversified Consumer Services — 0 .6%
Belron UK Finance plc
5.75%, 10/15/2029 (a) 420,000 429,212
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 543,000 569,097
998,309
Diversified Telecommunication Services — 7 .4%
Altice Financing SA
5.75%, 8/15/2029 (a) 719,000 498,782
Altice France SA
6.50%, 4/15/2032 (a) 737,353 706,167
APLD ComputeCo LLC
9.25%, 12/15/2030 (a) 1,047,000 1,099,286
Black Pearl Compute LLC
6.13%, 2/15/2031 (a) 578,000 591,998
CCO Holdings LLC
4.50%, 5/1/2032 805,000 736,700
4.25%, 1/15/2034 (a)(b) 1,168,000 1,017,409
Cipher Compute LLC
7.13%, 11/15/2030 (a) 798,000 831,542
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a) 1,806,000 1,870,330
Sable International Finance Ltd.
7.13%, 10/15/2032 (a) 427,000 432,244
SV RNO Property Owner 1 LLC
5.88%, 3/1/2031 (a) 1,000,000 1,004,046
Uniti Services LLC
7.50%, 10/15/2033 (a) 391,000 406,823
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
Windstream Services LLC
8.25%, 10/1/2031 (a) $ 1,074,000 $ 1,130,897
WULF Compute LLC
7.75%, 10/15/2030 (a) 1,743,000 1,845,898
12,172,122
Electric Utilities — 3 .1%
Alpha Generation LLC
6.75%, 10/15/2032 (a) 435,000 451,906
California Buyer Ltd.
6.38%, 2/15/2032 (a) 367,000 365,719
NRG Energy, Inc.
5.75%, 1/15/2034 (a) 500,000 506,837
6.00%, 1/15/2036 (a) 875,000 890,459
PG&E Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055 (c) 607,000 628,232
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.23%),
6.85%, 9/15/2056 (c) 354,000 355,530
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a) 391,000 386,633
7.75%, 10/15/2031 (a) 675,000 713,355
VoltaGrid LLC
7.38%, 11/1/2030 (a) 750,000 783,584
5,082,255
Energy Equipment & Services — 0 .8%
USA Compression Partners LP
7.13%, 3/15/2029 (a) 407,000 420,570
Valaris Ltd.
8.38%, 4/30/2030 (a) 324,000 339,795
Weatherford International Ltd.
6.75%, 10/15/2033 (a) 467,000 488,249
1,248,614
Entertainment — 1 .3%
Discovery Global Holdings, Inc.
4.28%, 3/15/2032 (b) 951,000 872,543
5.05%, 3/15/2042 1,861,000 1,335,267
2,207,810
Financial Services — 3 .6%
Block, Inc.
5.63%, 8/15/2030 (a) 337,000 341,443
6.50%, 5/15/2032 901,000 926,971
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a) 412,000 430,326
ION Platform Finance US, Inc.
7.88%, 9/30/2032 (a) 550,000 440,115
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 422,000 401,195

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Financial Services
NCR Atleos Corp.
9.50%, 4/1/2029 (a) $ 505,000 $ 542,242
Rocket Cos., Inc.
6.13%, 8/1/2030 (a) 409,000 419,653
6.38%, 8/1/2033 (a) 1,254,000 1,295,745
Shift4 Payments LLC
6.75%, 8/15/2032 (a) 697,000 682,218
UWM Holdings LLC
6.25%, 3/15/2031 (a) 522,000 504,585
5,984,493
Food Products — 0 .9%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 436,000 441,536
Post Holdings, Inc.
6.38%, 3/1/2033 (a) 461,000 469,217
6.50%, 3/15/2036 (a) 585,000 594,802
1,505,555
Ground Transportation — 0 .9%
Albion Financing 1 SARL
7.00%, 5/21/2030 (a) 500,000 523,591
Brightline East LLC
11.00%, 1/31/2030 (a) 710,000 191,700
Hertz Corp. (The)
12.63%, 7/15/2029 (a)(b) 576,000 530,937
5.00%, 12/1/2029 (a)(b) 301,000 156,243
1,402,471
Health Care Equipment & Supplies — 0 .9%
Bausch + Lomb Corp.
8.38%, 10/1/2028 (a) 488,000 505,690
Medline Borrower LP
5.25%, 10/1/2029 (a) 977,000 976,998
1,482,688
Health Care Providers & Services — 5 .0%
Community Health Systems, Inc.
10.88%, 1/15/2032 (a) 1,242,000 1,343,431
9.75%, 1/15/2034 (a) 183,000 192,857
CVS Health Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055 (c) 945,000 993,976
DaVita, Inc.
6.75%, 7/15/2033 (a) 798,000 828,458
Global Medical Response, Inc.
7.38%, 10/1/2032 (a) 393,000 411,168
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 473,000 513,748
National Mentor Holdings, Inc.
10.50%, 12/15/2030 (a) 630,000 627,623
Prime Healthcare Services, Inc.
9.38%, 9/1/2029 (a) 649,000 677,902
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Providers & Services
Star Parent, Inc.
9.00%, 10/1/2030 (a) $ 349,000 $ 354,218
Surgery Center Holdings, Inc.
7.25%, 4/15/2032 (a) 425,000 425,082
Tenet Healthcare Corp.
6.13%, 10/1/2028 793,000 794,837
6.13%, 6/15/2030 737,000 751,705
US Acute Care Solutions LLC
9.75%, 5/15/2029 (a) 313,000 313,069
8,228,074
Health Care REITs — 0 .4%
MPT Operating Partnership LP
REIT, 8.50%, 2/15/2032
(a) 548,000 586,517
Health Care Technology — 0 .6%
IQVIA, Inc.
6.25%, 6/1/2032 (a) 937,000 963,889
Hotel & Resort REITs — 0 .5%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) 382,000 395,283
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 446,000 469,123
864,406
Hotels, Restaurants & Leisure — 6 .5%
1011778 BC ULC
6.13%, 6/15/2029 (a) 497,000 511,161
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a) 581,000 595,756
6.50%, 2/15/2032 (a) 772,000 784,501
Carnival Corp.
5.75%, 8/1/2032 (a) 1,592,000 1,652,116
6.13%, 2/15/2033 (a) 448,000 463,768
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 284,000 286,252
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 495,000 481,340
6.75%, 1/15/2030 (a) 492,000 463,927
Hilton Domestic Operating Co., Inc.
5.50%, 3/31/2034 (a) 560,000 565,963
Light & Wonder International, Inc.
6.25%, 10/1/2033 (a) 418,000 419,806
NCL Corp. Ltd.
6.75%, 2/1/2032 (a) 1,179,000 1,214,099
Six Flags Entertainment Corp.
8.63%, 1/15/2032 (a) 391,000 395,871
TKC Holdings, Inc.
8.50%, 8/15/2030 (a) 399,000 408,234
Viking Cruises Ltd.
5.88%, 10/15/2033 (a) 674,000 687,483

FEBRUARY 28, 2026 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Hotels, Restaurants & Leisure
Voyager Parent LLC
9.25%, 7/1/2032 (a) $ 690,000 $ 736,792
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 426,000 460,070
Yum! Brands, Inc.
4.63%, 1/31/2032 550,000 540,737
10,667,876
Household Durables — 0 .3%
Newell Brands, Inc.
8.50%, 6/1/2028 (a) 485,000 510,688
Independent Power and Renewable Electricity Producers — 1 .0%
Lightning Power LLC
7.25%, 8/15/2032 (a) 546,000 579,681
Talen Energy Supply LLC
6.50%, 2/1/2036 (a) 1,000,000 1,028,766
1,608,447
Insurance — 5 .7%
Acrisure LLC
7.50%, 11/6/2030 (a) 489,000 497,640
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a) 347,000 350,969
7.00%, 1/15/2031 (a) 799,000 813,487
Ardonagh Finco Ltd.
7.75%, 2/15/2031 (a) 550,000 563,878
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 629,000 620,806
Asurion LLC
8.00%, 12/31/2032 (a) 2,308,000 2,423,881
8.38%, 2/1/2034 (a) 50,000 49,762
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 467,000 473,198
8.13%, 2/15/2032 (a) 417,000 399,484
HUB International Ltd.
7.25%, 6/15/2030 (a) 464,000 478,741
7.38%, 1/31/2032 (a) 1,338,000 1,363,850
Panther Escrow Issuer LLC
7.13%, 6/1/2031 (a) 1,283,000 1,305,392
9,341,088
Interactive Media & Services — 0 .3%
Snap, Inc.
6.88%, 3/1/2033 (a) 530,000 527,938
IT Services — 0 .9%
CoreWeave, Inc.
9.25%, 6/1/2030 (a)(b) 1,068,000 1,046,360
9.00%, 2/1/2031 (a) 404,000 388,328
1,434,688
Investments
Principal
Amount Value
Corporate Bonds (continued)
Machinery — 0 .6%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) $ 901,000 $ 936,089
Media — 9 .1%
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029 (a)(b) 594,000 598,177
7.13%, 2/15/2031 (a) 100,000 105,650
CSC Holdings LLC
11.75%, 1/31/2029 (a) 1,078,000 768,093
4.50%, 11/15/2031 (a) 224,000 134,434
Directv Financing LLC
5.88%, 8/15/2027 (a) 235,000 235,279
10.00%, 2/15/2031 (a) 1,250,000 1,278,343
DISH Network Corp.
11.75%, 11/15/2027 (a) 889,000 920,317
EchoStar Corp.
10.75%, 11/30/2029 1,895,000 2,069,757
Gray Media, Inc.
10.50%, 7/15/2029 (a) 437,000 468,340
5.38%, 11/15/2031 (a) 611,000 481,024
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,091,000 1,092,911
9.50%, 2/15/2033 (a) 500,000 488,413
Paramount Global
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062 (c) 392,000 307,720
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a) 613,000 638,286
Sirius XM Radio LLC
4.00%, 7/15/2028 (a) 880,000 859,086
3.88%, 9/1/2031 (a) 408,000 373,730
Stagwell Global LLC
5.63%, 8/15/2029 (a) 442,000 407,640
Sunrise FinCo. I BV
4.88%, 7/15/2031 (a) 459,000 441,549
TEGNA, Inc.
4.63%, 3/15/2028 496,000 494,448
Univision Communications, Inc.
8.00%, 8/15/2028 (a) 782,000 803,247
9.38%, 8/1/2032 (a)(b) 413,000 436,752
Versant Media Group, Inc.
7.25%, 1/30/2031 (a)(b) 400,000 409,336
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 1,001,000 889,331
7.50%, 1/15/2033 (a) 325,000 319,209
15,021,072
Metals & Mining — 1 .5%
Cleveland-Cliffs, Inc.
7.00%, 3/15/2032 (a) 1,038,000 1,054,262
Commercial Metals Co.
5.75%, 11/15/2033 (a) 750,000 765,199
6.00%, 12/15/2035 (a) 80,000 81,947

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Metals & Mining
First Quantum Minerals Ltd.
6.38%, 2/15/2036 (a) $ 640,000 $ 642,620
2,544,028
Oil, Gas & Consumable Fuels — 6 .4%
Aethon United BR LP
7.50%, 10/1/2029 (a) 433,000 455,496
CITGO Petroleum Corp.
8.38%, 1/15/2029 (a) 450,000 466,632
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 529,000 527,165
CQP Holdco LP
5.50%, 6/15/2031 (a) 483,000 482,184
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a) 449,000 454,126
7.88%, 4/15/2032 (a) 442,000 450,279
Delek Logistics Partners LP
8.63%, 3/15/2029 (a) 436,000 455,258
Hilcorp Energy I LP
7.25%, 2/15/2035 (a) 467,000 462,514
ITT Holdings LLC
6.50%, 8/1/2029 (a) 517,000 502,264
Kinetik Holdings LP
6.63%, 12/15/2028 (a) 202,000 208,234
5.88%, 6/15/2030 (a) 556,000 562,071
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 601,000 630,258
Permian Resources Operating LLC
7.00%, 1/15/2032 (a) 450,000 472,258
6.25%, 2/1/2033 (a) 343,000 354,523
SM Energy Co.
8.38%, 7/1/2028 (a) 376,000 388,621
8.75%, 7/1/2031 (a) 735,000 771,623
Sunoco LP
6.25%, 7/1/2033 (a) 742,000 763,592
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 866,000 928,776
8.38%, 6/1/2031 (a)(b) 1,154,000 1,182,128
10,518,002
Passenger Airlines — 1 .9%
American Airlines, Inc.
5.75%, 4/20/2029 (a) 1,140,000 1,152,945
JetBlue Airways Corp.
9.88%, 9/20/2031 (a) 827,000 842,446
United Airlines Holdings, Inc.
4.88%, 3/1/2029 638,000 642,388
5.38%, 3/1/2031 88,000 89,592
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a) 452,000 420,514
3,147,885
Personal Care Products — 0 .3%
Opal Bidco SAS
6.50%, 3/31/2032 (a) 466,000 479,980
Investments
Principal
Amount Value
Corporate Bonds (continued)
Pharmaceuticals — 2 .7%
1261229 BC Ltd.
10.00%, 4/15/2032 (a) $ 2,471,000 $ 2,561,035
Endo Finance Holdings LP
8.50%, 4/15/2031 (a) 378,000 401,709
Organon & Co.
4.13%, 4/30/2028 (a) 846,000 830,433
5.13%, 4/30/2031 (a) 767,000 681,263
4,474,440
Professional Services — 0 .6%
Amentum Holdings, Inc.
7.25%, 8/1/2032 (a) 333,000 348,921
CACI International, Inc.
6.38%, 6/15/2033 (a) 566,000 583,552
932,473
Semiconductors & Semiconductor Equipment — 0 .4%
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a) 628,000 643,535
Software — 3 .9%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) 941,000 888,374
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 2,071,000 2,031,999
9.00%, 9/30/2029 (a) 1,170,000 1,140,200
Fair Isaac Corp.
6.00%, 5/15/2033 (a) 800,000 808,734
McAfee Corp.
7.38%, 2/15/2030 (a) 799,000 653,711
UKG, Inc.
6.88%, 2/1/2031 (a) 1,006,000 977,031
6,500,049
Specialized REITs — 1 .6%
Iron Mountain, Inc.
REIT, 7.00%, 2/15/2029
(a) 617,000 633,226
REIT, 6.25%, 1/15/2033
(a) 255,000 260,651
Millrose Properties, Inc.
REIT, 6.38%, 8/1/2030 (a) 1,073,000 1,101,006
SBA Communications Corp.
REIT, 3.13%, 2/1/2029 665,000 639,386
2,634,269
Specialty Retail — 1 .5%
EG Global Finance plc
12.00%, 11/30/2028 (a) 450,000 483,771
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 367,000 361,586
PetSmart LLC
7.50%, 9/15/2032 (a) 724,000 732,587

FEBRUARY 28, 2026 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Specialty Retail
Staples, Inc.
10.75%, 9/1/2029 (a) $ 988,000 $ 910,357
2,488,301
Trading Companies & Distributors — 2 .7%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) 441,000 461,168
FTAI Aviation Investors LLC
5.50%, 5/1/2028 (a) 287,000 286,973
Herc Holdings, Inc.
7.25%, 6/15/2033 (a) 1,096,000 1,158,607
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 811,901
QXO Building Products, Inc.
6.75%, 4/30/2032 (a) 929,000 962,068
United Rentals North America, Inc.
5.38%, 11/15/2033 (a) 324,000 326,330
6.13%, 3/15/2034 (a) 500,000 523,788
4,530,835
Wireless Telecommunication Services — 1 .3%
Connect Finco SARL
9.00%, 9/15/2029 (a) 726,000 770,330
Rogers Communications, Inc.
Series NC5, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 7.00%,
4/15/2055 (c) 685,000 716,388
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.62%),
7.13%, 4/15/2055 (c) 166,000 175,857
Vmed O2 UK Financing I plc
4.75%, 7/15/2031 (a) 630,000 560,765
2,223,340
Total Corporate Bonds
(Cost $155,733,189) 156,958,436
Shares
Securities Lending Reinvestments (d) — 4 .0%
Investment Companies — 4 .0%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (e)
(Cost $6,594,235) 6,594,235 6,594,235
Investments
Principal
Amount Value
Short-Term Investments — 2 .3%
Repurchase Agreements (f) — 2 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $3,813,901
(Cost $3,812,771) $ 3,812,771
$ 3,812,771
Total Investments — 101.5%
(Cost $166,140,195) 167,365,442
Liabilities in excess of other assets — (1.5%) (2,513,504)
Net Assets — 100.0% $ 164,851,938
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of
February 28, 2026 was $142,112,744 which represents 86.21%
of net assets.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $6,648,175, collateralized in the form of cash with a value of $6,594,235 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $330,930 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
March 12, 2026 – May 15, 2055. The total value of collateral is
$6,925,165.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
February 28, 2026.
(d) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $6,594,235.
(e) Rate shown is the 7-day yield as of February 28, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. 10 Year Treasury Note 179 6/18/2026 U.S. Dollar $ 20,372,438 $ (96,709)
U.S. 2 Year Treasury Note 272 6/30/2026 U.S. Dollar 56,922,375 (83,454)
U.S. 5 Year Treasury Note 700 6/30/2026 U.S. Dollar 77,098,437 (267,277)
$ (447,440)

FEBRUARY 28, 2026 (Unaudited) :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
Investments
Shares Value
Exchange Traded Funds — 81 .6%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $14,005,600) 140,000 $ 14,016,800
Principal
Amount
Short-Term Investments — 14 .6%
Repurchase Agreements (c) — 14 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,515,315
(Cost $2,514,570) $ 2,514,570
2,514,570
Total Investments — 96.2%
(Cost $16,520,170) 16,531,370
Other assets less liabilities — 3.8% 648,015
Net Assets — 100.0% $ 17,179,385
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ETF Exchange Traded Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 14,005,600 – – 11,200 14,016,800 140,000 –

INFLATION EXPECTATIONS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
Swap Agreements
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
2,672,146 11/4/2026 Citibank NA 3.38%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
56,555
3,431,595 11/4/2026 Citibank NA 3.29%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
(101,913)
6,103,741 (45,358)
14,505,171 11/4/2026 Societe Generale 3.73%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
114,512
20,022,515 11/4/2026 Societe Generale 3.18%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
(421,413)
34,527,686 (306,901)
40,631,427 (352,259)
Total Unrealized
Appreciation
171,067
Total Unrealized
Depreciation
(523,326)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_
TIPS_February.pdf.

FEBRUARY 28, 2026 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds — 94 .6%
Aerospace & Defense — 2 .5%
GE Capital International Funding Co. ULC.
4.42%, 11/15/2035 $ 963,000 $ 950,956
General Electric Co.
6.75%, 3/15/2032 1,135,000 1,297,410
Lockheed Martin Corp.
4.07%, 12/15/2042 1,629,000 1,423,957
RTX Corp.
4.50%, 6/1/2042 3,792,000 3,496,182
7,168,505
Air Freight & Logistics — 0 .8%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,889,000 2,123,358
Automobiles — 1 .6%
Ford Motor Co.
4.75%, 1/15/2043 1,868,000 1,502,740
General Motors Co.
6.25%, 10/2/2043 1,704,000 1,751,317
5.20%, 4/1/2045 1,294,000 1,179,553
4,433,610
Banks — 26 .9%
Banco Santander SA
6.92%, 8/8/2033 2,416,000 2,688,189
6.94%, 11/7/2033 1,587,000 1,833,652
6.35%, 3/14/2034 2,164,000 2,336,560
6.03%, 1/17/2035 50,000 53,879
5.13%, 11/6/2035 847,000 852,038
Bank of America Corp.
6.11%, 1/29/2037 500,000 539,818
7.75%, 5/14/2038 2,034,000 2,496,064
5.88%, 2/7/2042 3,569,000 3,827,703
5.00%, 1/21/2044 356,000 346,639
Bank of America NA
6.00%, 10/15/2036 876,000 953,535
Barclays plc
5.25%, 8/17/2045 2,342,000 2,291,604
4.95%, 1/10/2047 774,000 724,608
Citigroup, Inc.
6.63%, 6/15/2032 1,568,000 1,746,883
8.13%, 7/15/2039 1,226,000 1,576,634
6.68%, 9/13/2043 2,459,000 2,779,175
4.65%, 7/30/2045 160,000 146,116
4.75%, 5/18/2046 1,262,000 1,124,740
Cooperatieve Rabobank UA
5.25%, 5/24/2041 2,050,000 2,075,694
5.75%, 12/1/2043 1,290,000 1,313,584
5.25%, 8/4/2045 870,000 830,652
Fifth Third Bancorp
8.25%, 3/1/2038 1,074,000 1,331,496
HSBC Holdings plc
6.50%, 5/2/2036 500,000 558,177
6.50%, 9/15/2037 3,006,000 3,343,657
Investments
Principal
Amount Value
Corporate Bonds (continued)
Banks
HSBC Holdings plc
5.25%, 3/14/2044 $ 621,000 $ 610,536
JPMorgan Chase & Co.
6.40%, 5/15/2038 2,154,000 2,448,702
5.50%, 10/15/2040 3,660,000 3,867,127
5.60%, 7/15/2041 100,000 104,556
5.40%, 1/6/2042 100,000 102,424
5.63%, 8/16/2043 257,000 265,659
4.95%, 6/1/2045 1,078,000 1,023,930
Lloyds Banking Group plc
4.34%, 1/9/2048 1,591,000 1,349,069
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 1,417,000 1,252,562
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 1,184,000 1,077,614
Royal Bank of Canada
2.30%, 11/3/2031 2,363,000 2,157,568
3.88%, 5/4/2032 1,048,000 1,031,662
5.00%, 2/1/2033 342,000 354,955
5.15%, 2/1/2034 1,693,000 1,782,867
Sumitomo Mitsui Financial Group, Inc.
2.22%, 9/17/2031 581,000 521,926
5.77%, 1/13/2033 1,798,000 1,932,164
5.56%, 7/9/2034 2,141,000 2,266,330
5.63%, 1/15/2035 877,000 936,911
6.18%, 7/13/2043 927,000 1,027,011
5.84%, 7/9/2044 786,000 821,202
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 2,059,000 1,942,790
4.46%, 6/8/2032 1,937,000 1,955,623
4.93%, 10/15/2035 1,050,000 1,058,495
Wells Fargo & Co.
5.38%, 11/2/2043 836,000 815,847
5.61%, 1/15/2044 1,571,000 1,566,548
4.65%, 11/4/2044 1,452,000 1,274,945
3.90%, 5/1/2045 350,000 286,515
4.90%, 11/17/2045 2,404,000 2,171,621
4.40%, 6/14/2046 50,000 42,117
4.75%, 12/7/2046 891,000 789,022
Wells Fargo Bank NA
6.60%, 1/15/2038 1,065,000 1,205,088
Westpac Banking Corp.
4.42%, 7/24/2039 858,000 806,833
2.96%, 11/16/2040 704,000 548,346
3.13%, 11/18/2041 1,446,000 1,122,025
76,291,687
Beverages — 2 .5%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,452,000 1,409,701
Coca-Cola Co. (The)
2.50%, 6/1/2040 1,142,000 868,610
2.60%, 6/1/2050 302,000 191,461
3.00%, 3/5/2051 1,986,000 1,351,577
2.50%, 3/15/2051 2,643,000 1,626,165
2.75%, 6/1/2060 691,000 414,111

INVESTMENT GRADE-INTEREST RATE HEDGED :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Beverages
Molson Coors Beverage Co.
5.00%, 5/1/2042 $ 1,228,000 $ 1,148,940
7,010,565
Biotechnology — 0 .8%
AbbVie, Inc.
4.40%, 11/6/2042 2,589,000 2,350,065
Capital Markets — 6 .2%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033 897,000 984,229
6.75%, 10/1/2037 1,738,000 1,952,064
6.25%, 2/1/2041 2,770,000 3,026,989
5.15%, 5/22/2045 2,445,000 2,310,000
Morgan Stanley
6.38%, 7/24/2042 303,000 338,851
4.30%, 1/27/2045 2,227,000 1,942,830
4.38%, 1/22/2047 4,623,000 4,029,660
Nomura Holdings, Inc.
5.78%, 7/3/2034 1,066,000 1,134,216
UBS Group AG
4.88%, 5/15/2045 1,894,000 1,768,856
17,487,695
Communications Equipment — 1 .8%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,032,000 3,315,597
5.50%, 1/15/2040 1,834,000 1,925,527
5,241,124
Consumer Finance — 2 .3%
Ally Financial, Inc.
8.00%, 11/1/2031 2,087,000 2,369,161
American Express Co.
4.05%, 12/3/2042 943,000 822,477
John Deere Capital Corp.
4.40%, 9/8/2031 520,000 530,643
Series I, 5.15%, 9/8/2033 1,401,000 1,481,719
5.10%, 4/11/2034 1,237,000 1,293,216
6,497,216
Consumer Staples Distribution & Retail — 1 .2%
Target Corp.
4.00%, 7/1/2042 1,113,000 961,584
Walmart, Inc.
5.25%, 9/1/2035 1,069,000 1,142,096
6.50%, 8/15/2037 1,210,000 1,419,938
3,523,618
Diversified Telecommunication Services — 6 .4%
Comcast Corp.
4.25%, 1/15/2033 1,719,000 1,703,666
Sprint Capital Corp.
8.75%, 3/15/2032 2,243,000 2,742,656
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
Telefonica Emisiones SA
7.05%, 6/20/2036 $ 1,953,000 $ 2,211,387
5.21%, 3/8/2047 2,835,000 2,553,395
4.90%, 3/6/2048 917,000 788,423
Verizon Communications, Inc.
4.50%, 8/10/2033 1,365,000 1,361,941
4.27%, 1/15/2036 2,171,000 2,065,071
5.25%, 3/16/2037 1,239,000 1,261,330
4.81%, 3/15/2039 450,000 434,898
4.86%, 8/21/2046 2,276,000 2,050,869
4.52%, 9/15/2048 1,319,000 1,122,501
18,296,137
Electric Utilities — 0 .7%
Duke Energy Florida LLC
6.40%, 6/15/2038 759,000 851,882
Georgia Power Co.
4.30%, 3/15/2042 1,391,000 1,248,680
2,100,562
Electrical Equipment — 0 .2%
Eaton Corp.
4.15%, 11/2/2042 769,000 681,725
Energy Equipment & Services — 0 .3%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 788,000 783,643
Entertainment — 0 .9%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 730,000 622,657
Walt Disney Co. (The)
6.65%, 11/15/2037 1,555,000 1,796,354
2,419,011
Financial Services — 0 .4%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 1,178,000 1,108,415
Food Products — 0 .9%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,334,000 1,225,138
Unilever Capital Corp.
5.90%, 11/15/2032 1,078,000 1,191,486
2,416,624
Health Care Equipment & Supplies — 1 .1%
Medtronic, Inc.
4.38%, 3/15/2035 952,000 942,511
4.63%, 3/15/2045 2,218,000 2,058,628
3,001,139

FEBRUARY 28, 2026 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Providers & Services — 2 .1%
Ascension Health
3.95%, 11/15/2046 $ 1,382,000 $ 1,153,779
Elevance Health, Inc.
4.65%, 1/15/2043 985,000 890,764
UnitedHealth Group, Inc.
4.63%, 7/15/2035 864,000 858,927
6.88%, 2/15/2038 1,925,000 2,234,333
4.75%, 7/15/2045 1,032,000 936,160
6,073,963
Insurance — 1 .0%
MetLife, Inc.
5.70%, 6/15/2035 800,000 855,123
4.88%, 11/13/2043 1,543,000 1,430,606
4.05%, 3/1/2045 540,000 446,539
2,732,268
IT Services — 2 .0%
International Business Machines Corp.
4.15%, 5/15/2039 1,210,000 1,088,462
4.00%, 6/20/2042 1,051,000 887,565
4.25%, 5/15/2049 4,634,000 3,764,897
5,740,924
Machinery — 0 .4%
Caterpillar, Inc.
3.80%, 8/15/2042 1,480,000 1,265,647
Media — 2 .9%
Paramount Global
6.88%, 4/30/2036 1,001,000 908,651
4.38%, 3/15/2043 1,717,000 1,076,867
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,614,000 1,887,280
Time Warner Cable LLC
6.55%, 5/1/2037 1,001,000 1,030,785
7.30%, 7/1/2038 307,000 332,234
6.75%, 6/15/2039 2,793,000 2,862,134
8,097,951
Metals & Mining — 3 .2%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 1,133,000 998,599
5.00%, 9/30/2043 2,195,000 2,131,243
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 1,504,000 1,527,668
Southern Copper Corp.
6.75%, 4/16/2040 1,496,000 1,717,849
5.25%, 11/8/2042 157,000 154,373
5.88%, 4/23/2045 2,298,000 2,409,046
8,938,778
Investments
Principal
Amount Value
Corporate Bonds (continued)
Multi-Utilities — 0 .8%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 $ 2,041,000 $ 2,239,046
Oil, Gas & Consumable Fuels — 7 .6%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 204,000 220,303
ConocoPhillips
6.50%, 2/1/2039 1,528,000 1,746,628
Hess Corp.
5.60%, 2/15/2041 1,233,000 1,297,051
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,358,000 1,565,574
Kinder Morgan, Inc.
7.75%, 1/15/2032 894,000 1,051,574
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,956,000 2,130,458
Phillips 66
5.88%, 5/1/2042 1,627,000 1,674,092
Shell Finance US, Inc.
4.13%, 5/11/2035 2,014,000 1,964,467
4.38%, 5/11/2045 2,617,000 2,294,397
4.00%, 5/10/2046 2,036,000 1,684,321
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,122,000 2,310,001
7.63%, 1/15/2039 640,000 774,562
Valero Energy Corp.
6.63%, 6/15/2037 1,254,000 1,410,776
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,369,000 1,492,781
21,616,985
Pharmaceuticals — 7 .6%
AstraZeneca plc
6.45%, 9/15/2037 715,000 820,421
4.00%, 9/18/2042 3,609,000 3,149,659
4.38%, 11/16/2045 1,357,000 1,215,047
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,768,000 3,159,802
Johnson & Johnson
5.95%, 8/15/2037 1,683,000 1,888,227
Merck & Co., Inc.
4.15%, 5/18/2043 1,211,000 1,061,978
Novartis Capital Corp.
4.40%, 5/6/2044 1,908,000 1,736,127
Pfizer, Inc.
4.00%, 12/15/2036 (a) 2,897,000 2,747,344
7.20%, 3/15/2039 1,686,000 2,036,469
4.40%, 5/15/2044 1,000,000 909,110
4.13%, 12/15/2046 274,000 229,842
Wyeth LLC
5.95%, 4/1/2037 2,452,000 2,681,667
21,635,693

INVESTMENT GRADE-INTEREST RATE HEDGED :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Software — 1 .6%
Oracle Corp.
6.50%, 4/15/2038 $ 3,611,000 $ 3,741,375
6.13%, 7/8/2039 504,000 500,523
5.38%, 7/15/2040 368,000 336,617
4,578,515
Specialty Retail — 1 .0%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,520,000 2,757,951
Technology Hardware, Storage & Peripherals — 2 .8%
Apple, Inc.
3.85%, 5/4/2043 400,000 343,078
4.45%, 5/6/2044 993,000 924,267
3.45%, 2/9/2045 5,961,000 4,723,383
4.38%, 5/13/2045 889,000 804,471
HP, Inc.
6.00%, 9/15/2041 (a) 1,187,000 1,190,909
7,986,108
Tobacco — 1 .8%
Altria Group, Inc.
5.38%, 1/31/2044 2,682,000 2,601,259
Philip Morris International, Inc.
6.38%, 5/16/2038 1,876,000 2,109,876
4.25%, 11/10/2044 525,000 454,828
5,165,963
Wireless Telecommunication Services — 2 .3%
America Movil SAB de CV
6.13%, 3/30/2040 1,895,000 2,059,417
4.38%, 7/16/2042 1,292,000 1,155,443
Vodafone Group plc
6.15%, 2/27/2037 2,498,000 2,755,470
5.25%, 5/30/2048 446,000 421,406
4.88%, 6/19/2049 234,000 208,746
6,600,482
Total Corporate Bonds
(Cost $259,919,713) 268,364,973
Asset-Backed Securities - 0 .4%
United Airlines Pass-Through Trust
Series 2023-1, Class A,
5.80%, 1/15/2036
(Cost $1,115,305) 1,100,039 1,167,485
Shares
Securities Lending Reinvestments (b) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $1,392,165) 1,392,165 1,392,165
Investments
Principal
Amount Value
Short-Term Investments — 1 .5%
Repurchase Agreements (d) — 1 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $4,358,150
(Cost $4,356,858) $ 4,356,858
$ 4,356,858
Total Investments — 97.0%
(Cost $266,784,041) 275,281,481
Other assets less liabilities — 3.0% 8,509,216
Net Assets — 100.0% $ 283,790,697
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $1,341,136, collateralized in the form of cash with a value of $1,392,165 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $1,392,165.
(c) Rate shown is the 7-day yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2026 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. 10 Year Treasury Note Futures Contracts 958 6/18/2026 U.S. Dollar $ 109,032,375 $ (542,312)
U.S. Treasury Long Bond 1,256 6/18/2026 U.S. Dollar 148,796,750 (1,062,179)
U.S. Treasury Ultra Bond 80 6/18/2026 U.S. Dollar 9,727,500 (87,657)
$ (1,692,148)

K-1 FREE CRUDE OIL ETF :: FEBRUARY 28, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OILK
::
Investments
Shares Value
Exchange Traded Funds — 47 .1%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $50,020,000) 500,000 $ 50,060,000
Principal
Amount
Short-Term Investments — 26 .1%
Repurchase Agreements (c) — 26 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $27,700,589
(Cost $27,692,378) $ 27,692,378
27,692,378
Total Investments — 73.2%
(Cost $77,712,378) 77,752,378
Other assets less liabilities — 26.8% 28,511,289
Net Assets — 100.0% $ 106,263,667
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 50,020,000 – – 40,000 50,060,000 500,000 –
Futures Contracts Purchased
K-1 Free Crude Oil ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
WTI Crude Oil 530 4/21/2026 U.S. Dollar $ 35,451,700 $ 1,539,477
WTI Crude Oil 537 5/19/2026 U.S. Dollar 35,742,720 2,325,985
WTI Crude Oil 539 11/20/2026 U.S. Dollar 34,350,470 1,237,678
$ 5,103,140

FEBRUARY 28, 2026 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) — 92 .5%
Aerospace & Defense — 3.3%
Boeing Co. (The)* 10,251 $ 2,332,410
General Dynamics Corp. 5,328 1,902,362
General Electric Co. 9,707 3,322,318
Howmet Aerospace, Inc. 8,497 2,230,718
Huntington Ingalls Industries,
Inc. 3,685 1,638,056
Lockheed Martin Corp. 1,323 870,640
Northrop Grumman Corp. 2,798 2,026,815
RTX Corp. 988 200,189
Textron, Inc. 15,037 1,483,400
16,006,908
Air Freight & Logistics — 0.1%
United Parcel Service, Inc.,
Class
a
B 2,479 287,465
Automobile Components — 0.0%(b)
Aptiv plc* 2,978 219,002
Automobiles — 1.7%
Ford Motor Co. 124,571 1,755,205
General Motors Co. 14,258 1,122,247
Tesla, Inc.* 13,299 5,352,981
8,230,433
Banks — 2.9%
Bank of America Corp. 15,147 754,775
Citigroup, Inc. 21,725 2,393,878
Citizens Financial Group, Inc. 14,128 850,364
Fifth Third Bancorp 11,615 574,594
Huntington Bancshares, Inc. 56,350 946,680
JPMorgan Chase & Co. 11,511 3,456,753
KeyCorp 65,710 1,362,826
M&T Bank Corp. 6,743 1,463,096
Truist Financial Corp. 32,526 1,603,857
Wells Fargo & Co. 7,588 618,043
14,024,866
Beverages — 0.8%
Coca-Cola Co. (The) 9,932 810,054
Molson Coors Beverage Co.,
Class
a
B 20,062 982,837
PepsiCo, Inc. 10,966 1,861,369
3,654,260
Biotechnology — 1.8%
AbbVie, Inc. 5,542 1,286,187
Amgen, Inc. 2,795 1,084,907
Biogen, Inc.* 6,906 1,324,709
Gilead Sciences, Inc. 13,263 1,975,524
Incyte Corp.* 14,661 1,484,720
Vertex Pharmaceuticals, Inc.* 3,604 1,790,575
8,946,622
Broadline Retail — 2.3%
Amazon.com, Inc.* 51,406 10,795,260
Investments
Shares Value
Common Stocks (a) (continued)
eBay, Inc. 2,024 $ 183,901
10,979,161
Building Products — 0.9%
Allegion plc 7,885 1,270,668
Builders FirstSource, Inc.* 3,590 374,401
Johnson Controls International
plc 1,529 220,635
Lennox International, Inc. 660 376,160
Masco Corp. 2,780 199,104
Trane Technologies plc 4,285 1,981,041
4,422,009
Capital Markets — 3.1%
Ameriprise Financial, Inc. 1,200 564,144
Blackstone, Inc. 9,524 1,079,736
Cboe Global Markets, Inc. 3,030 908,152
Charles Schwab Corp. (The) 23,280 2,216,256
Coinbase Global, Inc., Class
a
A* 1,817 319,519
FactSet Research Systems, Inc. 6,963 1,509,648
Goldman Sachs Group, Inc.
(The) 303 260,450
Interactive Brokers Group, Inc.,
Class
a
A 20,486 1,458,398
Invesco Ltd. 51,942 1,363,997
Moody's Corp. 3,603 1,720,757
Morgan Stanley 1,203 200,312
Robinhood Markets, Inc.,
Class
a
A* 7,060 535,501
S&P Global, Inc. 3,697 1,633,630
T. Rowe Price Group, Inc. 11,172 1,057,206
14,827,706
Chemicals — 1.2%
Albemarle Corp. 8,371 1,495,646
CF Industries Holdings, Inc. 8,742 870,179
Corteva, Inc. 4,192 335,863
Linde plc 896 455,240
LyondellBasell Industries NV,
Class
a
A 19,530 1,123,365
Mosaic Co. (The) 47,715 1,328,386
5,608,679
Commercial Services & Supplies — 1.1%
Cintas Corp. 2,958 594,943
Copart, Inc.* 28,207 1,074,405
Republic Services, Inc., Class
a
A 4,629 1,060,041
Rollins, Inc. 20,396 1,241,912
Veralto Corp. 16,336 1,591,616
5,562,917
Communications Equipment — 1.0%
Arista Networks, Inc.* 12,156 1,622,826
Cisco Systems, Inc. 22,294 1,771,481
F5, Inc.* 4,669 1,266,980
4,661,287
Consumer Finance — 0.3%
Synchrony Financial 17,876 1,235,410

LARGE CAP CORE PLUS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 1,266 $ 1,279,660
Dollar General Corp. 3,270 510,905
Dollar Tree, Inc.* 7,296 922,798
Kroger Co. (The) 20,939 1,428,877
Target Corp. 14,847 1,689,440
Walmart, Inc. 14,628 1,871,653
7,703,333
Containers & Packaging — 0.2%
International Paper Co. 23,931 1,042,195
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 84,298 2,361,187
Comcast Corp., Class
a
A 12,788 395,916
Verizon Communications, Inc. 8,471 424,736
3,181,839
Electric Utilities — 2.9%
American Electric Power Co.,
Inc. 4,251 568,869
Constellation Energy Corp. 6,451 2,128,056
Edison International 23,348 1,745,030
Entergy Corp. 1,868 200,081
Eversource Energy 12,432 947,443
Exelon Corp. 36,829 1,821,931
FirstEnergy Corp. 27,415 1,402,551
NRG Energy, Inc. 9,043 1,618,335
PG&E Corp. 95,269 1,810,111
Pinnacle West Capital Corp. 15,058 1,510,317
Xcel Energy, Inc. 3,213 267,836
14,020,560
Electrical Equipment — 0.5%
AMETEK, Inc. 2,855 682,973
Eaton Corp. plc 1,140 428,549
GE Vernova, Inc. 415 362,544
Hubbell, Inc., Class
a
B 1,551 793,538
Rockwell Automation, Inc. 624 254,249
2,521,853
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class
a
A 16,716 2,441,539
CDW Corp. 5,295 649,379
Jabil, Inc. 5,956 1,578,280
TE Connectivity plc 7,832 1,802,535
Zebra Technologies Corp.,
Class
a
A* 4,012 898,527
7,370,260
Energy Equipment & Services — 0.1%
Halliburton Co. 9,163 329,868
Entertainment — 1.0%
Live Nation Entertainment, Inc.* 10,173 1,649,450
Netflix, Inc.* 17,001 1,636,176
Take-Two Interactive Software,
Inc.* 6,301 1,332,536
Investments
Shares Value
Common Stocks (a) (continued)
Walt Disney Co. (The) 3,851 $ 408,360
5,026,522
Financial Services — 2.6%
Apollo Global Management, Inc. 11,859 1,240,452
Berkshire Hathaway, Inc.,
Class
a
B* 7,916 3,997,184
Block, Inc., Class
a
A* 7,711 491,191
Global Payments, Inc. 11,096 848,400
Jack Henry & Associates, Inc. 8,518 1,383,834
Mastercard, Inc., Class
a
A 2,419 1,251,131
PayPal Holdings, Inc. 28,809 1,331,264
Visa, Inc., Class
a
A 6,022 1,927,883
12,471,339
Food Products — 1.6%
Archer-Daniels-Midland Co. 22,922 1,582,535
Bunge Global SA 6,193 747,185
Campbell's Co. (The) 27,952 753,306
Conagra Brands, Inc. 14,052 270,501
General Mills, Inc. 20,083 908,354
Hormel Foods Corp. 8,701 222,746
Kraft Heinz Co. (The) 39,663 976,106
Lamb Weston Holdings, Inc. 18,724 902,310
Tyson Foods, Inc., Class
a
A 22,911 1,488,986
7,852,029
Gas Utilities — 0.3%
Atmos Energy Corp. 8,476 1,583,232
Ground Transportation — 1.1%
Norfolk Southern Corp. 2,702 850,428
Uber Technologies, Inc.* 28,513 2,150,450
Union Pacific Corp. 8,738 2,315,395
5,316,273
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories 2,121 246,778
Baxter International, Inc. 55,051 1,121,389
Boston Scientific Corp.* 22,972 1,765,398
Dexcom, Inc.* 3,855 283,073
GE HealthCare Technologies,
Inc. 9,331 786,323
IDEXX Laboratories, Inc.* 2,443 1,604,392
Insulet Corp.* 4,477 1,104,073
Medtronic plc 15,612 1,524,668
ResMed, Inc. 5,134 1,315,639
STERIS plc 4,203 1,060,627
10,812,360
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. 7,655 1,754,756
Centene Corp.* 37,586 1,686,860
Cigna Group (The) 3,422 991,764
CVS Health Corp. 25,636 2,048,316
Elevance Health, Inc. 821 262,720
Humana, Inc. 3,598 685,563
McKesson Corp. 1,423 1,405,028
Quest Diagnostics, Inc. 1,947 412,589

FEBRUARY 28, 2026 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
UnitedHealth Group, Inc. 3,309 $ 970,430
Universal Health Services, Inc.,
Class
a
B 6,615 1,363,351
11,581,377
Health Care REITs — 0.7%
Healthpeak Properties, Inc.,
REIT 85,264 1,507,468
Ventas, Inc., REIT 19,201 1,654,358
3,161,826
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 68,545 1,342,797
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc. 510 2,162,069
Carnival Corp. 47,744 1,506,323
Chipotle Mexican Grill, Inc.,
Class
a
A* 5,418 201,658
Darden Restaurants, Inc. 1,044 223,260
Domino's Pizza, Inc. 1,565 629,928
Hilton Worldwide Holdings, Inc. 3,435 1,070,964
Las Vegas Sands Corp. 15,996 907,293
MGM Resorts International* 18,026 664,438
Norwegian Cruise Line Holdings
Ltd.* 61,195 1,517,024
Royal Caribbean Cruises Ltd. 2,793 868,511
9,751,468
Household Durables — 0.5%
DR Horton, Inc. 5,370 861,294
PulteGroup, Inc. 10,533 1,445,128
2,306,422
Household Products — 0.5%
Church & Dwight Co., Inc. 4,983 522,517
Clorox Co. (The) 1,732 220,241
Kimberly-Clark Corp. 5,881 655,379
Procter & Gamble Co. (The) 5,564 930,301
2,328,438
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) 89,192 1,541,238
Vistra Corp. 3,777 656,782
2,198,020
Industrial Conglomerates — 0.3%
3M Co. 9,387 1,551,859
Industrial REITs — 0.2%
Prologis, Inc., REIT 8,384 1,195,307
Insurance — 3.0%
Allstate Corp. (The) 8,392 1,800,252
American International Group,
Inc. 10,676 859,311
Arch Capital Group Ltd.* 13,252 1,327,188
Assurant, Inc. 6,136 1,408,764
Investments
Shares Value
Common Stocks (a) (continued)
Brown & Brown, Inc. 11,190 $ 803,666
Cincinnati Financial Corp. 9,378 1,537,804
Erie Indemnity Co., Class
a
A 2,058 554,508
Hartford Insurance Group, Inc.
(The) 10,218 1,439,001
Marsh & McLennan Cos., Inc. 10,733 2,004,280
MetLife, Inc. 16,933 1,220,361
Progressive Corp. (The) 8,263 1,765,473
14,720,608
Interactive Media & Services — 4.8%
Alphabet, Inc., Class
a
A 29,543 9,210,326
Alphabet, Inc., Class
a
C 22,745 7,083,475
Meta Platforms, Inc., Class
a
A 10,622 6,884,968
23,178,769
IT Services — 0.8%
Accenture plc, Class
a
A 3,724 777,273
Akamai Technologies, Inc.* 8,142 801,091
Cognizant Technology Solutions
Corp., Class
a
A 15,862 1,021,989
GoDaddy, Inc., Class
a
A* 12,429 1,083,312
International Business
Machines Corp. 1,081 259,667
3,943,332
Life Sciences Tools & Services — 0.7%
Danaher Corp. 1,785 375,993
IQVIA Holdings, Inc.* 3,331 595,616
Mettler-Toledo International,
Inc.* 769 1,050,985
Revvity, Inc. 10,240 1,006,694
Thermo Fisher Scientific, Inc. 584 304,328
West Pharmaceutical Services,
Inc. 1,044 265,531
3,599,147
Machinery — 1.9%
Caterpillar, Inc. 863 641,062
Fortive Corp. 22,898 1,355,562
IDEX Corp. 996 208,632
Illinois Tool Works, Inc. 1,234 358,638
Otis Worldwide Corp. 12,828 1,187,360
Pentair plc 14,295 1,417,921
Snap-on, Inc. 2,791 1,075,149
Stanley Black & Decker, Inc. 15,960 1,380,380
Xylem, Inc. 11,290 1,462,732
9,087,436
Media — 0.4%
Fox Corp., Class
a
A 19,548 1,101,334
Fox Corp., Class
a
B 3,005 155,449
Omnicom Group, Inc. 8,495 724,538
1,981,321
Metals & Mining — 1.0%
Freeport-McMoRan, Inc. 21,053 1,433,288
Newmont Corp. 17,727 2,304,510
Nucor Corp. 2,197 388,605

LARGE CAP CORE PLUS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Steel Dynamics, Inc. 3,375 $ 651,814
4,778,217
Multi-Utilities — 1.3%
Ameren Corp. 14,627 1,656,946
Consolidated Edison, Inc. 14,841 1,669,909
DTE Energy Co. 11,225 1,663,994
WEC Energy Group, Inc. 11,284 1,319,777
6,310,626
Oil, Gas & Consumable Fuels — 2.8%
APA Corp. 46,198 1,403,033
Chevron Corp. 3,440 642,454
Coterra Energy, Inc. 49,623 1,517,968
Devon Energy Corp. 30,322 1,319,917
Diamondback Energy, Inc. 3,526 613,806
EQT Corp. 28,573 1,754,954
Expand Energy Corp. 14,896 1,607,576
Exxon Mobil Corp. 15,444 2,355,210
ONEOK, Inc. 20,225 1,674,023
Phillips 66 2,676 412,987
13,301,928
Passenger Airlines — 0.3%
Southwest Airlines Co. 26,295 1,295,292
United Airlines Holdings, Inc.* 1,780 189,214
1,484,506
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co. 10,666 665,239
Eli Lilly & Co. 4,476 4,708,707
Johnson & Johnson 8,231 2,044,827
Merck & Co., Inc. 16,707 2,068,661
Pfizer, Inc. 76,048 2,102,727
11,590,161
Professional Services — 1.3%
Automatic Data Processing, Inc. 7,622 1,633,852
Broadridge Financial Solutions,
Inc. 8,690 1,615,210
Leidos Holdings, Inc. 7,446 1,303,795
Paychex, Inc. 10,123 948,019
Paycom Software, Inc. 5,201 654,442
6,155,318
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class
a
A* 9,502 1,403,065
Residential REITs — 1.2%
AvalonBay Communities, Inc.,
REIT 6,777 1,201,088
Camden Property Trust, REIT 3,912 423,826
Equity Residential, REIT 19,989 1,263,505
Essex Property Trust, Inc., REIT 5,122 1,306,673
Invitation Homes, Inc., REIT 52,919 1,393,886
5,588,978
Retail REITs — 0.3%
Kimco Realty Corp., REIT 55,204 1,300,054
Investments
Shares Value
Common Stocks (a) (continued)
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.* 11,654 $ 2,333,247
Analog Devices, Inc. 2,541 904,062
Applied Materials, Inc. 525 195,458
Broadcom, Inc. 26,761 8,551,478
First Solar, Inc.* 2,121 418,261
Intel Corp.* 15,927 726,430
Lam Research Corp. 6,051 1,415,268
Microchip Technology, Inc. 4,503 336,104
Micron Technology, Inc. 9,889 4,077,927
NVIDIA Corp. 134,177 23,774,823
QUALCOMM, Inc. 11,618 1,653,938
Skyworks Solutions, Inc. 18,646 1,110,929
45,497,925
Software — 7.1%
Adobe, Inc.* 6,052 1,588,105
AppLovin Corp., Class
a
A* 3,071 1,335,179
Autodesk, Inc.* 4,845 1,191,240
Cadence Design Systems, Inc.* 643 193,800
Fair Isaac Corp.* 886 1,248,693
Gen Digital, Inc. 51,621 1,165,086
Intuit, Inc. 4,902 2,005,065
Microsoft Corp. 40,783 16,017,115
Oracle Corp. 10,648 1,548,219
Palantir Technologies, Inc.,
Class
a
A* 13,993 1,919,700
PTC, Inc.* 8,545 1,338,062
Salesforce, Inc. 8,625 1,680,064
ServiceNow, Inc.* 11,795 1,273,978
Trimble, Inc.* 2,508 167,710
Tyler Technologies, Inc.* 2,813 997,743
Workday, Inc., Class
a
A* 4,251 568,614
34,238,373
Specialized REITs — 1.3%
Digital Realty Trust, Inc., REIT 9,389 1,663,731
SBA Communications Corp.,
Class
a
A, REIT 7,290 1,466,456
VICI Properties, Inc., Class
a
A,
REIT 53,418 1,613,758
Weyerhaeuser Co., REIT 55,470 1,360,679
6,104,624
Specialty Retail — 0.8%
Best Buy Co., Inc. 10,113 626,703
Carvana Co., Class
a
A* 440 147,030
Home Depot, Inc. (The) 2,253 857,762
Lowe's Cos., Inc. 8,121 2,148,573
Williams-Sonoma, Inc. 954 196,190
3,976,258
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. 81,008 21,400,693
Dell Technologies, Inc., Class
a
C 12,719 1,883,430
HP, Inc. 32,305 613,472
NetApp, Inc. 10,986 1,087,944
Sandisk Corp.* 1,431 909,200

FEBRUARY 28, 2026 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Western Digital Corp. 7,253 $ 2,028,664
27,923,403
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.* 12,180 1,428,349
Ralph Lauren Corp., Class
a
A 2,607 945,298
2,373,647
Tobacco — 0.5%
Altria Group, Inc. 31,218 2,155,291
Philip Morris International, Inc. 1,646 307,522
2,462,813
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. 9,730 2,112,286
Total Common Stocks
(Cost $346,021,855)
446,428,697
Exchange Traded Funds — 5 .2%
ProShares GENIUS Money
Market ETF, 3.50%(c)(d)
(Cost $25,010,000) 250,000 25,027,500
Principal
Amount
Short-Term Investments — 2 .2%
Repurchase Agreements (e) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $10,816,246
(Cost $10,813,040) $ 10,813,040
10,813,040
Total Investments — 99.9%
(Cost $381,844,895) 482,269,237
Other assets less liabilities — 0.1% 531,105
Net Assets — 100.0% $ 482,800,342
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $48,371,506.
(b) Represents less than 0.05% of net assets.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 25,010,000 – – 17,500 25,027,500 250,000 –

LARGE CAP CORE PLUS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Swap Agreements
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
100,383,211,307 11/15/2027 Goldman Sachs International 3.89%
UBS 130/30 Large Cap Index
(short portion)
c
(5,686,468)
31,430,635,623 11/15/2027 Societe Generale 4.69%
UBS 130/30 Large Cap Index
(long portion)
d
2,443,112
66,129,941,073 11/15/2027 Societe Generale 3.64%
UBS 130/30 Large Cap Index
(short portion)
c
(5,092,403)
97,560,576,696 (2,649,291)
34,554,404,293 4/15/2027 UBS AG 4.04%
UBS 130/30 Large Cap Index
(short portion)
c
(2,925,364)
298,385,796,848 11/6/2026 UBS AG 4.44%
UBS 130/30 Large Cap Index
(long portion)
d
11,485,212
332,940,201,141 8,559,848
530,883,989,144 224,089
Total Unrealized
Appreciation
13,928,324
Total Unrealized
Depreciation
(13,704,235)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_
Short_February.pdf
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Investments
Shares Value
Common Stocks — 89 .0%
Broadline Retail — 56.1%
Alibaba Group Holding Ltd.,
ADR 4,839 $ 697,348
Amazon.com, Inc.* 6,782 1,424,220
Coupang, Inc.* 14,266 272,195
eBay, Inc. 5,669 515,086
Etsy, Inc.* 4,492 246,521
Global-e Online Ltd.* 2,261 79,067
JD.com, Inc., ADR 3,803 100,894
MercadoLibre, Inc.* 75 131,819
Ozon Holdings plc, ADR*‡ 3,471 —
PDD Holdings, Inc., ADR* 1,988 206,215
Sea Ltd., ADR* 1,114 120,813
3,794,178
Distributors — 4.6%
GigaCloud Technology, Inc.,
Class
a
A* 7,004 310,557
Personal Care Products — 0.4%
Oddity Tech Ltd., Class
a
A* 2,569 30,237
Specialty Retail — 22.9%
Bed Bath & Beyond, Inc.* 43,799 233,449
Buckle, Inc. (The) 4,526 242,367
Carvana Co., Class
a
A* 946 316,115
Chewy, Inc., Class
a
A* 9,744 267,180
Revolve Group, Inc., Class
a
A* 9,342 235,045
Wayfair, Inc., Class
a
A* 3,350 255,706
1,549,862
Textiles, Apparel & Luxury Goods — 5.0%
Figs, Inc., Class
a
A* 22,073 341,028
Total Common Stocks
(Cost $5,184,318)
6,025,862
Principal
Amount
Short-Term Investments — 8 .2%
Repurchase Agreements (a) — 8 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $552,462
(Cost $552,297) $ 552,297
552,297
Total Investments — 97.2%
(Cost $5,736,615) 6,578,159
Other assets less liabilities — 2.8% 186,574
Net Assets — 100.0% $ 6,764,733
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

LONG ONLINE/SHORT STORES ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Swap Agreements
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(637,424) 4/15/2027 BNP Paribas (4.44)% ProShares Online Retail Index (7,412)
622,346,526 4/15/2027 BNP Paribas 3.99%
Solactive-ProShares Bricks and
Mortar Retail Store Index (453,605)
621,709,102 (461,017)
18,291 11/6/2026 Goldman Sachs International 4.39% ProShares Online Retail Index 2,286
1,167,957 11/6/2026 Goldman Sachs International 3.39%
Solactive-ProShares Bricks and
Mortar Retail Store Index (14,072)
1,186,248 (11,786)
53,791,334 11/6/2026 Societe Generale 3.39% ProShares Online Retail Index 261,123
70,033,610 3/8/2027 Societe Generale 3.39%
Solactive-ProShares Bricks and
Mortar Retail Store Index (261,319)
123,824,944 (196)
(278,884) 11/15/2027 UBS AG (4.44)% ProShares Online Retail Index (8,715)
746,441,410 (481,714)
Total Unrealized
Appreciation
263,409
Total Unrealized
Depreciation
(745,123)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Shares Value
Common Stocks — 97 .1%
Banks — 4.7%
Stellar Bancorp, Inc. 10,033 $ 377,843
Webster Financial Corp. 5,028 362,669
740,512
Biotechnology — 11.7%
Amicus Therapeutics, Inc.* 25,379 364,696
Arcellx, Inc.* 3,200 364,128
Avidity Biosciences, Inc.* 4,986 358,992
Exact Sciences Corp.* 3,557 367,723
RAPT Therapeutics, Inc.* 6,329 366,955
Verve Therapeutics, Inc.*‡ 26,450 16,664
1,839,158
Capital Markets — 9.6%
Allfunds Group plc 37,567 373,979
DigitalBridge Group, Inc. 23,794 367,617
Janus Henderson Group plc 7,591 395,491
Schroders plc 45,300 357,744
1,494,831
Chemicals — 2.7%
Axalta Coating Systems Ltd.* 12,795 427,481
Construction & Engineering — 2.3%
Great Lakes Dredge & Dock
Corp.* 21,500 364,425
Diversified Telecommunication Services — 2.3%
IHS Holding Ltd.* 44,900 359,200
Electric Utilities — 2.2%
TXNM Energy, Inc. 5,806 342,670
Energy Equipment & Services — 2.7%
Valaris Ltd.* 4,346 416,564
Entertainment — 2.2%
Electronic Arts, Inc. 1,698 340,568
Food Products — 2.2%
JDE Peet's NV 9,294 348,123
Ground Transportation — 2.4%
Norfolk Southern Corp. 1,201 378,003
Health Care Equipment & Supplies — 6.9%
Hologic, Inc.* 4,763 358,939
Masimo Corp.* 2,085 365,605
Penumbra, Inc.* 1,038 357,477
1,082,021
Household Durables — 2.3%
Tri Pointe Homes, Inc.* 7,850 363,455
Machinery — 2.2%
Chart Industries, Inc.* 1,683 348,886
Investments
Shares Value
Common Stocks (continued)
Metals & Mining — 9.7%
Allied Gold Corp.* 11,492 $ 363,788
New Gold, Inc.* 48,623 653,036
Teck Resources Ltd., Class
a
B 8,668 509,067
1,525,891
Multi-Utilities — 2.6%
Northwestern Energy Group,
Inc. 5,802 405,908
Passenger Airlines — 2.6%
Sun Country Airlines Holdings,
Inc.* 20,879 410,899
Personal Care Products — 2.7%
Kenvue, Inc. 22,267 425,745
Pharmaceuticals — 2.4%
Atrium Therapeutics, Inc.* 499 7,355
Ventyx Biosciences, Inc.* 26,256 366,796
374,151
Real Estate Management & Development — 2.3%
Kennedy-Wilson Holdings, Inc. 33,500 364,480
Residential REITs — 2.3%
Veris Residential, Inc., REIT 19,300 363,805
Semiconductors & Semiconductor Equipment — 4.5%
Silicon Laboratories, Inc.* 1,786 365,290
SkyWater Technology, Inc.* 11,260 331,720
697,010
Software — 7.0%
Confluent, Inc., Class
a
A* 12,030 368,960
Onestream, Inc., Class
a
A* 15,422 363,805
SEMrush Holdings, Inc.,
Class
a
A* 30,541 360,995
1,093,760
Trading Companies & Distributors — 2.2%
Air Lease Corp., Class
a
A 5,282 342,485
Transportation Infrastructure — 2.4%
Qube Holdings Ltd. 103,500 369,015
Total Common Stocks
(Cost $14,298,182)
15,219,046

MERGER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Principal
Amount Value
Short-Term Investments — 2 .0%
Repurchase Agreements (a) — 2 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $307,339
(Cost $307,248) $ 307,248
$ 307,248
Total Investments — 99.1%
(Cost $14,605,430) 15,526,294
Other assets less liabilities — 0.9% 141,562
Net Assets — 100.0% $ 15,667,856
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of February 28, 2026:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
A
AAA
U.S. Dollar vs. Euro Goldman Sachs International 04/14/26 2,000 $ (2,357) $ 2,369 $ 12
U.S. Dollar vs. British Pound Goldman Sachs International 04/14/26 1,000 (1,348) 1,348 –
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 04/14/26 (595,000) 440,525 (437,008) 3,517
U.S. Dollar vs. Euro Goldman Sachs International 04/14/26 (351,000) 418,281 (415,654) 2,627
U.S. Dollar vs. British Pound Goldman Sachs International 04/14/26 (265,000) 357,977 (357,176) 801
Total Unrealized Appreciation $ 6,957
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 04/14/26 573,000 $ (421,583) $ 420,849 $ (734)
U.S. Dollar vs. Euro Goldman Sachs International 04/14/26 2,000 (2,398) 2,368 (30)
U.S. Dollar vs. British Pound Goldman Sachs International 04/14/26 227,000 (313,066) 305,959 (7,107)
U.S. Dollar vs. Australian Dollar Goldman Sachs International 04/14/26 (524,000) 369,788 (372,832) (3,044)
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 04/14/26 (2,001,000) 1,449,889 (1,469,668) (19,779)
U.S. Dollar vs. Euro Goldman Sachs International 04/14/26 (254,000) 296,965 (300,786) (3,821)
U.S. Dollar vs. British Pound Goldman Sachs International 04/14/26 (228,000) 305,903 (307,306) (1,403)
Total Unrealized Depreciation $ (35,918)
Total Net Unrealized Depreciation $ (28,961)

FEBRUARY 28, 2026 (Unaudited) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Swap Agreements
Merger ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(8,744) 11/6/2026 Citibank NA (2.94)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
(1,324)
10,013 11/6/2026 Citibank NA 4.29%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
555
1,269 (769)
(6,328,031) 11/6/2026 Societe Generale (2.64)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
(330,085)
4,355,764 11/6/2026 Societe Generale 4.64%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
192,181
(1,972,267) (137,904)
(1,970,998) (138,673)
Total Unrealized
Appreciation
192,736
Total Unrealized
Depreciation
(331,409)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_
Acquirers_February.pdf.
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 75 .9%
Canada 9 .7%
United Kingdom 7 .0%
Australia 2 .3%
Netherlands 2 .2%
Other
a
2 .9%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

METAVERSE ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Investments
Shares Value
Common Stocks — 99 .8%
Broadline Retail — 4.6%
Amazon.com, Inc.* 1,099 $ 230,790
Communications Equipment — 4.5%
Nokia OYJ, ADR 16,437 126,894
Telefonaktiebolaget LM
Ericsson, ADR(a) 8,770 101,732
228,626
Electronic Equipment, Instruments & Components — 6.5%
Coherent Corp.* 504 130,501
MicroVision, Inc.* 6,008 4,693
Vuzix Corp.* 66,631 192,563
327,757
Entertainment — 7.0%
Electronic Arts, Inc. 644 129,167
ROBLOX Corp., Class
a
A* 2,080 142,813
Take-Two Interactive Software,
Inc.* 394 83,323
355,303
Interactive Media & Services — 11.4%
Alphabet, Inc., Class
a
A 717 223,532
Meta Platforms, Inc., Class
a
A 350 226,863
Pinterest, Inc., Class
a
A* 950 16,273
Snap, Inc., Class
a
A* 20,701 107,852
574,520
IT Services — 1.1%
Globant SA* 859 42,744
Kingsoft Cloud Holdings Ltd.,
ADR* 951 12,819
55,563
Media — 2.1%
Stagwell, Inc., Class
a
A* 22,524 108,566
Real Estate Management & Development — 2.3%
eXp World Holdings, Inc. 17,068 118,964
Semiconductors & Semiconductor Equipment — 43.4%
Aeluma, Inc.(a) 12,904 199,625
Ambarella, Inc.* 1,578 95,217
Amkor Technology, Inc. 1,422 68,000
ARM Holdings plc, ADR(a) 874 111,391
Blaize Holdings, Inc.* 65,426 77,203
CEVA, Inc.* 4,459 93,015
Cirrus Logic, Inc.* 303 42,759
Himax Technologies, Inc., ADR 29,275 213,122
Kopin Corp.(a) 96,033 212,233
Micron Technology, Inc. 578 238,350
NVIDIA Corp. 1,249 221,310
Qorvo, Inc.* 2,340 193,986
QUALCOMM, Inc. 1,483 211,120
Skyworks Solutions, Inc. 654 38,965
Synaptics, Inc.* 270 21,994
Investments
Shares Value
Common Stocks (continued)
Universal Display Corp. 1,491 $ 159,075
2,197,365
Software — 9.8%
Autodesk, Inc.* 488 119,985
Figma, Inc., Class
a
A* 3,154 92,696
Microsoft Corp. 447 175,555
PTC, Inc.* 173 27,090
Unity Software, Inc.* 4,389 80,011
495,337
Specialty Retail — 2.8%
Williams-Sonoma, Inc. 678 139,431
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc. 833 220,062
Total Common Stocks
(Cost $4,569,851)
5,052,284
Securities Lending Reinvestments (b) — 6 .4%
Investment Companies — 6 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $321,772) 321,772 321,772
Total Investments — 106.2%
(Cost $4,891,623) 5,374,056
Liabilities in excess of other assets — (6.2%) (315,300)
Net Assets — 100.0% $ 5,058,756
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $405,036, collateralized in the form of cash with a value of $321,772 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $120,391 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.75%, and maturity dates ranging from April
30, 2026 – August 15, 2054. The total value of collateral is
$442,163.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $321,772.
(c) Rate shown is the 7-day yield as of February 28, 2026.
Abbreviations
ADR American Depositary Receipt
OYJ Public Limited Company

FEBRUARY 28, 2026 (Unaudited) :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Metaverse ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 90 .9%
Taiwan 4 .2%
Finland 2 .5%
Sweden 2 .0%
China 0 .2%
Other
a
0 .2%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

MSCI EAFE DIVIDEND GROWERS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks — 99 .1%
Aerospace & Defense — 1.3%
BAE Systems plc 29,306 $ 832,137
Biotechnology — 1.2%
CSL Ltd. 7,522 786,715
Broadline Retail — 1.3%
Pan Pacific International
Holdings Corp. 129,599 863,302
Building Products — 1.3%
Geberit AG (Registered) 970 817,320
Capital Markets — 3.9%
Deutsche Boerse AG 3,146 863,246
London Stock Exchange Group
plc 7,853 935,436
Partners Group Holding AG(a) 659 734,707
2,533,389
Chemicals — 6.5%
Air Liquide SA 3,993 840,319
Givaudan SA (Registered) 204 820,191
Nippon Sanso Holdings Corp.
(a) 22,606 867,752
Sika AG (Registered) 4,036 837,061
Symrise AG, Class
a
A 9,103 833,823
4,199,146
Construction & Engineering — 1.3%
ACS Actividades de
Construccion y Servicios SA 6,678 864,165
Construction Materials — 1.3%
Buzzi SpA 14,402 832,878
Diversified Telecommunication Services — 5.0%
Elisa OYJ 15,898 815,402
HKT Trust & HKT Ltd. 516,487 814,795
NTT, Inc. 806,630 792,035
Telenor ASA 43,691 809,671
3,231,903
Electric Utilities — 5.2%
CK Infrastructure Holdings Ltd. 96,543 820,143
Elia Group SA/NV 5,150 819,666
Enel SpA 73,682 886,841
Iberdrola SA 33,837 801,024
3,327,674
Electrical Equipment — 1.3%
Schneider Electric SE 2,673 873,268
Electronic Equipment, Instruments & Components — 2.8%
Halma plc 15,231 856,771
Murata Manufacturing Co. Ltd. 35,194 926,033
1,782,804
Investments
Shares Value
Common Stocks (continued)
Financial Services — 2.6%
Sofina SA 2,800 $ 832,441
Washington H Soul Pattinson &
Co. Ltd. 30,570 833,303
1,665,744
Food Products — 5.2%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 50 823,093
Kerry Group plc, Class
a
A 9,255 822,832
Lotus Bakeries NV(a) 67 832,205
Nestle SA (Registered) 7,863 858,637
3,336,767
Gas Utilities — 1.3%
APA Group 124,859 818,623
Health Care Equipment & Supplies — 4.0%
Coloplast A/S, Class
a
B 10,478 808,038
Fisher & Paykel Healthcare
Corp. Ltd. 37,416 918,265
Terumo Corp. 63,445 857,447
2,583,750
Health Care Providers & Services — 1.4%
Sonic Healthcare Ltd. 53,195 903,381
Health Care Technology — 1.3%
Pro Medicus Ltd. 9,050 838,433
Household Durables — 1.3%
Sony Group Corp. 35,416 826,392
Household Products — 1.2%
Unicharm Corp. 114,347 783,309
Industrial Conglomerates — 3.8%
Hikari Tsushin, Inc. 2,962 838,751
Lifco AB, Class
a
B 23,075 822,993
Sekisui Chemical Co. Ltd.(a) 41,799 816,302
2,478,046
Industrial REITs — 1.3%
Segro plc, REIT 74,513 842,706
Insurance — 5.1%
AIA Group Ltd. 76,203 845,601
Legal & General Group plc 215,986 787,808
Swiss Life Holding AG
(Registered) 724 829,769
Tokio Marine Holdings, Inc. 19,766 826,342
3,289,520
Interactive Media & Services — 1.3%
CAR Group Ltd. 44,512 841,254

FEBRUARY 28, 2026 (Unaudited) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 3.9%
Obic Co. Ltd.(a) 32,295 $ 868,785
Otsuka Corp. 40,947 825,890
TIS, Inc.(a) 38,604 797,177
2,491,852
Machinery — 1.3%
Spirax Group plc 7,653 813,351
Metals & Mining — 1.3%
Northern Star Resources Ltd. 40,381 871,383
Personal Care Products — 1.2%
Kao Corp. 18,814 804,257
Pharmaceuticals — 10.9%
Astellas Pharma, Inc. 50,936 848,743
Financiere de Tubize SA 2,775 742,114
Novartis AG (Registered) 4,840 821,299
Novo Nordisk A/S, Class
a
B 16,388 616,104
Recordati Industria Chimica e
Farmaceutica SpA 14,360 820,954
Roche Holding AG 1,683 803,148
Sanofi SA 8,701 844,463
Shionogi & Co. Ltd. 35,518 833,550
UCB SA 2,398 714,341
7,044,716
Professional Services — 4.1%
Computershare Ltd. 37,266 823,021
RELX plc 26,724 928,407
Wolters Kluwer NV 10,940 879,638
2,631,066
Real Estate Management & Development — 2.6%
Hulic Co. Ltd. 62,577 829,283
Sumitomo Realty &
Development Co. Ltd. 25,505 863,862
1,693,145
Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV 567 825,708
Lasertec Corp. 4,033 869,501
1,695,209
Software — 3.8%
Nemetschek SE 10,347 828,292
Sage Group plc (The) 74,531 823,470
SAP SE 4,007 808,823
2,460,585
Technology Hardware, Storage & Peripherals — 2.6%
FUJIFILM Holdings Corp. 40,031 831,773
Logitech International SA
(Registered) 8,997 828,746
1,660,519
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 1.3%
Bunzl plc 28,048 $ 827,338
Water Utilities — 1.3%
United Utilities Group plc 43,545 815,519
Total Common Stocks
(Cost $55,079,303)
63,961,566
Securities Lending Reinvestments (b) — 4 .9%
Investment Companies — 4 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $3,158,242) 3,158,242 3,158,242
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (d) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $192,900
(Cost $192,841) $ 192,841
192,841
Total Investments — 104.3%
(Cost $58,430,386) 67,312,649
Liabilities in excess of other assets — (4.3%) (2,763,245)
Net Assets — 100.0% $ 64,549,404
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $3,034,158, collateralized in the form of cash with a value of $3,158,242 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $26,185 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from May
15, 2026 – February 15, 2035. The total value of collateral is
$3,184,427.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $3,158,242.
(c) Rate shown is the 7-day yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust

MSCI EAFE DIVIDEND GROWERS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
Japan 26 .0%
United Kingdom 13 .1%
Switzerland 12 .7%
Australia 10 .4%
Belgium 6 .1%
Germany 5 .2%
France 4 .0%
Italy 3 .9%
Hong Kong 3 .8%
Netherlands 2 .6%
Spain 2 .6%
Denmark 2 .2%
New Zealand 1 .4%
Sweden 1 .3%
Ireland 1 .3%
Finland 1 .3%
Norway 1 .2%
Other
a
0 .9%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2026 (Unaudited) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks — 100 .9%
Automobile Components — 2.2%
Hankook Tire & Technology Co.
Ltd. 3,208 $ 162,574
Banks — 16.9%
Bank of China Ltd., Class
a
A 207,800 160,040
Bank of Communications Co.
Ltd., Class
a
A 165,900 158,502
China Construction Bank Corp.,
Class
a
A 126,800 158,877
China Merchants Bank Co. Ltd.,
Class
a
A 28,500 161,088
Haci Omer Sabanci Holding A/S 63,641 146,015
Huaxia Bank Co. Ltd., Class
a
A 163,900 159,939
Industrial & Commercial Bank
of China Ltd., Class
a
A 155,200 156,656
Postal Savings Bank of China
Co. Ltd., Class
a
H(a) 244,838 154,287
1,255,404
Beverages — 14.0%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 11,900 105,578
Coca-Cola Femsa SAB de CV 14,226 158,136
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 34,100 155,436
Kweichow Moutai Co. Ltd.,
Class
a
A 700 148,565
Luzhou Laojiao Co. Ltd.,
Class
a
A 9,500 153,121
Tsingtao Brewery Co. Ltd.,
Class
a
H 24,294 164,581
Wuliangye Yibin Co. Ltd.,
Class
a
A 10,400 157,842
1,043,259
Capital Markets — 4.3%
HDFC Asset Management Co.
Ltd.(a) 5,069 150,360
Reinet Investments SCA 4,718 166,736
317,096
Chemicals — 2.1%
Pidilite Industries Ltd. 9,707 159,194
Communications Equipment — 4.8%
Suzhou TFC Optical
Communication Co. Ltd.,
Class
a
A 3,500 188,230
Yealink Network Technology
Corp. Ltd., Class
a
A 30,500 167,188
355,418
Construction & Engineering — 2.2%
China State Construction
Engineering Corp. Ltd.,
Class
a
A 220,600 162,175
Investments
Shares Value
Common Stocks (continued)
Consumer Finance — 2.2%
Sundaram Finance Ltd. 2,775 $ 168,053
Consumer Staples Distribution & Retail — 2.1%
Shoprite Holdings Ltd. 9,488 157,612
Diversified Telecommunication Services — 2.2%
China Tower Corp. Ltd.,
Class
a
H(a) 113,429 161,660
Electric Utilities — 2.0%
Interconexion Electrica SA ESP 19,968 146,354
Electrical Equipment — 2.0%
WEG SA 15,500 150,268
Electronic Equipment, Instruments & Components — 2.3%
Lotes Co. Ltd. 3,057 173,855
Food Products — 2.0%
China Mengniu Dairy Co. Ltd. 73,813 152,657
Gas Utilities — 2.1%
ENN Energy Holdings Ltd. 17,924 157,626
Ground Transportation — 2.2%
Localiza Rent a Car SA 16,253 160,929
Health Care Providers & Services — 1.8%
Mouwasat Medical Services
Co. 7,907 134,176
Household Durables — 2.1%
Midea Group Co. Ltd., Class
a
A 14,000 160,590
Independent Power and Renewable Electricity Producers — 4.3%
Gulf Development PCL, NVDR* 81,616 162,786
NHPC Ltd. 189,244 156,697
319,483
Interactive Media & Services — 2.1%
Tencent Holdings Ltd. 2,347 155,399
IT Services — 7.6%
Infosys Ltd., ADR 10,148 146,537
LTIMindtree Ltd.(a) 2,811 137,868
Mphasis Ltd. 5,889 148,655
Persistent Systems Ltd. 2,579 134,171
567,231
Metals & Mining — 0.0%
Polyus PJSC, GDR*‡(a) 3,949 —
Oil, Gas & Consumable Fuels — 0.0%
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 —

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 6.5%
Sun Pharmaceutical Industries
Ltd. 8,454 $ 161,411
Yuhan Corp. 2,126 162,868
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 6,600 157,152
481,431
Semiconductors & Semiconductor Equipment — 4.4%
Alchip Technologies Ltd. 1,488 166,387
NAURA Technology Group Co.
Ltd., Class
a
A 2,305 158,654
325,041
Technology Hardware, Storage & Peripherals — 2.2%
Wistron Corp. 38,246 166,655
Tobacco — 2.1%
ITC Ltd. 44,606 153,759
Wireless Telecommunication Services — 2.2%
China United Network
Communications Ltd.,
Class
a
A 229,800 164,916
Total Common Stocks
(Cost $7,250,465)
7,512,815
Principal
Amount
Short-Term Investments — 3 .1%
Repurchase Agreements (b) — 3 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $230,214
(Cost $230,146) $ 230,146
230,146
Total Investments — 104.0%
(Cost $7,480,611) 7,742,961
Liabilities in excess of other assets — (4.0%) (297,945)
Net Assets — 100.0% $ 7,445,016
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PJSC Public Joint Stock Company
SCA Limited partnership with share capital

FEBRUARY 28, 2026 (Unaudited) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
China 50 .8%
India 18 .4%
Taiwan 6 .8%
South Korea 4 .4%
South Africa 4 .3%
Brazil 4 .2%
Thailand 2 .2%
Mexico 2 .1%
Israel 2 .0%
Colombia 2 .0%
Turkey 1 .9%
Saudi Arabia 1 .8%
Russia 0.0% *
Other
a
( 0 .9 ) %
100 .0%
*
Amount represents less than 0.05%.
a
Includes any non-equity securities and net other assets (liabilities).

MSCI EUROPE DIVIDEND GROWERS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Shares Value
Common Stocks — 98 .8%
Aerospace & Defense — 2.2%
BAE Systems plc 6,729 $ 191,069
Building Products — 2.2%
Geberit AG (Registered) 223 187,899
Capital Markets — 6.8%
Deutsche Boerse AG 722 198,113
London Stock Exchange Group
plc 1,803 214,770
Partners Group Holding AG 151 168,347
581,230
Chemicals — 8.9%
Air Liquide SA 917 192,981
Givaudan SA (Registered) 47 188,965
Sika AG (Registered) 927 192,259
Symrise AG, Class
a
A 2,090 191,441
765,646
Construction & Engineering — 2.3%
ACS Actividades de
Construccion y Servicios SA 1,533 198,377
Construction Materials — 2.2%
Buzzi SpA 3,307 191,246
Diversified Telecommunication Services — 4.3%
Elisa OYJ 3,650 187,207
Telenor ASA 10,032 185,911
373,118
Electric Utilities — 6.7%
Elia Group SA/NV 1,183 188,284
Enel SpA 16,919 203,638
Iberdrola SA(a) 7,770 183,940
575,862
Electrical Equipment — 2.3%
Schneider Electric SE 614 200,594
Electronic Equipment, Instruments & Components — 2.3%
Halma plc 3,497 196,713
Financial Services — 2.2%
Sofina SA 643 191,164
Food Products — 8.8%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 11 181,080
Kerry Group plc, Class
a
A 2,125 188,927
Lotus Bakeries NV(a) 15 186,314
Nestle SA (Registered) 1,806 197,215
753,536
Health Care Equipment & Supplies — 2.2%
Coloplast A/S, Class
a
B 2,406 185,545
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 2.2%
Lifco AB, Class
a
B 5,298 $ 188,958
Industrial REITs — 2.2%
Segro plc, REIT 17,110 193,506
Insurance — 4.3%
Legal & General Group plc 49,595 180,897
Swiss Life Holding AG
(Registered) 166 190,251
371,148
Machinery — 2.2%
Spirax Group plc 1,757 186,732
Pharmaceuticals — 14.3%
Financiere de Tubize SA 637 170,352
Novartis AG (Registered) 1,111 188,525
Novo Nordisk A/S, Class
a
B 3,763 141,469
Recordati Industria Chimica e
Farmaceutica SpA 3,297 188,488
Roche Holding AG 386 184,204
Sanofi SA 1,998 193,913
UCB SA 551 164,138
1,231,089
Professional Services — 4.8%
RELX plc 6,136 213,168
Wolters Kluwer NV 2,512 201,979
415,147
Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV 130 189,316
Software — 6.6%
Nemetschek SE 2,376 190,202
Sage Group plc (The) 17,114 189,088
SAP SE 920 185,704
564,994
Technology Hardware, Storage & Peripherals — 2.2%
Logitech International SA
(Registered) 2,066 190,307
Trading Companies & Distributors — 2.2%
Bunzl plc 6,440 189,962
Water Utilities — 2.2%
United Utilities Group plc 9,999 187,263
Total Common Stocks
(Cost $7,583,170)
8,500,421

FEBRUARY 28, 2026 (Unaudited) :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $1,019) 1,019 $ 1,019
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $24,127
(Cost $24,120) $ 24,120
24,120
Total Investments — 99.1%
(Cost $7,608,309) 8,525,560
Other assets less liabilities — 0.9% 73,443
Net Assets — 100.0% $ 8,599,003
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $112,760, collateralized in the form of cash with a value of $1,019 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $117,836 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from May
15, 2026 – February 15, 2035. The total value of collateral is
$118,855.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $1,019.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United Kingdom 22 .6%
Switzerland 21 .7%
Belgium 10 .5%
Germany 8 .9%
France 6 .8%
Italy 6 .8%
Netherlands 4 .5%
Spain 4 .4%
Denmark 3 .8%
Sweden 2 .2%
Ireland 2 .2%
Finland 2 .2%
Norway 2 .2%
Other
a
1 .2%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

MSCI TRANSFORMATIONAL CHANGES ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks — 99 .5%
Aerospace & Defense — 0.4%
AeroVironment, Inc.* 51 $ 12,865
Kratos Defense & Security
Solutions, Inc.* 214 18,442
31,307
Biotechnology — 2.6%
AbbVie, Inc. 659 152,941
CRISPR Therapeutics AG(a) 395 23,755
Madrigal Pharmaceuticals, Inc.* 39 16,848
193,544
Broadline Retail — 7.3%
Alibaba Group Holding Ltd. 7,617 139,130
Amazon.com, Inc.* 629 132,090
eBay, Inc. 403 36,617
Naspers Ltd., Class
a
N 2,125 118,139
Sea Ltd., ADR* 1,072 116,258
542,234
Capital Markets — 0.4%
Coinbase Global, Inc., Class
a
A* 54 9,496
FactSet Research Systems, Inc. 60 13,009
Robinhood Markets, Inc.,
Class
a
A* 123 9,329
31,834
Chemicals — 11.6%
Corteva, Inc. 2,312 185,238
International Flavors &
Fragrances, Inc. 2,350 193,241
Nutrien Ltd. 2,554 192,086
Sensient Technologies Corp. 676 68,634
Symrise AG, Class
a
A 1,803 165,278
UPL Ltd. 8,091 56,687
861,164
Communications Equipment — 0.9%
Arista Networks, Inc.* 135 18,023
Cisco Systems, Inc. 411 32,658
F5, Inc.* 68 18,452
69,133
Consumer Staples Distribution & Retail — 1.0%
Sprouts Farmers Market, Inc.* 950 70,177
Diversified Telecommunication Services — 0.2%
Globalstar, Inc.* 255 15,879
Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp. 430 23,392
Entertainment — 7.3%
China Ruyi Holdings Ltd.(a) 113,534 29,460
Electronic Arts, Inc. 741 148,622
International Games System
Co. Ltd. 1,475 32,845
Netflix, Inc.* 1,328 127,807
Investments
Shares Value
Common Stocks (continued)
Nintendo Co. Ltd. 1,712 $ 98,610
Square Enix Holdings Co. Ltd. 1,778 29,312
Take-Two Interactive Software,
Inc.* 147 31,087
Warner Bros Discovery, Inc.* 1,594 44,903
542,646
Financial Services — 1.8%
Mastercard, Inc., Class
a
A 108 55,859
PayPal Holdings, Inc. 244 11,275
Visa, Inc., Class
a
A 215 68,830
135,964
Food Products — 4.2%
Kerry Group plc, Class
a
A 1,647 146,541
McCormick & Co., Inc.
(Non-Voting) 2,333 165,736
312,277
Health Care Equipment & Supplies — 12.3%
Abbott Laboratories 1,193 138,806
Becton Dickinson & Co. 800 141,184
Boston Scientific Corp.* 1,476 113,431
Edwards Lifesciences Corp.* 1,796 155,300
Globus Medical, Inc., Class
a
A* 244 23,292
ICU Medical, Inc.* 148 22,286
Intuitive Surgical, Inc.* 268 134,941
IRhythm Holdings, Inc.* 115 15,381
ResMed, Inc. 475 121,723
Teleflex, Inc. 185 22,581
TransMedics Group, Inc.* 173 25,130
914,055
Health Care Providers & Services — 1.7%
Guardant Health, Inc.* 211 19,813
Henry Schein, Inc.* 283 23,317
Hims & Hers Health, Inc.(a) 529 7,681
Quest Diagnostics, Inc. 364 77,135
127,946
Hotels, Restaurants & Leisure — 3.8%
Delivery Hero SE*(b) 3,633 84,374
DoorDash, Inc., Class
a
A* 782 138,000
DraftKings, Inc., Class
a
A* 1,122 26,748
Tongcheng Travel Holdings Ltd.
(b) 11,904 31,436
280,558
Interactive Media & Services — 7.8%
Alphabet, Inc., Class
a
A 536 167,103
Kuaishou Technology(b) 3,942 31,669
Meta Platforms, Inc., Class
a
A 252 163,341
Pinterest, Inc., Class
a
A* 1,294 22,166
REA Group Ltd.(a) 265 31,379
SEEK Ltd. 2,090 24,631
Snap, Inc., Class
a
A* 3,890 20,267
Tencent Holdings Ltd. 1,818 120,373
580,929

FEBRUARY 28, 2026 (Unaudited) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 1.8%
Akamai Technologies, Inc.* 182 $ 17,907
Applied Digital Corp.* 621 16,935
Cloudflare, Inc., Class
a
A* 73 12,570
CoreWeave, Inc., Class
a
A* 192 15,276
DigitalOcean Holdings, Inc.(a) 339 19,004
GDS Holdings Ltd., Class
a
A* 3,995 21,355
International Business
Machines Corp. 116 27,864
130,911
Life Sciences Tools & Services — 4.4%
Danaher Corp. 701 147,659
Illumina, Inc.* 500 67,230
Medpace Holdings, Inc.* 35 15,812
QIAGEN NV 440 21,815
Revvity, Inc. 219 21,530
Tempus AI, Inc., Class
a
A* 290 15,442
Waters Corp.* 108 34,493
323,981
Machinery — 7.1%
AGCO Corp. 1,189 162,298
CNH Industrial NV 11,586 142,508
Deere & Co. 320 201,507
SMC Corp. 47 22,699
529,012
Pharmaceuticals — 4.9%
Eli Lilly & Co. 151 158,850
Roche Holding AG 422 201,436
360,286
Professional Services — 0.2%
Paylocity Holding Corp.* 111 11,820
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.* 163 32,634
Ambarella, Inc.* 172 10,379
Broadcom, Inc. 433 138,365
MediaTek, Inc. 409 25,488
Micron Technology, Inc. 82 33,814
NVIDIA Corp. 793 140,512
QUALCOMM, Inc. 116 16,514
Rigetti Computing, Inc.* 580 10,104
Semtech Corp.* 229 20,660
Silicon Laboratories, Inc.* 129 26,384
454,854
Software — 8.8%
Cadence Design Systems, Inc.* 487 146,782
Check Point Software
Technologies Ltd.* 81 12,318
Cipher Digital, Inc.* 944 14,726
Cleanspark, Inc.(a) 1,231 12,248
Commvault Systems, Inc.* 129 10,975
Core Scientific, Inc.* 998 16,936
Investments
Shares Value
Common Stocks (continued)
Crowdstrike Holdings, Inc.,
Class
a
A* 30 $ 11,159
Dropbox, Inc., Class
a
A* 532 13,295
D-Wave Quantum, Inc.(a) 622 11,681
Gen Digital, Inc. 608 13,723
Hut 8 Corp.* 393 20,919
JFrog Ltd.* 266 10,680
Klaviyo, Inc., Class
a
A* 1,206 20,996
MARA Holdings, Inc.(a) 1,139 10,183
Microsoft Corp. 301 118,215
Nebius Group NV, Class
a
A(a) 174 15,867
Oracle Corp. 207 30,098
Palantir Technologies, Inc.,
Class
a
A* 178 24,420
Palo Alto Networks, Inc.* 158 23,529
Procore Technologies, Inc.* 210 11,558
Rubrik, Inc., Class
a
A* 222 11,535
SAP SE 115 23,231
SoundHound AI, Inc., Class
a
A(a) 1,239 10,655
Strategy, Inc., Class
a
A* 73 9,454
Terawulf, Inc.(a) 1,298 21,054
Trend Micro, Inc. 327 10,889
Varonis Systems, Inc., Class
a
B* 462 10,672
Workday, Inc., Class
a
A* 73 9,765
657,563
Specialized REITs — 0.2%
Keppel DC REIT, REIT 8,897 16,248
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc. 562 148,469
IonQ, Inc.(a) 324 12,432
NetApp, Inc. 147 14,557
175,458
Total Common Stocks
(Cost $5,885,582)
7,393,172
Securities Lending Reinvestments (c) — 1 .1%
Investment Companies — 1 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $81,464) 81,464 81,464
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $18,101
(Cost $18,095) $ 18,095
18,095
Total Investments — 100.8%
(Cost $5,985,141) 7,492,731
Liabilities in excess of other assets — (0.8%) (56,163)
Net Assets — 100.0% $ 7,436,568

MSCI TRANSFORMATIONAL CHANGES ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $196,281, collateralized in the form of cash with a value of $81,464 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $132,459 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.75%, and maturity dates ranging from March
19, 2026 – August 15, 2054. The total value of collateral is
$213,923.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $81,464.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 75 .1%
China 5 .0%
Germany 4 .0%
Switzerland 2 .7%
Canada 2 .6%
Japan 2 .2%
Ireland 2 .0%
Singapore 1 .8%
South Africa 1 .6%
Taiwan 0 .8%
India 0 .8%
Australia 0 .7%
Israel 0 .2%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2026 (Unaudited) :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Investments
Shares Value
Common Stocks — 99 .8%
Biotechnology — 4.8%
Nanobiotix SA* 5,067 $ 154,469
Novavax, Inc.(a) 17,168 174,083
328,552
Chemicals — 8.4%
Cabot Corp. 3,482 265,119
LG Chem Ltd. 848 246,118
Toyo Gosei Co. Ltd. 867 64,068
575,305
Construction & Engineering — 5.4%
JGC Holdings Corp. 23,202 368,017
Electronic Equipment, Instruments & Components — 10.1%
Jeol Ltd. 5,484 241,884
nLight, Inc.* 5,274 296,346
Park Systems Corp. 744 149,214
687,444
Health Care Providers & Services — 1.4%
OPKO Health, Inc.* 81,144 97,373
Life Sciences Tools & Services — 3.8%
Alpha Teknova, Inc.* 5,656 14,592
Bruker Corp. 6,034 242,024
256,616
Semiconductors & Semiconductor Equipment — 62.2%
ACM Research, Inc., Class
a
A* 5,667 315,539
Applied Materials, Inc. 1,008 375,278
ASML Holding NV 222 323,540
Axcelis Technologies, Inc.* 2,953 243,947
Broadcom, Inc. 636 203,234
Entegris, Inc. 2,566 339,867
Lam Research Corp. 1,492 348,964
NVE Corp. 511 35,177
NVIDIA Corp. 1,160 205,540
Onto Innovation, Inc.* 1,741 375,865
SCREEN Holdings Co. Ltd. 2,482 364,357
SkyWater Technology, Inc.* 5,092 150,010
SUSS MicroTec SE 2,020 131,992
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 768 287,677
Ultra Clean Holdings, Inc.* 4,797 291,082
Veeco Instruments, Inc.* 6,359 194,331
Wonik QnC Corp.* 2,798 60,589
4,246,989
Technology Hardware, Storage & Peripherals — 3.7%
Canon, Inc.(a) 8,182 249,497
Total Common Stocks
(Cost $4,660,927)
6,809,793
Investments
Shares Value
Securities Lending Reinvestments (b) — 5 .9%
Investment Companies — 5 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $404,240) 404,240 $ 404,240
Total Investments — 105.7%
(Cost $5,065,167) 7,214,033
Liabilities in excess of other assets — (5.7%) (386,300)
Net Assets — 100.0% $ 6,827,733
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $371,609, collateralized in the form of cash with a value of $404,240 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $404,240.
(c) Rate shown is the 7-day yield as of February 28, 2026.
Abbreviations
ADR American Depositary Receipt

NANOTECHNOLOGY ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 61 .1%
Japan 18 .9%
South Korea 6 .7%
Netherlands 4 .7%
Taiwan 4 .2%
France 2 .3%
Germany 1 .9%
Other
a
0 .2%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2026 (Unaudited) :: NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQQA
::
Investments
Shares Value
Common Stocks — 99 .9%
Automobiles — 4.2%
Tesla, Inc.* 1,165 $ 468,924
Biotechnology — 10.2%
Gilead Sciences, Inc. 4,280 637,506
Regeneron Pharmaceuticals,
Inc. 652 509,649
1,147,155
Broadline Retail — 3.9%
Amazon.com, Inc.* 2,096 440,160
Entertainment — 8.4%
Take-Two Interactive Software,
Inc.* 2,068 437,341
Warner Bros Discovery, Inc.* 17,947 505,567
942,908
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc. 94 398,499
Interactive Media & Services — 4.4%
Alphabet, Inc., Class
a
A 1,579 492,269
Semiconductors & Semiconductor Equipment — 44.6%
Advanced Micro Devices, Inc.* 2,551 510,736
Applied Materials, Inc. 1,723 641,473
ASML Holding NV (Registered),
ADR 407 590,378
Intel Corp.* 11,382 519,133
KLA Corp. 370 564,083
Lam Research Corp. 2,374 555,255
Microchip Technology, Inc. 6,893 514,493
Micron Technology, Inc. 1,503 619,792
NVIDIA Corp. 2,804 496,841
5,012,184
Software — 3.1%
AppLovin Corp., Class
a
A* 800 347,816
Specialty Retail — 5.0%
Ross Stores, Inc. 2,711 557,490
Technology Hardware, Storage & Peripherals — 12.6%
Seagate Technology Holdings
plc 1,706 695,775
Western Digital Corp. 2,589 724,143
1,419,918
Total Common Stocks
(Cost $9,292,079)
11,227,323
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $13,482
(Cost $13,479) $ 13,479
$ 13,479
Total Investments — 100.0%
(Cost $9,305,558) 11,240,802
Other assets less liabilities — 0.0%(b) 196
Net Assets — 100.0% $ 11,240,998
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) Represents less than 0.05% of net assets.

NASDAQ-100 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Investments
Shares Value
Common Stocks (a) — 99 .9%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 5 $ 2,712
Automobiles — 3.9%
Tesla, Inc.* 125 50,314
Beverages — 2.2%
Coca-Cola Europacific Partners
plc 32 3,534
Keurig Dr Pepper, Inc. 93 2,816
Monster Beverage Corp.* 69 5,886
PepsiCo, Inc. 95 16,125
28,361
Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc.* 9 2,996
Amgen, Inc. 37 14,362
Gilead Sciences, Inc. 86 12,810
Insmed, Inc.* 16 2,389
Regeneron Pharmaceuticals,
Inc. 7 5,472
Vertex Pharmaceuticals, Inc.* 18 8,943
46,972
Broadline Retail — 5.3%
Amazon.com, Inc.* 271 56,910
MercadoLibre, Inc.* 4 7,030
PDD Holdings, Inc., ADR* 46 4,772
68,712
Chemicals — 1.3%
Linde plc 32 16,259
Commercial Services & Supplies — 0.6%
Cintas Corp. 28 5,632
Copart, Inc.* 67 2,552
8,184
Communications Equipment — 1.7%
Cisco Systems, Inc. 275 21,851
Construction & Engineering — 0.3%
Ferrovial SE 52 3,868
Consumer Staples Distribution & Retail — 5.8%
Costco Wholesale Corp. 31 31,334
Walmart, Inc. 340 43,503
74,837
Diversified Telecommunication Services — 0.6%
Comcast Corp., Class
a
A 253 7,833
Electric Utilities — 1.6%
American Electric Power Co.,
Inc. 39 5,219
Constellation Energy Corp. 25 8,247
Exelon Corp. 70 3,463
Investments
Shares Value
Common Stocks (a) (continued)
Xcel Energy, Inc. 41 $ 3,418
20,347
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 69 4,503
Entertainment — 3.0%
Electronic Arts, Inc. 17 3,410
Netflix, Inc.* 296 28,487
Take-Two Interactive Software,
Inc.* 13 2,749
Warner Bros Discovery, Inc.* 174 4,901
39,547
Financial Services — 0.2%
PayPal Holdings, Inc. 66 3,050
Food Products — 0.6%
Kraft Heinz Co. (The) 83 2,043
Mondelez International, Inc.,
Class
a
A 90 5,542
7,585
Ground Transportation — 0.7%
CSX Corp. 130 5,549
Old Dominion Freight Line, Inc. 15 3,046
8,595
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc.* 27 1,982
GE HealthCare Technologies,
Inc. 32 2,697
IDEXX Laboratories, Inc.* 6 3,940
Intuitive Surgical, Inc.* 25 12,588
21,207
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class
a
A* 31 4,188
Booking Holdings, Inc. 2 8,479
DoorDash, Inc., Class
a
A* 29 5,118
Marriott International, Inc.,
Class
a
A 19 6,493
Starbucks Corp. 80 7,841
32,119
Industrial Conglomerates — 0.8%
Honeywell International, Inc. 45 10,962
Interactive Media & Services — 10.5%
Alphabet, Inc., Class
a
A 147 45,829
Alphabet, Inc., Class
a
C 137 42,666
Meta Platforms, Inc., Class
a
A 74 47,965
136,460
IT Services — 1.0%
Cognizant Technology Solutions
Corp., Class
a
A 33 2,126
Shopify, Inc., Class
a
A* 86 10,383
12,509

FEBRUARY 28, 2026 (Unaudited) :: NASDAQ-100 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Investments
Shares Value
Common Stocks (a) (continued)
Machinery — 0.4%
PACCAR, Inc. 37 $ 4,665
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 9 2,112
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc. 20 3,482
Professional Services — 1.0%
Automatic Data Processing, Inc. 28 6,002
Paychex, Inc. 25 2,341
Thomson Reuters Corp. 31 2,989
Verisk Analytics, Inc., Class
a
A 10 2,076
13,408
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 29 1,294
Semiconductors & Semiconductor Equipment — 25.7%
Advanced Micro Devices, Inc.* 113 22,624
Analog Devices, Inc. 34 12,097
Applied Materials, Inc. 57 21,221
ARM Holdings plc, ADR* 11 1,402
ASML Holding NV (Registered),
ADR 6 8,703
Broadcom, Inc. 119 38,026
Intel Corp.* 332 15,143
KLA Corp. 9 13,721
Lam Research Corp. 87 20,348
Marvell Technology, Inc. 61 4,983
Microchip Technology, Inc. 37 2,762
Micron Technology, Inc. 78 32,165
Monolithic Power Systems, Inc. 3 3,428
NVIDIA Corp. 614 108,795
NXP Semiconductors NV 17 3,859
QUALCOMM, Inc. 74 10,535
Texas Instruments, Inc. 65 13,787
333,599
Software — 12.9%
Adobe, Inc.* 29 7,610
AppLovin Corp., Class
a
A* 21 9,130
Atlassian Corp., Class
a
A* 12 901
Autodesk, Inc.* 15 3,688
Cadence Design Systems, Inc.* 19 5,727
Crowdstrike Holdings, Inc.,
Class
a
A* 17 6,324
Datadog, Inc., Class
a
A* 24 2,687
Fortinet, Inc.* 53 4,189
Intuit, Inc. 19 7,772
Microsoft Corp. 189 74,228
Palantir Technologies, Inc.,
Class
a
A* 160 21,950
Palo Alto Networks, Inc.* 56 8,339
Roper Technologies, Inc. 7 2,448
Strategy, Inc., Class
a
A* 20 2,590
Investments
Shares Value
Common Stocks (a) (continued)
Synopsys, Inc.* 13 $ 5,382
Workday, Inc., Class
a
A* 16 2,140
Zscaler, Inc.* 11 1,617
166,722
Specialty Retail — 0.8%
O'Reilly Automotive, Inc.* 60 5,633
Ross Stores, Inc. 23 4,729
10,362
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. 373 98,539
Seagate Technology Holdings
plc 15 6,117
Western Digital Corp. 24 6,713
111,369
Trading Companies & Distributors — 0.3%
Fastenal Co. 80 3,683
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc. 78 16,933
Total Common Stocks
(Cost $1,252,932)
1,294,416
Principal
Amount
Short-Term Investments — 22 .2%
Repurchase Agreements (b) — 22 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $288,283
(Cost $288,199) $ 288,199
288,199
Total Investments — 122.1%
(Cost $1,541,131) 1,582,615
Liabilities in excess of other assets — (22.1%) (286,882)
Net Assets — 100.0% $ 1,295,733
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $891,008.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

NASDAQ-100 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Swap Agreements
Nasdaq-100 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
1,291,505 11/6/2026 Goldman Sachs International N/A
Nasdaq-100 Dynamic Buffer
Index (286,972)
1,291,505 (286,972)
Total Unrealized
Depreciation
(286,972)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

FEBRUARY 28, 2026 (Unaudited) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (a) — 85 .3%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 1,304 $ 707,290
Automobiles — 3.3%
Tesla, Inc.* 29,884 12,028,609
Beverages — 1.9%
Coca-Cola Europacific Partners
plc 7,612 840,593
Keurig Dr Pepper, Inc. 22,562 683,177
Monster Beverage Corp.* 16,228 1,384,249
PepsiCo, Inc. 22,703 3,853,607
6,761,626
Biotechnology — 3.1%
Alnylam Pharmaceuticals, Inc.* 2,203 733,423
Amgen, Inc. 8,937 3,468,986
Gilead Sciences, Inc. 20,625 3,072,094
Insmed, Inc.* 3,540 528,628
Regeneron Pharmaceuticals,
Inc. 1,715 1,340,564
Vertex Pharmaceuticals, Inc.* 4,216 2,094,635
11,238,330
Broadline Retail — 4.5%
Amazon.com, Inc.* 64,300 13,503,000
MercadoLibre, Inc.* 842 1,479,883
PDD Holdings, Inc., ADR* 11,095 1,150,884
16,133,767
Chemicals — 1.1%
Linde plc 7,754 3,939,652
Commercial Services & Supplies — 0.5%
Cintas Corp. 6,679 1,343,347
Copart, Inc.* 16,065 611,916
1,955,263
Communications Equipment — 1.5%
Cisco Systems, Inc. 65,600 5,212,576
Construction & Engineering — 0.3%
Ferrovial SE 12,184 906,246
Consumer Staples Distribution & Retail — 4.9%
Costco Wholesale Corp. 7,349 7,428,295
Walmart, Inc. 81,145 10,382,503
17,810,798
Diversified Telecommunication Services — 0.5%
Comcast Corp., Class
a
A 60,345 1,868,281
Electric Utilities — 1.3%
American Electric Power Co.,
Inc. 8,864 1,186,181
Constellation Energy Corp. 6,017 1,984,888
Exelon Corp. 16,771 829,661
Investments
Shares Value
Common Stocks (a) (continued)
Xcel Energy, Inc. 9,817 $ 818,345
4,819,075
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 16,388 1,069,481
Entertainment — 2.6%
Electronic Arts, Inc. 4,157 833,769
Netflix, Inc.* 70,349 6,770,388
Take-Two Interactive Software,
Inc.* 3,077 650,724
Warner Bros Discovery, Inc.* 41,143 1,158,998
9,413,879
Financial Services — 0.2%
PayPal Holdings, Inc. 15,540 718,103
Food Products — 0.5%
Kraft Heinz Co. (The) 19,642 483,390
Mondelez International, Inc.,
Class
a
A 21,424 1,319,290
1,802,680
Ground Transportation — 0.6%
CSX Corp. 30,911 1,319,590
Old Dominion Freight Line, Inc. 3,472 704,990
2,024,580
Health Care Equipment & Supplies — 1.4%
Dexcom, Inc.* 6,467 474,872
GE HealthCare Technologies,
Inc. 7,571 638,008
IDEXX Laboratories, Inc.* 1,334 876,078
Intuitive Surgical, Inc.* 5,892 2,966,681
4,955,639
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 7,058 953,606
Booking Holdings, Inc. 543 2,301,967
DoorDash, Inc., Class
a
A* 6,751 1,191,349
Marriott International, Inc.,
Class
a
A 4,454 1,522,066
Starbucks Corp. 18,888 1,851,402
7,820,390
Industrial Conglomerates — 0.7%
Honeywell International, Inc. 10,539 2,567,195
Interactive Media & Services — 9.0%
Alphabet, Inc., Class
a
A 34,993 10,909,418
Alphabet, Inc., Class
a
C 32,519 10,127,392
Meta Platforms, Inc., Class
a
A 17,659 11,446,210
32,483,020
IT Services — 0.8%
Cognizant Technology Solutions
Corp., Class
a
A 8,010 516,084
Shopify, Inc., Class
a
A* 20,295 2,450,216
2,966,300

NASDAQ-100 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Machinery — 0.3%
PACCAR, Inc. 8,721 $ 1,099,631
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 2,141 502,343
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 4,749 826,706
Professional Services — 0.9%
Automatic Data Processing, Inc. 6,721 1,440,713
Paychex, Inc. 5,978 559,840
Thomson Reuters Corp.(b) 7,377 711,217
Verisk Analytics, Inc., Class
a
A 2,320 481,562
3,193,332
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 7,037 314,061
Semiconductors & Semiconductor Equipment — 22.0%
Advanced Micro Devices, Inc.* 27,031 5,411,876
Analog Devices, Inc. 8,124 2,890,438
Applied Materials, Inc. 13,224 4,923,295
ARM Holdings plc, ADR(b) 2,304 293,645
ASML Holding NV (Registered),
ADR 1,463 2,122,169
Broadcom, Inc. 28,392 9,072,664
Intel Corp.* 79,196 3,612,130
KLA Corp. 2,177 3,318,945
Lam Research Corp. 20,852 4,877,074
Marvell Technology, Inc. 14,304 1,168,494
Microchip Technology, Inc. 8,968 669,371
Micron Technology, Inc. 18,678 7,702,247
Monolithic Power Systems, Inc. 797 910,764
NVIDIA Corp. 146,138 25,894,192
NXP Semiconductors NV 4,183 949,583
QUALCOMM, Inc. 17,777 2,530,734
Texas Instruments, Inc. 15,081 3,198,831
79,546,452
Software — 11.0%
Adobe, Inc.* 6,950 1,823,749
AppLovin Corp., Class
a
A* 5,106 2,219,936
Atlassian Corp., Class
a
A* 2,788 209,462
Autodesk, Inc.* 3,519 865,217
Cadence Design Systems, Inc.* 4,516 1,361,122
Crowdstrike Holdings, Inc.,
Class
a
A* 4,171 1,551,529
Datadog, Inc., Class
a
A* 5,400 604,584
Fortinet, Inc.* 12,346 975,704
Intuit, Inc. 4,615 1,887,673
Microsoft Corp. 44,695 17,553,514
Palantir Technologies, Inc.,
Class
a
A* 37,926 5,203,068
Palo Alto Networks, Inc.* 13,529 2,014,739
Roper Technologies, Inc. 1,786 624,618
Strategy, Inc., Class
a
A* 4,443 575,368
Investments
Shares Value
Common Stocks (a) (continued)
Synopsys, Inc.* 3,093 $ 1,280,502
Workday, Inc., Class
a
A* 3,535 472,842
Zscaler, Inc.* 2,647 389,083
39,612,710
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.* 14,014 1,315,634
Ross Stores, Inc. 5,396 1,109,634
2,425,268
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. 88,876 23,479,262
Seagate Technology Holdings
plc 3,544 1,445,385
Western Digital Corp. 5,673 1,586,738
26,511,385
Trading Companies & Distributors — 0.2%
Fastenal Co. 19,070 877,983
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc. 18,570 4,031,361
Total Common Stocks
(Cost $268,715,787)
308,144,012
Exchange Traded Funds — 8 .3%
ProShares GENIUS Money
Market ETF, 3.50%(c)(d)
(Cost $30,012,000) 300,000 30,033,000
Securities Lending Reinvestments (e) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (f)
(Cost $685,746) 685,746 685,746
Principal
Amount
Short-Term Investments — 4 .6%
Repurchase Agreements (g) — 4 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $16,569,189
(Cost $16,564,279) $ 16,564,279
16,564,279
Total Investments — 98.4%
(Cost $315,977,812) 355,427,037
Other assets less liabilities — 1.6% 5,700,683
Net Assets — 100.0% $ 361,127,720
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $115,422,256.

FEBRUARY 28, 2026 (Unaudited) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $934,672, collateralized in the form of cash with a value of $685,746 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $315,431 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.75%, and maturity dates ranging from April
30, 2026 – August 15, 2054. The total value of collateral is
$1,001,177.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of February 28, 2026.
(e) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $685,746.
(f) Rate shown is the 7-day yield as of February 28, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
ETF Exchange Traded Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 30,012,000 – – 21,000 30,033,000 300,000 –
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Nasdaq 100 E-Mini Index 103 3/20/2026 U.S. Dollar $ 51,509,785 $ (1,315,990)
Swap Agreements
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
15,924,680 3/8/2027 BNP Paribas N/A
Nasdaq-100 Daily Covered Call
Index 23,205
343,071,808 11/4/2027 Goldman Sachs International N/A
Nasdaq-100 Daily Covered Call
Index 1,468,967
358,996,488 1,492,172
Total Unrealized
Appreciation
1,492,172
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

ON DEMAND ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
Investments
Shares Value
Common Stocks — 99.8%
Entertainment — 56.0%
Capcom Co. Ltd.(a) 10,110 $ 232,608
CD Projekt SA 2,253 153,031
China Ruyi Holdings Ltd.* 308,014 79,923
Electronic Arts, Inc. 1,172 235,068
International Games System
Co. Ltd. 7,830 174,357
Krafton, Inc.* 1,002 173,095
NCSoft Corp. 654 105,022
NetEase, Inc. 8,540 195,614
Netflix, Inc.* 2,386 229,629
Nexon Co. Ltd. 9,869 209,874
ROBLOX Corp., Class
a
A* 2,484 170,551
Spotify Technology SA* 423 217,820
Take-Two Interactive Software,
Inc.* 965 204,078
Tencent Music Entertainment
Group, Class
a
A 25,435 184,827
2,565,497
Ground Transportation — 11.7%
Grab Holdings Ltd., Class
a
A* 46,081 194,462
Lyft, Inc., Class
a
A* 10,412 144,102
Uber Technologies, Inc.* 2,619 197,525
536,089
Hotels, Restaurants & Leisure — 12.1%
Delivery Hero SE*(b) 7,465 173,370
DoorDash, Inc., Class
a
A* 1,063 187,587
Meituan, Class
a
B*(b) 18,797 194,976
555,933
Interactive Media & Services — 5.6%
Bilibili, Inc., Class
a
Z* 9,136 258,313
Leisure Products — 1.2%
Peloton Interactive, Inc.,
Class
a
A* 13,550 54,471
Investments
Shares Value
Common Stocks (continued)
Passenger Airlines — 3.4%
Joby Aviation, Inc.* 15,672 $ 157,660
Semiconductors & Semiconductor Equipment — 6.9%
Ambarella, Inc.* 1,396 84,235
NVIDIA Corp. 1,311 232,296
316,531
Software — 2.9%
Life360, Inc.* 2,500 131,625
Total Common Stocks
(Cost $4,722,088)
4,576,119
Securities Lending Reinvestments (c) — 4.8%
Investment Companies — 4.8%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $220,196) 220,196 220,196
Total Investments — 104.6%
(Cost $4,942,284) 4,796,315
Liabilities in excess of other assets — (4.6%) (212,159)
Net Assets — 100.0% $ 4,584,156
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $209,347, collateralized in the form of cash with a value of $220,196 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $220,196.
(d) Rate shown is the 7-day yield as of February 28, 2026.
On-Demand ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 44.3%
Hong Kong 10.0%
China 9.9%
Japan 9.7%
South Korea 6.1%
Luxembourg 4.7%
Singapore 4.2%
Taiwan 3.8%
Germany 3.8%
Poland 3.3%
Other
a
0.2%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2026 (Unaudited) :: ONLINE RETAIL ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ONLN
::
Investments
Shares Value
Common Stocks — 100 .0%
Broadline Retail — 62.9%
Alibaba Group Holding Ltd.,
ADR 51,392 $ 7,406,101
Amazon.com, Inc.* 72,019 15,123,990
Coupang, Inc.* 151,492 2,890,467
eBay, Inc. 60,198 5,469,590
Etsy, Inc.* 47,707 2,618,160
Global-e Online Ltd.* 24,005 839,455
JD.com, Inc., ADR 40,382 1,071,335
MercadoLibre, Inc.* 795 1,397,276
Ozon Holdings plc, ADR*‡ 60,470 —
PDD Holdings, Inc., ADR* 21,108 2,189,533
Sea Ltd., ADR* 11,825 1,282,421
40,288,328
Distributors — 5.2%
GigaCloud Technology, Inc.,
Class
a
A* 74,375 3,297,788
Personal Care Products — 0.5%
Oddity Tech Ltd., Class
a
A* 27,279 321,074
Specialty Retail — 25.7%
Bed Bath & Beyond, Inc.* 465,118 2,479,079
Buckle, Inc. (The) 48,064 2,573,827
Carvana Co., Class
a
A* 10,050 3,358,308
Chewy, Inc., Class
a
A* 103,472 2,837,202
Revolve Group, Inc., Class
a
A* 99,202 2,495,922
Wayfair, Inc., Class
a
A* 35,577 2,715,593
16,459,931
Textiles, Apparel & Luxury Goods — 5.7%
Figs, Inc., Class
a
A* 234,397 3,621,434
Total Common Stocks
(Cost $59,654,773)
63,988,555
Principal
Amount
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (b) — 0 .0% (a)
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $30,064
(Cost $30,056) $ 30,056
30,056
Total Investments — 100.0%
(Cost $59,684,829) 64,018,611
Other assets less liabilities — 0.0%(a) 10,824
Net Assets — 100.0% $ 64,029,435
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

PET CARE ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Investments
Shares Value
Common Stocks — 99 .4%
Distributors — 0.0%(a)
Arata Corp. 423 $ 8,343
Food Products — 19.8%
Freshpet, Inc.* 64,543 5,450,656
General Mills, Inc. 8,463 382,782
I-TAIL Corp. PCL, NVDR 1,734,060 942,758
J M Smucker Co. (The) 1,662 192,709
Nestle SA (Registered) 19,035 2,079,156
Post Holdings, Inc.* 708 75,260
9,123,321
Health Care Equipment & Supplies — 13.5%
IDEXX Laboratories, Inc.* 6,945 4,560,990
Vimian Group AB* 555,780 1,636,385
6,197,375
Health Care Providers & Services — 6.5%
Cencora, Inc. 3,077 1,145,075
CVS Group plc 103,500 1,852,318
2,997,393
Household Products — 8.8%
Central Garden & Pet Co.* 22,137 867,549
Colgate-Palmolive Co. 12,817 1,270,677
Oil-Dri Corp. of America 28,084 1,905,219
Spectrum Brands Holdings, Inc. 356 27,903
4,071,348
Insurance — 6.7%
Anicom Holdings, Inc. 153,808 1,212,420
Trupanion, Inc.* 70,346 1,866,983
3,079,403
Pharmaceuticals — 21.9%
Elanco Animal Health, Inc.* 7,839 206,950
Merck & Co., Inc. 16,200 2,005,884
Virbac SACA 7,695 3,364,192
Zoetis, Inc., Class
a
A 34,511 4,524,392
10,101,418
Specialty Retail — 22.2%
Chewy, Inc., Class
a
A* 180,390 4,946,294
Pet Valu Holdings Ltd. 94,355 1,970,730
Petco Health & Wellness Co.,
Inc., Class
a
A* 398,604 1,016,440
Pets at Home Group plc 656,754 1,844,496
Tractor Supply Co. 8,386 434,730
10,212,690
Total Common Stocks
(Cost $44,338,540)
45,791,291
Investments
Principal
Amount Value
Short-Term Investments — 0 .2%
Repurchase Agreements (b) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $69,654
(Cost $69,635) $ 69,635
$ 69,635
Total Investments — 99.6%
(Cost $44,408,175) 45,860,926
Other assets less liabilities — 0.4% 183,135
Net Assets — 100.0% $ 46,044,061
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt

FEBRUARY 28, 2026 (Unaudited) :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 67 .1%
United Kingdom 8 .0%
France 7 .3%
Switzerland 4 .5%
Canada 4 .3%
Sweden 3 .6%
Japan 2 .6%
Thailand 2 .0%
Other
a
0 .6%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

RUSSELL 2000 DIVIDEND GROWERS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 24.4%
Associated Banc-Corp. 228,455 $ 6,033,497
Atlantic Union Bankshares
Corp. 173,516 6,430,503
ChoiceOne Financial Services,
Inc. 190,952 5,465,046
Community Financial System,
Inc.(a) 101,708 6,158,419
Community Trust Bancorp, Inc. 104,467 6,272,199
Financial Institutions, Inc. 193,365 6,067,794
First Busey Corp. 248,428 6,300,134
First Merchants Corp. 159,850 6,246,938
Fulton Financial Corp. 314,066 6,422,650
Heritage Financial Corp. 247,194 6,528,394
Independent Bank Corp. 81,034 6,326,324
Independent Bank Corp. 178,128 6,189,948
Lakeland Financial Corp. 102,407 5,948,823
Mercantile Bank Corp. 128,164 6,620,952
NBT Bancorp, Inc. 142,044 6,068,120
Orrstown Financial Services,
Inc. 161,541 5,805,784
Peoples Bancorp, Inc. 197,200 6,363,644
Preferred Bank 63,422 5,563,378
S&T Bancorp, Inc. 148,734 6,218,569
Simmons First National Corp.,
Class
a
A 319,619 6,363,614
Southside Bancshares, Inc. 195,392 6,119,677
Tompkins Financial Corp. 83,237 6,385,110
TriCo Bancshares 124,785 5,962,227
United Bankshares, Inc. 156,951 6,482,076
United Community Banks, Inc. 191,812 6,170,592
WesBanco, Inc. 182,596 6,367,122
160,881,534
Building Products — 2.0%
Apogee Enterprises, Inc. 158,492 6,311,151
Griffon Corp. 80,748 6,882,960
13,194,111
Capital Markets — 1.0%
Cohen & Steers, Inc. 95,936 6,415,240
Chemicals — 6.3%
Avient Corp. 194,437 7,985,527
Balchem Corp. 39,649 7,193,518
HB Fuller Co. 102,619 6,744,121
Innospec, Inc. 79,520 6,089,642
Quaker Chemical Corp. 44,320 6,516,370
Stepan Co. 132,136 6,724,401
41,253,579
Commercial Services & Supplies — 1.9%
ABM Industries, Inc. 133,706 5,949,917
HNI Corp. 145,828 6,556,427
12,506,344
Consumer Staples Distribution & Retail — 1.2%
Andersons, Inc. (The) 119,320 7,790,403
Investments
Shares Value
Common Stocks (continued)
Diversified Consumer Services — 1.0%
Matthews International Corp.,
Class
a
A 243,461 $ 6,434,674
Electric Utilities — 3.8%
MGE Energy, Inc. 75,862 6,222,201
Otter Tail Corp. 72,657 6,183,111
Portland General Electric Co. 122,857 6,629,364
TXNM Energy, Inc. 102,494 6,049,196
25,083,872
Electronic Equipment, Instruments & Components — 0.8%
Badger Meter, Inc. 33,125 5,049,244
Financial Services — 2.7%
Cass Information Systems, Inc. 138,355 6,140,195
Federal Agricultural Mortgage
Corp., Class
a
C 33,942 5,351,296
HA Sustainable Infrastructure
Capital, Inc. 178,552 6,520,719
18,012,210
Food Products — 2.8%
J & J Snack Foods Corp. 65,595 5,710,700
Marzetti Co. (The) 37,308 6,131,197
Tootsie Roll Industries, Inc.(a) 158,747 6,703,886
18,545,783
Gas Utilities — 5.1%
Chesapeake Utilities Corp. 46,207 6,282,766
New Jersey Resources Corp. 132,371 7,179,803
Northwest Natural Holding Co. 129,051 6,844,865
ONE Gas, Inc. 75,775 6,625,766
Spire, Inc. 72,391 6,631,739
33,564,939
Health Care Equipment & Supplies — 1.1%
LeMaitre Vascular, Inc. 70,593 7,636,751
Health Care Providers & Services — 1.1%
Ensign Group, Inc. (The) 33,531 7,181,334
Health Care REITs — 3.0%
CareTrust REIT, Inc. 158,283 6,429,455
Community Healthcare Trust,
Inc., REIT 390,273 6,669,766
Universal Health Realty Income
Trust, REIT 149,780 6,533,404
19,632,625
Household Products — 1.1%
WD-40 Co. 31,286 7,452,325
Industrial REITs — 0.9%
Terreno Realty Corp., REIT 95,815 6,329,539
Insurance — 2.5%
AMERISAFE, Inc. 160,671 5,226,628

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks (continued)
Donegal Group, Inc., Class
a
A 308,066 $ 5,428,123
Horace Mann Educators Corp. 136,769 5,950,819
16,605,570
Leisure Products — 0.8%
Polaris, Inc. 88,468 5,373,546
Machinery — 11.8%
Alamo Group, Inc. 36,196 7,728,932
Enpro, Inc. 26,330 6,810,254
Franklin Electric Co., Inc. 63,402 6,316,107
Gorman-Rupp Co. (The) 129,022 8,287,083
Hyster-Yale, Inc. 176,444 6,498,433
Kadant, Inc. 20,718 7,026,924
Lindsay Corp. 50,196 6,761,401
Mueller Water Products, Inc.,
Class
a
A 242,868 7,269,039
Standex International Corp. 24,649 6,458,038
Trinity Industries, Inc. 215,814 7,376,523
Watts Water Technologies, Inc.,
Class
a
A 21,884 7,194,146
77,726,880
Marine Transportation — 1.3%
Matson, Inc. 51,271 8,517,651
Media — 0.9%
John Wiley & Sons, Inc.,
Class
a
A 184,174 5,713,077
Metals & Mining — 1.2%
Materion Corp. 47,643 7,768,668
Multi-Utilities — 3.8%
Avista Corp. 154,154 6,261,735
Black Hills Corp. 85,320 6,284,671
Northwestern Energy Group,
Inc. 91,006 6,366,780
Unitil Corp. 124,654 6,520,651
25,433,837
Professional Services — 2.4%
CSG Systems International, Inc. 77,486 6,191,131
Exponent, Inc. 81,496 5,931,279
Insperity, Inc. 169,814 3,771,569
15,893,979
Residential REITs — 0.9%
NexPoint Residential Trust, Inc.,
REIT 201,258 5,673,463
Retail REITs — 1.1%
Getty Realty Corp., REIT 213,651 7,012,026
Semiconductors & Semiconductor Equipment — 1.2%
Power Integrations, Inc. 163,443 7,832,189
Investments
Shares Value
Common Stocks (continued)
Specialized REITs — 2.2%
Four Corners Property Trust,
Inc., REIT 258,546 $ 6,598,094
Gladstone Land Corp., REIT 653,587 8,026,048
14,624,142
Specialty Retail — 1.9%
Shoe Carnival, Inc. 340,209 6,868,820
Sonic Automotive, Inc., Class
a
A 92,702 5,814,269
12,683,089
Tobacco — 0.9%
Universal Corp. 114,207 6,136,342
Trading Companies & Distributors — 2.0%
GATX Corp. 35,667 6,568,792
McGrath RentCorp 57,874 6,421,120
12,989,912
Water Utilities — 4.7%
American States Water Co. 81,553 6,078,145
California Water Service Group 132,958 5,993,747
H2O America 124,552 6,699,652
Middlesex Water Co. 114,955 6,207,570
York Water Co. (The) 180,089 5,921,326
30,900,440
Total Common Stocks
(Cost $576,616,623)
657,849,318
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $554,700) 554,700 554,700
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $386,276
(Cost $386,163) $ 386,163
386,163
Total Investments — 100.0%
(Cost $577,557,486) 658,790,181
Other assets less liabilities — 0.0%(e) 124,168
Net Assets — 100.0% $ 658,914,349

RUSSELL 2000 DIVIDEND GROWERS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $544,208, collateralized in the form of cash with a value of $554,700 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $554,700.
(c) Rate shown is the 7-day yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) Represents less than 0.05% of net assets.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks — 88 .4%
Aerospace & Defense — 1.9%
AAR Corp.* 13 $ 1,523
AeroVironment, Inc.* 12 3,027
AerSale Corp.* 9 70
AIRO Group Holdings, Inc.* 2 20
Archer Aviation, Inc., Class
a
A* 204 1,452
Astronics Corp.* 10 806
Byrna Technologies, Inc.* 5 64
Cadre Holdings, Inc. 8 355
Ducommun, Inc.* 4 494
Eve Holding, Inc.* 30 90
Firefly Aerospace, Inc.* 9 173
Intuitive Machines, Inc.(a) 35 577
Kratos Defense & Security
Solutions, Inc.* 53 4,568
Mercury Systems, Inc.* 17 1,514
Moog, Inc., Class
a
A 8 2,699
National Presto Industries, Inc. 2 264
Park Aerospace Corp. 6 159
Red Cat Holdings, Inc.* 32 373
Redwire Corp.* 23 209
Satellogic, Inc., Class
a
A* 25 75
V2X, Inc.* 8 558
Voyager Technologies, Inc.,
Class
a
A* 5 133
VSE Corp. 8 1,817
21,020
Air Freight & Logistics — 0.1%
Forward Air Corp.* 7 177
Hub Group, Inc., Class
a
A 19 818
Radiant Logistics, Inc.* 11 82
1,077
Automobile Components — 1.0%
Adient plc* 29 705
Cooper-Standard Holdings,
Inc.* 6 231
Dana, Inc. 40 1,370
Dauch Corp.* 72 475
Dorman Products, Inc.* 8 943
Fox Factory Holding Corp.* 16 269
Garrett Motion, Inc. 51 1,038
Gentherm, Inc.* 10 328
Goodyear Tire & Rubber Co.
(The)* 88 726
Holley, Inc.* 24 98
LCI Industries 8 1,066
Motorcar Parts of America, Inc.* 3 31
Patrick Industries, Inc. 11 1,362
Phinia, Inc. 12 871
Solid Power, Inc.* 50 177
Standard Motor Products, Inc. 7 278
Strattec Security Corp.* 1 88
Visteon Corp. 8 765
XPEL, Inc.*(b) 8 341
11,162
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(c)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 46 $ 23
Livewire Group, Inc.* 11 18
Winnebago Industries, Inc. 8 319
360
Banks — 8.4%
1st Source Corp. 6 402
ACNB Corp. 3 151
Amalgamated Financial Corp. 7 269
Amerant Bancorp, Inc., Class
a
A 13 278
Ameris Bancorp 22 1,709
Ames National Corp. 3 81
Arrow Financial Corp. 5 167
Associated Banc-Corp. 53 1,400
Atlantic Union Bankshares
Corp. 48 1,779
Avidbank Holdings, Inc.* 1 29
Axos Financial, Inc.* 18 1,563
Banc of California, Inc. 40 739
BancFirst Corp. 7 770
Bancorp, Inc. (The)* 14 735
Bank First Corp. 3 404
Bank of Hawaii Corp. 13 985
Bank of Marin Bancorp 5 124
Bank of NT Butterfield & Son
Ltd. (The) 14 710
Bank7 Corp. 1 41
BankUnited, Inc. 24 1,121
Bankwell Financial Group, Inc. 2 93
Banner Corp. 11 647
Bar Harbor Bankshares 5 161
BayCom Corp. 3 88
BCB Bancorp, Inc. 4 32
Beacon Financial Corp. 26 773
Blue Foundry Bancorp* 5 66
Blue Ridge Bankshares, Inc. 21 85
Bridgewater Bancshares, Inc.* 9 165
Burke & Herbert Financial
Services Corp. 4 258
Business First Bancshares, Inc. 8 218
BV Financial, Inc.* 3 56
Byline Bancorp, Inc. 10 312
C&F Financial Corp. 1 73
California BanCorp 9 165
Camden National Corp. 5 231
Capital Bancorp, Inc. 4 118
Capital City Bank
Group,
Inc. 5 214
Capitol Federal Financial, Inc. 41 294
Carter Bankshares, Inc.* 8 167
Cathay General Bancorp 22 1,094
CB Financial Services, Inc. 1 35
Central Pacific Financial Corp. 8 255
CF Bankshares, Inc. 2 60
Chain Bridge Bancorp, Inc.,
Class
a
A* 1 34
Chemung Financial Corp. 1 56

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
ChoiceOne Financial Services,
Inc. 5 $ 143
Citizens & Northern Corp. 6 135
Citizens Community Bancorp,
Inc. 4 70
Citizens Financial Services, Inc. 1 60
City Holding Co. 5 600
Civista Bancshares, Inc. 6 143
CNB Financial Corp. 10 280
Coastal Financial Corp.* 4 297
CoastalSouth Bancshares, Inc. 2 49
Colony Bankcorp, Inc. 7 139
Columbia Financial, Inc.* 11 197
Commercial Bancgroup, Inc.* 2 52
Community Financial System,
Inc. 17 1,029
Community Trust Bancorp, Inc. 5 300
Community West Bancshares 5 116
ConnectOne Bancorp, Inc. 16 424
Customers Bancorp, Inc.* 10 674
CVB Financial Corp. 41 788
Dime Community Bancshares,
Inc. 13 421
Eagle Bancorp Montana, Inc. 2 43
Eagle Bancorp, Inc. 9 229
Eagle Financial Services, Inc. 1 35
Eastern Bankshares, Inc. 71 1,389
ECB Bancorp, Inc.* 4 69
Enterprise Financial Services
Corp. 12 685
Equity Bancshares, Inc.,
Class
a
A 5 224
Esquire Financial Holdings, Inc. 2 202
Farmers & Merchants Bancorp,
Inc. 4 103
Farmers National Banc Corp. 10 129
FB Bancorp, Inc.* 5 66
FB Financial Corp. 14 766
Fidelity D&D Bancorp, Inc. 2 88
Financial Institutions, Inc. 6 188
Finward Bancorp 1 37
Finwise Bancorp* 6 101
First Bancorp 13 738
First Bancorp 51 1,078
First Bancorp, Inc. (The) 4 111
First Bank 7 111
First Busey Corp. 30 761
First Business Financial
Services, Inc. 3 164
First Capital, Inc. 1 51
First Commonwealth Financial
Corp. 33 578
First Community Bankshares,
Inc. 5 196
First Community Corp. 2 58
First Financial Bancorp 35 982
First Financial Bankshares, Inc. 45 1,392
First Financial Corp. 4 253
First Foundation, Inc.* 20 117
First Internet Bancorp 3 61
Investments
Shares Value
Common Stocks (continued)
First Interstate BancSystem,
Inc., Class
a
A 29 $ 1,004
First Merchants Corp. 20 782
First Mid Bancshares, Inc. 7 287
First National Corp. 3 80
First United Corp. 2 71
First Western Financial, Inc.* 3 76
Firstsun Capital Bancorp* 4 146
Five Star Bancorp 5 195
Flagstar Bank NA 97 1,231
Flushing Financial Corp. 10 154
Franklin Financial Services
Corp. 1 51
FS Bancorp, Inc. 2 79
Fulton Financial Corp. 58 1,186
FVCBankcorp, Inc. 5 77
GBank Financial Holdings, Inc.* 3 91
German American Bancorp, Inc. 12 496
Glacier Bancorp, Inc. 43 1,956
Great Southern Bancorp, Inc. 3 185
Greene County Bancorp, Inc. 2 44
Hancock Whitney Corp. 27 1,777
Hanmi Financial Corp. 10 261
Hanover Bancorp, Inc. 1 21
Hawthorn Bancshares, Inc. 2 66
HBT Financial, Inc. 4 108
Heritage Commerce Corp. 19 236
Heritage Financial Corp. 11 291
Hilltop Holdings, Inc. 14 524
Hingham Institution For Savings
(The) 1 279
Home Bancorp, Inc. 2 118
Home BancShares, Inc. 59 1,620
HomeTrust Bancshares, Inc. 5 211
Hope Bancorp, Inc. 41 462
Horizon Bancorp, Inc. 15 253
Independent Bank Corp. 16 1,249
Independent Bank Corp. 7 243
International Bancshares Corp. 18 1,208
Investar Holding Corp. 3 85
John Marshall Bancorp, Inc. 4 77
Kearny Financial Corp. 18 138
Lakeland Financial Corp. 8 465
Landmark Bancorp, Inc. 2 55
LCNB Corp. 7 119
LINKBANCORP, Inc. 6 52
Live Oak Bancshares, Inc. 12 435
MainStreet Bancshares, Inc. 2 44
Mechanics Bancorp 15 214
Mercantile Bank Corp. 5 258
Meridian Corp. 3 58
Metrocity Bankshares, Inc. 6 169
Metropolitan Bank Holding
Corp. 3 252
Mid Penn Bancorp, Inc. 6 193
Midland States Bancorp, Inc. 8 177
MVB Financial Corp. 4 108
National Bank Holdings Corp.,
Class
a
A 12 480
National Bankshares, Inc. 2 75

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
NB Bancorp, Inc. 14 $ 299
NBT Bancorp, Inc. 17 726
Nicolet Bankshares, Inc. 5 764
Northeast Bank 2 222
Northeast Community Bancorp,
Inc. 4 97
Northfield Bancorp, Inc. 11 147
Northpointe Bancshares, Inc. 9 163
Northrim Bancorp, Inc. 7 164
Northwest Bancshares, Inc. 48 598
Norwood Financial Corp. 3 87
Oak Valley Bancorp 2 64
OceanFirst Financial Corp. 18 325
OFG Bancorp 14 561
Ohio Valley Banc Corp. 1 43
Old National Bancorp 114 2,633
Old Second Bancorp, Inc. 18 353
OP Bancorp 3 40
Orange County Bancorp, Inc. 4 133
Origin Bancorp, Inc. 10 416
Orrstown Financial Services,
Inc. 6 216
Park National Corp. 5 823
Parke Bancorp, Inc. 3 84
Pathward Financial, Inc. 7 636
Patriot National Bancorp, Inc.* 21 26
PCB Bancorp 4 89
Peapack-Gladstone Financial
Corp. 5 167
Peoples Bancorp of North
Carolina, Inc. 1 38
Peoples Bancorp, Inc. 11 355
Peoples Financial Services
Corp. 3 161
Pioneer Bancorp, Inc.* 4 56
Plumas Bancorp 2 101
Ponce Financial Group, Inc.* 6 97
Preferred Bank 4 351
Primis Financial Corp. 6 79
Princeton Bancorp, Inc. 2 68
Provident Financial Services,
Inc. 41 863
QCR Holdings, Inc. 5 432
RBB Bancorp 5 107
Red River Bancshares, Inc. 2 177
Renasant Corp. 31 1,167
Republic Bancorp, Inc., Class
a
A 3 207
Richmond Mutual Bancorp, Inc. 3 41
Riverview Bancorp, Inc. 6 32
S&T Bancorp, Inc. 12 502
SB Financial Group, Inc. 2 42
Seacoast Banking Corp. of
Florida 27 840
ServisFirst Bancshares, Inc. 17 1,377
Shore Bancshares, Inc. 12 223
Sierra Bancorp 4 144
Simmons First National Corp.,
Class
a
A 46 916
SmartFinancial, Inc. 5 196
Sound Financial Bancorp, Inc. 1 42
South Plains Financial, Inc. 4 164
Investments
Shares Value
Common Stocks (continued)
Southern First Bancshares,
Inc.* 3 $ 168
Southern Missouri Bancorp,
Inc. 3 186
Southside Bancshares, Inc. 8 251
SR Bancorp, Inc. 4 66
Stellar Bancorp, Inc. 15 565
Stock Yards Bancorp, Inc. 8 513
Texas Capital Bancshares, Inc.* 15 1,429
Third Coast Bancshares, Inc.* 4 158
Timberland Bancorp, Inc. 2 76
Tompkins Financial Corp. 4 307
Towne Bank 24 822
TriCo Bancshares 10 478
Triumph Financial, Inc.* 7 391
TrustCo Bank Corp. 6 260
Trustmark Corp. 18 767
UMB Financial Corp. 24 2,781
Union Bankshares, Inc. 1 23
United Bankshares, Inc. 48 1,982
United Community Banks, Inc. 42 1,351
United Security Bancshares 4 42
Unity Bancorp, Inc. 2 106
Univest Financial Corp. 8 268
USCB Financial Holdings, Inc. 4 76
Valley National Bancorp 157 1,980
Virginia National Bankshares
Corp. 2 77
WaFd, Inc. 24 748
Washington Trust Bancorp, Inc. 6 202
WesBanco, Inc. 31 1,081
West Bancorp, Inc. 5 122
Westamerica Bancorp 8 405
Western New England Bancorp,
Inc. 5 64
WSFS Financial Corp. 18 1,143
94,243
Beverages — 0.1%
MGP Ingredients, Inc. 5 95
National Beverage Corp.* 8 291
Vita Coco Co., Inc. (The)* 16 929
Zevia PBC, Class
a
A* 17 23
1,338
Biotechnology — 7.8%
4D Molecular Therapeutics,
Inc.* 13 126
Abeona Therapeutics, Inc.* 13 67
Absci Corp.(a) 44 121
ACADIA Pharmaceuticals, Inc.* 40 982
Actuate Therapeutics, Inc.* 2 7
ADC Therapeutics SA* 26 107
ADMA Biologics, Inc.* 76 1,183
Agios Pharmaceuticals, Inc.* 18 544
Akebia Therapeutics, Inc.* 80 105
Aldeyra Therapeutics, Inc.* 17 93
Alector, Inc.* 24 58
Alkermes plc* 52 1,565
Allogene Therapeutics, Inc.* 50 139

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Altimmune, Inc.* 27 $ 116
Amicus Therapeutics, Inc.* 95 1,365
AnaptysBio, Inc.* 6 330
Anavex Life Sciences Corp.* 25 111
Anika Therapeutics, Inc.* 3 43
Annexon, Inc.* 32 179
Apogee Therapeutics, Inc.* 13 910
Arbutus Biopharma Corp.* 50 233
Arcellx, Inc.* 11 1,252
Arcturus Therapeutics Holdings,
Inc.* 7 58
Arcus Biosciences, Inc.* 24 489
Arcutis Biotherapeutics, Inc.* 38 1,025
Ardelyx, Inc.* 75 491
ArriVent Biopharma, Inc.* 10 230
Arrowhead Pharmaceuticals,
Inc.* 44 2,784
ARS Pharmaceuticals, Inc.* 18 167
aTyr Pharma, Inc.* 30 29
Aura Biosciences, Inc.* 13 77
Aurinia Pharmaceuticals, Inc.* 37 524
Avidity Biosciences, Inc.* 39 2,808
Avita Medical, Inc.* 3 15
Beam Therapeutics, Inc.* 33 939
Benitec Biopharma, Inc.* 4 44
Bicara Therapeutics, Inc.* 10 168
BioCryst Pharmaceuticals, Inc.* 74 648
Biohaven Ltd.* 30 346
Bridgebio Pharma, Inc.* 51 3,390
Bright Minds Biosciences, Inc.* 2 168
Candel Therapeutics, Inc.* 13 68
Capricor Therapeutics, Inc.* 13 363
Cardiff Oncology, Inc.* 19 37
CareDx, Inc.* 18 338
Cartesian Therapeutics, Inc.* 2 15
Catalyst Pharmaceuticals, Inc.* 37 854
Celcuity, Inc.* 10 1,117
Celldex Therapeutics, Inc.* 22 662
CG oncology, Inc.* 18 1,058
Cogent Biosciences, Inc.* 46 1,787
Coherus Oncology, Inc.* 35 58
Compass Therapeutics, Inc.* 43 243
Corvus Pharmaceuticals, Inc.* 18 329
CRISPR Therapeutics AG(a) 27 1,624
Cullinan Therapeutics, Inc.* 17 264
Cytokinetics, Inc.* 40 2,489
Day One Biopharmaceuticals,
Inc.* 25 265
Denali Therapeutics, Inc.* 41 868
Design Therapeutics, Inc.* 7 73
DiaMedica Therapeutics, Inc.* 11 87
Dianthus Therapeutics, Inc.* 8 442
Disc Medicine, Inc.* 8 533
Dyne Therapeutics, Inc.* 38 594
Editas Medicine, Inc.* 28 62
Eledon Pharmaceuticals, Inc.* 17 45
Emergent BioSolutions, Inc.* 17 139
Enanta Pharmaceuticals, Inc.* 8 114
Entrada Therapeutics, Inc.* 8 95
Erasca, Inc.* 58 792
Investments
Shares Value
Common Stocks (continued)
Fate Therapeutics, Inc.* 35 $ 52
Fennec Pharmaceuticals, Inc.* 7 59
Foghorn Therapeutics, Inc.* 9 51
Geron Corp.* 174 292
Gossamer Bio, Inc.* 60 25
GRAIL, Inc.* 11 586
Greenwich Lifesciences, Inc.(a) 2 55
Gyre Therapeutics, Inc.* 3 25
Heron Therapeutics, Inc.* 50 60
Humacyte, Inc.* 50 56
Ideaya Biosciences, Inc.* 25 805
ImmunityBio, Inc.(a) 94 919
Immunome, Inc.* 30 656
Immunovant, Inc.* 23 638
Inhibikase Therapeutics, Inc.* 19 39
Inhibrx Biosciences, Inc.* 3 222
Inmune Bio, Inc.* 6 8
Intellia Therapeutics, Inc.* 33 455
Iovance Biotherapeutics, Inc.* 97 374
Ironwood Pharmaceuticals,
Inc., Class
a
A* 50 171
Jade Biosciences, Inc. 14 208
Janux Therapeutics, Inc.* 13 177
KalVista Pharmaceuticals, Inc.* 11 179
Keros Therapeutics, Inc.* 9 128
Kodiak Sciences, Inc.* 11 295
Krystal Biotech, Inc.* 8 2,205
Kura Oncology, Inc.* 25 218
Kymera Therapeutics, Inc.* 18 1,644
Larimar Therapeutics, Inc.* 15 80
Lexeo Therapeutics, Inc.* 20 144
Madrigal Pharmaceuticals, Inc.* 6 2,592
MannKind Corp.* 96 315
MapLight Therapeutics, Inc.(a) 8 138
MeiraGTx Holdings plc* 14 106
MiMedx Group, Inc.* 40 196
Mineralys Therapeutics, Inc.* 15 439
Mirum Pharmaceuticals, Inc.* 13 1,200
Monopar Therapeutics, Inc.* 1 55
Monte Rosa Therapeutics, Inc.* 15 266
Myriad Genetics, Inc.* 28 129
Neurogene, Inc.* 3 70
Nkarta, Inc.* 13 35
Novavax, Inc.(a) 50 507
Nurix Therapeutics, Inc.* 32 511
Nuvalent, Inc., Class
a
A* 16 1,631
Nuvectis Pharma, Inc.* 4 35
Olema Pharmaceuticals, Inc.* 20 484
Organogenesis Holdings, Inc.,
Class
a
A* 21 67
ORIC Pharmaceuticals, Inc.* 21 282
Oruka Therapeutics, Inc.* 13 447
Palvella Therapeutics, Inc.* 2 270
Perspective Therapeutics, Inc.* 18 97
Praxis Precision Medicines,
Inc.* 8 2,694
Precigen, Inc.* 57 216
Prime Medicine, Inc.* 31 143
Protagonist Therapeutics, Inc.* 19 1,750
Protalix BioTherapeutics, Inc.* 23 66

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Protara Therapeutics, Inc.* 9 $ 57
Prothena Corp. plc* 14 121
PTC Therapeutics, Inc.* 24 1,637
Puma Biotechnology, Inc.* 13 74
Recursion Pharmaceuticals,
Inc., Class
a
A(a) 124 455
REGENXBIO, Inc.* 14 127
Relay Therapeutics, Inc.* 47 482
Replimune Group, Inc.* 22 168
Rezolute, Inc.* 24 77
Rhythm Pharmaceuticals, Inc.* 17 1,576
Rigel Pharmaceuticals, Inc.* 6 208
Rocket Pharmaceuticals, Inc.* 26 130
Sana Biotechnology, Inc.* 52 219
Savara, Inc.* 46 277
Scholar Rock Holding Corp.* 26 1,151
SELLAS Life Sciences Group,
Inc.(a) 41 202
Sionna Therapeutics, Inc.* 5 183
Soleno Therapeutics, Inc.* 15 586
Solid Biosciences, Inc.* 18 112
Spyre Therapeutics, Inc.* 22 946
Stoke Therapeutics, Inc.* 15 546
Syndax Pharmaceuticals, Inc.* 27 586
Tango Therapeutics, Inc.* 35 390
Taysha Gene Therapies, Inc.* 70 317
Tectonic Therapeutic, Inc.(a) 4 94
Tevogen Bio Holdings, Inc.* 14 4
TG Therapeutics, Inc.* 47 1,414
Tonix Pharmaceuticals Holding
Corp.* 4 56
Travere Therapeutics, Inc.* 26 775
TriSalus Life Sciences, Inc.* 8 40
TuHURA Biosciences, Inc.* 9 15
Twist Bioscience Corp.* 19 891
Tyra Biosciences, Inc.* 8 266
Upstream Bio, Inc.* 11 84
UroGen Pharma Ltd.* 13 282
Vanda Pharmaceuticals, Inc.* 17 151
Vaxcyte, Inc.* 42 2,593
Vera Therapeutics, Inc.,
Class
a
A* 18 734
Veracyte, Inc.* 25 915
Verastem, Inc.* 16 92
Vericel Corp.* 16 571
Vir Biotechnology, Inc.* 28 255
Viridian Therapeutics, Inc.* 25 735
Voyager Therapeutics, Inc.* 14 57
Xencor, Inc.* 22 281
Xenon Pharmaceuticals, Inc.* 24 1,038
XOMA Royalty Corp.* 3 77
Zenas Biopharma, Inc.* 6 158
Zymeworks, Inc.* 17 396
87,619
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 7 88
Kohl's Corp. 35 573
Savers Value Village, Inc.* 13 123
784
Investments
Shares Value
Common Stocks (continued)
Building Products — 1.5%
American Woodmark Corp.* 5 $ 251
Apogee Enterprises, Inc. 7 279
AZZ, Inc. 10 1,360
CSW Industrials, Inc. 5 1,472
Gibraltar Industries, Inc.* 10 455
Griffon Corp. 13 1,108
Insteel Industries, Inc. 6 224
Janus International Group, Inc.* 44 306
JELD-WEN Holding, Inc.* 26 51
Masterbrand, Inc.* 42 425
Modine Manufacturing Co.* 17 3,863
Quanex Building Products
Corp. 16 328
Resideo Technologies, Inc.* 43 1,664
Tecnoglass, Inc. 8 364
UFP Industries, Inc. 19 1,955
Zurn Elkay Water Solutions
Corp. 50 2,549
16,654
Capital Markets — 1.5%
Acadian Asset Management,
Inc. 8 431
AlTi Global, Inc.* 13 58
Artisan Partners Asset
Management, Inc., Class
a
A 20 806
Bakkt, Inc., Class
a
A* 4 38
BGC Group, Inc., Class
a
A 117 1,114
Cohen & Steers, Inc. 8 535
Diamond Hill Investment Group,
Inc. 1 172
DigitalBridge Group, Inc. 56 865
Donnelley Financial Solutions,
Inc.* 8 398
Forge Global Holdings, Inc.* 4 180
GCM Grosvenor, Inc., Class
a
A 17 197
Innventure, Inc.* 8 23
Marex Group plc 18 782
Miami International Holdings,
Inc.* 8 341
Moelis & Co., Class
a
A 24 1,425
Open Lending Corp.* 32 42
Patria Investments Ltd., Class
a
A 21 275
Perella Weinberg Partners,
Class
a
A 21 389
Piper Sandler Cos. 6 1,773
PJT Partners, Inc., Class
a
A 7 1,034
Ridgepost Capital, Inc., Class
a
A 18 145
Siebert Financial Corp.* 4 8
StepStone Group, Inc., Class
a
A 23 992
StoneX Group, Inc.* 16 2,040
Strive, Inc., Class
a
A* 4 32
Victory Capital Holdings, Inc.,
Class
a
A 14 968
Virtus Investment Partners, Inc. 2 277
Webull Corp.* 87 505
Westwood Holdings Group, Inc. 4 67

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
WisdomTree, Inc. 38 $ 650
16,562
Chemicals — 1.4%
AdvanSix, Inc. 11 196
American Vanguard Corp.* 7 32
Arq, Inc.* 8 28
Ascent Industries Co.* 6 103
ASP Isotopes, Inc.* 28 150
Aspen Aerogels, Inc.* 21 65
Avient Corp. 30 1,232
Balchem Corp. 11 1,996
Cabot Corp. 17 1,294
Chemours Co. (The) 48 876
Core Molding Technologies,
Inc.* 3 55
Ecovyst, Inc.* 37 417
Flotek Industries, Inc.* 6 92
Hawkins, Inc. 6 895
HB Fuller Co. 18 1,183
Ingevity Corp.* 12 864
Innospec, Inc. 8 613
Intrepid Potash, Inc.* 4 148
Koppers Holdings, Inc. 6 227
Kronos Worldwide, Inc. 6 35
LSB Industries, Inc.* 17 198
Mativ Holdings, Inc. 17 184
Minerals Technologies, Inc. 10 706
Orion SA 17 97
Perimeter Solutions, Inc.* 43 1,010
PureCycle Technologies, Inc.* 43 271
Quaker Chemical Corp. 4 588
Rayonier Advanced Materials,
Inc.* 20 189
Sensient Technologies Corp. 14 1,421
Solesence, Inc.* 5 6
Stepan Co. 7 356
Trinseo plc 11 3
Tronox Holdings plc 40 299
15,829
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. 20 890
ACCO Brands Corp. 26 106
ACV Auctions, Inc., Class
a
A* 53 258
BrightView Holdings, Inc.* 22 303
Brink's Co. (The) 14 1,635
Casella Waste Systems, Inc.,
Class
a
A* 20 1,863
Cimpress plc* 6 438
CompX International, Inc. 1 24
CoreCivic, Inc.* 33 584
Deluxe Corp. 14 389
Ennis, Inc. 8 169
Enviri Corp.* 24 454
GEO Group, Inc. (The)* 43 647
Healthcare Services Group,
Inc.* 24 523
HNI Corp. 21 944
Interface, Inc., Class
a
A 19 598
Investments
Shares Value
Common Stocks (continued)
Liquidity Services, Inc.* 8 $ 253
MillerKnoll, Inc. 24 483
Mobile Infrastructure Corp.,
Class
a
A(a) 3 9
Montrose Environmental Group,
Inc.* 11 321
NL Industries, Inc. 2 12
OPENLANE, Inc.* 36 1,026
Perma-Fix Environmental
Services, Inc.* 5 68
Pitney Bowes, Inc. 53 569
Quad/Graphics, Inc. 8 55
UniFirst Corp. 5 1,174
Vestis Corp.* 39 307
Virco Mfg. Corp. 3 19
14,121
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.* 23 235
Applied Optoelectronics, Inc.* 20 1,685
Aviat Networks, Inc.* 4 100
BK Technologies Corp.* 1 87
Calix, Inc.* 20 1,035
Clearfield, Inc.* 4 126
Digi International, Inc.* 12 586
Extreme Networks, Inc.* 42 587
Harmonic, Inc.* 38 404
Inseego Corp.* 4 49
NETGEAR, Inc.* 9 186
NetScout Systems, Inc.* 23 672
Ribbon Communications, Inc.* 30 67
Viasat, Inc.* 42 1,923
Viavi Solutions, Inc.* 71 2,109
Vistance Networks, Inc.* 71 1,247
11,098
Construction & Engineering — 2.5%
Ameresco, Inc., Class
a
A* 10 305
Arcosa, Inc. 16 1,720
Argan, Inc. 4 1,805
Bowman Consulting Group
Ltd., Class
a
A* 5 168
Centuri Holdings, Inc.* 25 775
Concrete Pumping Holdings,
Inc.* 6 40
Construction Partners, Inc.,
Class
a
A* 15 2,015
Dycom Industries, Inc.* 8 3,360
Fluor Corp.* 52 2,720
Granite Construction, Inc. 14 1,882
Great Lakes Dredge & Dock
Corp.* 21 356
IES Holdings, Inc.* 3 1,486
Legence Corp., Class
a
A* 12 697
Limbach Holdings, Inc.* 3 274
Matrix Service Co.* 8 88
MYR Group, Inc.* 5 1,350
NWPX Infrastructure, Inc.* 3 233
Orion Group Holdings, Inc.* 11 151
Primoris Services Corp. 18 2,713

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Southland Holdings, Inc.* 4 $ 4
Sterling Infrastructure, Inc.* 10 4,281
Tutor Perini Corp. 15 1,131
27,554
Construction Materials — 0.2%
Knife River Corp.* 19 1,691
Smith-Midland Corp.* 1 38
Titan America SA 10 181
United States Lime & Minerals,
Inc. 4 457
2,367
Consumer Finance — 0.9%
Atlanticus Holdings Corp.* 2 105
Bread Financial Holdings, Inc. 15 1,063
Consumer Portfolio Services,
Inc.* 2 16
Dave, Inc.* 3 580
Encore Capital Group, Inc.* 7 478
Enova International, Inc.* 8 1,112
FirstCash Holdings, Inc. 13 2,506
Green Dot Corp., Class
a
A* 17 197
Jefferson Capital, Inc. 3 62
LendingClub Corp.* 36 537
LendingTree, Inc.* 4 149
Medallion Financial Corp. 4 40
Navient Corp. 21 185
Nelnet, Inc., Class
a
A 4 518
NerdWallet, Inc., Class
a
A* 14 152
Oportun Financial Corp.* 12 62
OppFi, Inc. 8 73
PRA Group, Inc.* 12 189
PROG Holdings, Inc. 13 458
Regional Management Corp. 3 95
Upstart Holdings, Inc.* 30 817
World Acceptance Corp.* 1 135
9,529
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 11 718
Chefs' Warehouse, Inc. (The)* 12 857
Grocery Outlet Holding Corp.* 30 296
HF Foods Group, Inc.* 12 25
Ingles Markets, Inc., Class
a
A 5 426
Natural Grocers by Vitamin
Cottage, Inc. 4 108
PriceSmart, Inc. 8 1,237
United Natural Foods, Inc.* 20 764
Village Super Market, Inc.,
Class
a
A 3 118
Weis Markets, Inc. 4 271
4,820
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 45 218
Greif, Inc., Class
a
A 8 581
Greif, Inc., Class
a
B 2 175
Myers Industries, Inc. 12 268
O-I Glass, Inc.* 50 670
Investments
Shares Value
Common Stocks (continued)
Ranpak Holdings Corp.,
Class
a
A* 14 $ 72
TriMas Corp. 10 391
2,375
Distributors — 0.1%
GigaCloud Technology, Inc.,
Class
a
A* 8 355
Gold. Com, Inc. 6 345
Weyco Group, Inc. 2 62
762
Diversified Consumer Services — 1.0%
American Public Education,
Inc.* 6 275
Carriage Services, Inc., Class
a
A 5 230
Coursera, Inc.* 47 301
Covista, Inc.* 12 1,176
Driven Brands Holdings, Inc.* 18 198
European Wax Center, Inc.,
Class
a
A* 8 46
Frontdoor, Inc.* 24 1,646
Graham Holdings Co., Class
a
B 1 1,053
KinderCare Learning Cos., Inc.* 8 28
Laureate Education, Inc.* 42 1,358
Lincoln Educational Services
Corp.* 10 363
Matthews International Corp.,
Class
a
A 10 264
McGraw Hill, Inc.* 8 112
Mister Car Wash, Inc.* 31 221
Nerdy, Inc.* 18 18
OneSpaWorld Holdings Ltd. 32 689
Perdoceo Education Corp. 21 700
Phoenix Education Partners,
Inc. 2 59
Strategic Education, Inc. 8 658
Stride, Inc.* 14 1,181
Udemy, Inc.* 30 151
Universal Technical Institute,
Inc.* 15 543
11,270
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 24 499
Alpine Income Property Trust,
Inc., REIT 4 79
American Assets Trust, Inc.,
REIT 17 332
Armada Hoffler Properties, Inc.,
REIT 24 150
Broadstone Net Lease, Inc.,
REIT 60 1,163
CTO Realty Growth, Inc., REIT 12 234
Essential Properties Realty
Trust, Inc., REIT 63 2,138
Gladstone Commercial Corp.,
REIT 14 175
Global Net Lease, Inc., REIT 63 593
Modiv Industrial, Inc., Class
a
C,
REIT 3 47

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
NexPoint Diversified Real
Estate Trust, REIT 11 $ 49
5,459
Diversified Telecommunication Services — 0.5%
Anterix, Inc.* 4 148
ATN International, Inc. 3 86
Bandwidth, Inc., Class
a
A* 8 118
Cogent Communications
Holdings, Inc. 17 319
Globalstar, Inc.* 16 996
IDT Corp., Class
a
B 5 255
Liberty Latin America Ltd.,
Class
a
A* 9 71
Liberty Latin America Ltd.,
Class
a
C* 42 333
Lumen Technologies, Inc.* 309 2,197
Shenandoah
Telecommunications Co. 16 218
Uniti Group, Inc. 52 381
5,122
Electric Utilities — 0.8%
Genie Energy Ltd., Class
a
B 6 87
Hawaiian Electric Industries,
Inc.* 55 852
MGE Energy, Inc. 12 984
Oklo, Inc., Class
a
A(a) 37 2,329
Otter Tail Corp. 13 1,106
Portland General Electric Co. 39 2,105
TXNM Energy, Inc. 34 2,007
9,470
Electrical Equipment — 2.6%
Allient, Inc. 5 329
American Superconductor
Corp.* 14 456
Amprius Technologies, Inc.* 36 386
Array Technologies, Inc.* 50 379
Atkore, Inc. 11 712
Bloom Energy Corp., Class
a
A* 70 10,897
EnerSys 12 1,994
Enovix Corp.* 53 279
Eos Energy Enterprises, Inc.* 99 564
Fluence Energy, Inc.* 20 311
Hyliion Holdings Corp.* 41 84
KULR Technology Group, Inc.(a) 12 34
LSI Industries, Inc. 9 195
NANO Nuclear Energy, Inc.(a) 13 346
Net Power, Inc.* 8 15
Nextpower, Inc., Class
a
A* 50 5,255
NuScale Power Corp., Class
a
A* 40 514
Plug Power, Inc.(a) 362 648
Powell Industries, Inc. 3 1,571
Power Solutions International,
Inc.* 3 250
Preformed Line Products Co. 1 254
Shoals Technologies Group,
Inc., Class
a
A* 53 314
SKYX Platforms Corp.* 22 42
Investments
Shares Value
Common Stocks (continued)
SunPower, Inc.* 19 $ 25
Sunrun, Inc.* 73 967
T1 Energy, Inc.* 43 265
Thermon Group Holdings, Inc.* 11 558
Vicor Corp.* 7 1,410
29,054
Electronic Equipment, Instruments & Components — 3.4%
908 Devices, Inc.* 8 55
Advanced Energy Industries,
Inc. 12 4,027
Aeva Technologies, Inc.(a) 11 146
Arlo Technologies, Inc.* 31 486
Badger Meter, Inc. 10 1,524
Bel Fuse, Inc., Class
a
A 1 212
Bel Fuse, Inc., Class
a
B 3 689
Belden, Inc. 13 1,863
Benchmark Electronics, Inc. 12 694
Climb Global Solutions, Inc. 1 95
CTS Corp. 8 421
Daktronics, Inc.* 12 309
ePlus, Inc. 8 645
Evolv Technologies Holdings,
Inc.* 50 265
Fabrinet* 12 6,548
Frequency Electronics, Inc.* 2 100
Insight Enterprises, Inc.* 10 836
Itron, Inc.* 15 1,409
Kimball Electronics, Inc.* 8 200
Knowles Corp.* 30 815
Methode Electronics, Inc. 11 93
MicroVision, Inc.* 96 75
Mirion Technologies, Inc.,
Class
a
A* 76 1,642
M-Tron Industries, Inc.* 1 63
Napco Security Technologies,
Inc. 11 513
Neonode, Inc.* 3 6
nLight, Inc.* 15 843
Novanta, Inc.* 12 1,613
OSI Systems, Inc.* 5 1,426
Ouster, Inc.* 18 341
PC Connection, Inc. 4 244
Plexus Corp.* 8 1,553
Powerfleet, Inc.* 42 150
Richardson Electronics Ltd. 3 37
Rogers Corp.* 6 647
Sanmina Corp.* 17 2,640
ScanSource, Inc.* 7 258
TTM Technologies, Inc.* 34 3,544
Vishay Intertechnology, Inc. 38 711
Vishay Precision Group, Inc.* 4 184
Vuzix Corp.* 21 61
37,983
Energy Equipment & Services — 2.1%
Archrock, Inc. 55 1,943
Atlas Energy Solutions, Inc.,
Class
a
A 24 231
Borr Drilling Ltd. 85 521

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Bristow Group, Inc., Class
a
A* 8 $ 382
Cactus, Inc., Class
a
A 22 1,188
Core Laboratories, Inc. 15 264
DMC Global, Inc.* 5 29
Energy Services of America
Corp. 4 62
Expro Group Holdings NV* 28 500
Flowco Holdings, Inc., Class
a
A 8 180
Forum Energy Technologies,
Inc.* 3 174
Helix Energy Solutions Group,
Inc.* 46 423
Helmerich & Payne, Inc. 32 1,127
Innovex International, Inc.* 13 343
Kodiak Gas Services, Inc. 27 1,473
Liberty Energy, Inc., Class
a
A 50 1,404
Mammoth Energy Services,
Inc.* 7 16
Nabors Industries Ltd.* 5 391
National Energy Services
Reunited Corp.* 21 526
Natural Gas Services Group,
Inc. 3 115
Noble Corp. plc 42 1,908
Oceaneering International, Inc.* 32 1,136
Oil States International, Inc.* 17 223
Patterson-UTI Energy, Inc. 112 953
ProFrac Holding Corp.,
Class
a
A* 8 40
ProPetro Holding Corp.* 25 303
Ranger Energy Services, Inc.,
Class
a
A 8 139
RPC, Inc. 27 157
SEACOR Marine Holdings, Inc.* 6 46
Seadrill Ltd.* 20 878
Select Water Solutions, Inc.,
Class
a
A 30 410
Solaris Energy Infrastructure,
Inc., Class
a
A 14 695
TETRA Technologies, Inc.* 42 364
Tidewater, Inc.* 16 1,271
Transocean Ltd.* 300 1,944
Valaris Ltd.* 20 1,917
23,676
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A* 164 190
Atlanta Braves Holdings, Inc.,
Class
a
A* 2 97
Atlanta Braves Holdings, Inc.,
Class
a
C* 15 656
Cinemark Holdings, Inc. 36 1,017
CuriosityStream, Inc. 12 41
Eventbrite, Inc., Class
a
A* 24 106
Gaia, Inc., Class
a
A* 4 13
Golden Matrix Group, Inc.,* 7 4
IMAX Corp.* 14 600
Lionsgate Studios Corp.* 64 576
Madison Square Garden
Entertainment Corp., Class
a
A* 13 821
Investments
Shares Value
Common Stocks (continued)
Marcus Corp. (The) 6 $ 101
Playstudios, Inc.* 26 13
Playtika Holding Corp. 17 52
Reservoir Media, Inc.* 6 54
Sphere Entertainment Co.* 8 952
Starz Entertainment Corp. 3 33
5,326
Financial Services — 1.8%
Acacia Research Corp.* 9 38
Alerus Financial Corp. 9 215
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 8 400
Better Home & Finance Holding
Co.* 2 66
Burford Capital Ltd. 63 532
Cannae Holdings, Inc. 14 171
Cantaloupe, Inc.* 17 177
Cass Information Systems, Inc. 4 178
Compass Diversified Holdings 21 157
Enact Holdings, Inc. 8 335
Essent Group Ltd. 31 1,886
EVERTEC, Inc. 21 595
Federal Agricultural Mortgage
Corp., Class
a
C 3 473
Finance of America Cos., Inc.,
Class
a
A* 2 39
Flywire Corp.* 38 468
HA Sustainable Infrastructure
Capital, Inc. 42 1,534
International Money Express,
Inc.* 8 126
Jackson Financial, Inc., Class
a
A 23 2,518
loanDepot, Inc., Class
a
A* 27 56
Marqeta, Inc., Class
a
A* 118 453
Merchants Bancorp 8 338
NCR Atleos Corp.* 24 1,063
NewtekOne, Inc. 6 74
NMI Holdings, Inc., Class
a
A* 24 943
Onity Group, Inc.* 2 84
Pagseguro Digital Ltd., Class
a
A 57 605
Payoneer Global, Inc.* 89 384
Paysafe Ltd.* 9 56
Paysign, Inc.* 9 32
PennyMac Financial Services,
Inc. 10 919
Priority Technology Holdings,
Inc.* 8 44
Radian Group, Inc. 45 1,553
Remitly Global, Inc.* 54 902
Repay Holdings Corp., Class
a
A* 21 58
Security National Financial
Corp., Class
a
A* 4 36
Sezzle, Inc.* 5 365
StoneCo Ltd., Class
a
A* 83 1,394
SWK Holdings Corp. 3 49
Velocity Financial, Inc.* 4 74
Walker & Dunlop, Inc. 11 506
Waterstone Financial, Inc. 8 143
20,039

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Food Products — 0.6%
Alico, Inc. 2 $ 83
B&G Foods, Inc. 24 127
Beyond Meat, Inc.(a) 125 118
BRC, Inc., Class
a
A* 28 18
Calavo Growers, Inc. 5 134
Cal-Maine Foods, Inc. 14 1,220
Dole plc 26 417
Fresh Del Monte Produce, Inc. 11 472
Hain Celestial Group, Inc. (The)* 27 22
J & J Snack Foods Corp. 5 435
John B Sanfilippo & Son, Inc. 3 248
Lifeway Foods, Inc.* 2 44
Limoneira Co. 4 56
Mama's Creations, Inc.* 11 189
Marzetti Co. (The) 7 1,150
Mission Produce, Inc.* 13 184
Seneca Foods Corp., Class
a
A* 2 278
Simply Good Foods Co. (The)* 29 495
SunOpta, Inc.* 30 194
Tootsie Roll Industries, Inc. 6 253
Utz Brands, Inc. 23 214
Vital Farms, Inc.* 12 253
Westrock Coffee Co.* 11 49
6,653
Gas Utilities — 1.0%
Brookfield Infrastructure Corp.,
Class
a
A 41 2,045
Chesapeake Utilities Corp. 8 1,088
New Jersey Resources Corp. 34 1,844
Northwest Natural Holding Co. 13 689
ONE Gas, Inc. 20 1,749
RGC Resources, Inc. 3 66
Southwest Gas Holdings, Inc. 21 1,852
Spire, Inc. 19 1,741
11,074
Ground Transportation — 0.3%
ArcBest Corp. 7 719
Covenant Logistics Group, Inc.,
Class
a
A 5 147
FTAI Infrastructure, Inc. 36 209
Heartland Express, Inc. 13 143
Hertz Global Holdings, Inc.(a) 39 177
Marten Transport Ltd. 19 258
Proficient Auto Logistics, Inc.* 7 53
RXO, Inc.* 52 830
Universal Logistics Holdings,
Inc. 3 50
Werner Enterprises, Inc. 20 702
3,288
Health Care Equipment & Supplies — 2.2%
Accuray, Inc.* 30 17
Acme United Corp. 1 45
Alphatec Holdings, Inc.* 36 490
AngioDynamics, Inc.* 12 137
Investments
Shares Value
Common Stocks (continued)
Anteris Technologies Global
Corp.* 9 $ 59
Artivion, Inc.* 14 539
AtriCure, Inc.* 16 500
Avanos Medical, Inc.* 14 197
Axogen, Inc.* 14 444
Beta Bionics, Inc.* 12 152
Bioventus, Inc., Class
a
A* 14 123
Butterfly Network, Inc.* 61 231
Ceribell, Inc.* 10 187
Cerus Corp.* 58 149
ClearPoint Neuro, Inc.* 8 101
CONMED Corp. 10 460
CVRx, Inc.* 4 33
Delcath Systems, Inc.* 9 80
Electromed, Inc.* 2 47
Embecta Corp. 18 185
Enovis Corp.* 20 509
Glaukos Corp.* 18 2,167
Haemonetics Corp.* 16 1,013
ICU Medical, Inc.* 8 1,205
Inogen, Inc.* 7 43
Integer Holdings Corp.* 11 954
Integra LifeSciences Holdings
Corp.* 21 239
iRadimed Corp. 3 311
IRhythm Holdings, Inc.* 10 1,338
Kestra Medical Technologies
Ltd.* 6 140
KORU Medical Systems, Inc.* 13 62
Lantheus Holdings, Inc.* 22 1,648
LeMaitre Vascular, Inc. 7 757
LENSAR, Inc.* 2 24
LivaNova plc* 18 1,271
Lucid Diagnostics, Inc.* 27 39
Merit Medical Systems, Inc.* 19 1,466
Myomo, Inc.* 11 9
Neogen Corp.* 68 764
Neuronetics, Inc.* 12 16
NeuroPace, Inc.* 7 102
Novocure Ltd.* 32 437
Omnicell, Inc.* 15 617
OraSure Technologies, Inc.* 22 69
Orthofix Medical, Inc.* 12 162
OrthoPediatrics Corp.* 7 134
Outset Medical, Inc.* 4 14
PROCEPT BioRobotics Corp.* 18 408
Pro-Dex, Inc.* 1 44
Pulmonx Corp.* 12 19
Pulse Biosciences, Inc.* 8 150
QuidelOrtho Corp.* 24 546
RxSight, Inc.* 11 82
Sanara Medtech, Inc.* 1 20
SANUWAVE Health, Inc.* 2 49
SI-BONE, Inc.* 12 186
Sight Sciences, Inc.* 13 67
STAAR Surgical Co.* 16 318
Stereotaxis, Inc.* 19 41
Tactile Systems Technology,
Inc.* 7 205

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Tandem Diabetes Care, Inc.* 21 $ 531
TransMedics Group, Inc.* 11 1,598
Treace Medical Concepts, Inc.* 15 28
UFP Technologies, Inc.* 2 421
Utah Medical Products, Inc. 1 67
Varex Imaging Corp.* 12 158
24,624
Health Care Providers & Services — 2.6%
Accendra Health, Inc.* 24 58
AdaptHealth Corp., Class
a
A* 32 293
Addus HomeCare Corp.* 6 621
agilon health, Inc.* 101 59
AirSculpt Technologies, Inc.* 4 6
Alignment Healthcare, Inc.* 54 1,038
AMN Healthcare Services, Inc.* 11 214
Ardent Health, Inc.* 7 66
Astrana Health, Inc.* 15 305
Aveanna Healthcare Holdings,
Inc.* 22 162
BrightSpring Health Services,
Inc.* 38 1,574
Brookdale Senior Living, Inc.* 76 1,163
Castle Biosciences, Inc.* 8 237
Clover Health Investments
Corp., Class
a
A* 132 276
Community Health Systems,
Inc.* 42 145
Concentra Group Holdings
Parent, Inc. 37 886
CorVel Corp.* 8 413
Cross Country Healthcare, Inc.* 9 78
DocGo, Inc.* 27 19
Enhabit, Inc.* 15 204
Ensign Group, Inc. (The) 18 3,855
Fulgent Genetics, Inc.* 8 123
GeneDx Holdings Corp.,
Class
a
A* 6 478
Guardant Health, Inc.* 42 3,944
Guardian Pharmacy Services,
Inc., Class
a
A* 7 235
HealthEquity, Inc.* 27 2,065
Hims & Hers Health, Inc.* 68 987
Innovage Holding Corp.* 6 54
Joint Corp. (The)* 4 35
LifeStance Health Group, Inc.* 52 376
Nano-X Imaging Ltd.* 20 47
National HealthCare Corp. 4 654
National Research Corp. 3 40
NeoGenomics, Inc.* 43 423
Nutex Health, Inc.* 1 110
Omada Health, Inc.* 2 25
Oncology Institute, Inc. (The)* 21 61
OPKO Health, Inc.* 133 160
Option Care Health, Inc.* 51 1,655
PACS Group, Inc.* 14 511
Pediatrix Medical Group, Inc.* 27 536
Pennant Group, Inc. (The)* 11 371
Privia Health Group, Inc.* 37 879
Progyny, Inc.* 25 442
Investments
Shares Value
Common Stocks (continued)
RadNet, Inc.* 22 $ 1,536
SBC Medical Group Holdings,
Inc.* 3 12
Select Medical Holdings Corp. 34 509
Sonida Senior Living, Inc.* 2 72
Strata Critical Medical, Inc.* 21 90
Surgery Partners, Inc.* 24 372
Talkspace, Inc.* 47 227
US Physical Therapy, Inc. 5 415
Viemed Healthcare, Inc.* 11 96
29,212
Health Care REITs — 0.9%
American Healthcare REIT, Inc. 54 2,821
CareTrust REIT, Inc. 72 2,925
Chiron Real Estate, Inc., REIT 4 139
Community Healthcare Trust,
Inc., REIT 9 154
Diversified Healthcare Trust,
REIT 70 473
LTC Properties, Inc., REIT 15 595
National Health Investors, Inc.,
REIT 15 1,261
Sabra Health Care REIT, Inc. 77 1,582
Sila Realty Trust, Inc., REIT 18 463
Universal Health Realty Income
Trust, REIT 4 174
10,587
Health Care Technology — 0.2%
Claritev Corp.* 3 41
Definitive Healthcare Corp.,
Class
a
A* 8 10
Evolent Health, Inc., Class
a
A* 39 127
Health Catalyst, Inc.* 21 34
HealthStream, Inc. 9 191
HeartFlow, Inc.* 6 139
LifeMD, Inc.* 12 32
OptimizeRx Corp.* 4 30
Phreesia, Inc.* 18 222
Schrodinger, Inc.* 18 217
Simulations Plus, Inc.* 4 49
Teladoc Health, Inc.* 56 295
TruBridge, Inc.* 3 58
Waystar Holding Corp.* 36 923
2,368
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. 71 870
Braemar Hotels & Resorts, Inc.,
REIT 17 49
Chatham Lodging Trust, REIT 14 108
DiamondRock Hospitality Co.,
REIT 64 643
Pebblebrook Hotel Trust, REIT 37 475
RLJ Lodging Trust, REIT 45 361
Ryman Hospitality Properties,
Inc., REIT 20 1,975
Service Properties Trust, REIT 50 115

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Summit Hotel Properties, Inc.,
REIT 35 $ 158
Sunstone Hotel Investors, Inc.,
REIT 57 529
Xenia Hotels & Resorts, Inc.,
REIT 30 458
5,741
Hotels, Restaurants & Leisure — 1.4%
Accel Entertainment, Inc.,
Class
a
A* 17 193
Bally's Corp.* 3 43
BJ's Restaurants, Inc.* 7 266
Black Rock Coffee Bar, Inc.,
Class
a
A* 4 53
Bloomin' Brands, Inc. 25 153
Brightstar Lottery plc 33 448
Brinker International, Inc.* 14 2,075
Cheesecake Factory, Inc. (The) 15 972
Cracker Barrel Old Country
Store, Inc.(a) 7 229
Dave & Buster's Entertainment,
Inc.* 8 118
Dine Brands Global, Inc. 5 155
El Pollo Loco Holdings, Inc.* 8 89
First Watch Restaurant Group,
Inc.* 18 224
Genius Sports Ltd.* 69 429
Global Business Travel Group I* 43 235
Golden Entertainment, Inc. 6 173
Hilton Grand Vacations, Inc.* 20 899
Inspired Entertainment, Inc.* 7 57
Jack in the Box, Inc. 7 118
Krispy Kreme, Inc. 24 90
Kura Sushi USA, Inc., Class
a
A* 2 141
Life Time Group Holdings, Inc.* 48 1,296
Lindblad Expeditions Holdings,
Inc.* 14 276
Marriott Vacations Worldwide
Corp. 8 520
Monarch Casino & Resort, Inc. 4 384
Nathan's Famous, Inc. 1 101
Navan, Inc., Class
a
A* 12 117
Papa John's International, Inc. 11 345
Portillo's, Inc., Class
a
A* 21 112
Pursuit Attractions and
Hospitality, Inc.* 7 243
RCI Hospitality Holdings, Inc. 3 66
Red Rock Resorts, Inc., Class
a
A 16 969
Rush Street Interactive, Inc.* 29 573
Sabre Corp.* 120 142
Serve Robotics, Inc.* 19 190
Shake Shack, Inc., Class
a
A* 13 1,248
Six Flags Entertainment Corp.* 30 511
Super Group SGHC Ltd. 50 535
Sweetgreen, Inc., Class
a
A* 33 183
Target Hospitality Corp.* 8 62
United Parks & Resorts, Inc.* 8 278
Xponential Fitness, Inc.,
Class
a
A* 8 34
15,345
Investments
Shares Value
Common Stocks (continued)
Household Durables — 1.6%
Bassett Furniture Industries,
Inc. 3 $ 45
Beazer Homes USA, Inc.* 8 205
Cavco Industries, Inc.* 3 1,732
Century Communities, Inc. 8 538
Champion Homes, Inc.* 18 1,683
Cricut, Inc., Class
a
A 15 64
Dream Finders Homes, Inc.,
Class
a
A* 11 199
Ethan Allen Interiors, Inc. 9 205
Flexsteel Industries, Inc. 1 51
Green Brick Partners, Inc.* 10 737
Hamilton Beach Brands Holding
Co., Class
a
A 2 38
Helen of Troy Ltd.* 8 141
Hovnanian Enterprises, Inc.,
Class
a
A* 2 251
Installed Building Products,
Inc.(a) 8 2,622
KB Home 21 1,335
La-Z-Boy, Inc. 14 500
Legacy Housing Corp.* 3 66
Leggett & Platt, Inc. 44 514
LGI Homes, Inc.* 7 363
Lovesac Co. (The)* 3 38
M/I Homes, Inc.* 8 1,137
Meritage Homes Corp. 23 1,735
Sonos, Inc.* 37 570
Taylor Morrison Home Corp.,
Class
a
A* 31 2,042
Traeger, Inc.* 9 8
Tri Pointe Homes, Inc.* 27 1,250
18,069
Household Products — 0.3%
Central Garden & Pet Co.* 3 118
Central Garden & Pet Co.,
Class
a
A* 16 553
Energizer Holdings, Inc. 22 475
Oil-Dri Corp. of America 3 203
Spectrum Brands Holdings, Inc. 8 627
WD-40 Co. 4 953
2,929
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 12 218
Montauk Renewables, Inc.* 21 32
Ormat Technologies, Inc. 20 2,074
2,324
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 8 276
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 16 94

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Innovative Industrial Properties,
Inc., REIT 8 $ 424
LXP Industrial Trust, REIT 19 941
One Liberty Properties, Inc.,
REIT 6 141
Terreno Realty Corp., REIT 34 2,246
3,846
Insurance — 1.5%
Abacus Global Management,
Inc. 13 119
American Coastal Insurance
Corp. 7 80
American Integrity Insurance
Group, Inc.* 4 81
AMERISAFE, Inc. 6 195
Ategrity Specialty Holdings
LLC* 2 44
Baldwin Insurance Group, Inc.
(The), Class
a
A* 23 534
Bowhead Specialty Holdings,
Inc.* 6 152
Citizens, Inc., Class
a
A* 14 76
CNO Financial Group, Inc. 31 1,296
Crawford & Co., Class
a
A 4 43
Donegal Group, Inc., Class
a
A 8 141
eHealth, Inc.* 8 10
Employers Holdings, Inc. 7 289
F&G Annuities & Life, Inc. 12 272
Fidelis Insurance Holdings Ltd. 20 381
Genworth Financial, Inc.,
Class
a
A* 132 1,114
Goosehead Insurance, Inc.,
Class
a
A* 8 434
Greenlight Capital Re Ltd.,
Class
a
A* 8 113
Hamilton Insurance Group Ltd.,
Class
a
B* 15 474
HCI Group, Inc. 4 706
Heritage Insurance Holdings,
Inc.* 8 223
Hippo Holdings, Inc.* 6 173
Horace Mann Educators Corp. 13 566
James River Group Holdings,
Inc. 11 77
Kingstone Cos., Inc. 5 82
Kingsway Financial Services,
Inc.* 6 73
Lemonade, Inc.* 20 1,035
MBIA, Inc.* 14 92
Mercury General Corp. 8 725
Octave Specialty Group, Inc.* 12 64
Oscar Health, Inc., Class
a
A* 65 887
Palomar Holdings, Inc.* 8 990
ProAssurance Corp.* 17 417
Root, Inc., Class
a
A* 4 208
Safety Insurance Group, Inc. 5 388
Selective Insurance Group, Inc. 20 1,681
Selectquote, Inc.* 46 40
SiriusPoint Ltd.* 32 676
Investments
Shares Value
Common Stocks (continued)
Skyward Specialty Insurance
Group, Inc.* 12 $ 558
Slide Insurance Holdings, Inc.* 9 171
Stewart Information Services
Corp. 8 568
Tiptree, Inc., Class
a
A 9 153
Trupanion, Inc.* 12 318
United Fire Group, Inc. 7 272
Universal Insurance Holdings,
Inc. 8 281
17,272
Interactive Media & Services — 0.3%
Angi, Inc., Class
a
A* 11 86
Arena Group Holdings, Inc.
(The)* 3 9
Bumble, Inc., Class
a
A* 23 70
Cargurus, Inc., Class
a
A* 26 798
Cars.com, Inc.* 17 145
EverQuote, Inc., Class
a
A* 8 127
fuboTV, Inc.* 109 128
Getty Images Holdings, Inc.* 36 28
Grindr, Inc.* 10 114
MediaAlpha, Inc., Class
a
A* 11 109
Nextdoor Holdings, Inc.* 69 121
QuinStreet, Inc.* 17 199
Rumble, Inc.* 35 189
Shutterstock, Inc. 8 134
Teads Holding Co.* 11 10
TripAdvisor, Inc.* 38 384
Webtoon Entertainment, Inc.* 5 56
Yelp, Inc., Class
a
A* 22 490
Ziff Davis, Inc.* 13 352
ZipRecruiter, Inc., Class
a
A* 19 34
3,583
IT Services — 0.5%
Applied Digital Corp.* 76 2,073
ASGN, Inc.* 14 601
Backblaze, Inc., Class
a
A* 17 64
BigBear.ai Holdings, Inc.* 141 558
Commerce.com, Inc., Series 1* 21 59
Crexendo, Inc.* 5 29
DigitalOcean Holdings, Inc.* 22 1,233
Fastly, Inc., Class
a
A* 44 841
Grid Dynamics Holdings, Inc.* 21 142
Hackett Group, Inc. (The) 7 96
Information Services Group,
Inc. 9 43
Rackspace Technology, Inc.* 24 47
TSS, Inc.* 6 62
Tucows, Inc., Class
a
A* 2 36
Unisys Corp.* 21 51
VTEX, Class
a
A* 17 58
Whitefiber, Inc.* 7 118
6,111
Leisure Products — 0.4%
Acushnet Holdings Corp. 8 819
American Outdoor Brands, Inc.* 3 27

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Callaway Golf Co.* 42 $ 590
Clarus Corp. 8 25
Escalade, Inc. 3 43
Funko, Inc., Class
a
A* 12 60
JAKKS Pacific, Inc. 3 66
Johnson Outdoors, Inc.,
Class
a
A 2 97
Latham Group, Inc.* 14 94
Malibu Boats, Inc., Class
a
A* 6 174
Marine Products Corp. 2 15
MasterCraft Boat Holdings,
Inc.* 5 109
Peloton Interactive, Inc.,
Class
a
A* 128 515
Polaris, Inc. 17 1,033
Smith & Wesson Brands, Inc. 13 155
Sturm Ruger & Co., Inc. 5 187
4,009
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class
a
A* 35 807
Adaptive Biotechnologies
Corp.* 48 769
Alpha Teknova, Inc.* 3 8
Atlantic International Corp.* 2 6
Azenta, Inc.* 13 351
BioLife Solutions, Inc.* 13 314
Codexis, Inc.* 27 27
CryoPort, Inc.* 15 126
Cytek Biosciences, Inc.* 39 175
Fortrea Holdings, Inc.* 29 311
Ginkgo Bioworks Holdings,
Inc.* 13 88
Lifecore Biomedical, Inc.* 8 58
Maravai LifeSciences Holdings,
Inc., Class
a
A* 36 128
MaxCyte, Inc.* 32 26
Mesa Laboratories, Inc. 2 193
OmniAb, Inc.* 33 57
Pacific Biosciences of
California, Inc.* 88 148
Personalis, Inc.* 15 136
Quanterix Corp.* 13 85
Quantum-Si, Inc.* 50 48
Standard BioTools, Inc.* 95 107
3,968
Machinery — 3.6%
3D Systems Corp.* 42 81
Aebi Schmidt Holding AG 11 159
AirJoule Technologies Corp.* 7 23
Alamo Group, Inc. 3 641
Albany International Corp.,
Class
a
A 10 576
Alliance Laundry Holdings, Inc.* 15 336
Astec Industries, Inc. 7 435
Atmus Filtration Technologies,
Inc. 26 1,678
Blue Bird Corp.* 10 583
CECO Environmental Corp.* 10 604
Investments
Shares Value
Common Stocks (continued)
Chart Industries, Inc.* 15 $ 3,109
Columbus McKinnon Corp. 11 209
Douglas Dynamics, Inc. 7 321
Eastern Co. (The) 2 37
Energy Recovery, Inc.* 16 167
Enerpac Tool Group Corp.,
Class
a
A 17 694
Enpro, Inc. 7 1,811
ESCO Technologies, Inc. 8 2,218
Federal Signal Corp. 20 2,329
Franklin Electric Co., Inc. 13 1,295
Gencor Industries, Inc.* 3 47
Gorman-Rupp Co. (The) 7 450
Graham Corp.* 3 244
Greenbrier Cos., Inc. (The) 10 564
Helios Technologies, Inc. 11 785
Hillman Solutions Corp.* 62 508
Hyster-Yale, Inc. 4 147
JBT Marel Corp. 17 2,618
Kadant, Inc. 4 1,357
Kennametal, Inc. 24 967
L B Foster Co., Class
a
A* 3 92
Lindsay Corp. 4 539
Luxfer Holdings plc 8 103
Manitowoc Co., Inc. (The)* 10 147
Mayville Engineering Co., Inc.* 4 84
Microvast Holdings, Inc.* 62 139
Miller Industries, Inc. 4 168
Mueller Water Products, Inc.,
Class
a
A 50 1,496
Omega Flex, Inc. 1 36
Palladyne AI Corp.(a) 8 56
Park-Ohio Holdings Corp. 3 77
Proto Labs, Inc.* 8 497
Richtech Robotics, Inc.,
Class
a
B* 50 124
SPX Technologies, Inc.* 16 3,631
Standex International Corp. 4 1,048
Tennant Co. 6 366
Terex Corp. 39 2,683
Titan International, Inc.* 16 156
Trinity Industries, Inc. 25 854
Wabash National Corp. 12 122
Watts Water Technologies, Inc.,
Class
a
A 8 2,630
Worthington Enterprises, Inc. 10 560
40,601
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 3 57
Costamare, Inc. 13 228
Genco Shipping & Trading Ltd. 10 241
Himalaya Shipping Ltd. 8 118
Matson, Inc. 10 1,661
Pangaea Logistics Solutions
Ltd. 9 84
Safe Bulkers, Inc. 16 105
2,494

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Media — 0.9%
Advantage Solutions, Inc.* 29 $ 15
AMC Networks, Inc., Class
a
A* 8 65
Boston Omaha Corp., Class
a
A* 6 74
Cable One, Inc.* 2 192
EchoStar Corp., Class
a
A* 45 5,199
Emerald Holding, Inc. 4 17
Entravision Communications
Corp., Class
a
A 19 59
EW Scripps Co. (The), Class
a
A* 20 83
Gambling.com Group Ltd.* 5 22
Gray Media, Inc. 27 140
Ibotta, Inc., Class
a
A* 5 125
iHeartMedia, Inc., Class
a
A* 41 134
John Wiley & Sons, Inc.,
Class
a
A 13 403
Magnite, Inc.* 46 627
National CineMedia, Inc. 21 75
Newsmax, Inc., Class
a
B* 14 83
Nexxen International Ltd.* 9 58
Optimum Communications,
Inc., Class
a
A* 82 118
PubMatic, Inc., Class
a
A* 11 89
Scholastic Corp. 7 243
Sinclair, Inc. 12 196
Stagwell, Inc., Class
a
A* 36 173
TechTarget, Inc.* 8 28
TEGNA, Inc. 51 1,068
Thryv Holdings, Inc.* 11 26
USA Today Co., Inc.* 46 274
9,586
Metals & Mining — 2.6%
Alpha Metallurgical Resources,
Inc.* 4 651
American Battery Technology
Co.* 38 140
Caledonia Mining Corp. plc 5 159
Century Aluminum Co.* 17 877
Coeur Mining, Inc.* 207 5,620
Commercial Metals Co. 38 2,785
Compass Minerals
International, Inc.* 11 277
Constellium SE, Class
a
A* 43 1,070
Contango ORE, Inc.* 4 120
Critical Metals Corp.* 15 152
Dakota Gold Corp.* 27 188
Ferroglobe plc 40 204
Friedman Industries, Inc. 2 37
Hecla Mining Co. 206 5,132
Idaho Strategic Resources, Inc.* 5 215
Ivanhoe Electric, Inc.* 34 585
Kaiser Aluminum Corp. 5 651
Lifezone Metals Ltd.* 8 37
Materion Corp. 7 1,141
Metallus, Inc.* 13 221
NioCorp Developments Ltd.* 35 186
Novagold Resources, Inc.* 97 1,292
Perpetua Resources Corp.* 27 995
Investments
Shares Value
Common Stocks (continued)
Ramaco Resources, Inc.,
Class
a
A* 13 $ 197
Ryerson Holding Corp. 14 366
SSR Mining, Inc.* 65 2,092
SunCoke Energy, Inc. 26 148
Tredegar Corp.* 8 74
United States Antimony Corp.* 40 358
US Gold Corp.* 3 65
USA Rare Earth, Inc.* 28 529
Vox Royalty Corp. 18 116
Warrior Met Coal, Inc. 17 1,415
Worthington Steel, Inc. 11 457
28,552
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
ACRES Commercial Realty
Corp.* 2 37
Adamas Trust, Inc. 27 222
Angel Oak Mortgage REIT, Inc. 3 26
Apollo Commercial Real Estate
Finance, Inc. 47 498
Arbor Realty Trust, Inc.(a) 60 476
Ares Commercial Real Estate
Corp. 16 80
ARMOUR Residential REIT,
Inc.(a) 36 646
Blackstone Mortgage Trust,
Inc., Class
a
A 51 980
BrightSpire Capital, Inc.,
Class
a
A 42 244
Chicago Atlantic Real Estate
Finance, Inc. 5 61
Chimera Investment Corp. 26 354
Claros Mortgage Trust, Inc.* 28 67
Dynex Capital, Inc. 47 659
Ellington Financial, Inc. 31 385
Franklin BSP Realty Trust, Inc. 26 237
Invesco Mortgage Capital, Inc. 22 185
KKR Real Estate Finance Trust,
Inc. 17 118
Ladder Capital Corp., Class
a
A 38 394
Lument Finance Trust, Inc. 14 19
MFA Financial, Inc. 33 334
Orchid Island Capital, Inc. 50 372
PennyMac Mortgage
Investment Trust 27 331
Ready Capital Corp. 49 91
Redwood Trust, Inc. 42 254
Rithm Property Trust, Inc. 1 15
Seven Hills Realty Trust 6 51
Sunrise Realty Trust, Inc. 2 19
TPG Mortgage Investment
Trust, Inc. 8 65
TPG RE Finance Trust, Inc. 21 178
Two Harbors Investment Corp. 33 341
7,739
Multi-Utilities — 0.4%
Avista Corp. 26 1,056
Black Hills Corp. 24 1,768

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Northwestern Energy Group,
Inc. 20 $ 1,399
Unitil Corp. 6 314
4,537
Office REITs — 0.4%
Brandywine Realty Trust, REIT 54 172
COPT Defense Properties, REIT 39 1,239
Douglas Emmett, Inc., REIT 51 504
Easterly Government
Properties, Inc., Class
a
A, REIT 14 326
Empire State Realty Trust, Inc.,
Class
a
A, REIT 46 271
Franklin Street Properties
Corp., REIT 24 20
Hudson Pacific Properties, Inc.,
REIT* 16 116
JBG SMITH Properties, REIT 19 289
NET Lease Office Properties,
REIT 5 68
Peakstone Realty Trust, REIT 13 271
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 42 319
Postal Realty Trust, Inc.,
Class
a
A, REIT 8 166
SL Green Realty Corp., REIT 23 848
4,609
Oil, Gas & Consumable Fuels — 3.1%
Ardmore Shipping Corp. 10 164
BKV Corp.* 7 219
California Resources Corp. 24 1,412
Calumet, Inc.* 22 593
Centrus Energy Corp., Class
a
A* 5 1,013
Clean Energy Fuels Corp.* 55 124
CNX Resources Corp.* 44 1,838
Comstock Resources, Inc.* 24 471
Core Natural Resources, Inc. 17 1,395
Crescent Energy Co., Class
a
A 75 875
CVR Energy, Inc.* 10 242
Delek US Holdings, Inc. 19 724
DHT Holdings, Inc. 43 838
Diversified Energy Co. 20 275
Dorian LPG Ltd. 12 444
Empire Petroleum Corp.* 4 13
Encore Energy Corp.* 58 157
Energy Fuels, Inc.* 73 1,556
Epsilon Energy Ltd. 5 26
Evolution Petroleum Corp. 8 36
Excelerate Energy, Inc., Class
a
A 8 322
FLEX LNG Ltd. 10 273
FutureFuel Corp. 7 30
Gevo, Inc.* 73 133
Golar LNG Ltd. 32 1,423
Granite Ridge Resources, Inc. 17 86
Green Plains, Inc.* 21 288
Gulfport Energy Corp.* 5 1,043
HighPeak Energy, Inc. 6 31
Infinity Natural Resources, Inc.,
Class
a
A* 6 100
Investments
Shares Value
Common Stocks (continued)
International Seaways, Inc. 13 $ 982
Kinetik Holdings, Inc., Class
a
A 14 637
Kolibri Global Energy, Inc.* 8 31
Kosmos Energy Ltd.* 151 352
Lightbridge Corp.* 8 103
Magnolia Oil & Gas Corp.,
Class
a
A 58 1,614
Murphy Oil Corp. 45 1,492
NACCO Industries, Inc.,
Class
a
A 1 57
Navigator Holdings Ltd. 12 252
New Fortress Energy, Inc.(a) 55 60
NextDecade Corp.* 44 237
NextNRG, Inc.* 11 7
Nordic American Tankers Ltd. 64 367
Northern Oil & Gas, Inc. 33 910
OPAL Fuels, Inc., Class
a
A* 6 13
Par Pacific Holdings, Inc.* 16 683
PBF Energy, Inc., Class
a
A 26 926
Peabody Energy Corp. 42 1,325
Prairie Operating Co.* 8 14
REX American Resources
Corp.* 8 285
Riley Exploration Permian, Inc. 5 144
Sable Offshore Corp.* 24 198
SandRidge Energy, Inc. 11 193
Scorpio Tankers, Inc. 15 1,186
SFL Corp. Ltd. 41 451
SM Energy Co. 79 1,827
Summit Midstream Corp.* 3 89
Talos Energy, Inc.* 43 527
Teekay Corp. Ltd. 16 207
Teekay Tankers Ltd., Class
a
A 8 626
Uranium Energy Corp.* 155 2,376
VAALCO Energy, Inc. 33 170
Vitesse Energy, Inc. 11 212
W&T Offshore, Inc. 31 82
World Kinect Corp. 18 449
XCF Global, Inc., Class
a
A* 9 2
35,230
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 5 75
Magnera Corp.* 9 117
Sylvamo Corp. 11 509
701
Passenger Airlines — 0.4%
Allegiant Travel Co.* 5 511
Frontier Group Holdings, Inc.* 26 115
JetBlue Airways Corp.* 94 521
Joby Aviation, Inc.* 164 1,650
SkyWest, Inc.* 13 1,353
Sun Country Airlines Holdings,
Inc.* 19 374
4,524
Personal Care Products — 0.2%
Beauty Health Co. (The)* 38 39
Edgewell Personal Care Co. 16 364

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Herbalife Ltd.* 32 $ 625
Honest Co., Inc. (The)* 28 78
Interparfums, Inc. 6 605
Lifevantage Corp. 2 9
Medifast, Inc.* 3 32
Nature's Sunshine Products,
Inc.* 5 138
Niagen Bioscience, Inc.* 16 81
Nu Skin Enterprises, Inc.,
Class
a
A 15 127
Olaplex Holdings, Inc.* 46 74
USANA Health Sciences, Inc.* 4 86
Waldencast plc, Class
a
A* 13 22
2,280
Pharmaceuticals — 2.1%
Aardvark Therapeutics, Inc.* 3 37
Aclaris Therapeutics, Inc.* 28 80
Alumis, Inc.* 18 534
Amneal Pharmaceuticals, Inc.* 48 663
Amphastar Pharmaceuticals,
Inc.* 13 263
Amylyx Pharmaceuticals, Inc.* 28 425
ANI Pharmaceuticals, Inc.* 6 443
Aquestive Therapeutics, Inc.* 33 132
Arvinas, Inc.* 20 265
Atea Pharmaceuticals, Inc.* 22 103
Atrium Therapeutics, Inc.* 5 72
Axsome Therapeutics, Inc.* 13 2,131
BioAge Labs, Inc.* 9 200
Biote Corp., Class
a
A* 8 17
Collegium Pharmaceutical, Inc.* 10 417
CorMedix, Inc.* 23 164
Crinetics Pharmaceuticals, Inc.* 32 1,315
Definium Therapeutics, Inc.* 30 524
Edgewise Therapeutics, Inc.* 22 670
Enliven Therapeutics, Inc.* 13 386
Esperion Therapeutics, Inc.* 74 248
Eton Pharmaceuticals, Inc.* 9 153
Evolus, Inc.* 16 69
EyePoint, Inc.* 24 421
Fulcrum Therapeutics, Inc.* 13 109
Harmony Biosciences Holdings,
Inc.* 14 400
Harrow, Inc.* 10 542
Indivior Pharmaceuticals, Inc.* 42 1,374
Innoviva, Inc.* 23 528
Journey Medical Corp.* 4 33
LB Pharmaceuticals, Inc.* 6 144
LENZ Therapeutics, Inc.(a) 4 54
Ligand Pharmaceuticals, Inc.* 6 1,190
Liquidia Corp.* 21 651
Maze Therapeutics, Inc.* 7 319
MBX Biosciences, Inc.* 8 260
MediWound Ltd.* 6 104
Nuvation Bio, Inc.* 76 449
Ocular Therapeutix, Inc.* 59 527
Omeros Corp.* 20 241
Pacira BioSciences, Inc.* 16 351
Phathom Pharmaceuticals, Inc.* 12 151
Investments
Shares Value
Common Stocks (continued)
Phibro Animal Health Corp.,
Class
a
A 7 $ 382
Prestige Consumer Healthcare,
Inc.* 16 1,109
Rapport Therapeutics, Inc.* 8 232
Septerna, Inc.* 7 203
SIGA Technologies, Inc. 12 78
Supernus Pharmaceuticals,
Inc.* 18 985
Tarsus Pharmaceuticals, Inc.* 13 982
Terns Pharmaceuticals, Inc.* 27 1,137
Theravance Biopharma, Inc.* 14 256
Third Harmonic Bio, Inc.*‡ 59 —
Trevi Therapeutics, Inc.* 29 346
WaVe Life Sciences Ltd.* 36 501
Xeris Biopharma Holdings, Inc.* 50 306
Zevra Therapeutics, Inc.* 17 152
23,828
Professional Services — 1.2%
Alight, Inc., Class
a
A 139 122
Asure Software, Inc.* 7 64
Barrett Business Services, Inc. 8 222
BlackSky Technology, Inc.* 12 226
CBIZ, Inc.* 16 458
Conduent, Inc.* 47 69
CRA International, Inc. 2 345
CSG Systems International, Inc. 8 639
Exponent, Inc. 17 1,237
Falcon's Beyond Global, Inc.,
Class
a
A(a) 4 26
First Advantage Corp.* 25 288
Forrester Research, Inc.* 3 18
Franklin Covey Co.* 4 52
Huron Consulting Group, Inc.* 6 848
IBEX Holdings Ltd.* 3 87
ICF International, Inc. 6 499
Innodata, Inc.* 10 442
Insperity, Inc. 12 267
Kelly Services, Inc., Class
a
A 9 87
Kforce, Inc. 6 162
Korn Ferry 17 1,065
Legalzoom.com, Inc.* 42 295
Maximus, Inc. 18 1,361
Mistras Group, Inc.* 4 61
Planet Labs PBC* 76 1,835
RCM Technologies, Inc.* 2 38
Resolute Holdings
Management, Inc.* 1 169
Resources Connection, Inc. 8 30
Spire Global, Inc.* 8 71
TIC Solutions, Inc.* 63 597
TriNet Group, Inc. 10 381
TrueBlue, Inc.* 8 34
TTEC Holdings, Inc.* 6 15
Upwork, Inc.* 39 523
Verra Mobility Corp., Class
a
A* 51 852
Willdan Group, Inc.* 5 446
13,931

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Real Estate Management & Development — 0.6%
Compass, Inc., Class
a
A* 207 $ 2,018
Cushman & Wakefield Ltd.* 76 1,019
Douglas Elliman, Inc.* 23 52
eXp World Holdings, Inc. 27 188
Forestar Group, Inc.* 6 172
FRP Holdings, Inc.* 4 96
Kennedy-Wilson Holdings, Inc. 40 435
Marcus & Millichap, Inc. 8 211
Maui Land & Pineapple Co.,
Inc.* 4 66
Newmark Group, Inc., Class
a
A 47 683
RE/MAX Holdings, Inc.,
Class
a
A* 5 32
Real Brokerage, Inc. (The)* 43 114
RMR Group, Inc. (The), Class
a
A 6 98
Seaport Entertainment Group,
Inc.* 2 47
St Joe Co. (The) 12 866
Stratus Properties, Inc.* 2 61
Tejon Ranch Co.* 8 141
Transcontinental Realty
Investors, Inc.* 1 37
6,336
Residential REITs — 0.2%
BRT Apartments Corp., REIT 4 59
Centerspace, REIT 5 314
Clipper Realty, Inc., REIT 4 12
Independence Realty Trust,
Inc., REIT 79 1,309
NexPoint Residential Trust, Inc.,
REIT 7 197
UMH Properties, Inc., REIT 25 377
Veris Residential, Inc., REIT 23 434
2,702
Retail REITs — 1.1%
Acadia Realty Trust, REIT 41 858
Alexander's, Inc., REIT 1 235
CBL & Associates Properties,
Inc., REIT 6 227
Curbline Properties Corp., REIT 34 946
FrontView REIT, Inc. 6 99
Getty Realty Corp., REIT 18 591
InvenTrust Properties Corp.,
REIT 24 749
Kite Realty Group Trust, REIT 70 1,823
Macerich Co. (The), REIT 84 1,719
NETSTREIT Corp., REIT(a) 26 540
Phillips Edison & Co., Inc., REIT 42 1,650
Saul Centers, Inc., REIT 4 136
SITE Centers Corp., REIT 15 92
Tanger, Inc., REIT 38 1,408
Urban Edge Properties, REIT 40 850
Whitestone REIT 14 213
12,136
Investments
Shares Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class
a
A* 16 $ 891
Aehr Test Systems* 8 299
Aeluma, Inc.* 4 62
Alpha & Omega Semiconductor
Ltd.* 9 189
Ambarella, Inc.* 13 784
Ambiq Micro, Inc.* 2 61
Atomera, Inc.* 8 40
Axcelis Technologies, Inc.* 10 826
Blaize Holdings, Inc.* 24 28
CEVA, Inc.* 9 188
Cohu, Inc.* 15 453
Credo Technology Group
Holding Ltd.* 50 5,614
Diodes, Inc.* 15 1,024
FormFactor, Inc.* 24 2,373
Ichor Holdings Ltd.* 11 523
Impinj, Inc.* 8 981
indie Semiconductor, Inc.,
Class
a
A(a) 61 223
Kopin Corp.* 55 122
Kulicke & Soffa Industries, Inc. 17 1,185
MaxLinear, Inc., Class
a
A* 26 453
Navitas Semiconductor Corp.,
Class
a
A* 50 450
NVE Corp. 2 138
PDF Solutions, Inc.* 10 338
Penguin Solutions, Inc.* 18 374
Photronics, Inc.* 19 711
Power Integrations, Inc. 18 863
Rambus, Inc.* 37 3,687
Rigetti Computing, Inc.* 104 1,812
Semtech Corp.* 27 2,436
Silicon Laboratories, Inc.* 11 2,250
SiTime Corp.* 7 2,785
SkyWater Technology, Inc.* 10 295
Synaptics, Inc.* 13 1,059
Ultra Clean Holdings, Inc.* 15 910
Veeco Instruments, Inc.* 19 581
35,008
Software — 4.0%
8x8, Inc.* 44 94
A10 Networks, Inc. 23 443
ACI Worldwide, Inc.* 35 1,389
Adeia, Inc. 34 703
Agilysys, Inc.* 8 577
Airship AI Holdings, Inc.* 6 16
Alarm.com Holdings, Inc.* 16 766
Alkami Technology, Inc.* 22 364
Amplitude, Inc., Class
a
A* 28 204
Appian Corp., Class
a
A* 13 347
Arteris, Inc.* 9 153
Asana, Inc., Class
a
A* 26 185
AudioEye, Inc.* 2 14
AvePoint, Inc.* 49 528
Bit Digital, Inc.* 103 172

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Bitdeer Technologies Group,
Class
a
A* 31 $ 239
Blackbaud, Inc.* 12 582
BlackLine, Inc.* 17 599
Blend Labs, Inc., Class
a
A* 61 102
Box, Inc., Class
a
A* 45 1,060
Braze, Inc., Class
a
A* 27 513
C3.ai, Inc., Class
a
A* 42 334
Cerence, Inc.* 12 95
Chaince Digital Holdings, Inc.* 12 70
Cipher Digital, Inc.* 105 1,638
Cleanspark, Inc.* 88 876
Clear Secure, Inc., Class
a
A 27 1,313
Clearwater Analytics Holdings,
Inc., Class
a
A* 92 2,152
Commvault Systems, Inc.* 15 1,276
Consensus Cloud Solutions,
Inc.* 6 181
Core Scientific, Inc.* 95 1,612
CS Disco, Inc.* 7 23
Digimarc Corp.* 4 18
Digital Turbine, Inc.* 35 142
Domo, Inc., Class
a
B* 9 32
D-Wave Quantum, Inc.* 109 2,047
eGain Corp.* 4 37
EverCommerce, Inc.* 4 46
Expensify, Inc., Class
a
A* 18 17
Five9, Inc.* 24 419
Freshworks, Inc., Class
a
A* 62 485
Hut 8 Corp.* 31 1,650
I3 Verticals, Inc., Class
a
A* 9 201
Intapp, Inc.* 21 471
InterDigital, Inc. 8 2,932
Kaltura, Inc.* 27 38
Life360, Inc.* 7 369
LiveRamp Holdings, Inc.* 21 571
MARA Holdings, Inc.* 120 1,073
Mitek Systems, Inc.* 14 204
N-able, Inc.* 23 101
NCR Voyix Corp.* 46 351
NextNav, Inc.* 30 483
ON24, Inc.* 11 88
OneSpan, Inc. 11 121
Ooma, Inc.* 7 87
Pagaya Technologies Ltd.,
Class
a
A* 17 190
PagerDuty, Inc.* 27 191
PAR Technology Corp.* 15 246
Porch Group, Inc.* 26 213
Progress Software Corp.* 14 586
Q2 Holdings, Inc.* 20 962
Qualys, Inc.* 12 1,110
Rapid7, Inc.* 20 124
Red Violet, Inc.* 4 173
ReposiTrak, Inc. 3 26
Rezolve AI plc* 55 128
Rimini Street, Inc.* 15 56
Riot Platforms, Inc.* 111 1,808
SEMrush Holdings, Inc.,
Class
a
A* 17 201
Investments
Shares Value
Common Stocks (continued)
Silvaco Group, Inc.* 2 $ 7
SoundHound AI, Inc., Class
a
A(a) 122 1,049
SoundThinking, Inc.* 2 15
Sprinklr, Inc., Class
a
A* 38 221
Sprout Social, Inc., Class
a
A* 16 103
SPS Commerce, Inc.* 12 678
Telos Corp.* 16 64
Tenable Holdings, Inc.* 39 750
Terawulf, Inc.(a) 99 1,606
Varonis Systems, Inc., Class
a
B* 38 878
Vertex, Inc., Class
a
A* 22 319
Via Transportation, Inc.,
Class
a
A* 5 86
Viant Technology, Inc., Class
a
A* 4 41
Weave Communications, Inc.* 19 96
WM Technology, Inc.* 27 18
Workiva, Inc., Class
a
A* 16 985
Xperi, Inc.* 14 86
Yext, Inc.* 32 182
Zeta Global Holdings Corp.,
Class
a
A* 61 1,034
44,835
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 12 156
Four Corners Property Trust,
Inc., REIT 36 919
Gladstone Land Corp., REIT 10 123
Outfront Media, Inc., REIT 47 1,354
Safehold, Inc., REIT 17 274
Smartstop Self Storage REIT,
Inc., REIT 10 334
3,160
Specialty Retail — 1.8%
1-800-Flowers.com, Inc.,
Class
a
A* 7 24
Abercrombie & Fitch Co.,
Class
a
A* 15 1,467
Academy Sports & Outdoors,
Inc. 22 1,323
Advance Auto Parts, Inc. 20 1,064
American Eagle Outfitters, Inc. 51 1,253
America's Car-Mart, Inc.* 2 40
Arhaus, Inc., Class
a
A* 16 132
Arko Corp. 24 154
Asbury Automotive Group, Inc.* 6 1,283
BARK, Inc.* 28 22
Barnes & Noble Education, Inc.* 4 35
Bed Bath & Beyond, Inc.* 21 112
Boot Barn Holdings, Inc.* 10 1,892
Buckle, Inc. (The) 10 536
Build-A-Bear Workshop, Inc. 4 195
Caleres, Inc. 10 119
Camping World Holdings, Inc.,
Class
a
A 19 158
Citi Trends, Inc.* 2 95
Designer Brands, Inc., Class
a
A 9 64
EVgo, Inc., Class
a
A* 42 115
Genesco, Inc.* 3 82

RUSSELL 2000 DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Group 1 Automotive, Inc. 4 $ 1,303
Haverty Furniture Cos., Inc. 4 95
J Jill, Inc. 4 69
Lands' End, Inc.* 5 80
MarineMax, Inc.* 6 183
Monro, Inc. 10 215
National Vision Holdings, Inc.* 26 701
OneWater Marine, Inc., Class
a
A* 3 34
Outdoor Holding Co.* 26 55
Petco Health & Wellness Co.,
Inc., Class
a
A* 24 61
RealReal, Inc. (The)* 32 392
Revolve Group, Inc., Class
a
A* 13 327
Sally Beauty Holdings, Inc.* 31 498
Shoe Carnival, Inc. 6 121
Signet Jewelers Ltd. 13 1,251
Sleep Number Corp.* 5 31
Sonic Automotive, Inc., Class
a
A 5 314
Stitch Fix, Inc., Class
a
A* 36 120
ThredUp, Inc., Class
a
A* 31 151
Torrid Holdings, Inc.* 9 9
Upbound Group, Inc. 19 408
Urban Outfitters, Inc.* 20 1,324
Victoria's Secret & Co.* 23 1,442
Warby Parker, Inc., Class
a
A* 32 800
Winmark Corp. 1 456
Zumiez, Inc.* 4 105
20,710
Technology Hardware, Storage & Peripherals — 0.6%
Corsair Gaming, Inc.* 14 77
Diebold Nixdorf, Inc.* 8 640
Eastman Kodak Co.* 15 110
GPGI, Inc., Class
a
A 21 471
Immersion Corp. 8 49
IonQ, Inc.* 110 4,221
Quantum Computing, Inc.* 63 530
Turtle Beach Corp.* 4 50
Xerox Holdings Corp. 39 70
6,218
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.* 37 759
Carter's, Inc. 12 403
Ermenegildo Zegna NV 19 214
Figs, Inc., Class
a
A* 28 432
G-III Apparel Group Ltd. 12 367
Kontoor Brands, Inc. 18 1,174
Lakeland Industries, Inc. 2 18
Movado Group, Inc. 5 125
Oxford Industries, Inc. 5 198
Rocky Brands, Inc. 2 90
Steven Madden Ltd. 23 830
Superior Group of Cos., Inc. 3 30
Wolverine World Wide, Inc. 25 442
5,082
Tobacco — 0.1%
Ispire Technology, Inc.* 5 12
Turning Point Brands, Inc. 6 822
Investments
Shares Value
Common Stocks (continued)
Universal Corp. 8 $ 430
1,264
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. 5 34
BlueLinx Holdings, Inc.* 2 132
Boise Cascade Co. 12 993
Custom Truck One Source, Inc.* 19 136
Distribution Solutions Group,
Inc.* 3 90
DNOW, Inc.* 62 730
DXP Enterprises, Inc.* 4 554
EVI Industries, Inc. 2 39
GATX Corp. 12 2,210
Global Industrial Co. 5 165
Herc Holdings, Inc. 11 1,538
Hudson Technologies, Inc.* 12 85
Karat Packaging, Inc. 3 74
McGrath RentCorp 8 888
NPK International, Inc.* 26 375
Rush Enterprises, Inc., Class
a
A 20 1,419
Rush Enterprises, Inc., Class
a
B 3 194
Titan Machinery, Inc.* 9 175
Transcat, Inc.* 3 234
Willis Lease Finance Corp. 1 204
Xometry, Inc., Class
a
A* 14 574
10,843
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.* 6 53
Water Utilities — 0.3%
American States Water Co. 13 969
Cadiz, Inc.* 17 88
California Water Service Group 19 857
Consolidated Water Co. Ltd. 5 189
Global Water Resources, Inc. 3 28
H2O America 11 592
Middlesex Water Co. 6 324
Pure Cycle Corp.* 6 63
York Water Co. (The) 5 164
3,274
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 24 101
Spok Holdings, Inc. 6 73
Telephone and Data Systems,
Inc. 32 1,432
1,606
Total Common Stocks
(Cost $934,526)
989,791
Number of
Rights
Rights — 0 .0% (c)
Oil, Gas & Consumable Fuels — 0.0% (c)
Empire Petroleum Corp.,
expiring 3/18/2026*
(Cost $–) 4 — (d)

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Securities Lending Reinvestments (e) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (f)
(Cost $6,883) 6,883 $ 6,883
Principal
Amount
Short-Term Investments — 11 .2%
Repurchase Agreements (g) — 11 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $125,743
(Cost $125,704) $ 125,704
125,704
Total Investments — 100.2%
(Cost $1,067,113) 1,122,378
Liabilities in excess of other assets — (0.2%) (2,680)
Net Assets — 100.0% $ 1,119,698
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $13,521, collateralized in the form of cash with a
value of $6,883 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $7,382 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.13%, and maturity dates ranging from March 19,
2026 – August 15, 2054. The total value of collateral is $14,265.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) Amount less than one dollar.
(e) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $6,883.
(f) Rate shown is the 7-day yield as of February 28, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts Purchased
Russell 2000 Dynamic Buffer ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 1 3/20/2026 U.S. Dollar $ 131,735 $ 3,055
Swap Agreements
Russell 2000 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
1,118,083 11/6/2026 Goldman Sachs International N/A
Russell 2000
®
Daily Buffer
Index (324,978)
1,118,083 (324,978)
Total Unrealized
Depreciation
(324,978)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) — 84 .8%
Aerospace & Defense — 1.9%
AAR Corp.* 1,685 $ 197,432
AeroVironment, Inc.* 1,627 410,411
AerSale Corp.* 1,383 10,787
AIRO Group Holdings, Inc.* 344 3,371
Archer Aviation, Inc., Class
a
A* 27,147 193,287
Astronics Corp.* 1,318 106,257
Byrna Technologies, Inc.(b) 779 9,956
Cadre Holdings, Inc. 1,226 54,422
Ducommun, Inc.* 594 73,413
Eve Holding, Inc.* 4,120 12,360
Firefly Aerospace, Inc.* 926 17,844
Intuitive Machines, Inc.(b) 4,707 77,571
Kratos Defense & Security
Solutions, Inc.* 7,173 618,169
Mercury Systems, Inc.* 2,239 199,338
Moog, Inc., Class
a
A 1,212 408,965
National Presto Industries, Inc. 221 29,159
Park Aerospace Corp. 786 20,766
Red Cat Holdings, Inc.* 4,405 51,318
Redwire Corp.(b) 3,149 28,561
Satellogic, Inc., Class
a
A* 3,611 10,833
V2X, Inc.* 991 69,122
Voyager Technologies, Inc.,
Class
a
A* 600 16,014
VSE Corp. 1,156 262,493
2,881,849
Air Freight & Logistics — 0.1%
Arrive AI, Inc.* 124 136
Forward Air Corp.* 925 23,393
Hub Group, Inc., Class
a
A 2,569 110,647
Radiant Logistics, Inc.* 1,559 11,568
145,744
Automobile Components — 1.0%
Adient plc* 3,506 85,266
Cooper-Standard Holdings,
Inc.* 728 27,984
Dana, Inc. 5,066 173,460
Dauch Corp.* 9,830 64,878
Dorman Products, Inc.* 1,189 140,136
Fox Factory Holding Corp.* 1,806 30,413
Garrett Motion, Inc. 6,837 139,201
Gentherm, Inc.* 1,309 42,896
Goodyear Tire & Rubber Co.
(The)* 11,875 97,969
Holley, Inc.* 3,286 13,407
LCI Industries 1,016 135,331
Motorcar Parts of America, Inc.* 574 5,935
Patrick Industries, Inc. 1,399 173,182
Phinia, Inc. 1,637 118,895
Solid Power, Inc.* 6,630 23,470
Standard Motor Products, Inc. 911 36,149
Strattec Security Corp.* 174 15,312
Visteon Corp. 1,180 112,891
XPEL, Inc.*(c) 1,092 46,541
1,483,316
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A(b) 6,141 $ 3,006
Livewire Group, Inc.* 1,578 2,651
Winnebago Industries, Inc. 1,172 46,751
52,408
Banks — 8.0%
1st Source Corp. 796 53,340
ACNB Corp. 445 22,428
Amalgamated Financial Corp. 986 37,951
Amerant Bancorp, Inc., Class
a
A 1,572 33,562
Ameris Bancorp 2,847 221,098
Ames National Corp. 381 10,291
Arrow Financial Corp. 700 23,317
Associated Banc-Corp. 7,157 189,016
Atlantic Union Bankshares
Corp. 6,137 227,437
Avidbank Holdings, Inc.* 126 3,639
Axos Financial, Inc.* 2,341 203,246
Banc of California, Inc. 5,523 102,010
BancFirst Corp. 899 98,890
Bancorp, Inc. (The)* 1,823 95,689
Bank First Corp. 388 52,252
Bank of Hawaii Corp. 1,696 128,506
Bank of Marin Bancorp 633 15,755
Bank of NT Butterfield & Son
Ltd. (The) 1,793 90,995
Bank7 Corp. 183 7,444
BankUnited, Inc. 3,250 151,775
Bankwell Financial Group, Inc. 305 14,243
Banner Corp. 1,465 86,215
Bar Harbor Bankshares 704 22,711
BayCom Corp. 442 12,995
BCB Bancorp, Inc. 666 5,328
Beacon Financial Corp. 3,588 106,707
Blue Foundry Bancorp* 774 10,201
Blue Ridge Bankshares, Inc. 2,898 11,766
Bridgewater Bancshares, Inc.* 899 16,434
Burke & Herbert Financial
Services Corp. 584 37,633
Business First Bancshares, Inc. 1,226 33,470
BV Financial, Inc.* 349 6,519
Byline Bancorp, Inc. 1,350 42,120
C&F Financial Corp. 132 9,612
California BanCorp 967 17,706
Camden National Corp. 722 33,328
Capital Bancorp, Inc. 501 14,734
Capital City Bank Group, Inc. 598 25,621
Capitol Federal Financial, Inc. 5,302 38,068
Carter Bankshares, Inc.* 965 20,111
Cathay General Bancorp 2,861 142,220
CB Financial Services, Inc. 195 6,788
Central Pacific Financial Corp. 1,129 35,959
CF Bankshares, Inc. 201 6,074
Chain Bridge Bancorp, Inc.,
Class
a
A* 95 3,277
Chemung Financial Corp. 178 9,883

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 616 $ 17,630
Citizens & Northern Corp. 742 16,665
Citizens Community Bancorp,
Inc. 409 7,121
Citizens Financial Services, Inc. 195 11,712
City Holding Co. 606 72,702
Civista Bancshares, Inc. 819 19,500
CNB Financial Corp. 1,257 35,209
Coastal Financial Corp.* 558 41,398
CoastalSouth Bancshares, Inc. 232 5,696
Colony Bankcorp, Inc. 730 14,476
Columbia Financial, Inc.* 1,168 20,907
Commercial Bancgroup, Inc.* 297 7,725
Community Financial System,
Inc. 2,276 137,812
Community Trust Bancorp, Inc. 686 41,187
Community West Bancshares 722 16,772
ConnectOne Bancorp, Inc. 2,050 54,387
Customers Bancorp, Inc.* 1,378 92,932
CVB Financial Corp. 5,627 108,207
Dime Community Bancshares,
Inc. 1,715 55,480
Eagle Bancorp Montana, Inc. 320 6,944
Eagle Bancorp, Inc. 1,212 30,845
Eagle Financial Services, Inc. 197 6,838
Eastern Bankshares, Inc. 9,530 186,407
ECB Bancorp, Inc.* 324 5,570
Enterprise Financial Services
Corp. 1,578 90,104
Equity Bancshares, Inc.,
Class
a
A 662 29,711
Esquire Financial Holdings, Inc. 313 31,607
Farmers & Merchants Bancorp,
Inc. 544 14,068
Farmers National Banc Corp. 1,571 20,313
FB Bancorp, Inc.* 766 10,088
FB Financial Corp. 1,783 97,512
Fidelity D&D Bancorp, Inc. 203 8,902
Financial Institutions, Inc. 853 26,767
Finward Bancorp 147 5,492
Finwise Bancorp* 402 6,770
First Bancorp 6,843 144,593
First Bancorp 1,736 98,587
First Bancorp, Inc. (The) 463 12,802
First Bank 930 14,806
First Busey Corp. 3,635 92,184
First Business Financial
Services, Inc. 341 18,636
First Capital, Inc. 141 7,163
First Commonwealth Financial
Corp. 4,488 78,675
First Community Bankshares,
Inc. 671 26,256
First Community Corp. 319 9,194
First Financial Bancorp 4,332 121,599
First Financial Bankshares, Inc. 5,791 179,116
First Financial Corp. 489 30,983
First Foundation, Inc.* 2,728 16,013
First Internet Bancorp 334 6,774
Investments
Shares Value
Common Stocks (a) (continued)
First Interstate BancSystem,
Inc., Class
a
A 3,847 $ 133,145
First Merchants Corp. 2,682 104,813
First Mid Bancshares, Inc. 937 38,426
First National Corp. 336 8,921
First United Corp. 260 9,222
First Western Financial, Inc.* 356 9,003
Firstsun Capital Bancorp* 541 19,730
Five Star Bancorp 671 26,122
Flagstar Bank NA 13,076 165,934
Flushing Financial Corp. 1,388 21,417
Franklin Financial Services
Corp. 179 9,215
FS Bancorp, Inc. 278 10,984
Fulton Financial Corp. 7,856 160,655
FVCBankcorp, Inc. 663 10,237
GBank Financial Holdings, Inc.
(b) 385 11,631
German American Bancorp, Inc. 1,560 64,490
Glacier Bancorp, Inc. 5,524 251,287
Great Southern Bancorp, Inc. 359 22,089
Greene County Bancorp, Inc. 303 6,687
Hancock Whitney Corp. 3,647 240,009
Hanmi Financial Corp. 1,291 33,708
Hanover Bancorp, Inc. 196 4,053
Hawthorn Bancshares, Inc. 251 8,280
HBT Financial, Inc. 492 13,264
Heritage Commerce Corp. 2,577 32,032
Heritage Financial Corp. 1,466 38,717
Hilltop Holdings, Inc. 1,872 70,069
Hingham Institution For Savings
(The) 70 19,538
Home Bancorp, Inc. 293 17,316
Home BancShares, Inc. 8,105 222,563
HomeTrust Bancshares, Inc. 688 28,992
Hope Bancorp, Inc. 5,323 59,937
Horizon Bancorp, Inc. 2,165 36,459
Independent Bank Corp. 2,167 169,178
Independent Bank Corp. 858 29,816
International Bancshares Corp. 2,347 157,507
Investar Holding Corp. 392 11,066
John Marshall Bancorp, Inc. 542 10,406
Kearny Financial Corp. 2,464 18,850
Lakeland Financial Corp. 1,083 62,911
Landmark Bancorp, Inc. 204 5,659
LCNB Corp. 582 9,888
LINKBANCORP, Inc. 927 8,019
Live Oak Bancshares, Inc. 1,523 55,239
MainStreet Bancshares, Inc. 304 6,749
Mechanics Bancorp 2,084 29,718
Mercantile Bank Corp. 682 35,232
Meridian Corp. 400 7,776
Metrocity Bankshares, Inc. 841 23,632
Metropolitan Bank Holding
Corp. 392 32,987
Mid Penn Bancorp, Inc. 840 27,023
Midland States Bancorp, Inc. 888 19,651
MVB Financial Corp. 481 12,987
National Bank Holdings Corp.,
Class
a
A 1,630 65,184
National Bankshares, Inc. 269 10,101

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
NB Bancorp, Inc. 1,716 $ 36,619
NBT Bancorp, Inc. 2,202 94,069
Nicolet Bankshares, Inc. 795 121,444
Northeast Bank 321 35,592
Northeast Community Bancorp,
Inc. 529 12,802
Northfield Bancorp, Inc. 1,589 21,197
Northpointe Bancshares, Inc. 884 15,965
Northrim Bancorp, Inc. 937 22,010
Northwest Bancshares, Inc. 6,248 77,788
Norwood Financial Corp. 429 12,467
Oak Valley Bancorp 294 9,408
OceanFirst Financial Corp. 2,418 43,669
OFG Bancorp 1,901 76,192
Ohio Valley Banc Corp. 163 6,949
Old National Bancorp 15,070 348,117
Old Second Bancorp, Inc. 2,170 42,597
OP Bancorp 505 6,747
Orange County Bancorp, Inc. 501 16,638
Origin Bancorp, Inc. 1,280 53,248
Orrstown Financial Services,
Inc. 805 28,932
Park National Corp. 637 104,806
Parke Bancorp, Inc. 429 11,952
Pathward Financial, Inc. 977 88,702
Patriot National Bancorp, Inc.* 2,947 3,684
PCB Bancorp 468 10,464
Peapack-Gladstone Financial
Corp. 688 23,041
Peoples Bancorp of North
Carolina, Inc. 181 6,916
Peoples Bancorp, Inc. 1,499 48,373
Peoples Financial Services
Corp. 402 21,547
Pioneer Bancorp, Inc.* 473 6,674
Plumas Bancorp 281 14,134
Ponce Financial Group, Inc.* 846 13,748
Preferred Bank 501 43,948
Primis Financial Corp. 905 11,955
Princeton Bancorp, Inc. 222 7,541
Provident Financial Services,
Inc. 5,542 116,604
QCR Holdings, Inc. 713 61,675
RBB Bancorp 697 14,986
Red River Bancshares, Inc. 211 18,716
Renasant Corp. 4,059 152,821
Republic Bancorp, Inc., Class
a
A 360 24,840
Rhinebeck Bancorp, Inc.* 194 3,104
Richmond Mutual Bancorp, Inc. 355 4,793
Riverview Bancorp, Inc. 881 4,713
S&T Bancorp, Inc. 1,644 68,736
SB Financial Group, Inc. 248 5,148
Seacoast Banking Corp. of
Florida 3,755 116,856
ServisFirst Bancshares, Inc. 2,219 179,761
Shore Bancshares, Inc. 1,326 24,637
Sierra Bancorp 524 18,854
Simmons First National Corp.,
Class
a
A 6,208 123,601
SmartFinancial, Inc. 625 24,506
Sound Financial Bancorp, Inc. 94 3,992
Investments
Shares Value
Common Stocks (a) (continued)
South Plains Financial, Inc. 557 $ 22,815
Southern First Bancshares,
Inc.* 335 18,706
Southern Missouri Bancorp,
Inc. 417 25,816
Southside Bancshares, Inc. 1,244 38,962
SR Bancorp, Inc. 319 5,279
Stellar Bancorp, Inc. 2,026 76,299
Stock Yards Bancorp, Inc. 1,130 72,478
Texas Capital Bancshares, Inc.* 1,956 186,407
Third Coast Bancshares, Inc.* 557 22,063
Timberland Bancorp, Inc. 322 12,262
Tompkins Financial Corp. 583 44,722
Towne Bank 3,159 108,227
TriCo Bancshares 1,303 62,257
Triumph Financial, Inc.* 976 54,519
TrustCo Bank Corp. 802 34,783
Trustmark Corp. 2,417 102,940
UMB Financial Corp. 3,128 362,473
Union Bankshares, Inc. 156 3,627
United Bankshares, Inc. 6,018 248,543
United Community Banks, Inc. 5,269 169,504
United Security Bancshares 596 6,192
Unity Bancorp, Inc. 316 16,808
Univest Financial Corp. 1,224 41,065
USCB Financial Holdings, Inc. 501 9,484
Valley National Bancorp 20,873 263,209
Virginia National Bankshares
Corp. 204 7,899
WaFd, Inc. 3,350 104,386
Washington Trust Bancorp, Inc. 820 27,626
WesBanco, Inc. 4,075 142,095
West Bancorp, Inc. 649 15,803
Westamerica Bancorp 1,044 52,879
Western New England Bancorp,
Inc. 780 10,023
WSFS Financial Corp. 2,409 152,996
12,461,150
Beverages — 0.1%
MGP Ingredients, Inc. 606 11,514
National Beverage Corp.* 1,035 37,622
Vita Coco Co., Inc. (The)* 2,050 119,023
Zevia PBC, Class
a
A* 2,387 3,199
171,358
Biotechnology — 7.5%
4D Molecular Therapeutics,
Inc.* 1,727 16,683
Abeona Therapeutics, Inc.(b) 1,878 9,615
Absci Corp.(b) 5,864 16,067
ACADIA Pharmaceuticals, Inc.* 5,352 131,445
Actuate Therapeutics, Inc.* 409 1,530
ADC Therapeutics SA* 3,705 15,191
ADMA Biologics, Inc.* 9,972 155,264
Agios Pharmaceuticals, Inc.* 2,428 73,398
Akebia Therapeutics, Inc.* 10,887 14,262
Aldeyra Therapeutics, Inc.* 2,334 12,744
Alector, Inc.* 3,453 8,391
Alkermes plc* 6,978 210,038

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Allogene Therapeutics, Inc.* 6,614 $ 18,387
Altimmune, Inc.* 3,812 16,430
Amicus Therapeutics, Inc.* 12,812 184,108
AnaptysBio, Inc.* 794 43,710
Anavex Life Sciences Corp.* 3,594 15,921
Anika Therapeutics, Inc.* 534 7,668
Annexon, Inc.* 4,301 24,086
Apogee Therapeutics, Inc.* 1,654 115,780
Arbutus Biopharma Corp.* 6,509 30,332
Arcellx, Inc.* 1,472 167,499
Arcturus Therapeutics Holdings,
Inc.* 1,089 8,963
Arcus Biosciences, Inc.* 3,380 68,851
Arcutis Biotherapeutics, Inc.* 4,733 127,649
Ardelyx, Inc.* 10,305 67,498
ArriVent Biopharma, Inc.(b) 1,269 29,149
Arrowhead Pharmaceuticals,
Inc.* 5,707 361,082
ARS Pharmaceuticals, Inc.(b) 2,537 23,543
aTyr Pharma, Inc.* 4,124 3,958
Aura Biosciences, Inc.* 1,888 11,120
Aurinia Pharmaceuticals, Inc.* 5,134 72,749
Avidity Biosciences, Inc.* 4,985 358,920
Avita Medical, Inc.(b) 522 2,626
Beam Therapeutics, Inc.* 4,113 117,056
Benitec Biopharma, Inc.* 638 6,954
Bicara Therapeutics, Inc.* 1,355 22,737
BioCryst Pharmaceuticals, Inc.* 10,057 87,999
Biohaven Ltd.* 4,034 46,472
Bridgebio Pharma, Inc.* 6,826 453,793
Bright Minds Biosciences, Inc.* 216 18,105
Candel Therapeutics, Inc.* 1,884 9,891
Capricor Therapeutics, Inc.* 1,653 46,168
Cardiff Oncology, Inc.(b) 2,665 5,170
CareDx, Inc.* 2,241 42,041
Cartesian Therapeutics, Inc.* 452 3,431
Catalyst Pharmaceuticals, Inc.* 4,981 114,962
Celcuity, Inc.* 1,384 154,607
Celldex Therapeutics, Inc.* 2,817 84,764
CG oncology, Inc.* 2,403 141,296
Cogent Biosciences, Inc.* 5,979 232,284
Coherus Oncology, Inc.(b) 4,561 7,617
Compass Therapeutics, Inc.* 5,628 31,798
Corvus Pharmaceuticals, Inc.* 2,463 44,974
CRISPR Therapeutics AG(b) 3,750 225,525
Cullinan Therapeutics, Inc.* 2,321 35,976
Cytokinetics, Inc.* 5,026 312,718
Day One Biopharmaceuticals,
Inc.* 3,373 35,754
Denali Therapeutics, Inc.* 5,696 120,641
Design Therapeutics, Inc.* 1,030 10,753
DiaMedica Therapeutics, Inc.(b) 1,460 11,607
Dianthus Therapeutics, Inc.* 1,055 58,225
Disc Medicine, Inc.* 1,074 71,550
Dyne Therapeutics, Inc.* 5,323 83,145
Editas Medicine, Inc.* 3,897 8,573
Eledon Pharmaceuticals, Inc.* 2,414 6,325
Emergent BioSolutions, Inc.* 2,243 18,281
Enanta Pharmaceuticals, Inc.* 1,171 16,745
Entrada Therapeutics, Inc.* 1,226 14,626
Investments
Shares Value
Common Stocks (a) (continued)
Erasca, Inc.* 7,465 $ 101,972
Fate Therapeutics, Inc.* 4,677 6,922
Fennec Pharmaceuticals, Inc.* 1,006 8,541
Foghorn Therapeutics, Inc.* 1,430 8,122
Geron Corp.* 23,492 39,467
Gossamer Bio, Inc.* 8,261 3,510
GRAIL, Inc.* 1,514 80,590
Greenwich Lifesciences, Inc.(b) 270 7,484
Gyre Therapeutics, Inc.* 506 4,169
Heron Therapeutics, Inc.* 6,607 7,862
Humacyte, Inc.(b) 6,670 7,437
Ideaya Biosciences, Inc.* 3,456 111,283
ImmunityBio, Inc.(b) 12,690 124,108
Immunome, Inc.* 4,030 88,096
Immunovant, Inc.* 3,016 83,634
Inhibikase Therapeutics, Inc.(b) 2,598 5,326
Inhibrx Biosciences, Inc.* 388 28,762
Inmune Bio, Inc.(b) 875 1,129
Intellia Therapeutics, Inc.* 4,426 60,990
Iovance Biotherapeutics, Inc.(b) 13,226 51,052
Ironwood Pharmaceuticals,
Inc., Class
a
A* 6,883 23,540
Jade Biosciences, Inc. 1,993 29,556
Janux Therapeutics, Inc.* 1,843 25,083
KalVista Pharmaceuticals, Inc.* 1,648 26,829
Keros Therapeutics, Inc.* 1,256 17,823
Kodiak Sciences, Inc.* 1,409 37,761
Korro Bio, Inc.* 286 3,469
Krystal Biotech, Inc.* 1,068 294,384
Kura Oncology, Inc.* 3,470 30,293
Kymera Therapeutics, Inc.* 2,426 221,615
Larimar Therapeutics, Inc.* 2,087 11,082
Lexeo Therapeutics, Inc.* 2,710 19,458
Madrigal Pharmaceuticals, Inc.* 801 346,032
MannKind Corp.* 13,020 42,706
MapLight Therapeutics, Inc.* 727 12,555
MeiraGTx Holdings plc* 1,944 14,697
MiMedx Group, Inc.* 5,089 24,885
Mineralys Therapeutics, Inc.* 2,014 58,930
Mirum Pharmaceuticals, Inc.* 1,764 162,800
Monopar Therapeutics, Inc.* 196 10,742
Monte Rosa Therapeutics, Inc.* 2,008 35,642
Myriad Genetics, Inc.* 3,916 18,053
Neurogene, Inc.* 426 10,007
Nkarta, Inc.* 1,828 4,936
Novavax, Inc.(b) 6,440 65,302
Nurix Therapeutics, Inc.* 4,311 68,847
Nuvalent, Inc., Class
a
A* 2,155 219,702
Nuvectis Pharma, Inc.* 664 5,883
Olema Pharmaceuticals, Inc.* 2,560 61,952
Organogenesis Holdings, Inc.,
Class
a
A* 2,938 9,431
ORIC Pharmaceuticals, Inc.* 2,845 38,265
Oruka Therapeutics, Inc.* 1,661 57,155
Palvella Therapeutics, Inc.* 312 42,126
Perspective Therapeutics, Inc.* 2,562 13,835
Praxis Precision Medicines,
Inc.* 1,060 356,955
Precigen, Inc.* 7,754 29,388
Prime Medicine, Inc.* 4,279 19,769

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Protagonist Therapeutics, Inc.* 2,505 $ 230,660
Protalix BioTherapeutics, Inc.* 3,105 8,942
Protara Therapeutics, Inc.* 1,517 9,648
Prothena Corp. plc* 1,896 16,438
PTC Therapeutics, Inc.* 3,343 227,959
Puma Biotechnology, Inc.* 1,853 10,562
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 16,362 60,049
REGENXBIO, Inc.* 2,015 18,216
Relay Therapeutics, Inc.* 6,054 62,114
Replimune Group, Inc.* 2,977 22,774
Rezolute, Inc.* 3,472 11,145
Rhythm Pharmaceuticals, Inc.* 2,275 210,961
Rigel Pharmaceuticals, Inc.* 757 26,298
Rocket Pharmaceuticals, Inc.* 3,642 18,246
Sana Biotechnology, Inc.* 7,104 29,908
Savara, Inc.* 6,091 36,668
Scholar Rock Holding Corp.* 3,536 156,539
SELLAS Life Sciences Group,
Inc.(b) 5,327 26,262
Sionna Therapeutics, Inc.* 689 25,176
Soleno Therapeutics, Inc.* 2,010 78,531
Solid Biosciences, Inc.* 2,536 15,749
Spyre Therapeutics, Inc.* 2,964 127,482
Stoke Therapeutics, Inc.* 1,929 70,235
Syndax Pharmaceuticals, Inc.* 3,664 79,545
Tango Therapeutics, Inc.* 4,575 50,966
Taysha Gene Therapies, Inc.* 9,497 43,021
Tectonic Therapeutic, Inc.(b) 472 11,068
Tevogen Bio Holdings, Inc.* 1,767 467
TG Therapeutics, Inc.* 6,248 188,002
Tonix Pharmaceuticals Holding
Corp.* 499 6,971
Travere Therapeutics, Inc.* 3,546 105,635
TriSalus Life Sciences, Inc.* 1,306 6,608
TuHURA Biosciences, Inc.(b) 1,427 2,383
Twist Bioscience Corp.* 2,572 120,678
Tyra Biosciences, Inc.* 1,114 37,107
Upstream Bio, Inc.* 1,412 10,844
UroGen Pharma Ltd.* 1,586 34,416
Vanda Pharmaceuticals, Inc.* 2,396 21,348
Vaxcyte, Inc.* 5,344 329,939
Vera Therapeutics, Inc.,
Class
a
A* 2,390 97,488
Veracyte, Inc.* 3,369 123,272
Verastem, Inc.* 2,300 13,156
Vericel Corp.* 2,168 77,354
Vir Biotechnology, Inc.* 3,830 34,815
Viridian Therapeutics, Inc.* 3,438 101,008
Voyager Therapeutics, Inc.* 2,003 8,212
X4 Pharmaceuticals, Inc.* 1 3
Xencor, Inc.* 3,030 38,693
Xenon Pharmaceuticals, Inc.* 3,270 141,362
XOMA Royalty Corp.* 410 10,467
Zenas Biopharma, Inc.* 813 21,423
Zymeworks, Inc.* 2,147 50,004
11,695,981
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 1,094 13,806
Investments
Shares Value
Common Stocks (a) (continued)
Kohl's Corp. 4,694 $ 76,841
Savers Value Village, Inc.* 1,649 15,550
106,197
Building Products — 1.4%
American Woodmark Corp.* 618 30,962
Apogee Enterprises, Inc. 912 36,316
AZZ, Inc. 1,277 173,646
CSW Industrials, Inc. 700 206,031
Gibraltar Industries, Inc.* 1,284 58,396
Griffon Corp. 1,649 140,561
Insteel Industries, Inc. 805 30,010
Janus International Group, Inc.* 5,834 40,605
JELD-WEN Holding, Inc.* 3,654 7,162
Masterbrand, Inc.* 5,466 55,316
Modine Manufacturing Co.* 2,255 512,449
Quanex Building Products
Corp. 1,984 40,731
Resideo Technologies, Inc.* 5,556 215,017
Tecnoglass, Inc. 1,165 53,077
UFP Industries, Inc. 2,504 257,687
Zurn Elkay Water Solutions
Corp. 6,470 329,841
2,187,807
Capital Markets — 1.4%
Acadian Asset Management,
Inc. 1,153 62,100
AlTi Global, Inc.(b) 1,861 8,244
Artisan Partners Asset
Management, Inc., Class
a
A 2,692 108,434
Bakkt, Inc., Class
a
A(b) 617 5,898
BGC Group, Inc., Class
a
A 15,602 148,531
Cohen & Steers, Inc. 1,195 79,910
Diamond Hill Investment Group,
Inc. 109 18,734
DigitalBridge Group, Inc. 7,622 117,760
Donnelley Financial Solutions,
Inc.* 1,100 54,736
Fold Holdings, Inc.* 264 393
Forge Global Holdings, Inc.* 476 21,420
GCM Grosvenor, Inc., Class
a
A 2,237 25,904
Innventure, Inc.* 1,174 3,334
Marex Group plc 2,370 103,000
MarketWise, Inc. 86 1,206
Miami International Holdings,
Inc.* 1,011 43,069
Moelis & Co., Class
a
A 3,198 189,833
Open Lending Corp.* 4,350 5,785
Patria Investments Ltd., Class
a
A 2,847 37,353
Perella Weinberg Partners,
Class
a
A 2,674 49,496
Piper Sandler Cos. 752 222,254
PJT Partners, Inc., Class
a
A 986 145,612
Ridgepost Capital, Inc., Class
a
A 2,514 20,288
Siebert Financial Corp.* 607 1,153
Silvercrest Asset Management
Group, Inc., Class
a
A 297 4,516
StepStone Group, Inc., Class
a
A 3,002 129,506
StoneX Group, Inc.* 2,108 268,770

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Strive, Inc., Class
a
A(b) 598 $ 4,748
Value Line, Inc. 32 1,176
Victory Capital Holdings, Inc.,
Class
a
A 1,905 131,788
Virtus Investment Partners, Inc. 277 38,326
Webull Corp.* 11,744 68,233
Westwood Holdings Group, Inc. 321 5,380
WisdomTree, Inc.(b) 5,324 91,094
2,217,984
Chemicals — 1.4%
AdvanSix, Inc. 1,128 20,112
American Vanguard Corp.* 1,099 5,066
Arq, Inc.* 1,375 4,826
Ascent Industries Co.* 353 6,057
ASP Isotopes, Inc.(b) 3,978 21,243
Aspen Aerogels, Inc.* 2,851 8,895
Avient Corp. 3,955 162,432
Balchem Corp. 1,414 256,542
Cabot Corp. 2,288 174,208
Chemours Co. (The) 6,484 118,268
Core Molding Technologies,
Inc.* 348 6,351
Ecovyst, Inc.* 4,912 55,358
Flotek Industries, Inc.(b) 613 9,410
Hawkins, Inc. 840 125,244
HB Fuller Co. 2,354 154,705
Ingevity Corp.* 1,569 113,015
Innospec, Inc. 1,070 81,941
Intrepid Potash, Inc.* 463 17,117
Koppers Holdings, Inc. 814 30,769
Kronos Worldwide, Inc. 940 5,461
LSB Industries, Inc.* 2,309 26,831
Mativ Holdings, Inc. 2,325 25,203
Minerals Technologies, Inc. 1,360 96,043
Orion SA 2,388 13,588
Perimeter Solutions, Inc.* 5,989 140,622
PureCycle Technologies, Inc.(b) 5,586 35,248
Quaker Chemical Corp. 593 87,189
Rayonier Advanced Materials,
Inc.* 2,773 26,260
Sensient Technologies Corp. 1,820 184,785
Solesence, Inc.* 808 1,034
Stepan Co. 929 47,277
Trinseo plc(b) 1,461 336
Tronox Holdings plc 5,145 38,485
Valhi, Inc. 105 1,467
2,101,388
Commercial Services & Supplies — 1.2%
ABM Industries, Inc. 2,624 116,768
ACCO Brands Corp. 3,758 15,295
ACV Auctions, Inc., Class
a
A* 7,226 35,118
BrightView Holdings, Inc.* 3,094 42,666
Brink's Co. (The) 1,809 211,237
Casella Waste Systems, Inc.,
Class
a
A* 2,704 251,905
Cimpress plc* 747 54,568
CompX International, Inc. 65 1,528
CoreCivic, Inc.* 4,548 80,409
Investments
Shares Value
Common Stocks (a) (continued)
Deluxe Corp. 1,904 $ 52,836
Ennis, Inc. 1,053 22,229
Enviri Corp.* 3,272 61,939
GEO Group, Inc. (The)* 5,822 87,563
Healthcare Services Group,
Inc.* 3,030 65,963
HNI Corp. 2,739 123,145
Interface, Inc., Class
a
A 2,496 78,599
Liquidity Services, Inc.* 999 31,578
MillerKnoll, Inc. 2,945 59,312
Mobile Infrastructure Corp.,
Class
a
A(b) 558 1,696
Montrose Environmental Group,
Inc.* 1,422 41,551
NL Industries, Inc. 361 2,231
OPENLANE, Inc.* 4,532 129,207
Perma-Fix Environmental
Services, Inc.* 743 10,135
Pitney Bowes, Inc. 6,942 74,488
Quad/Graphics, Inc. 1,245 8,603
UniFirst Corp. 629 147,702
Vestis Corp.* 4,960 39,035
Virco Mfg. Corp. 486 3,086
1,850,392
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.* 3,198 32,620
Applied Optoelectronics, Inc.* 2,596 218,661
Aviat Networks, Inc.* 497 12,445
BK Technologies Corp.* 124 10,799
Calix, Inc.* 2,592 134,188
Clearfield, Inc.* 494 15,531
Digi International, Inc.* 1,568 76,550
Extreme Networks, Inc.* 5,680 79,406
Harmonic, Inc.* 4,840 51,449
Inseego Corp.(b) 539 6,657
NETGEAR, Inc.* 1,176 24,249
NetScout Systems, Inc.* 3,009 87,893
Ribbon Communications, Inc.* 4,035 8,998
Viasat, Inc.* 5,319 243,504
Viavi Solutions, Inc.* 9,525 282,988
Vistance Networks, Inc.* 9,390 164,982
1,450,920
Construction & Engineering — 2.4%
Ameresco, Inc., Class
a
A* 1,382 42,096
Arcosa, Inc. 2,088 224,418
Argan, Inc. 581 262,176
Bowman Consulting Group
Ltd., Class
a
A* 605 20,292
Centuri Holdings, Inc.* 3,368 104,408
Concrete Pumping Holdings,
Inc.* 945 6,369
Construction Partners, Inc.,
Class
a
A* 2,022 271,696
Dycom Industries, Inc.* 1,207 506,964
Fluor Corp.* 6,931 362,561
Granite Construction, Inc. 1,886 253,592
Great Lakes Dredge & Dock
Corp.* 2,863 48,528

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
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PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
IES Holdings, Inc.* 387 $ 191,700
Legence Corp., Class
a
A* 1,593 92,474
Limbach Holdings, Inc.* 458 41,870
Matrix Service Co.* 1,164 12,792
MYR Group, Inc.* 663 178,984
NWPX Infrastructure, Inc.* 409 31,738
Orion Group Holdings, Inc.* 1,620 22,243
Primoris Services Corp. 2,329 351,027
Southland Holdings, Inc.* 537 601
Sterling Infrastructure, Inc.* 1,284 549,719
Tutor Perini Corp. 1,916 144,409
3,720,657
Construction Materials — 0.2%
Knife River Corp.* 2,462 219,069
Smith-Midland Corp.* 118 4,532
Titan America SA(b) 1,048 18,990
United States Lime & Minerals,
Inc. 466 53,198
295,789
Consumer Finance — 0.8%
Atlanticus Holdings Corp.* 227 11,874
Bread Financial Holdings, Inc. 1,968 139,453
Consumer Portfolio Services,
Inc.* 414 3,353
Dave, Inc.* 448 86,585
Encore Capital Group, Inc.* 967 66,036
Enova International, Inc.* 1,041 144,751
FirstCash Holdings, Inc. 1,706 328,900
Green Dot Corp., Class
a
A* 2,308 26,681
Jefferson Capital, Inc. 340 7,014
LendingClub Corp.* 4,872 72,642
LendingTree, Inc.* 480 17,938
Medallion Financial Corp. 698 7,043
Navient Corp. 2,927 25,728
Nelnet, Inc., Class
a
A 481 62,270
NerdWallet, Inc., Class
a
A* 1,842 19,986
Oportun Financial Corp.* 1,740 9,013
OppFi, Inc. 1,146 10,520
PRA Group, Inc.* 1,675 26,381
PROG Holdings, Inc. 1,693 59,611
Regional Management Corp. 387 12,314
Upstart Holdings, Inc.* 3,665 99,798
Vroom, Inc.* 44 661
World Acceptance Corp.* 129 17,400
1,255,952
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 1,409 91,994
Chefs' Warehouse, Inc. (The)* 1,569 112,011
Grocery Outlet Holding Corp.* 4,077 40,281
HF Foods Group, Inc.* 1,725 3,605
Ingles Markets, Inc., Class
a
A 629 53,528
Natural Grocers by Vitamin
Cottage, Inc. 547 14,785
PriceSmart, Inc. 1,104 170,700
United Natural Foods, Inc.* 2,577 98,467
Village Super Market, Inc.,
Class
a
A 391 15,308
Investments
Shares Value
Common Stocks (a) (continued)
Weis Markets, Inc. 591 $ 40,046
640,725
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 5,999 29,095
Greif, Inc., Class
a
A 1,091 79,283
Greif, Inc., Class
a
B 199 17,389
Myers Industries, Inc. 1,596 35,703
O-I Glass, Inc.* 6,615 88,641
Ranpak Holdings Corp.,
Class
a
A* 2,020 10,342
TriMas Corp. 1,375 53,735
314,188
Distributors — 0.1%
GigaCloud Technology, Inc.,
Class
a
A* 1,056 46,823
Gold. Com, Inc. 818 47,010
Weyco Group, Inc. 262 8,193
102,026
Diversified Consumer Services — 1.0%
American Public Education,
Inc.* 747 34,228
Carriage Services, Inc., Class
a
A 611 28,149
Coursera, Inc.* 6,142 39,370
Covista, Inc.* 1,546 151,508
Driven Brands Holdings, Inc.* 2,566 28,226
European Wax Center, Inc.,
Class
a
A* 1,256 7,184
Frontdoor, Inc.* 3,156 216,407
Graham Holdings Co., Class
a
B 139 146,396
KinderCare Learning Cos., Inc.* 1,358 4,753
Laureate Education, Inc.* 5,472 176,965
Lincoln Educational Services
Corp.* 1,274 46,170
Matthews International Corp.,
Class
a
A 1,283 33,910
McGraw Hill, Inc.* 1,247 17,458
Mister Car Wash, Inc.* 4,266 30,374
Nerdy, Inc.(b) 2,555 2,465
OneSpaWorld Holdings Ltd. 4,298 92,536
Perdoceo Education Corp. 2,820 94,047
Phoenix Education Partners,
Inc. 212 6,275
Strategic Education, Inc. 1,003 82,527
Stride, Inc.* 1,838 155,090
Udemy, Inc.* 4,112 20,683
Universal Technical Institute,
Inc.* 2,010 72,762
Zspace, Inc.* 243 64
1,487,547
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 3,142 65,322
Alpine Income Property Trust,
Inc., REIT 568 11,201
American Assets Trust, Inc.,
REIT 2,237 43,666

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Armada Hoffler Properties, Inc.,
REIT 3,441 $ 21,506
Broadstone Net Lease, Inc.,
REIT 8,166 158,339
CTO Realty Growth, Inc., REIT 1,350 26,298
Essential Properties Realty
Trust, Inc., REIT 8,551 290,221
Gladstone Commercial Corp.,
REIT 1,994 24,905
Global Net Lease, Inc., REIT 8,529 80,343
Modiv Industrial, Inc., Class
a
C,
REIT 404 6,266
NexPoint Diversified Real
Estate Trust, REIT 1,522 6,773
734,840
Diversified Telecommunication Services — 0.5%
Anterix, Inc.* 484 17,865
ATN International, Inc. 429 12,364
Bandwidth, Inc., Class
a
A* 1,190 17,636
Cogent Communications
Holdings, Inc. 2,095 39,302
Globalstar, Inc.* 2,160 134,503
IDT Corp., Class
a
B 699 35,614
Liberty Latin America Ltd.,
Class
a
A* 1,255 9,839
Liberty Latin America Ltd.,
Class
a
C* 5,457 43,329
Lumen Technologies, Inc.* 41,049 291,858
Shenandoah
Telecommunications Co. 2,184 29,768
Uniti Group, Inc. 7,197 52,682
684,760
Electric Utilities — 0.8%
Genie Energy Ltd., Class
a
B 905 13,149
Hawaiian Electric Industries,
Inc.* 7,503 116,221
MGE Energy, Inc. 1,587 130,166
Oklo, Inc., Class
a
A(b) 4,679 294,543
Otter Tail Corp. 1,657 141,011
Portland General Electric Co. 4,874 263,001
TXNM Energy, Inc. 4,334 255,793
1,213,884
Electrical Equipment — 2.5%
Allient, Inc. 620 40,821
American Superconductor
Corp.* 1,882 61,316
Amprius Technologies, Inc.* 4,747 50,935
Array Technologies, Inc.* 6,531 49,505
Atkore, Inc. 1,448 93,700
Bloom Energy Corp., Class
a
A* 9,411 1,465,010
EnerSys 1,605 266,671
Enovix Corp.(b) 7,258 38,250
Eos Energy Enterprises, Inc.(b) 13,281 75,635
Fluence Energy, Inc.(b) 2,744 42,642
Hyliion Holdings Corp.* 5,329 10,924
KULR Technology Group, Inc.(b) 1,697 4,769
LSI Industries, Inc. 1,168 25,252
NANO Nuclear Energy, Inc.(b) 1,722 45,788
Investments
Shares Value
Common Stocks (a) (continued)
Net Power, Inc.* 1,351 $ 2,607
Nextpower, Inc., Class
a
A* 6,280 660,028
NuScale Power Corp., Class
a
A* 5,454 70,084
Plug Power, Inc.(b) 48,444 86,715
Powell Industries, Inc. 412 215,723
Power Solutions International,
Inc.* 367 30,644
Preformed Line Products Co. 112 28,409
Shoals Technologies Group,
Inc., Class
a
A* 7,235 42,903
SKYX Platforms Corp.* 3,077 5,939
SunPower, Inc.* 2,686 3,492
Sunrun, Inc.* 9,625 127,531
T1 Energy, Inc.* 5,734 35,321
Thermon Group Holdings, Inc.* 1,415 71,854
Vicor Corp.* 987 198,782
3,851,250
Electronic Equipment, Instruments & Components — 3.2%
908 Devices, Inc.* 1,176 8,114
Advanced Energy Industries,
Inc. 1,621 543,959
Aeva Technologies, Inc.(b) 1,611 21,362
Arlo Technologies, Inc.* 4,277 67,106
Badger Meter, Inc. 1,277 194,653
Bel Fuse, Inc., Class
a
A 67 14,201
Bel Fuse, Inc., Class
a
B 449 103,140
Belden, Inc. 1,686 241,604
Benchmark Electronics, Inc. 1,539 88,970
Climb Global Solutions, Inc. 166 15,717
CTS Corp. 1,239 65,246
Daktronics, Inc.* 1,640 42,279
ePlus, Inc. 1,133 91,388
Evolv Technologies Holdings,
Inc.* 6,576 34,853
Fabrinet* 1,555 848,455
Frequency Electronics, Inc.* 284 14,260
Insight Enterprises, Inc.* 1,257 105,035
Itron, Inc.* 1,953 183,484
Kimball Electronics, Inc.* 1,049 26,215
Knowles Corp.* 3,676 99,877
Methode Electronics, Inc. 1,437 12,157
MicroVision, Inc.* 12,959 10,122
Mirion Technologies, Inc.,
Class
a
A* 10,316 222,929
M-Tron Industries, Inc.* 106 6,709
Napco Security Technologies,
Inc. 1,484 69,169
Neonode, Inc.* 535 974
nLight, Inc.* 1,996 112,155
Novanta, Inc.* 1,554 208,904
OSI Systems, Inc.* 696 198,499
Ouster, Inc.* 2,351 44,551
PC Connection, Inc. 476 29,012
Plexus Corp.* 1,155 224,220
Powerfleet, Inc.* 5,347 19,089
Richardson Electronics Ltd. 519 6,373
Rogers Corp.* 776 83,676
Sanmina Corp.* 2,248 349,024
ScanSource, Inc.* 943 34,684

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
TTM Technologies, Inc.* 4,406 $ 459,281
Vishay Intertechnology, Inc. 5,209 97,512
Vishay Precision Group, Inc.* 513 23,634
Vuzix Corp.* 2,906 8,398
5,030,990
Energy Equipment & Services — 2.0%
Archrock, Inc. 7,436 262,714
Atlas Energy Solutions, Inc.,
Class
a
A 3,340 32,164
Borr Drilling Ltd. 11,448 70,176
Bristow Group, Inc., Class
a
A* 1,226 58,480
Cactus, Inc., Class
a
A 2,951 159,354
Core Laboratories, Inc. 2,022 35,567
DMC Global, Inc.* 833 4,906
Energy Services of America
Corp. 506 7,904
Expro Group Holdings NV* 3,833 68,457
Flowco Holdings, Inc., Class
a
A 860 19,402
Forum Energy Technologies,
Inc.* 442 25,649
Helix Energy Solutions Group,
Inc.* 5,985 55,002
Helmerich & Payne, Inc. 4,159 146,480
Innovex International, Inc.* 1,669 43,978
Kodiak Gas Services, Inc. 3,633 198,253
Liberty Energy, Inc., Class
a
A 6,797 190,928
Mammoth Energy Services,
Inc.* 1,044 2,412
Nabors Industries Ltd.* 610 47,653
National Energy Services
Reunited Corp.* 2,626 65,781
Natural Gas Services Group,
Inc. 439 16,796
Noble Corp. plc 5,434 246,867
Oceaneering International, Inc.* 4,251 150,911
Oil States International, Inc.* 2,426 31,756
Patterson-UTI Energy, Inc. 14,933 127,080
ProFrac Holding Corp.,
Class
a
A* 1,236 6,118
ProPetro Holding Corp.* 3,447 41,812
Ranger Energy Services, Inc.,
Class
a
A 861 14,999
RPC, Inc. 3,843 22,328
SEACOR Marine Holdings, Inc.* 940 7,200
Seadrill Ltd.* 2,701 118,520
Select Water Solutions, Inc.,
Class
a
A 4,046 55,309
Solaris Energy Infrastructure,
Inc., Class
a
A 1,822 90,426
TETRA Technologies, Inc.* 5,465 47,327
Tidewater, Inc.* 2,117 168,132
Transocean Ltd.* 39,978 259,058
Valaris Ltd.* 2,685 257,357
3,157,256
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A(b) 22,234 25,792
Atlanta Braves Holdings, Inc.,
Class
a
A* 291 14,087
Investments
Shares Value
Common Stocks (a) (continued)
Atlanta Braves Holdings, Inc.,
Class
a
C* 1,988 $ 86,896
Cinemark Holdings, Inc. 4,471 126,261
CuriosityStream, Inc. 1,756 5,935
Eventbrite, Inc., Class
a
A* 3,253 14,378
Gaia, Inc., Class
a
A* 718 2,434
Golden Matrix Group, Inc.,* 931 540
IMAX Corp.* 1,886 80,777
Lionsgate Studios Corp.* 8,815 79,335
Madison Square Garden
Entertainment Corp., Class
a
A* 1,707 107,780
Marcus Corp. (The) 981 16,510
Playstudios, Inc.* 3,841 1,961
Playtika Holding Corp. 2,415 7,462
Reservoir Media, Inc.* 877 7,867
Sphere Entertainment Co.* 1,197 142,455
Starz Entertainment Corp. 494 5,434
Vivid Seats, Inc., Class
a
A* 139 829
726,733
Financial Services — 1.7%
Acacia Research Corp.* 1,468 6,151
Alerus Financial Corp. 1,009 24,055
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 1,213 60,686
Better Home & Finance Holding
Co.* 242 7,962
Burford Capital Ltd. 8,656 73,057
Cannae Holdings, Inc. 2,036 24,839
Cantaloupe, Inc.* 2,395 25,004
Cass Information Systems, Inc. 509 22,589
Compass Diversified Holdings 2,889 21,639
Enact Holdings, Inc. 1,214 50,794
Essent Group Ltd. 4,078 248,106
EVERTEC, Inc. 2,771 78,447
Federal Agricultural Mortgage
Corp., Class
a
C 403 63,537
Finance of America Cos., Inc.,
Class
a
A* 217 4,199
Flywire Corp.* 5,045 62,104
HA Sustainable Infrastructure
Capital, Inc. 5,264 192,241
International Money Express,
Inc.* 1,178 18,589
Jackson Financial, Inc., Class
a
A 2,983 326,579
loanDepot, Inc., Class
a
A* 3,836 7,940
Marqeta, Inc., Class
a
A* 15,711 60,330
Merchants Bancorp 1,115 47,142
NCR Atleos Corp.* 3,151 139,526
NewtekOne, Inc. 963 11,826
NMI Holdings, Inc., Class
a
A* 3,361 132,121
Onity Group, Inc.* 286 11,986
Pagseguro Digital Ltd., Class
a
A 7,710 81,803
Payoneer Global, Inc.* 11,907 51,438
Paysafe Ltd.* 1,396 8,739
Paysign, Inc.* 1,492 5,297
PennyMac Financial Services,
Inc. 1,257 115,556
Priority Technology Holdings,
Inc.* 1,177 6,532

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Radian Group, Inc. 5,834 $ 201,390
Remitly Global, Inc.* 7,268 121,376
Repay Holdings Corp., Class
a
A* 2,896 8,051
Security National Financial
Corp., Class
a
A* 698 6,324
Sezzle, Inc.* 699 50,992
StoneCo Ltd., Class
a
A* 10,807 181,558
SWK Holdings Corp. 132 2,167
Velocity Financial, Inc.* 492 9,146
Walker & Dunlop, Inc. 1,419 65,288
Waterstone Financial, Inc. 652 11,612
2,648,718
Food Products — 0.6%
Alico, Inc. 243 10,031
B&G Foods, Inc. 3,353 17,804
Beyond Meat, Inc.(b) 16,486 15,589
BRC, Inc., Class
a
A(b) 3,975 2,502
Calavo Growers, Inc. 724 19,432
Cal-Maine Foods, Inc. 1,905 165,945
Dole plc 3,553 56,990
Forafric Global plc* 239 2,309
Fresh Del Monte Produce, Inc. 1,429 61,347
Hain Celestial Group, Inc. (The)* 3,892 3,111
J & J Snack Foods Corp. 667 58,069
John B Sanfilippo & Son, Inc. 334 27,592
Lifeway Foods, Inc.* 218 4,831
Limoneira Co. 718 10,117
Mama's Creations, Inc.* 1,579 27,064
Marzetti Co. (The) 862 141,661
Mission Produce, Inc.* 1,835 26,039
Seneca Foods Corp., Class
a
A* 199 27,657
Simply Good Foods Co. (The)* 3,989 68,052
SunOpta, Inc.* 4,119 26,691
Tootsie Roll Industries, Inc. 779 32,897
Utz Brands, Inc. 3,166 29,412
Vital Farms, Inc.* 1,488 31,382
Westrock Coffee Co.(b) 1,550 6,851
873,375
Gas Utilities — 0.9%
Brookfield Infrastructure Corp.,
Class
a
A 5,185 258,628
Chesapeake Utilities Corp. 1,005 136,650
New Jersey Resources Corp. 4,351 235,998
Northwest Natural Holding Co. 1,769 93,828
ONE Gas, Inc. 2,576 225,245
RGC Resources, Inc. 356 7,853
Southwest Gas Holdings, Inc. 2,788 245,818
Spire, Inc. 2,511 230,033
1,434,053
Ground Transportation — 0.3%
ArcBest Corp. 981 100,710
Covenant Logistics Group, Inc.,
Class
a
A 653 19,224
FTAI Infrastructure, Inc. 4,715 27,371
Heartland Express, Inc. 1,888 20,825
Hertz Global Holdings, Inc.(b) 5,080 23,063
Marten Transport Ltd. 2,509 34,097
Investments
Shares Value
Common Stocks (a) (continued)
PAMT Corp.* 202 $ 2,028
Proficient Auto Logistics, Inc.* 1,044 7,903
RXO, Inc.* 6,994 111,624
Universal Logistics Holdings,
Inc.(b) 291 4,839
Werner Enterprises, Inc. 2,577 90,427
442,111
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.* 4,259 2,460
Acme United Corp. 144 6,481
Alphatec Holdings, Inc.* 5,053 68,822
AngioDynamics, Inc.* 1,691 19,345
Anteris Technologies Global
Corp.* 1,460 9,505
Artivion, Inc.* 1,810 69,685
AtriCure, Inc.* 2,079 64,990
Avanos Medical, Inc.* 1,927 27,171
Axogen, Inc.* 1,912 60,668
Beta Bionics, Inc.* 1,676 21,168
Bioventus, Inc., Class
a
A* 1,985 17,428
Butterfly Network, Inc.* 8,423 31,923
CapsoVision, Inc.* 246 1,351
Carlsmed, Inc.* 292 4,254
Ceribell, Inc.* 1,145 21,377
Cerus Corp.* 7,941 20,329
ClearPoint Neuro, Inc.* 1,130 14,204
CONMED Corp. 1,339 61,594
CVRx, Inc.(b) 688 5,614
Delcath Systems, Inc.* 1,280 11,392
Electromed, Inc.* 291 6,897
Embecta Corp. 2,517 25,824
Enovis Corp.* 2,460 62,656
Glaukos Corp.* 2,405 289,562
Haemonetics Corp.* 2,072 131,199
ICU Medical, Inc.* 1,043 157,055
Inogen, Inc.* 1,019 6,216
Integer Holdings Corp.* 1,482 128,460
Integra LifeSciences Holdings
Corp.* 2,883 32,809
iRadimed Corp. 350 36,235
IRhythm Holdings, Inc.* 1,373 183,639
Kestra Medical Technologies
Ltd.(b) 844 19,648
KORU Medical Systems, Inc.* 1,859 8,867
Lantheus Holdings, Inc.* 2,881 215,816
LeMaitre Vascular, Inc. 898 97,146
LENSAR, Inc.(b) 411 4,920
LivaNova plc* 2,345 165,557
Lucid Diagnostics, Inc.(b) 3,875 5,580
Merit Medical Systems, Inc.* 2,516 194,185
Myomo, Inc.(b) 1,522 1,180
Neogen Corp.* 9,409 105,663
Neuronetics, Inc.(b) 1,694 2,270
NeuroPace, Inc.* 1,096 15,980
Novocure Ltd.* 4,371 59,752
Omnicell, Inc.* 1,963 80,679
OraSure Technologies, Inc.* 3,048 9,601
Orthofix Medical, Inc.* 1,670 22,595
OrthoPediatrics Corp.* 729 13,975

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Outset Medical, Inc.* 703 $ 2,453
Picard Medical, Inc.(b) 210 227
PROCEPT BioRobotics Corp.* 2,295 52,074
Pro-Dex, Inc.* 93 4,121
Pulmonx Corp.* 1,664 2,629
Pulse Biosciences, Inc.* 761 14,253
QuidelOrtho Corp.* 2,913 66,242
RxSight, Inc.* 1,496 11,190
Sanara Medtech, Inc.* 132 2,698
SANUWAVE Health, Inc.* 321 7,808
Shoulder Innovations, Inc.* 204 2,766
SI-BONE, Inc.* 1,655 25,686
Sight Sciences, Inc.* 1,799 9,283
STAAR Surgical Co.* 2,149 42,765
Stereotaxis, Inc.* 2,609 5,635
Tactile Systems Technology,
Inc.* 950 27,825
Tandem Diabetes Care, Inc.* 2,914 73,724
TransMedics Group, Inc.* 1,445 209,901
Treace Medical Concepts, Inc.* 2,049 3,811
UFP Technologies, Inc.* 325 68,438
Utah Medical Products, Inc. 131 8,726
Varex Imaging Corp.* 1,765 23,245
3,289,227
Health Care Providers & Services — 2.5%
Accendra Health, Inc.* 3,243 7,848
AdaptHealth Corp., Class
a
A* 4,383 40,104
Addus HomeCare Corp.* 781 80,857
agilon health, Inc.* 13,271 7,821
AirSculpt Technologies, Inc.* 714 1,128
Alignment Healthcare, Inc.* 7,297 140,248
AMN Healthcare Services, Inc.* 1,646 32,064
Ardent Health, Inc.* 995 9,343
Astrana Health, Inc.* 1,755 35,679
Aveanna Healthcare Holdings,
Inc.* 2,993 22,028
BrightSpring Health Services,
Inc.* 4,788 198,367
Brookdale Senior Living, Inc.* 10,006 153,092
Castle Biosciences, Inc.* 1,223 36,164
Clover Health Investments
Corp., Class
a
A* 17,577 36,736
Community Health Systems,
Inc.* 5,513 19,075
Concentra Group Holdings
Parent, Inc. 5,028 120,471
CorVel Corp.* 1,252 64,578
Cross Country Healthcare, Inc.* 1,347 11,719
DocGo, Inc.* 3,863 2,774
Enhabit, Inc.* 2,131 29,003
Ensign Group, Inc. (The) 2,417 517,649
Fulgent Genetics, Inc.* 890 13,644
GeneDx Holdings Corp.,
Class
a
A* 819 65,282
Guardant Health, Inc.* 5,226 490,721
Guardian Pharmacy Services,
Inc., Class
a
A* 970 32,505
HealthEquity, Inc.* 3,671 280,795
Hims & Hers Health, Inc.(b) 8,823 128,110
Innovage Holding Corp.* 871 7,804
Investments
Shares Value
Common Stocks (a) (continued)
Joint Corp. (The)* 609 $ 5,359
LifeStance Health Group, Inc.* 7,151 51,773
Nano-X Imaging Ltd.* 2,759 6,539
National HealthCare Corp. 545 89,108
National Research Corp. 509 6,826
NeoGenomics, Inc.* 5,548 54,537
Nutex Health, Inc.(b) 147 16,238
Omada Health, Inc.* 402 4,937
Oncology Institute, Inc. (The)* 2,933 8,476
OPKO Health, Inc.* 17,697 21,236
Option Care Health, Inc.* 6,871 223,033
PACS Group, Inc.* 1,897 69,259
Pediatrix Medical Group, Inc.* 3,728 74,001
Pennant Group, Inc. (The)* 1,457 49,115
Privia Health Group, Inc.* 5,007 118,916
Progyny, Inc.* 3,229 57,121
RadNet, Inc.* 2,939 205,172
SBC Medical Group Holdings,
Inc.* 484 1,868
Select Medical Holdings Corp. 4,623 69,206
Sonida Senior Living, Inc.* 233 8,362
Strata Critical Medical, Inc.* 2,938 12,575
Surgery Partners, Inc.* 3,327 51,569
Talkspace, Inc.* 6,200 29,884
US Physical Therapy, Inc. 647 53,675
Viemed Healthcare, Inc.* 1,469 12,780
3,887,174
Health Care REITs — 0.9%
American Healthcare REIT, Inc. 7,278 380,203
CareTrust REIT, Inc. 9,673 392,917
Chiron Real Estate, Inc., REIT 548 18,977
Community Healthcare Trust,
Inc., REIT 1,176 20,098
Diversified Healthcare Trust,
REIT 9,446 63,855
LTC Properties, Inc., REIT 1,956 77,614
National Health Investors, Inc.,
REIT 2,025 170,242
Sabra Health Care REIT, Inc. 10,232 210,267
Sila Realty Trust, Inc., REIT 2,394 61,598
Strawberry Fields REIT, Inc. 329 4,211
Universal Health Realty Income
Trust, REIT 558 24,340
1,424,322
Health Care Technology — 0.2%
Claritev Corp.(b) 327 4,405
Definitive Healthcare Corp.,
Class
a
A* 1,289 1,650
Evolent Health, Inc., Class
a
A* 5,046 16,399
Health Catalyst, Inc.* 2,905 4,706
HealthStream, Inc. 1,021 21,676
HeartFlow, Inc.(b) 835 19,339
LifeMD, Inc.(b) 1,684 4,496
OptimizeRx Corp.* 679 5,147
Phreesia, Inc.* 2,463 30,369
Schrodinger, Inc.* 2,421 29,197
Simulations Plus, Inc.* 720 8,805
Teladoc Health, Inc.* 7,653 40,255

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
TruBridge, Inc.* 432 $ 8,333
Waystar Holding Corp.* 4,738 121,530
316,307
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. 9,638 118,162
Braemar Hotels & Resorts, Inc.,
REIT 2,370 6,897
Chatham Lodging Trust, REIT 2,006 15,466
DiamondRock Hospitality Co.,
REIT 8,872 89,075
Pebblebrook Hotel Trust, REIT 5,059 64,907
RLJ Lodging Trust, REIT 5,908 47,382
Ryman Hospitality Properties,
Inc., REIT 2,659 262,576
Service Properties Trust, REIT 6,645 15,284
Summit Hotel Properties, Inc.,
REIT 4,578 20,647
Sunstone Hotel Investors, Inc.,
REIT 7,829 72,653
Xenia Hotels & Resorts, Inc.,
REIT 4,090 62,495
775,544
Hotels, Restaurants & Leisure — 1.3%
Accel Entertainment, Inc.,
Class
a
A* 2,199 24,981
Bally's Corp.* 416 5,915
Biglari Holdings, Inc., Class
a
B* 28 10,858
BJ's Restaurants, Inc.* 865 32,861
Black Rock Coffee Bar, Inc.,
Class
a
A* 703 9,378
Bloomin' Brands, Inc. 3,614 22,118
Brightstar Lottery plc 4,517 61,251
Brinker International, Inc.* 1,906 282,469
Cheesecake Factory, Inc. (The)
(b) 1,993 129,107
Cracker Barrel Old Country
Store, Inc.(b) 956 31,280
Dave & Buster's Entertainment,
Inc.* 1,168 17,193
Dine Brands Global, Inc. 645 19,969
El Pollo Loco Holdings, Inc.* 1,206 13,338
First Watch Restaurant Group,
Inc.* 2,367 29,493
Genius Sports Ltd.* 9,411 58,442
Global Business Travel Group I* 5,618 30,730
Golden Entertainment, Inc. 831 24,016
Hilton Grand Vacations, Inc.* 2,620 117,795
Inspired Entertainment, Inc.* 1,076 8,780
Jack in the Box, Inc. 756 12,792
Krispy Kreme, Inc. 3,316 12,435
Kura Sushi USA, Inc., Class
a
A* 271 19,087
Life Time Group Holdings, Inc.* 6,501 175,527
Lindblad Expeditions Holdings,
Inc.* 1,618 31,891
Marriott Vacations Worldwide
Corp. 1,200 78,012
Monarch Casino & Resort, Inc. 547 52,567
Nathan's Famous, Inc. 126 12,673
Navan, Inc., Class
a
A(b) 1,607 15,652
Investments
Shares Value
Common Stocks (a) (continued)
Papa John's International, Inc. 1,408 $ 44,141
Portillo's, Inc., Class
a
A* 2,869 15,320
Pursuit Attractions and
Hospitality, Inc.* 915 31,805
RCI Hospitality Holdings, Inc. 349 7,723
Red Rock Resorts, Inc., Class
a
A 2,101 127,216
Rush Street Interactive, Inc.* 3,940 77,815
Sabre Corp.* 15,942 18,812
Serve Robotics, Inc.(b) 2,688 26,853
Shake Shack, Inc., Class
a
A* 1,675 160,817
Six Flags Entertainment Corp.* 4,128 70,300
Super Group SGHC Ltd. 6,852 73,316
Sweetgreen, Inc., Class
a
A* 4,453 24,714
Target Hospitality Corp.* 1,382 10,766
United Parks & Resorts, Inc.* 1,167 40,600
Xponential Fitness, Inc.,
Class
a
A* 1,180 5,027
2,075,835
Household Durables — 1.5%
Bassett Furniture Industries,
Inc. 350 5,239
Beazer Homes USA, Inc.* 1,189 30,415
Cavco Industries, Inc.* 336 193,959
Century Communities, Inc. 1,120 75,298
Champion Homes, Inc.* 2,431 227,250
Cricut, Inc., Class
a
A 2,070 8,901
Dream Finders Homes, Inc.,
Class
a
A* 1,269 22,931
Ethan Allen Interiors, Inc. 997 22,712
Flexsteel Industries, Inc. 152 7,823
Green Brick Partners, Inc.* 1,347 99,220
Hamilton Beach Brands Holding
Co., Class
a
A 304 5,788
Helen of Troy Ltd.* 984 17,358
Hovnanian Enterprises, Inc.,
Class
a
A* 206 25,878
Installed Building Products,
Inc.(b) 996 326,449
KB Home 2,717 172,747
La-Z-Boy, Inc. 1,784 63,724
Legacy Housing Corp.* 367 8,045
Leggett & Platt, Inc. 5,738 67,020
LGI Homes, Inc.* 882 45,776
Lovesac Co. (The)(b) 575 7,349
M/I Homes, Inc.* 1,121 159,361
Meritage Homes Corp. 2,998 226,109
Sonos, Inc.* 5,140 79,156
Taylor Morrison Home Corp.,
Class
a
A* 4,132 272,257
Traeger, Inc.* 1,414 1,216
Tri Pointe Homes, Inc.* 3,647 168,856
2,340,837
Household Products — 0.3%
Central Garden & Pet Co.* 359 14,069
Central Garden & Pet Co.,
Class
a
A* 2,175 75,125
Energizer Holdings, Inc. 2,694 58,164
Oil-Dri Corp. of America 429 29,103

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Spectrum Brands Holdings, Inc. 1,010 $ 79,164
WD-40 Co. 587 139,823
395,448
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 1,334 24,252
Montauk Renewables, Inc.* 2,890 4,450
Ormat Technologies, Inc. 2,631 272,835
301,537
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 1,002 34,519
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 2,302 13,490
Innovative Industrial Properties,
Inc., REIT 1,196 63,340
LXP Industrial Trust, REIT 2,509 124,346
One Liberty Properties, Inc.,
REIT 790 18,557
Terreno Realty Corp., REIT 4,402 290,796
510,529
Insurance — 1.5%
Abacus Global Management,
Inc.(b) 1,736 15,850
American Coastal Insurance
Corp. 1,054 12,005
American Integrity Insurance
Group, Inc.* 344 7,004
AMERISAFE, Inc. 818 26,610
Ategrity Specialty Holdings
LLC* 276 6,105
Baldwin Insurance Group, Inc.
(The), Class
a
A* 3,070 71,316
Bowhead Specialty Holdings,
Inc.* 764 19,352
Citizens, Inc., Class
a
A* 1,944 10,536
CNO Financial Group, Inc. 4,139 173,052
Crawford & Co., Class
a
A 700 7,532
Donegal Group, Inc., Class
a
A 724 12,757
eHealth, Inc.* 1,236 1,607
Employers Holdings, Inc. 962 39,779
F&G Annuities & Life, Inc. 1,593 36,081
Fidelis Insurance Holdings Ltd. 2,407 45,877
Genworth Financial, Inc.,
Class
a
A* 17,492 147,632
GoHealth, Inc., Class
a
A(b) 405 555
Goosehead Insurance, Inc.,
Class
a
A* 1,018 55,176
Greenlight Capital Re Ltd.,
Class
a
A* 1,124 15,950
Hamilton Insurance Group Ltd.,
Class
a
B* 1,932 61,032
HCI Group, Inc. 464 81,859
Heritage Insurance Holdings,
Inc.* 1,060 29,542
Hippo Holdings, Inc.* 769 22,116
Horace Mann Educators Corp. 1,754 76,317
Investments
Shares Value
Common Stocks (a) (continued)
Investors Title Co. 60 $ 13,854
James River Group Holdings,
Inc. 1,585 11,095
Kestrel Group Ltd. 117 1,801
Kingstone Cos., Inc. 484 7,976
Kingsway Financial Services,
Inc.* 909 11,126
Lemonade, Inc.* 2,604 134,731
MBIA, Inc.* 1,964 12,864
Mercury General Corp. 1,157 104,801
NI Holdings, Inc.* 295 3,918
Octave Specialty Group, Inc.* 1,773 9,486
Oscar Health, Inc., Class
a
A* 8,508 116,049
Palomar Holdings, Inc.* 1,133 140,163
ProAssurance Corp.* 2,197 53,936
Root, Inc., Class
a
A* 526 27,289
Safety Insurance Group, Inc. 634 49,217
Selective Insurance Group, Inc. 2,620 220,185
Selectquote, Inc.* 6,035 5,191
SiriusPoint Ltd.* 4,410 93,227
Skyward Specialty Insurance
Group, Inc.* 1,540 71,564
Slide Insurance Holdings, Inc.* 1,149 21,831
Stewart Information Services
Corp. 1,197 84,975
Tiptree, Inc., Class
a
A 1,011 17,217
Trupanion, Inc.* 1,595 42,331
United Fire Group, Inc. 907 35,246
Universal Insurance Holdings,
Inc. 1,095 38,511
2,304,226
Interactive Media & Services — 0.3%
Angi, Inc., Class
a
A* 1,553 12,082
Arena Group Holdings, Inc.
(The)(b) 557 1,610
Bumble, Inc., Class
a
A* 3,130 9,515
Cargurus, Inc., Class
a
A* 3,539 108,647
Cars.com, Inc.* 2,315 19,770
EverQuote, Inc., Class
a
A* 1,254 19,813
fuboTV, Inc.* 14,352 16,792
Getty Images Holdings, Inc.(b) 4,733 3,682
Grindr, Inc.* 1,408 16,023
MediaAlpha, Inc., Class
a
A* 1,458 14,493
Nextdoor Holdings, Inc.* 9,368 16,394
QuinStreet, Inc.* 2,381 27,905
Rumble, Inc.(b) 4,590 24,832
Shutterstock, Inc. 1,051 17,657
Teads Holding Co.(b) 1,568 1,342
Travelzoo* 268 1,729
TripAdvisor, Inc.* 4,922 49,761
Webtoon Entertainment, Inc.(b) 771 8,674
Yelp, Inc., Class
a
A* 2,604 58,043
Ziff Davis, Inc.* 1,750 47,390
ZipRecruiter, Inc., Class
a
A* 2,692 4,873
481,027
IT Services — 0.5%
Applied Digital Corp.* 10,230 278,972
ASGN, Inc.* 1,790 76,791

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Backblaze, Inc., Class
a
A* 2,371 $ 8,915
BigBear.ai Holdings, Inc.(b) 18,657 73,882
Commerce.com, Inc., Series 1* 2,870 7,979
Crexendo, Inc.* 743 4,339
CSP, Inc. 299 2,694
DigitalOcean Holdings, Inc.* 2,944 165,041
Fastly, Inc., Class
a
A* 6,004 114,797
Grid Dynamics Holdings, Inc.* 2,869 19,366
Hackett Group, Inc. (The) 1,081 14,766
Information Services Group,
Inc. 1,516 7,292
Rackspace Technology, Inc.(b) 3,594 7,008
TSS, Inc.* 904 9,338
Tucows, Inc., Class
a
A* 290 5,266
Unisys Corp.* 2,868 6,969
VTEX, Class
a
A* 2,416 8,287
Whitefiber, Inc.* 469 7,903
819,605
Leisure Products — 0.4%
Acushnet Holdings Corp. 1,189 121,670
American Outdoor Brands, Inc.* 526 4,787
Callaway Golf Co.* 5,680 79,861
Clarus Corp. 1,269 4,010
Escalade, Inc. 441 6,350
Funko, Inc., Class
a
A* 1,751 8,755
JAKKS Pacific, Inc. 386 8,438
Johnson Outdoors, Inc.,
Class
a
A 252 12,219
Latham Group, Inc.* 1,932 12,964
Malibu Boats, Inc., Class
a
A* 795 23,103
Marine Products Corp. 377 2,861
MasterCraft Boat Holdings,
Inc.* 681 14,781
Peloton Interactive, Inc.,
Class
a
A* 17,044 68,517
Polaris, Inc. 2,296 139,459
Smith & Wesson Brands, Inc. 1,892 22,515
Sturm Ruger & Co., Inc. 609 22,801
553,091
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class
a
A* 4,751 109,511
Adaptive Biotechnologies
Corp.* 6,428 102,977
Alpha Teknova, Inc.* 465 1,200
Atlantic International Corp.* 228 718
Azenta, Inc.* 1,756 47,377
BioLife Solutions, Inc.* 1,767 42,761
Codexis, Inc.* 3,833 3,871
CryoPort, Inc.* 2,100 17,682
Cytek Biosciences, Inc.* 5,055 22,646
Fortrea Holdings, Inc.* 3,930 42,130
Ginkgo Bioworks Holdings,
Inc.* 1,777 11,995
Lifecore Biomedical, Inc.* 1,202 8,654
Maravai LifeSciences Holdings,
Inc., Class
a
A* 4,699 16,729
MaxCyte, Inc.* 4,349 3,528
Mesa Laboratories, Inc. 223 21,535
Investments
Shares Value
Common Stocks (a) (continued)
OmniAb, Inc.* 4,524 $ 7,781
Pacific Biosciences of
California, Inc.* 11,874 19,948
Personalis, Inc.* 2,159 19,561
Quanterix Corp.* 1,897 12,425
Quantum-Si, Inc.* 6,756 6,462
Standard BioTools, Inc.* 12,870 14,543
534,034
Machinery — 3.5%
3D Systems Corp.* 5,362 10,349
Aebi Schmidt Holding AG 1,601 23,086
AirJoule Technologies Corp.* 1,030 3,327
Alamo Group, Inc. 447 95,448
Albany International Corp.,
Class
a
A 1,270 73,215
Alliance Laundry Holdings, Inc.* 1,884 42,258
Astec Industries, Inc. 983 61,034
Atmus Filtration Technologies,
Inc. 3,594 231,921
Blue Bird Corp.* 1,365 79,538
CECO Environmental Corp.* 1,268 76,651
Chart Industries, Inc.* 1,946 403,406
Columbus McKinnon Corp. 1,220 23,156
Douglas Dynamics, Inc. 974 44,726
Eastern Co. (The) 248 4,605
Energy Recovery, Inc.* 2,226 23,217
Enerpac Tool Group Corp.,
Class
a
A 2,283 93,146
Enpro, Inc. 911 235,630
ESCO Technologies, Inc. 1,117 309,733
Federal Signal Corp. 2,583 300,739
Franklin Electric Co., Inc. 1,671 166,465
Gencor Industries, Inc.* 447 6,982
Gorman-Rupp Co. (The) 903 58,000
Graham Corp.* 449 36,468
Greenbrier Cos., Inc. (The) 1,301 73,402
Helios Technologies, Inc. 1,427 101,774
Hillman Solutions Corp.* 8,523 69,889
Hyster-Yale, Inc. 503 18,525
JBT Marel Corp. 2,248 346,192
Kadant, Inc. 505 171,281
Kennametal, Inc. 3,277 131,998
L B Foster Co., Class
a
A* 436 13,398
Lindsay Corp. 469 63,174
Luxfer Holdings plc 1,149 14,788
Manitowoc Co., Inc. (The)* 1,484 21,889
Mayville Engineering Co., Inc.* 566 11,886
Microvast Holdings, Inc.* 8,556 19,165
Miller Industries, Inc. 475 19,964
Mueller Water Products, Inc.,
Class
a
A 6,711 200,860
Omega Flex, Inc. 153 5,497
Palladyne AI Corp.(b) 1,301 9,146
Park-Ohio Holdings Corp. 420 10,811
Proto Labs, Inc.* 1,021 63,384
Richtech Robotics, Inc.,
Class
a
B(b) 6,591 16,412
SPX Technologies, Inc.* 2,073 470,447
Standex International Corp. 515 134,930

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Tennant Co. 794 $ 48,458
Terex Corp. 4,825 331,912
Titan International, Inc.* 2,090 20,336
Trinity Industries, Inc. 3,462 118,331
Wabash National Corp. 1,697 17,225
Watts Water Technologies, Inc.,
Class
a
A 1,180 387,913
Worthington Enterprises, Inc. 1,355 75,893
5,391,980
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 377 7,193
Costamare, Inc. 1,906 33,488
Genco Shipping & Trading Ltd. 1,362 32,756
Himalaya Shipping Ltd. 1,203 17,696
Matson, Inc. 1,355 225,106
Pangaea Logistics Solutions
Ltd. 1,282 11,987
Safe Bulkers, Inc. 2,210 14,498
342,724
Media — 0.8%
Advantage Solutions, Inc.* 4,053 2,117
AMC Networks, Inc., Class
a
A* 1,324 10,817
Boston Omaha Corp., Class
a
A* 938 11,584
Cable One, Inc.* 219 21,013
EchoStar Corp., Class
a
A* 5,835 674,117
Emerald Holding, Inc. 598 2,494
Entravision Communications
Corp., Class
a
A 2,673 8,286
EW Scripps Co. (The), Class
a
A* 2,731 11,334
Gambling.com Group Ltd.* 804 3,505
Gray Media, Inc. 3,781 19,623
Ibotta, Inc., Class
a
A* 601 15,007
iHeartMedia, Inc., Class
a
A* 5,231 17,105
John Wiley & Sons, Inc.,
Class
a
A 1,753 54,378
Magnite, Inc.* 6,022 82,020
National CineMedia, Inc. 2,850 10,146
Newsmax, Inc., Class
a
B(b) 2,044 12,162
Nexxen International Ltd.* 1,476 9,505
Optimum Communications,
Inc., Class
a
A* 11,241 16,187
PubMatic, Inc., Class
a
A* 1,618 13,106
Scholastic Corp. 875 30,424
Sinclair, Inc. 1,664 27,190
Stagwell, Inc., Class
a
A* 4,807 23,170
TechTarget, Inc.* 1,241 4,356
TEGNA, Inc. 6,921 144,995
Thryv Holdings, Inc.* 1,602 3,717
USA Today Co., Inc.* 6,066 36,093
1,264,451
Metals & Mining — 2.4%
Alpha Metallurgical Resources,
Inc.* 502 81,650
American Battery Technology
Co.* 4,866 17,956
Caledonia Mining Corp. plc 707 22,440
Investments
Shares Value
Common Stocks (a) (continued)
Century Aluminum Co.* 2,271 $ 117,093
Coeur Mining, Inc.* 27,555 748,118
Commercial Metals Co. 4,791 351,180
Compass Minerals
International, Inc.* 1,487 37,472
Constellium SE, Class
a
A* 5,903 146,926
Contango ORE, Inc.* 477 14,343
Critical Metals Corp.(b) 1,946 19,752
Dakota Gold Corp.* 3,850 26,796
Ferroglobe plc 5,142 26,276
Friedman Industries, Inc. 290 5,397
Hecla Mining Co. 27,356 681,438
Idaho Strategic Resources, Inc.* 616 26,531
Ivanhoe Electric, Inc.* 4,585 78,816
Kaiser Aluminum Corp. 691 89,927
Lifezone Metals Ltd.* 1,194 5,552
Materion Corp. 891 145,286
Metallus, Inc.* 1,579 26,843
NioCorp Developments Ltd.* 4,610 24,433
Novagold Resources, Inc.* 13,037 173,653
Perpetua Resources Corp.* 3,656 134,760
Ramaco Resources, Inc.,
Class
a
A* 1,782 26,980
Ramaco Resources, Inc.,
Class
a
B 1 12
Ryerson Holding Corp. 1,896 49,599
SSR Mining, Inc.* 8,761 282,017
SunCoke Energy, Inc. 3,652 20,816
Tredegar Corp.* 1,147 10,530
United States Antimony Corp.* 5,116 45,737
US Gold Corp.* 509 11,045
US Goldmining, Inc.* 100 1,205
USA Rare Earth, Inc.* 3,786 71,555
Vox Royalty Corp. 2,559 16,454
Warrior Met Coal, Inc. 2,242 186,624
Worthington Steel, Inc. 1,414 58,766
3,783,978
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
ACRES Commercial Realty
Corp.* 265 4,905
Adamas Trust, Inc. 3,659 30,150
Angel Oak Mortgage REIT, Inc. 586 5,028
Apollo Commercial Real Estate
Finance, Inc. 6,009 63,695
Arbor Realty Trust, Inc.(b) 8,362 66,311
Ares Commercial Real Estate
Corp.(b) 2,272 11,405
ARMOUR Residential REIT,
Inc.(b) 4,858 87,201
Blackstone Mortgage Trust,
Inc., Class
a
A 6,842 131,435
BrightSpire Capital, Inc.,
Class
a
A 5,550 32,246
Chicago Atlantic Real Estate
Finance, Inc. 780 9,477
Chimera Investment Corp. 3,517 47,866
Claros Mortgage Trust, Inc.* 3,967 9,481
Dynex Capital, Inc. 6,324 88,726
Ellington Financial, Inc. 4,204 52,214
Franklin BSP Realty Trust, Inc. 3,520 32,138

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Invesco Mortgage Capital, Inc. 3,085 $ 26,007
KKR Real Estate Finance Trust,
Inc. 2,372 16,485
Ladder Capital Corp., Class
a
A 4,915 50,969
Lument Finance Trust, Inc. 1,959 2,703
MFA Financial, Inc. 4,431 44,797
Nexpoint Real Estate Finance,
Inc. 329 4,774
Orchid Island Capital, Inc. 6,598 49,089
PennyMac Mortgage
Investment Trust 3,753 46,012
Ready Capital Corp. 6,379 11,801
Redwood Trust, Inc. 5,444 32,936
Rithm Property Trust, Inc. 303 4,412
Seven Hills Realty Trust 950 8,132
Sunrise Realty Trust, Inc. 439 4,113
TPG Mortgage Investment
Trust, Inc. 1,231 9,959
TPG RE Finance Trust, Inc. 2,899 24,526
Two Harbors Investment Corp. 4,489 46,371
1,055,364
Multi-Utilities — 0.4%
Avista Corp. 3,500 142,170
Black Hills Corp. 3,161 232,839
Northwestern Energy Group,
Inc. 2,656 185,814
Unitil Corp. 763 39,913
600,736
Office REITs — 0.4%
Brandywine Realty Trust, REIT 7,409 23,635
COPT Defense Properties, REIT 4,903 155,817
Douglas Emmett, Inc., REIT 6,971 68,943
Easterly Government
Properties, Inc., Class
a
A, REIT 1,827 42,533
Empire State Realty Trust, Inc.,
Class
a
A, REIT 6,020 35,398
Franklin Street Properties
Corp., REIT 3,403 2,800
Hudson Pacific Properties, Inc.,
REIT* 2,285 16,543
JBG SMITH Properties, REIT 2,573 39,135
NET Lease Office Properties,
REIT 640 8,730
Peakstone Realty Trust, REIT 1,583 33,021
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 5,348 40,591
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,005 20,834
SL Green Realty Corp., REIT 3,094 114,014
601,994
Oil, Gas & Consumable Fuels — 3.0%
Ardmore Shipping Corp. 1,482 24,275
BKV Corp.* 959 30,045
California Resources Corp. 3,152 185,464
Calumet, Inc.* 2,968 80,017
Centrus Energy Corp., Class
a
A* 726 147,080
Clean Energy Fuels Corp.* 7,475 16,894
CNX Resources Corp.* 5,616 234,636
Investments
Shares Value
Common Stocks (a) (continued)
Comstock Resources, Inc.* 3,186 $ 62,477
Core Natural Resources, Inc. 2,192 179,919
Crescent Energy Co., Class
a
A 10,140 118,232
CVR Energy, Inc.* 1,330 32,133
Delek US Holdings, Inc. 2,567 97,828
DHT Holdings, Inc. 5,820 113,432
Diversified Energy Co. 2,673 36,780
Dorian LPG Ltd. 1,598 59,110
Empire Petroleum Corp.* 666 2,198
Encore Energy Corp.* 7,920 21,384
Energy Fuels, Inc.* 9,829 209,554
Epsilon Energy Ltd. 825 4,224
Evolution Petroleum Corp. 1,360 6,079
Excelerate Energy, Inc., Class
a
A 1,023 41,176
FLEX LNG Ltd.(b) 1,347 36,800
FutureFuel Corp. 1,081 4,670
Gevo, Inc.* 9,952 18,113
Golar LNG Ltd. 4,205 186,954
Granite Ridge Resources, Inc. 2,327 11,775
Green Plains, Inc.* 2,887 39,639
Gulfport Energy Corp.* 684 142,723
HighPeak Energy, Inc. 956 4,981
Infinity Natural Resources, Inc.,
Class
a
A* 659 10,939
International Seaways, Inc. 1,730 130,667
Kinetik Holdings, Inc., Class
a
A 1,906 86,704
Kolibri Global Energy, Inc.* 1,281 4,893
Kosmos Energy Ltd.* 20,405 47,544
Lightbridge Corp.* 1,151 14,882
Magnolia Oil & Gas Corp.,
Class
a
A 7,789 216,690
Murphy Oil Corp. 5,817 192,834
NACCO Industries, Inc.,
Class
a
A 171 9,812
Navigator Holdings Ltd. 1,360 28,587
New Fortress Energy, Inc.(b) 7,550 8,230
NextDecade Corp.* 5,840 31,478
NextNRG, Inc.* 1,540 1,015
Nordic American Tankers Ltd. 8,823 50,556
Northern Oil & Gas, Inc. 4,125 113,809
OPAL Fuels, Inc., Class
a
A* 909 1,900
Par Pacific Holdings, Inc.* 2,150 91,741
PBF Energy, Inc., Class
a
A 3,608 128,445
Peabody Energy Corp. 5,265 166,058
Prairie Operating Co.* 1,236 2,188
PrimeEnergy Resources Corp.* 17 3,381
REX American Resources
Corp.* 1,239 44,059
Riley Exploration Permian, Inc. 636 18,342
Sable Offshore Corp.* 3,272 26,994
SandRidge Energy, Inc. 1,564 27,417
Scorpio Tankers, Inc. 1,942 153,573
SFL Corp. Ltd. 5,218 57,450
SM Energy Co. 10,728 248,139
Summit Midstream Corp.* 407 12,011
Talos Energy, Inc.* 5,619 68,833
Teekay Corp. Ltd. 2,288 29,630
Teekay Tankers Ltd., Class
a
A 1,036 81,088
Uranium Energy Corp.* 20,566 315,277
VAALCO Energy, Inc. 4,453 22,933

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PROSHARES TRUST

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::
Investments
Shares Value
Common Stocks (a) (continued)
Verde Clean Fuels, Inc.* 177 $ 267
Vitesse Energy, Inc. 1,268 24,485
W&T Offshore, Inc. 4,266 11,305
World Kinect Corp. 2,332 58,183
XCF Global, Inc., Class
a
A* 1,616 335
4,691,266
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 670 10,043
Magnera Corp.* 1,376 17,819
Sylvamo Corp. 1,478 68,432
96,294
Passenger Airlines — 0.4%
Allegiant Travel Co.* 622 63,537
flyExclusive, Inc.* 221 449
Frontier Group Holdings, Inc.* 3,640 16,162
JetBlue Airways Corp.* 12,780 70,801
Joby Aviation, Inc.* 22,180 223,131
SkyWest, Inc.* 1,741 181,203
Sun Country Airlines Holdings,
Inc.* 2,200 43,296
598,579
Personal Care Products — 0.2%
Beauty Health Co. (The)* 4,916 5,113
Edgewell Personal Care Co. 1,936 44,025
FitLife Brands, Inc.(b) 167 2,527
Herbalife Ltd.* 4,403 85,946
Honest Co., Inc. (The)* 4,012 11,234
Interparfums, Inc. 789 79,515
Lifevantage Corp.(b) 459 2,134
Medifast, Inc.(b) 463 4,875
Nature's Sunshine Products,
Inc.* 716 19,819
Niagen Bioscience, Inc.* 2,274 11,484
Nu Skin Enterprises, Inc.,
Class
a
A 2,102 17,825
Olaplex Holdings, Inc.* 6,039 9,723
USANA Health Sciences, Inc.* 464 9,985
Waldencast plc, Class
a
A* 1,821 3,077
307,282
Pharmaceuticals — 2.0%
Aardvark Therapeutics, Inc.* 546 6,820
Aclaris Therapeutics, Inc.* 3,945 11,322
Alumis, Inc.* 2,429 72,117
Amneal Pharmaceuticals, Inc.* 6,473 89,392
Amphastar Pharmaceuticals,
Inc.* 1,563 31,619
Amylyx Pharmaceuticals, Inc.* 3,816 57,889
ANI Pharmaceuticals, Inc.* 782 57,790
Aquestive Therapeutics, Inc.(b) 4,490 17,960
Arvinas, Inc.* 2,822 37,448
Atea Pharmaceuticals, Inc.* 3,055 14,297
Atrium Therapeutics, Inc.* 495 7,294
Axsome Therapeutics, Inc.* 1,765 289,266
BioAge Labs, Inc.* 1,018 22,671
Biote Corp., Class
a
A* 1,252 2,654
Collegium Pharmaceutical, Inc.* 1,353 56,380
Investments
Shares Value
Common Stocks (a) (continued)
CorMedix, Inc.(b) 3,191 $ 22,752
Crinetics Pharmaceuticals, Inc.* 4,207 172,908
Definium Therapeutics, Inc.* 4,050 70,673
Edgewise Therapeutics, Inc.* 2,900 88,276
Enliven Therapeutics, Inc.* 1,694 50,295
Esperion Therapeutics, Inc.* 10,062 33,708
Eton Pharmaceuticals, Inc.* 1,103 18,740
Evolus, Inc.* 2,231 9,593
EyePoint, Inc.* 3,252 57,105
Fulcrum Therapeutics, Inc.* 1,852 15,520
Harmony Biosciences Holdings,
Inc.* 1,884 53,769
Harrow, Inc.* 1,359 73,631
Indivior Pharmaceuticals, Inc.* 5,217 170,700
Innoviva, Inc.* 2,706 62,130
Journey Medical Corp.* 619 5,057
LB Pharmaceuticals, Inc.* 828 19,880
LENZ Therapeutics, Inc.(b) 694 9,362
Ligand Pharmaceuticals, Inc.* 834 165,391
Liquidia Corp.* 2,759 85,584
Maze Therapeutics, Inc.* 924 42,125
MBX Biosciences, Inc.* 1,226 39,906
MediWound Ltd.(b) 421 7,283
Nuvation Bio, Inc.* 10,375 61,316
Ocular Therapeutix, Inc.* 8,003 71,547
Omeros Corp.(b) 2,833 34,138
Pacira BioSciences, Inc.* 1,921 42,089
Phathom Pharmaceuticals, Inc.* 1,708 21,452
Phibro Animal Health Corp.,
Class
a
A 881 48,094
Prestige Consumer Healthcare,
Inc.* 2,128 147,470
Rapport Therapeutics, Inc.* 1,226 35,591
Septerna, Inc.* 921 26,727
SIGA Technologies, Inc. 1,764 11,413
Supernus Pharmaceuticals,
Inc.* 2,321 127,028
Tarsus Pharmaceuticals, Inc.* 1,686 127,327
Terns Pharmaceuticals, Inc.* 3,688 155,339
Theravance Biopharma, Inc.* 1,628 29,711
Third Harmonic Bio, Inc.*‡ 522 —
Trevi Therapeutics, Inc.* 3,905 46,548
Tvardi Therapeutics, Inc.* 228 910
WaVe Life Sciences Ltd.* 4,980 69,371
Xeris Biopharma Holdings, Inc.* 6,604 40,416
Zevra Therapeutics, Inc.* 2,396 21,396
3,167,190
Professional Services — 1.2%
Alight, Inc., Class
a
A 18,551 16,319
Asure Software, Inc.* 1,086 9,926
Barrett Business Services, Inc. 1,073 29,797
BlackSky Technology, Inc.* 1,336 25,184
CBIZ, Inc.* 2,125 60,860
Conduent, Inc.* 6,260 9,140
CRA International, Inc. 276 47,654
CSG Systems International, Inc. 1,197 95,640
Exponent, Inc. 2,188 159,243
Falcon's Beyond Global, Inc.,
Class
a
A(b) 625 4,050

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
First Advantage Corp.* 3,407 $ 39,215
Forrester Research, Inc.* 492 2,942
Franklin Covey Co.* 463 6,028
HireQuest, Inc. 239 2,787
Huron Consulting Group, Inc.* 734 103,788
IBEX Holdings Ltd.* 434 12,543
ICF International, Inc. 791 65,756
Innodata, Inc.(b) 1,320 58,304
Insperity, Inc. 1,553 34,492
Kelly Services, Inc., Class
a
A 1,318 12,798
Kforce, Inc. 770 20,805
Korn Ferry 2,256 141,384
Legalzoom.com, Inc.* 5,483 38,545
Maximus, Inc. 2,433 183,959
Mistras Group, Inc.* 533 8,144
Planet Labs PBC* 10,249 247,411
RCM Technologies, Inc.* 210 3,971
Resolute Holdings
Management, Inc.* 183 30,845
Resources Connection, Inc. 1,344 5,053
Skillsoft Corp.(b) 217 909
Spire Global, Inc.* 1,179 10,434
TIC Solutions, Inc.* 8,586 81,309
TriNet Group, Inc. 1,287 49,009
TrueBlue, Inc.* 1,232 5,211
TTEC Holdings, Inc.(b) 863 2,158
Upwork, Inc.* 5,294 71,045
Verra Mobility Corp., Class
a
A* 6,874 114,865
Willdan Group, Inc.* 605 53,930
1,865,453
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.* 55 941
Compass, Inc., Class
a
A* 27,630 269,393
Cushman & Wakefield Ltd.* 9,962 133,590
Douglas Elliman, Inc.* 3,152 7,187
eXp World Holdings, Inc. 3,787 26,395
Forestar Group, Inc.* 831 23,866
FRP Holdings, Inc.* 500 11,970
Kennedy-Wilson Holdings, Inc. 5,205 56,630
Logistic Properties of The
Americas, Class
a
A* 134 338
Marcus & Millichap, Inc. 1,034 27,308
Maui Land & Pineapple Co.,
Inc.* 294 4,836
Newmark Group, Inc., Class
a
A 6,368 92,463
RE/MAX Holdings, Inc.,
Class
a
A* 786 4,944
Real Brokerage, Inc. (The)* 5,695 15,092
RMR Group, Inc. (The), Class
a
A 667 10,925
Seaport Entertainment Group,
Inc.* 322 7,522
St Joe Co. (The) 1,638 118,215
Stratus Properties, Inc.* 288 8,790
Tejon Ranch Co.* 907 15,972
Transcontinental Realty
Investors, Inc.* 83 3,044
839,421
Investments
Shares Value
Common Stocks (a) (continued)
Residential REITs — 0.2%
BRT Apartments Corp., REIT 466 $ 6,836
Centerspace, REIT 725 45,602
Clipper Realty, Inc., REIT 595 1,833
Independence Realty Trust,
Inc., REIT 10,356 171,599
NexPoint Residential Trust, Inc.,
REIT 967 27,260
UMH Properties, Inc., REIT 3,457 52,131
Veris Residential, Inc., REIT 3,249 61,244
366,505
Retail REITs — 1.0%
Acadia Realty Trust, REIT 5,680 118,826
Alexander's, Inc., REIT 94 22,054
CBL & Associates Properties,
Inc., REIT 786 29,695
Curbline Properties Corp., REIT 4,192 116,580
FrontView REIT, Inc. 890 14,747
Getty Realty Corp., REIT 2,325 76,306
InvenTrust Properties Corp.,
REIT 3,356 104,707
Kite Realty Group Trust, REIT 9,362 243,880
Macerich Co. (The), REIT 10,930 223,737
NETSTREIT Corp., REIT(b) 3,618 75,146
Phillips Edison & Co., Inc., REIT 5,434 213,448
Saul Centers, Inc., REIT 527 17,960
SITE Centers Corp., REIT 2,162 13,318
Tanger, Inc., REIT 4,808 178,184
Urban Edge Properties, REIT 5,475 116,344
Whitestone REIT 1,941 29,484
1,594,416
Semiconductors & Semiconductor Equipment — 3.0%
ACM Research, Inc., Class
a
A* 2,174 121,048
Aehr Test Systems* 1,226 45,889
Aeluma, Inc.(b) 564 8,725
Alpha & Omega Semiconductor
Ltd.* 1,078 22,649
Ambarella, Inc.* 1,753 105,776
Ambiq Micro, Inc.* 199 6,109
Atomera, Inc.(b) 1,296 6,532
Axcelis Technologies, Inc.* 1,335 110,284
Blaize Holdings, Inc.* 3,339 3,940
CEVA, Inc.* 1,005 20,964
Cohu, Inc.* 1,965 59,343
Credo Technology Group
Holding Ltd.* 6,603 741,319
Diodes, Inc.* 1,973 134,618
FormFactor, Inc.* 3,350 331,248
Ichor Holdings Ltd.* 1,463 69,566
Impinj, Inc.* 1,159 142,163
indie Semiconductor, Inc.,
Class
a
A(b) 8,428 30,847
Kopin Corp.(b) 7,703 17,024
Kulicke & Soffa Industries, Inc. 2,192 152,826
MaxLinear, Inc., Class
a
A* 3,551 61,894
Navitas Semiconductor Corp.,
Class
a
A* 6,883 61,947

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
NVE Corp. 207 $ 14,250
PDF Solutions, Inc.* 1,374 46,414
Penguin Solutions, Inc.* 2,239 46,526
Photronics, Inc.* 2,456 91,928
Power Integrations, Inc. 2,408 115,391
Rambus, Inc.* 4,643 462,721
Rigetti Computing, Inc.* 13,747 239,473
Semtech Corp.* 3,752 338,506
Silicon Laboratories, Inc.* 1,404 287,160
SiTime Corp.* 929 369,631
SkyWater Technology, Inc.* 1,305 38,445
Synaptics, Inc.* 1,674 136,364
Ultra Clean Holdings, Inc.* 1,921 116,566
Veeco Instruments, Inc.* 2,555 78,081
4,636,167
Software — 3.9%
8x8, Inc.* 5,751 12,307
A10 Networks, Inc. 3,096 59,629
ACI Worldwide, Inc.* 4,452 176,655
Adeia, Inc. 4,678 96,788
Agilysys, Inc.* 1,113 80,325
Airship AI Holdings, Inc.* 986 2,692
Alarm.com Holdings, Inc.* 2,049 98,045
Alkami Technology, Inc.* 2,967 49,089
Amplitude, Inc., Class
a
A* 3,972 28,996
Appian Corp., Class
a
A* 1,697 45,259
Arteris, Inc.* 1,304 22,155
Asana, Inc., Class
a
A* 3,728 26,469
AudioEye, Inc.* 342 2,332
AvePoint, Inc.* 6,323 68,162
Bit Digital, Inc.* 13,686 22,856
Bitdeer Technologies Group,
Class
a
A* 4,241 32,656
Blackbaud, Inc.* 1,645 79,848
BlackLine, Inc.* 2,240 78,960
Blend Labs, Inc., Class
a
A* 8,487 14,258
Box, Inc., Class
a
A* 6,044 142,336
Braze, Inc., Class
a
A* 3,670 69,693
C3.ai, Inc., Class
a
A* 5,414 43,041
Cerence, Inc.* 1,741 13,771
Chaince Digital Holdings, Inc.* 1,749 10,267
Cipher Digital, Inc.* 13,961 217,792
Cleanspark, Inc.* 11,941 118,813
Clear Secure, Inc., Class
a
A 3,718 180,844
Clearwater Analytics Holdings,
Inc., Class
a
A* 12,009 280,890
Commvault Systems, Inc.* 1,924 163,694
Consensus Cloud Solutions,
Inc.* 812 24,425
Core Scientific, Inc.* 12,490 211,955
CS Disco, Inc.* 1,042 3,386
Daily Journal Corp.* 52 26,495
Digimarc Corp.(b) 669 2,947
Digital Turbine, Inc.* 4,665 18,940
Domo, Inc., Class
a
B* 1,442 5,177
D-Wave Quantum, Inc.(b) 14,405 270,526
eGain Corp.* 692 6,463
EverCommerce, Inc.(b) 631 7,244
Expensify, Inc., Class
a
A* 2,568 2,440
Investments
Shares Value
Common Stocks (a) (continued)
Five9, Inc.* 3,332 $ 58,110
Freshworks, Inc., Class
a
A* 8,646 67,612
Hut 8 Corp.* 4,120 219,308
I3 Verticals, Inc., Class
a
A* 1,010 22,604
Intapp, Inc.* 2,459 55,155
InterDigital, Inc. 1,114 408,314
Kaltura, Inc.* 3,881 5,395
Life360, Inc.* 883 46,490
LiveRamp Holdings, Inc.* 2,783 75,614
MARA Holdings, Inc.* 15,992 142,968
Mitek Systems, Inc.* 1,914 27,906
N-able, Inc.* 3,103 13,653
NCR Voyix Corp.* 5,986 45,733
NextNav, Inc.(b) 4,079 65,631
ON24, Inc.* 1,609 12,888
OneSpan, Inc. 1,553 17,145
Ooma, Inc.* 1,092 13,497
Pagaya Technologies Ltd.,
Class
a
A* 2,195 24,562
PagerDuty, Inc.* 3,842 27,125
PAR Technology Corp.* 1,725 28,273
Porch Group, Inc.* 3,731 30,631
Progress Software Corp.* 1,843 77,185
Q2 Holdings, Inc.* 2,677 128,817
Qualys, Inc.* 1,573 145,455
Rapid7, Inc.* 2,747 17,086
Red Violet, Inc.* 485 21,005
ReposiTrak, Inc. 483 4,202
Rezolve AI plc* 7,715 17,976
Rimini Street, Inc.* 2,096 7,797
Riot Platforms, Inc.* 15,007 244,464
SEMrush Holdings, Inc.,
Class
a
A* 2,202 26,028
Silvaco Group, Inc.* 348 1,169
SoundHound AI, Inc.,
Class
a
A(b) 16,133 138,744
SoundThinking, Inc.* 412 3,008
Sprinklr, Inc., Class
a
A* 4,841 28,175
Sprout Social, Inc., Class
a
A* 2,257 14,558
SPS Commerce, Inc.* 1,638 92,563
Telos Corp.* 2,291 9,210
Tenable Holdings, Inc.* 5,225 100,477
Terawulf, Inc.(b) 13,055 211,752
Varonis Systems, Inc., Class
a
B* 5,005 115,615
Vertex, Inc., Class
a
A* 3,018 43,701
Via Transportation, Inc.,
Class
a
A* 445 7,645
Viant Technology, Inc., Class
a
A* 639 6,473
Weave Communications, Inc.* 2,613 13,170
WM Technology, Inc.* 3,854 2,576
Workiva, Inc., Class
a
A* 2,165 133,321
Xperi, Inc.* 1,950 11,953
Yext, Inc.* 4,366 24,799
Zeta Global Holdings Corp.,
Class
a
A* 8,107 137,414
6,013,572
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 1,674 21,829

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Four Corners Property Trust,
Inc., REIT 4,557 $ 116,295
Gladstone Land Corp., REIT 1,465 17,990
Outfront Media, Inc., REIT 6,363 183,318
Safehold, Inc., REIT 2,416 38,994
Smartstop Self Storage REIT,
Inc., REIT 1,342 44,756
423,182
Specialty Retail — 1.8%
1-800-Flowers.com, Inc.,
Class
a
A* 998 3,473
Abercrombie & Fitch Co.,
Class
a
A* 2,006 196,187
Academy Sports & Outdoors,
Inc. 2,855 171,671
Advance Auto Parts, Inc. 2,581 137,232
American Eagle Outfitters, Inc. 6,862 168,599
America's Car-Mart, Inc.* 307 6,128
Arhaus, Inc., Class
a
A* 2,201 18,158
Arko Corp. 3,251 20,904
Asbury Automotive Group, Inc.* 836 178,720
BARK, Inc.* 3,971 3,103
Barnes & Noble Education, Inc.* 692 5,986
Bed Bath & Beyond, Inc.* 2,950 15,723
Boot Barn Holdings, Inc.* 1,322 250,149
Buckle, Inc. (The) 1,361 72,882
Build-A-Bear Workshop, Inc. 532 25,887
Caleres, Inc. 1,421 16,896
Camping World Holdings, Inc.,
Class
a
A 2,591 21,557
Citi Trends, Inc.* 204 9,666
Designer Brands, Inc.,
Class
a
A(b) 1,437 10,231
Envela Corp.* 287 3,863
EVgo, Inc., Class
a
A* 5,513 15,106
Genesco, Inc.* 429 11,686
Group 1 Automotive, Inc. 527 171,665
Haverty Furniture Cos., Inc. 583 13,881
J Jill, Inc. 316 5,457
Lands' End, Inc.* 398 6,396
MarineMax, Inc.* 817 24,918
Monro, Inc. 1,285 27,666
National Vision Holdings, Inc.* 3,351 90,376
OneWater Marine, Inc., Class
a
A* 488 5,556
Outdoor Holding Co.* 3,730 7,945
Petco Health & Wellness Co.,
Inc., Class
a
A* 3,415 8,708
RealReal, Inc. (The)* 4,326 53,037
Revolve Group, Inc., Class
a
A* 1,743 43,854
Sally Beauty Holdings, Inc.* 4,267 68,571
Shoe Carnival, Inc. 780 15,748
Signet Jewelers Ltd. 1,724 165,832
Sleep Number Corp.* 789 4,868
Sonic Automotive, Inc., Class
a
A 643 40,329
Stitch Fix, Inc., Class
a
A* 4,807 16,007
ThredUp, Inc., Class
a
A* 4,218 20,584
Torrid Holdings, Inc.(b) 1,449 1,478
Upbound Group, Inc. 2,258 48,434
Urban Outfitters, Inc.* 2,635 174,437
Victoria's Secret & Co.* 2,983 187,034
Investments
Shares Value
Common Stocks (a) (continued)
Warby Parker, Inc., Class
a
A* 4,228 $ 105,742
Winmark Corp. 129 58,855
Zumiez, Inc.* 571 14,972
2,746,157
Technology Hardware, Storage & Peripherals — 0.5%
Corsair Gaming, Inc.* 2,009 11,029
CPI Card Group, Inc.* 255 3,128
Diebold Nixdorf, Inc.* 1,065 85,200
Eastman Kodak Co.* 2,073 15,174
GPGI, Inc., Class
a
A 2,471 55,474
Immersion Corp. 1,208 7,381
IonQ, Inc.(b) 14,561 558,706
Quantum Computing, Inc.(b) 8,673 72,940
Turtle Beach Corp.* 678 8,502
Xerox Holdings Corp. 5,064 9,115
826,649
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.* 5,009 102,734
Carter's, Inc. 1,533 51,432
Ermenegildo Zegna NV(b) 2,659 29,967
Figs, Inc., Class
a
A* 3,806 58,803
G-III Apparel Group Ltd. 1,564 47,843
Kontoor Brands, Inc. 2,371 154,613
Lakeland Industries, Inc. 364 3,338
Movado Group, Inc. 653 16,292
Oxford Industries, Inc. 608 24,071
Rocky Brands, Inc. 305 13,786
Steven Madden Ltd. 3,091 111,585
Superior Group of Cos., Inc. 471 4,677
Wolverine World Wide, Inc. 3,469 61,297
680,438
Tobacco — 0.1%
Ispire Technology, Inc.* 809 1,901
Turning Point Brands, Inc. 746 102,195
Universal Corp. 1,043 56,040
160,136
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc. 844 5,823
BlueLinx Holdings, Inc.* 329 21,688
Boise Cascade Co. 1,622 134,204
Custom Truck One Source, Inc.* 2,590 18,544
Distribution Solutions Group,
Inc.* 424 12,678
DNOW, Inc.* 7,997 94,205
DXP Enterprises, Inc.* 563 77,959
EVI Industries, Inc. 216 4,197
GATX Corp. 1,546 284,727
Global Industrial Co. 618 20,382
Herc Holdings, Inc. 1,407 196,684
Hudson Technologies, Inc.* 1,653 11,753
Karat Packaging, Inc. 368 9,071
McGrath RentCorp 1,058 117,385
NPK International, Inc.* 3,528 50,909
Rush Enterprises, Inc., Class
a
A 2,631 186,722
Rush Enterprises, Inc., Class
a
B 370 23,920

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Titan Machinery, Inc.* 910 $ 17,736
Transcat, Inc.* 392 30,564
Willis Lease Finance Corp. 122 24,853
Xometry, Inc., Class
a
A* 1,872 76,780
1,420,784
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.* 916 8,042
Water Utilities — 0.3%
American States Water Co. 1,667 124,241
Cadiz, Inc.* 2,363 12,288
California Water Service Group 2,571 115,901
Consolidated Water Co. Ltd. 648 24,527
Global Water Resources, Inc. 540 4,946
H2O America 1,434 77,135
Middlesex Water Co. 787 42,498
Pure Cycle Corp.* 897 9,481
York Water Co. (The) 620 20,386
431,403
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 3,353 14,183
Spok Holdings, Inc. 874 10,610
Telephone and Data Systems,
Inc. 4,282 191,620
216,413
Total Common Stocks
(Cost $119,652,813)
131,595,186
Number of
Rights
Rights — 0 .0% (d)
Oil, Gas & Consumable Fuels — 0.0% (d)
Empire Petroleum Corp.,
expiring 3/18/2026(b)
(Cost $–) 592 18
Shares
Securities Lending Reinvestments (e) — 1 .7%
Investment Companies — 1 .7%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (f)
(Cost $2,673,336) 2,673,336 2,673,336
Investments
Principal
Amount Value
Short-Term Investments — 13 .4%
Repurchase Agreements (g) — 13 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $20,879,013
(Cost $20,872,824) $ 20,872,824
$ 20,872,824
Total Investments — 99.9%
(Cost $143,198,973) 155,141,364
Other assets less liabilities — 0.1% 158,930
Net Assets — 100.0% $ 155,300,294
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $29,217,525.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $3,597,537, collateralized in the form of cash with a value of $2,673,336 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,214,663 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.75%, and maturity dates ranging from
March 12, 2026 – May 15, 2055. The total value of collateral is
$3,887,999.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $2,673,336.
(f) Rate shown is the 7-day yield as of February 28, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Futures Contracts Purchased
Russell 2000 High Income ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 171 3/20/2026 U.S. Dollar $ 22,526,685 $ 409,920
Swap Agreements
Russell 2000 High Income ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
10,050,831 3/8/2027 BNP Paribas N/A
Russell 2000
®
Daily Covered
Call Index 167
143,906,087 4/6/2027 Goldman Sachs International N/A
Russell 2000
®
Daily Covered
Call Index (1,159,576)
153,956,918 (1,159,409)
Total Unrealized
Appreciation
167
Total Unrealized
Depreciation
(1,159,576)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

RUSSELL U.S. DIVIDEND GROWERS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 4.4%
Commerce Bancshares, Inc. 1,252 $ 63,839
Community Trust Bancorp, Inc. 1,145 68,746
United Bankshares, Inc. 1,720 71,036
203,621
Beverages — 4.6%
Brown-Forman Corp., Class
a
B 2,151 62,078
Coca-Cola Co. (The) 934 76,177
PepsiCo, Inc. 451 76,553
214,808
Building Products — 1.7%
Carlisle Cos., Inc. 202 79,744
Capital Markets — 4.1%
Franklin Resources, Inc. 2,794 74,153
S&P Global, Inc. 131 57,886
T. Rowe Price Group, Inc. 613 58,008
190,047
Chemicals — 9.4%
Air Products and Chemicals,
Inc. 251 69,193
HB Fuller Co. 1,124 73,869
PPG Industries, Inc. 647 79,756
RPM International, Inc. 621 70,868
Sherwin-Williams Co. (The) 196 71,068
Stepan Co. 1,448 73,689
438,443
Commercial Services & Supplies — 3.1%
ABM Industries, Inc. 1,465 65,193
MSA Safety, Inc. 403 78,750
143,943
Consumer Staples Distribution & Retail — 5.0%
Sysco Corp. 894 81,497
Target Corp. 709 80,677
Walmart, Inc. 568 72,676
234,850
Containers & Packaging — 1.9%
Sonoco Products Co. 1,578 89,110
Distributors — 1.3%
Genuine Parts Co. 502 59,868
Electrical Equipment — 1.5%
Emerson Electric Co. 476 71,757
Food Products — 7.7%
Archer-Daniels-Midland Co. 1,108 76,496
Hormel Foods Corp. 2,686 68,762
Marzetti Co. (The) 409 67,215
McCormick & Co., Inc.
(Non-Voting) 1,033 73,384
Investments
Shares Value
Common Stocks (continued)
Tootsie Roll Industries, Inc. 1,739 $ 73,438
359,295
Gas Utilities — 4.7%
Atmos Energy Corp. 382 71,354
National Fuel Gas Co. 799 72,733
Northwest Natural Holding Co. 1,414 74,998
219,085
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories 523 60,851
Becton Dickinson & Co. 337 59,474
Medtronic plc 645 62,990
183,315
Health Care REITs — 1.5%
Universal Health Realty Income
Trust, REIT 1,641 71,580
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp. 210 71,623
Household Products — 6.6%
Clorox Co. (The) 623 79,221
Colgate-Palmolive Co. 838 83,079
Kimberly-Clark Corp. 635 70,765
Procter & Gamble Co. (The) 456 76,243
309,308
Insurance — 5.6%
Aflac, Inc. 598 67,532
Cincinnati Financial Corp. 403 66,084
Old Republic International
Corp. 1,522 65,248
RLI Corp. 1,047 65,249
264,113
Machinery — 8.6%
Dover Corp. 342 77,121
Gorman-Rupp Co. (The) 1,414 90,821
Illinois Tool Works, Inc. 262 76,145
Nordson Corp. 274 80,403
Stanley Black & Decker, Inc. 902 78,014
402,504
Metals & Mining — 1.6%
Nucor Corp. 410 72,521
Multi-Utilities — 3.1%
Black Hills Corp. 935 68,872
Consolidated Edison, Inc. 677 76,176
145,048
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp. 436 81,427
Pharmaceuticals — 1.7%
Johnson & Johnson 324 80,491

FEBRUARY 28, 2026 (Unaudited) :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks (continued)
Professional Services — 1.1%
Automatic Data Processing, Inc. 250 $ 53,590
Retail REITs — 3.1%
Federal Realty Investment Trust,
REIT 673 73,202
NNN REIT, Inc. 1,626 73,691
146,893
Specialty Retail — 1.5%
Lowe's Cos., Inc. 263 69,582
Tobacco — 1.4%
Universal Corp. 1,251 67,216
Trading Companies & Distributors — 1.6%
WW Grainger, Inc. 67 76,697
Water Utilities — 5.8%
American States Water Co. 894 66,630
California Water Service Group 1,457 65,682
H2O America 1,365 73,423
Middlesex Water Co. 1,261 68,094
273,829
Total Common Stocks
(Cost $4,415,857)
4,674,308
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $6,492
(Cost $6,490) $ 6,490
6,490
Total Investments — 99.8%
(Cost $4,422,347) 4,680,798
Other assets less liabilities — 0.2% 7,515
Net Assets — 100.0% $ 4,688,313
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
DIVIDEND ARISTOCRATS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.4%
General Dynamics Corp. 456,424 $ 162,966,189
Air Freight & Logistics — 2.7%
CH Robinson Worldwide, Inc. 928,164 171,942,381
Expeditors International of
Washington, Inc. 1,024,516 148,585,555
320,527,936
Beverages — 4.6%
Brown-Forman Corp.,
Class
a
B(a) 5,944,098 171,546,668
Coca-Cola Co. (The) 2,312,097 188,574,631
PepsiCo, Inc. 1,134,621 192,590,569
552,711,868
Biotechnology — 1.5%
AbbVie, Inc. 770,272 178,764,726
Building Products — 1.5%
A O Smith Corp. 2,304,737 179,769,486
Capital Markets — 4.9%
FactSet Research Systems, Inc. 586,374 127,131,747
Franklin Resources, Inc. 6,536,876 173,488,689
S&P Global, Inc. 313,455 138,509,496
T. Rowe Price Group, Inc. 1,568,775 148,453,178
587,583,110
Chemicals — 8.9%
Air Products and Chemicals,
Inc. 632,792 174,441,771
Albemarle Corp. 924,661 165,209,181
Ecolab, Inc. 594,919 183,443,274
Linde plc 378,956 192,539,964
PPG Industries, Inc. 1,479,423 182,368,473
Sherwin-Williams Co. (The) 467,273 169,428,517
1,067,431,180
Commercial Services & Supplies — 1.4%
Cintas Corp. 852,025 171,367,788
Consumer Staples Distribution & Retail — 4.6%
Sysco Corp. 2,164,230 197,291,207
Target Corp. 1,569,971 178,647,000
Walmart, Inc. 1,394,890 178,476,175
554,414,382
Containers & Packaging — 1.6%
Amcor plc 3,926,751 190,172,551
Distributors — 1.2%
Genuine Parts Co. 1,222,066 145,743,591
Electric Utilities — 3.0%
Eversource Energy 2,332,504 177,760,130
Investments
Shares Value
Common Stocks (continued)
NextEra Energy, Inc. 1,985,618 $ 186,191,400
363,951,530
Electrical Equipment — 1.4%
Emerson Electric Co. 1,113,153 167,807,815
Food Products — 5.9%
Archer-Daniels-Midland Co. 2,459,295 169,789,727
Hormel Foods Corp. 6,815,152 174,467,891
J M Smucker Co. (The) 1,629,260 188,912,697
McCormick & Co., Inc.
(Non-Voting) 2,501,416 177,700,593
710,870,908
Gas Utilities — 1.5%
Atmos Energy Corp. 988,858 184,708,786
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories 1,379,063 160,453,980
Becton Dickinson & Co. 1,006,368 177,603,825
Medtronic plc 1,660,128 162,128,100
500,185,905
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. 798,650 183,074,540
Hotels, Restaurants & Leisure — 1.6%
McDonald's Corp. 544,650 185,758,329
Household Products — 7.9%
Church & Dwight Co., Inc. 1,814,454 190,263,646
Clorox Co. (The) 1,506,188 191,526,866
Colgate-Palmolive Co. 1,964,998 194,809,902
Kimberly-Clark Corp. 1,664,609 185,504,027
Procter & Gamble Co. (The) 1,139,904 190,591,949
952,696,390
Insurance — 7.0%
Aflac, Inc. 1,533,662 173,196,450
Brown & Brown, Inc. 2,132,628 153,165,343
Chubb Ltd. 555,017 189,183,094
Cincinnati Financial Corp. 1,029,141 168,758,541
Erie Indemnity Co., Class
a
A 594,834 160,272,073
844,575,501
IT Services — 1.1%
International Business
Machines Corp. 559,568 134,413,829
Life Sciences Tools & Services — 1.4%
West Pharmaceutical Services,
Inc. 652,510 165,959,393
Machinery — 8.9%
Caterpillar, Inc. 257,978 191,633,798
Dover Corp. 798,341 180,025,895
Illinois Tool Works, Inc. 640,510 186,151,421
Nordson Corp. 609,645 178,894,229
Pentair plc 1,553,842 154,125,588

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks (continued)
Stanley Black & Decker, Inc. 1,992,988 $ 172,373,532
1,063,204,463
Metals & Mining — 1.4%
Nucor Corp. 923,787 163,399,445
Multi-Utilities — 1.5%
Consolidated Edison, Inc. 1,603,373 180,411,530
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp. 998,586 186,495,921
Exxon Mobil Corp. 1,246,120 190,033,300
376,529,221
Personal Care Products — 1.5%
Kenvue, Inc. 9,579,644 183,162,793
Pharmaceuticals — 1.6%
Johnson & Johnson 763,700 189,725,991
Professional Services — 1.2%
Automatic Data Processing, Inc. 647,861 138,875,484
Residential REITs — 1.4%
Essex Property Trust, Inc., REIT 647,232 165,115,356
Retail REITs — 3.0%
Federal Realty Investment Trust,
REIT 1,624,967 176,747,661
Realty Income Corp., REIT 2,694,517 180,532,639
357,280,300
Software — 1.2%
Roper Technologies, Inc. 411,444 143,894,310
Specialty Retail — 1.3%
Lowe's Cos., Inc. 600,824 158,960,006
Trading Companies & Distributors — 2.9%
Fastenal Co. 3,731,822 171,813,085
WW Grainger, Inc. 157,280 180,043,134
351,856,219
Total Common Stocks
(Cost $9,745,752,091)
11,977,870,851
Securities Lending Reinvestments (b) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $62,514,182) 62,514,182 62,514,182
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $13,906,632
(Cost $13,902,511) $ 13,902,511
$ 13,902,511
Total Investments — 100.4%
(Cost $9,822,168,784) 12,054,287,544
Liabilities in excess of other assets — (0.4%) (43,774,364)
Net Assets — 100.0% $ 12,010,513,180
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $61,680,660, collateralized in the form of cash with a value of $62,514,182 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $62,514,182.
(c) Rate shown is the 7-day yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500
®
DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks — 80 .0%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.* 2 $ 1,085
Boeing Co. (The)* 18 4,096
General Dynamics Corp. 6 2,142
General Electric Co. 25 8,556
Howmet Aerospace, Inc. 9 2,363
Huntington Ingalls Industries,
Inc. 1 445
L3Harris Technologies, Inc. 4 1,458
Lockheed Martin Corp. 5 3,290
Northrop Grumman Corp. 3 2,173
RTX Corp. 31 6,281
Textron, Inc. 4 395
TransDigm Group, Inc. 1 1,303
33,587
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 3 556
Expeditors International of
Washington, Inc. 3 435
FedEx Corp. 5 1,935
United Parcel Service, Inc.,
Class
a
B 17 1,971
4,897
Automobile Components — 0.0%(a)
Aptiv plc* 5 368
Automobiles — 1.8%
Ford Motor Co. 92 1,296
General Motors Co. 24 1,889
Tesla, Inc.* 66 26,566
29,751
Banks — 2.8%
Bank of America Corp. 157 7,823
Citigroup, Inc. 42 4,628
Citizens Financial Group, Inc. 11 662
Fifth Third Bancorp 21 1,039
Huntington Bancshares, Inc. 50 840
JPMorgan Chase & Co. 64 19,219
KeyCorp 23 477
M&T Bank Corp. 4 868
PNC Financial Services Group,
Inc. (The) 9 1,911
Regions Financial Corp. 22 612
Truist Financial Corp. 30 1,479
US Bancorp 37 2,023
Wells Fargo & Co. 73 5,946
47,527
Beverages — 0.9%
Brown-Forman Corp., Class
a
B 6 173
Coca-Cola Co. (The) 89 7,259
Constellation Brands, Inc.,
Class
a
A 3 474
Keurig Dr Pepper, Inc. 33 999
Molson Coors Beverage Co.,
Class
a
B 5 245
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 18 $ 1,535
PepsiCo, Inc. 31 5,262
15,947
Biotechnology — 1.4%
AbbVie, Inc. 41 9,515
Amgen, Inc. 12 4,658
Biogen, Inc.* 3 576
Gilead Sciences, Inc. 29 4,320
Incyte Corp.* 4 405
Moderna, Inc.* 9 482
Regeneron Pharmaceuticals,
Inc. 2 1,563
Vertex Pharmaceuticals, Inc.* 6 2,981
24,500
Broadline Retail — 2.8%
Amazon.com, Inc.* 226 47,460
eBay, Inc. 11 999
48,459
Building Products — 0.4%
A O Smith Corp. 3 234
Allegion plc 2 322
Builders FirstSource, Inc.* 3 313
Carrier Global Corp. 19 1,224
Johnson Controls International
plc 14 2,020
Lennox International, Inc. 1 570
Masco Corp. 5 358
Trane Technologies plc 5 2,312
7,353
Capital Markets — 2.5%
Ameriprise Financial, Inc. 2 940
Ares Management Corp.,
Class
a
A 5 560
Bank of New York Mellon Corp.
(The) 16 1,906
Blackrock, Inc. 3 3,190
Blackstone, Inc. 17 1,927
Cboe Global Markets, Inc. 2 600
Charles Schwab Corp. (The) 37 3,522
CME Group, Inc. 8 2,556
Coinbase Global, Inc., Class
a
A* 5 879
FactSet Research Systems, Inc. 1 217
Franklin Resources, Inc. 9 239
Goldman Sachs Group, Inc.
(The) 7 6,017
Interactive Brokers Group, Inc.,
Class
a
A 11 783
Intercontinental Exchange, Inc. 13 2,134
Invesco Ltd. 12 315
KKR & Co., Inc. 16 1,403
Moody's Corp. 3 1,433
Morgan Stanley 29 4,829
MSCI, Inc., Class
a
A 2 1,144
Nasdaq, Inc. 11 963
Northern Trust Corp. 4 572
Raymond James Financial, Inc. 4 612

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
Robinhood Markets, Inc.,
Class
a
A* 19 $ 1,441
S&P Global, Inc. 7 3,093
State Street Corp. 6 772
T. Rowe Price Group, Inc. 5 473
42,520
Chemicals — 0.9%
Air Products and Chemicals,
Inc. 5 1,378
Albemarle Corp. 3 536
CF Industries Holdings, Inc. 4 398
Corteva, Inc. 15 1,202
Dow, Inc. 18 553
DuPont de Nemours, Inc. 11 550
Ecolab, Inc. 6 1,850
International Flavors &
Fragrances, Inc. 7 576
Linde plc 11 5,589
LyondellBasell Industries NV,
Class
a
A 7 403
Mosaic Co. (The) 9 251
PPG Industries, Inc. 5 616
Sherwin-Williams Co. (The) 5 1,813
15,715
Commercial Services & Supplies — 0.4%
Cintas Corp. 8 1,609
Copart, Inc.* 21 800
Republic Services, Inc., Class
a
A 5 1,145
Rollins, Inc. 8 487
Veralto Corp. 6 584
Waste Management, Inc. 8 1,927
6,552
Communications Equipment — 0.8%
Arista Networks, Inc.* 25 3,338
Ciena Corp.* 3 1,046
Cisco Systems, Inc. 93 7,390
F5, Inc.* 1 271
Motorola Solutions, Inc. 4 1,929
13,974
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. 1 1,429
EMCOR Group, Inc. 1 725
Quanta Services, Inc. 3 1,689
3,843
Construction Materials — 0.2%
CRH plc 15 1,800
Martin Marietta Materials, Inc. 1 676
Vulcan Materials Co. 3 930
3,406
Consumer Finance — 0.4%
American Express Co. 12 3,707
Capital One Financial Corp. 14 2,739
Investments
Shares Value
Common Stocks (continued)
Synchrony Financial 9 $ 622
7,068
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 10 10,108
Dollar General Corp. 5 781
Dollar Tree, Inc.* 4 506
Kroger Co. (The) 15 1,023
Sysco Corp. 11 1,003
Target Corp. 10 1,138
Walmart, Inc. 101 12,923
27,482
Containers & Packaging — 0.2%
Amcor plc 12 581
Avery Dennison Corp. 2 393
Ball Corp. 7 470
International Paper Co. 13 566
Packaging Corp. of America 2 464
Smurfit Westrock plc 13 611
3,085
Distributors — 0.0%(a)
Genuine Parts Co. 3 358
Pool Corp. 1 227
585
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 167 4,678
Comcast Corp., Class
a
A 86 2,662
Verizon Communications, Inc. 98 4,914
12,254
Electric Utilities — 1.3%
Alliant Energy Corp. 8 579
American Electric Power Co.,
Inc. 12 1,606
Constellation Energy Corp. 7 2,309
Duke Energy Corp. 18 2,355
Edison International 11 822
Entergy Corp. 10 1,071
Evergy, Inc. 5 418
Eversource Energy 11 838
Exelon Corp. 24 1,187
FirstEnergy Corp. 13 665
NextEra Energy, Inc. 48 4,501
NRG Energy, Inc. 4 716
PG&E Corp. 54 1,026
Pinnacle West Capital Corp. 3 301
PPL Corp. 18 702
Southern Co. (The) 26 2,532
Xcel Energy, Inc. 15 1,251
22,879
Electrical Equipment — 0.8%
AMETEK, Inc. 5 1,196
Eaton Corp. plc 9 3,383
Emerson Electric Co. 13 1,960
GE Vernova, Inc. 6 5,242

S&P 500
®
DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
Generac Holdings, Inc.* 1 $ 225
Hubbell, Inc., Class
a
B 1 512
Rockwell Automation, Inc. 3 1,222
13,740
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 29 4,236
CDW Corp. 3 368
Corning, Inc. 18 2,707
Jabil, Inc. 2 530
Keysight Technologies, Inc.* 4 1,229
TE Connectivity plc 7 1,611
Teledyne Technologies, Inc.* 1 681
Zebra Technologies Corp.,
Class
a
A* 1 224
11,586
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 23 1,501
Halliburton Co. 20 720
SLB Ltd. 35 1,797
4,018
Entertainment — 1.1%
Electronic Arts, Inc. 5 1,003
Live Nation Entertainment, Inc.* 4 648
Netflix, Inc.* 100 9,624
Take-Two Interactive Software,
Inc.* 4 846
TKO Group Holdings, Inc.,
Class
a
A 2 448
Walt Disney Co. (The) 42 4,454
Warner Bros Discovery, Inc.* 60 1,690
18,713
Financial Services — 3.0%
Apollo Global Management, Inc. 11 1,151
Berkshire Hathaway, Inc.,
Class
a
B* 44 22,218
Block, Inc., Class
a
A* 13 828
Corpay, Inc.* 2 650
Fidelity National Information
Services, Inc. 13 662
Fiserv, Inc.* 13 810
Global Payments, Inc. 7 535
Jack Henry & Associates, Inc. 2 325
Mastercard, Inc., Class
a
A 19 9,827
PayPal Holdings, Inc. 22 1,017
Visa, Inc., Class
a
A 38 12,165
50,188
Food Products — 0.4%
Archer-Daniels-Midland Co. 12 829
Bunge Global SA 3 362
Campbell's Co. (The) 5 135
Conagra Brands, Inc. 13 250
General Mills, Inc. 13 588
Hershey Co. (The) 3 709
Hormel Foods Corp. 9 230
J M Smucker Co. (The) 2 232
Investments
Shares Value
Common Stocks (continued)
Kraft Heinz Co. (The) 21 $ 517
Lamb Weston Holdings, Inc. 4 193
McCormick & Co., Inc.
(Non-Voting) 7 497
Mondelez International, Inc.,
Class
a
A 30 1,847
Tyson Foods, Inc., Class
a
A 7 455
6,844
Gas Utilities — 0.1%
Atmos Energy Corp. 4 747
Ground Transportation — 0.7%
CSX Corp. 45 1,921
JB Hunt Transport Services,
Inc. 2 467
Norfolk Southern Corp. 5 1,574
Old Dominion Freight Line, Inc. 4 812
Uber Technologies, Inc.* 48 3,620
Union Pacific Corp. 14 3,710
12,104
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories 41 4,770
Align Technology, Inc.* 2 380
Baxter International, Inc. 14 285
Becton Dickinson & Co. 7 1,235
Boston Scientific Corp.* 35 2,690
Cooper Cos., Inc. (The)* 5 418
Dexcom, Inc.* 8 587
Edwards Lifesciences Corp.* 15 1,297
GE HealthCare Technologies,
Inc. 11 927
Hologic, Inc.* 5 377
IDEXX Laboratories, Inc.* 2 1,314
Insulet Corp.* 2 493
Intuitive Surgical, Inc.* 8 4,028
Medtronic plc 30 2,930
ResMed, Inc. 3 769
Solventum Corp.* 3 223
STERIS plc 2 505
Stryker Corp. 8 3,100
Zimmer Biomet Holdings, Inc. 5 492
26,820
Health Care Providers & Services — 1.3%
Cardinal Health, Inc. 5 1,146
Cencora, Inc. 4 1,488
Centene Corp.* 12 539
Cigna Group (The) 6 1,739
CVS Health Corp. 30 2,397
DaVita, Inc.* 1 156
Elevance Health, Inc. 5 1,600
HCA Healthcare, Inc. 4 2,119
Henry Schein, Inc.* 3 247
Humana, Inc. 3 572
Labcorp Holdings, Inc. 2 578
McKesson Corp. 3 2,962
Molina Healthcare, Inc.* 1 154
Quest Diagnostics, Inc. 3 636

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
UnitedHealth Group, Inc. 21 $ 6,159
Universal Health Services, Inc.,
Class
a
B 1 206
22,698
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 5 270
Healthpeak Properties, Inc.,
REIT 18 318
Ventas, Inc., REIT 11 948
Welltower, Inc., REIT 16 3,314
4,850
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 17 333
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class
a
A* 10 1,351
Booking Holdings, Inc. 1 4,239
Carnival Corp. 27 852
Chipotle Mexican Grill, Inc.,
Class
a
A* 31 1,154
Darden Restaurants, Inc. 3 642
Domino's Pizza, Inc. 1 402
DoorDash, Inc., Class
a
A* 9 1,588
Expedia Group, Inc. 3 647
Hilton Worldwide Holdings, Inc. 5 1,559
Las Vegas Sands Corp. 8 454
Marriott International, Inc.,
Class
a
A 5 1,709
McDonald's Corp. 16 5,457
MGM Resorts International* 6 221
Norwegian Cruise Line Holdings
Ltd.* 12 297
Royal Caribbean Cruises Ltd. 6 1,866
Starbucks Corp. 27 2,647
Wynn Resorts Ltd. 2 216
Yum! Brands, Inc. 6 1,009
26,310
Household Durables — 0.2%
DR Horton, Inc. 6 962
Garmin Ltd. 4 1,011
Lennar Corp., Class
a
A 5 572
PulteGroup, Inc. 4 549
3,094
Household Products — 0.8%
Church & Dwight Co., Inc. 5 524
Clorox Co. (The) 3 381
Colgate-Palmolive Co. 18 1,785
Kimberly-Clark Corp. 8 892
Procter & Gamble Co. (The) 55 9,196
12,778
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 18 311
Investments
Shares Value
Common Stocks (continued)
Vistra Corp. 7 $ 1,217
1,528
Industrial Conglomerates — 0.3%
3M Co. 12 1,984
Honeywell International, Inc. 14 3,410
5,394
Industrial REITs — 0.2%
Prologis, Inc., REIT 21 2,994
Insurance — 1.4%
Aflac, Inc. 11 1,242
Allstate Corp. (The) 6 1,287
American International Group,
Inc. 14 1,127
Aon plc, Class
a
A 5 1,677
Arch Capital Group Ltd.* 8 801
Arthur J Gallagher & Co. 6 1,369
Assurant, Inc. 1 230
Brown & Brown, Inc. 8 575
Chubb Ltd. 8 2,727
Cincinnati Financial Corp. 4 656
Erie Indemnity Co., Class
a
A 1 269
Everest Group Ltd. 1 335
Globe Life, Inc. 2 291
Hartford Insurance Group, Inc.
(The) 6 845
Loews Corp. 4 440
Marsh & McLennan Cos., Inc. 11 2,054
MetLife, Inc. 15 1,081
Principal Financial Group, Inc. 5 477
Progressive Corp. (The) 13 2,778
Prudential Financial, Inc. 8 787
Travelers Cos., Inc. (The) 5 1,543
W R Berkley Corp. 8 574
Willis Towers Watson plc 2 610
23,775
Interactive Media & Services — 6.4%
Alphabet, Inc., Class
a
A 136 42,399
Alphabet, Inc., Class
a
C 107 33,323
Match Group, Inc. 7 221
Meta Platforms, Inc., Class
a
A 52 33,706
109,649
IT Services — 0.6%
Accenture plc, Class
a
A 14 2,922
Akamai Technologies, Inc.* 3 295
Cognizant Technology Solutions
Corp., Class
a
A 12 773
EPAM Systems, Inc.* 1 141
Gartner, Inc.* 2 314
GoDaddy, Inc., Class
a
A* 3 262
International Business
Machines Corp. 21 5,045
VeriSign, Inc. 2 456
10,208

S&P 500
®
DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(a)
Hasbro, Inc. 3 $ 299
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 6 728
Bio-Techne Corp. 5 295
Charles River Laboratories
International, Inc.* 1 178
Danaher Corp. 14 2,949
IQVIA Holdings, Inc.* 4 715
Revvity, Inc. 3 295
Thermo Fisher Scientific, Inc. 9 4,690
Waters Corp.* 2 639
West Pharmaceutical Services,
Inc. 2 509
10,998
Machinery — 1.6%
Caterpillar, Inc. 11 8,171
Cummins, Inc. 3 1,752
Deere & Co. 6 3,778
Dover Corp. 3 676
Fortive Corp. 8 474
IDEX Corp. 2 419
Illinois Tool Works, Inc. 6 1,744
Ingersoll Rand, Inc. 8 753
Nordson Corp. 1 293
Otis Worldwide Corp. 9 833
PACCAR, Inc. 12 1,513
Parker-Hannifin Corp. 3 3,028
Pentair plc 4 397
Snap-on, Inc. 1 385
Stanley Black & Decker, Inc. 4 346
Westinghouse Air Brake
Technologies Corp. 4 1,056
Xylem, Inc. 6 777
26,395
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 2 469
Fox Corp., Class
a
A 6 338
Fox Corp., Class
a
B 4 207
News Corp., Class
a
A 11 267
News Corp., Class
a
B 4 107
Omnicom Group, Inc. 8 682
Paramount Skydance Corp.,
Class
a
B(b) 11 149
Trade Desk, Inc. (The), Class
a
A* 12 286
2,505
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 34 2,315
Newmont Corp. 25 3,250
Nucor Corp. 5 884
Steel Dynamics, Inc. 3 579
7,028
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.5%
Ameren Corp. 6 $ 680
CenterPoint Energy, Inc. 16 696
CMS Energy Corp. 8 624
Consolidated Edison, Inc. 8 900
Dominion Energy, Inc. 20 1,263
DTE Energy Co. 5 741
NiSource, Inc. 12 568
Public Service Enterprise
Group, Inc. 11 947
Sempra 15 1,444
WEC Energy Group, Inc. 7 819
8,682
Office REITs — 0.0%(a)
BXP, Inc., REIT 4 230
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. 10 304
Chevron Corp. 45 8,404
ConocoPhillips 29 3,290
Coterra Energy, Inc. 19 581
Devon Energy Corp. 15 653
Diamondback Energy, Inc. 4 696
EOG Resources, Inc. 12 1,489
EQT Corp. 15 921
Expand Energy Corp. 5 540
Exxon Mobil Corp. 97 14,793
Kinder Morgan, Inc. 48 1,597
Marathon Petroleum Corp. 7 1,387
Occidental Petroleum Corp. 17 902
ONEOK, Inc. 15 1,242
Phillips 66 9 1,389
Targa Resources Corp. 5 1,179
Texas Pacific Land Corp. 1 524
Valero Energy Corp. 7 1,433
Williams Cos., Inc. (The) 29 2,167
43,491
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 16 1,051
Southwest Airlines Co. 13 641
United Airlines Holdings, Inc.* 7 744
2,436
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 6 657
Kenvue, Inc. 47 898
1,555
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. 47 2,931
Eli Lilly & Co. 18 18,936
Johnson & Johnson 57 14,161
Merck & Co., Inc. 59 7,305
Pfizer, Inc. 136 3,761
Viatris, Inc. 27 403

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
Zoetis, Inc., Class
a
A 10 $ 1,311
48,808
Professional Services — 0.3%
Automatic Data Processing, Inc. 9 1,929
Broadridge Financial Solutions,
Inc. 3 558
Equifax, Inc. 3 627
Jacobs Solutions, Inc. 3 414
Leidos Holdings, Inc. 3 525
Paychex, Inc. 7 655
Paycom Software, Inc. 1 126
Verisk Analytics, Inc., Class
a
A 3 623
5,457
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 7 1,034
CoStar Group, Inc.* 11 491
1,525
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 3 532
Camden Property Trust, REIT 2 217
Equity Residential, REIT 9 569
Essex Property Trust, Inc., REIT 1 255
Invitation Homes, Inc., REIT 15 395
Mid-America Apartment
Communities, Inc., REIT 3 401
UDR, Inc., REIT 8 300
2,669
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 2 218
Kimco Realty Corp., REIT 17 400
Realty Income Corp., REIT 22 1,474
Regency Centers Corp., REIT 4 316
Simon Property Group, Inc.,
REIT 7 1,427
3,835
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc.* 37 7,408
Analog Devices, Inc. 11 3,914
Applied Materials, Inc. 18 6,701
Broadcom, Inc. 110 35,151
First Solar, Inc.* 2 394
Intel Corp.* 104 4,743
KLA Corp. 3 4,574
Lam Research Corp. 29 6,783
Microchip Technology, Inc. 15 1,120
Micron Technology, Inc. 26 10,722
Monolithic Power Systems, Inc. 1 1,143
NVIDIA Corp. 564 99,935
NXP Semiconductors NV 6 1,362
ON Semiconductor Corp.* 9 598
Qnity Electronics, Inc. 5 634
QUALCOMM, Inc. 25 3,559
Skyworks Solutions, Inc. 4 238
Investments
Shares Value
Common Stocks (continued)
Teradyne, Inc. 4 $ 1,280
Texas Instruments, Inc. 21 4,454
194,713
Software — 6.5%
Adobe, Inc.* 10 2,624
AppLovin Corp., Class
a
A* 6 2,609
Autodesk, Inc.* 5 1,229
Cadence Design Systems, Inc.* 6 1,808
Crowdstrike Holdings, Inc.,
Class
a
A* 6 2,232
Datadog, Inc., Class
a
A* 7 784
Fair Isaac Corp.* 1 1,409
Fortinet, Inc.* 14 1,106
Gen Digital, Inc. 15 339
Intuit, Inc. 6 2,454
Microsoft Corp. 172 67,551
Oracle Corp. 38 5,525
Palantir Technologies, Inc.,
Class
a
A* 53 7,271
Palo Alto Networks, Inc.* 18 2,681
PTC, Inc.* 3 470
Roper Technologies, Inc. 2 700
Salesforce, Inc. 22 4,285
ServiceNow, Inc.* 25 2,700
Synopsys, Inc.* 4 1,656
Trimble, Inc.* 5 334
Tyler Technologies, Inc.* 1 355
Workday, Inc., Class
a
A* 5 669
110,791
Specialized REITs — 0.6%
American Tower Corp., REIT 11 2,111
Crown Castle, Inc., REIT 10 895
Digital Realty Trust, Inc., REIT 7 1,240
Equinix, Inc., REIT 2 1,949
Extra Space Storage, Inc., REIT 5 755
Iron Mountain, Inc., REIT 7 758
Public Storage, REIT 4 1,228
SBA Communications Corp.,
Class
a
A, REIT 2 402
VICI Properties, Inc., Class
a
A,
REIT 27 816
Weyerhaeuser Co., REIT 18 442
10,596
Specialty Retail — 1.3%
Best Buy Co., Inc. 5 310
Carvana Co., Class
a
A* 3 1,002
Home Depot, Inc. (The) 23 8,757
Lowe's Cos., Inc. 13 3,439
O'Reilly Automotive, Inc.* 19 1,784
Ross Stores, Inc. 7 1,439
TJX Cos., Inc. (The) 25 4,042
Tractor Supply Co. 13 674
Ulta Beauty, Inc.* 1 685
Williams-Sonoma, Inc. 3 617
22,749

S&P 500
®
DYNAMIC BUFFER ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. 342 $ 90,350
Dell Technologies, Inc., Class
a
C 7 1,036
Hewlett Packard Enterprise Co. 32 687
HP, Inc. 23 437
NetApp, Inc. 5 495
Sandisk Corp.* 3 1,906
Seagate Technology Holdings
plc 5 2,039
Super Micro Computer, Inc.* 12 389
Western Digital Corp. 8 2,238
99,577
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 3 352
Lululemon Athletica, Inc.* 2 370
NIKE, Inc., Class
a
B 28 1,741
Ralph Lauren Corp., Class
a
A 1 363
Tapestry, Inc. 5 777
3,603
Tobacco — 0.6%
Altria Group, Inc. 39 2,692
Philip Morris International, Inc. 36 6,726
9,418
Trading Companies & Distributors — 0.2%
Fastenal Co. 27 1,243
United Rentals, Inc. 1 840
WW Grainger, Inc. 1 1,145
3,228
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 4 544
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 11 2,388
Total Common Stocks
(Cost $1,227,889)
1,363,643
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $35) 35 35
Investments
Principal
Amount Value
Short-Term Investments — 14 .0%
Repurchase Agreements (e) — 14 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $239,344
(Cost $239,275) $ 239,275
$ 239,275
Total Investments — 94.0%
(Cost $1,467,199) 1,602,953
Other assets less liabilities — 6.0% 101,440
Net Assets — 100.0% $ 1,704,393
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $41, collateralized in the form of cash with a value of
$35 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $35.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Futures Contracts Purchased
S&P 500
®
Dynamic Buffer ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P 500
®
E-Mini Index 1 3/20/2026 U.S. Dollar $ 344,450 $ (39)
Swap Agreements
S&P 500
®
Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
1,695,282 11/6/2026 Goldman Sachs International N/A
S&P
®
500 Daily Dynamic Buffer
Index (447,044)
1,695,282 (447,044)
Total Unrealized
Depreciation
(447,044)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.6%
Axon Enterprise, Inc.* 105 $ 56,952
Boeing Co. (The)* 1,037 235,949
General Dynamics Corp. 335 119,612
General Electric Co. 1,398 478,479
Howmet Aerospace, Inc. 534 140,191
Huntington Ingalls Industries,
Inc. 52 23,115
L3Harris Technologies, Inc. 247 90,041
Lockheed Martin Corp. 269 177,024
Northrop Grumman Corp. 178 128,940
RTX Corp. 1,776 359,853
Textron, Inc. 234 23,084
TransDigm Group, Inc. 75 97,709
1,930,949
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 157 29,084
Expeditors International of
Washington, Inc. 178 25,815
FedEx Corp. 287 111,069
United Parcel Service, Inc.,
Class
a
B 980 113,641
279,609
Automobile Components — 0.0%(a)
Aptiv plc* 287 21,106
Automobiles — 2.2%
Ford Motor Co. 5,186 73,071
General Motors Co. 1,236 97,286
Tesla, Inc.* 3,724 1,498,947
1,669,304
Banks — 3.5%
Bank of America Corp. 8,904 443,686
Citigroup, Inc. 2,371 261,261
Citizens Financial Group, Inc. 570 34,308
Fifth Third Bancorp 1,197 59,216
Huntington Bancshares, Inc. 2,695 45,276
JPMorgan Chase & Co. 3,608 1,083,482
KeyCorp 1,232 25,552
M&T Bank Corp. 203 44,047
PNC Financial Services Group,
Inc. (The) 520 110,422
Regions Financial Corp. 1,163 32,366
Truist Financial Corp. 1,695 83,581
US Bancorp 2,061 112,654
Wells Fargo & Co. 4,160 338,832
2,674,683
Beverages — 1.2%
Brown-Forman Corp.,
Class
a
B(b) 232 6,696
Coca-Cola Co. (The) 5,130 418,403
Constellation Brands, Inc.,
Class
a
A 187 29,520
Keurig Dr Pepper, Inc. 1,800 54,504
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 224 $ 10,974
Monster Beverage Corp.* 945 80,608
PepsiCo, Inc. 1,811 307,399
908,104
Biotechnology — 1.9%
AbbVie, Inc. 2,342 543,531
Amgen, Inc. 714 277,146
Biogen, Inc.* 194 37,213
Gilead Sciences, Inc. 1,644 244,874
Incyte Corp.* 219 22,178
Moderna, Inc.* 461 24,696
Regeneron Pharmaceuticals,
Inc. 134 104,744
Vertex Pharmaceuticals, Inc.* 336 166,935
1,421,317
Broadline Retail — 3.7%
Amazon.com, Inc.* 12,892 2,707,320
eBay, Inc. 599 54,425
2,761,745
Building Products — 0.5%
A O Smith Corp. 150 11,700
Allegion plc 114 18,371
Builders FirstSource, Inc.* 146 15,226
Carrier Global Corp. 1,049 67,556
Johnson Controls International
plc 810 116,883
Lennox International, Inc. 42 23,937
Masco Corp. 276 19,767
Trane Technologies plc 293 135,460
408,900
Capital Markets — 3.3%
Ameriprise Financial, Inc. 123 57,825
Ares Management Corp.,
Class
a
A 272 30,467
Bank of New York Mellon Corp.
(The) 923 109,929
Blackrock, Inc. 190 202,014
Blackstone, Inc. 978 110,876
Cboe Global Markets, Inc. 139 41,661
Charles Schwab Corp. (The) 2,213 210,677
CME Group, Inc. 478 152,721
Coinbase Global, Inc., Class
a
A* 302 53,107
FactSet Research Systems, Inc. 50 10,840
Franklin Resources, Inc. 408 10,828
Goldman Sachs Group, Inc.
(The) 398 342,109
Interactive Brokers Group, Inc.,
Class
a
A 590 42,002
Intercontinental Exchange, Inc. 756 124,082
Invesco Ltd. 590 15,493
KKR & Co., Inc. 910 79,789
Moody's Corp. 203 96,951
Morgan Stanley 1,601 266,582
MSCI, Inc., Class
a
A 100 57,183
Nasdaq, Inc. 598 52,373

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Northern Trust Corp. 250 $ 35,772
Raymond James Financial, Inc. 233 35,668
Robinhood Markets, Inc.,
Class
a
A* 1,042 79,036
S&P Global, Inc. 411 181,613
State Street Corp. 371 47,718
T. Rowe Price Group, Inc. 290 27,443
2,474,759
Chemicals — 1.2%
Air Products and Chemicals,
Inc. 294 81,047
Albemarle Corp. 156 27,873
CF Industries Holdings, Inc. 207 20,605
Corteva, Inc. 896 71,788
Dow, Inc. 942 28,948
DuPont de Nemours, Inc. 556 27,822
Ecolab, Inc. 337 103,914
International Flavors &
Fragrances, Inc. 340 27,958
Linde plc 619 314,501
LyondellBasell Industries NV,
Class
a
A 341 19,614
Mosaic Co. (The) 421 11,721
PPG Industries, Inc. 298 36,734
Sherwin-Williams Co. (The) 305 110,590
883,115
Commercial Services & Supplies — 0.5%
Cintas Corp. 453 91,112
Copart, Inc.* 1,181 44,984
Republic Services, Inc., Class
a
A 266 60,914
Rollins, Inc. 388 23,625
Veralto Corp. 329 32,055
Waste Management, Inc. 492 118,493
371,183
Communications Equipment — 1.0%
Arista Networks, Inc.* 1,368 182,628
Ciena Corp.* 187 65,207
Cisco Systems, Inc. 5,222 414,940
F5, Inc.* 77 20,895
Motorola Solutions, Inc. 220 106,097
789,767
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 47 67,180
EMCOR Group, Inc. 59 42,753
Quanta Services, Inc. 197 110,927
220,860
Construction Materials — 0.3%
CRH plc 888 106,542
Martin Marietta Materials, Inc. 80 54,126
Vulcan Materials Co. 175 54,250
214,918
Consumer Finance — 0.6%
American Express Co. 712 219,937
Investments
Shares Value
Common Stocks (continued)
Capital One Financial Corp. 843 $ 164,925
Synchrony Financial 477 32,965
417,827
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. 587 593,334
Dollar General Corp. 291 45,466
Dollar Tree, Inc.* 251 31,746
Kroger Co. (The) 808 55,138
Sysco Corp. 635 57,887
Target Corp. 602 68,502
Walmart, Inc. 5,812 743,645
1,595,718
Containers & Packaging — 0.2%
Amcor plc 611 29,591
Avery Dennison Corp. 103 20,224
Ball Corp. 355 23,831
International Paper Co. 700 30,485
Packaging Corp. of America 119 27,625
Smurfit Westrock plc 692 32,531
164,287
Distributors — 0.0%(a)
Genuine Parts Co. 184 21,944
Pool Corp. 43 9,769
31,713
Diversified Telecommunication Services — 0.9%
AT&T, Inc. 9,394 263,126
Comcast Corp., Class
a
A 4,816 149,103
Verizon Communications, Inc. 5,587 280,132
692,361
Electric Utilities — 1.7%
Alliant Energy Corp. 341 24,668
American Electric Power Co.,
Inc. 709 94,878
Constellation Energy Corp. 414 136,570
Duke Energy Corp. 1,031 134,906
Edison International 511 38,192
Entergy Corp. 592 63,409
Evergy, Inc. 305 25,516
Eversource Energy 497 37,876
Exelon Corp. 1,339 66,240
FirstEnergy Corp. 689 35,249
NextEra Energy, Inc. 2,759 258,712
NRG Energy, Inc. 253 45,277
PG&E Corp. 2,912 55,328
Pinnacle West Capital Corp. 159 15,948
PPL Corp. 980 38,201
Southern Co. (The) 1,459 142,078
Xcel Energy, Inc. 785 65,438
1,278,486
Electrical Equipment — 1.1%
AMETEK, Inc. 304 72,723
Eaton Corp. plc 515 193,599
Emerson Electric Co. 744 112,158

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
GE Vernova, Inc. 359 $ 313,622
Generac Holdings, Inc.* 78 17,579
Hubbell, Inc., Class
a
B 71 36,326
Rockwell Automation, Inc. 149 60,710
806,717
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class
a
A 1,622 236,909
CDW Corp. 173 21,217
Corning, Inc. 1,034 155,493
Jabil, Inc. 142 37,629
Keysight Technologies, Inc.* 227 69,764
TE Connectivity plc 390 89,758
Teledyne Technologies, Inc.* 62 42,228
Zebra Technologies Corp.,
Class
a
A* 67 15,005
668,003
Entertainment — 1.4%
Electronic Arts, Inc. 297 59,569
Live Nation Entertainment, Inc.* 209 33,887
Netflix, Inc.* 5,616 540,484
Take-Two Interactive Software,
Inc.* 229 48,429
TKO Group Holdings, Inc.,
Class
a
A 88 19,701
Walt Disney Co. (The) 2,366 250,891
Warner Bros Discovery, Inc.* 3,283 92,482
1,045,443
Financial Services — 3.7%
Apollo Global Management, Inc. 615 64,329
Berkshire Hathaway, Inc.,
Class
a
B* 2,430 1,227,029
Block, Inc., Class
a
A* 727 46,310
Corpay, Inc.* 93 30,234
Fidelity National Information
Services, Inc. 687 35,010
Fiserv, Inc.* 714 44,475
Global Payments, Inc. 314 24,008
Jack Henry & Associates, Inc. 96 15,596
Mastercard, Inc., Class
a
A 1,086 561,690
PayPal Holdings, Inc. 1,241 57,347
Visa, Inc., Class
a
A 2,236 715,833
2,821,861
Food Products — 0.5%
Archer-Daniels-Midland Co. 638 44,048
Bunge Global SA 180 21,717
Campbell's Co. (The) 260 7,007
Conagra Brands, Inc. 634 12,204
General Mills, Inc. 707 31,978
Hershey Co. (The) 196 46,311
Hormel Foods Corp. 387 9,907
J M Smucker Co. (The) 142 16,465
Kraft Heinz Co. (The) 1,129 27,785
Lamb Weston Holdings, Inc. 185 8,915
McCormick & Co., Inc.
(Non-Voting) 336 23,869
Investments
Shares Value
Common Stocks (continued)
Mondelez International, Inc.,
Class
a
A 1,710 $ 105,302
Tyson Foods, Inc., Class
a
A 375 24,371
379,879
Gas Utilities — 0.1%
Atmos Energy Corp. 212 39,599
Ground Transportation — 0.9%
CSX Corp. 2,468 105,359
JB Hunt Transport Services,
Inc. 100 23,341
Norfolk Southern Corp. 297 93,478
Old Dominion Freight Line, Inc. 243 49,341
Uber Technologies, Inc.* 2,753 207,631
Union Pacific Corp. 786 208,274
687,424
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories 2,304 268,070
Align Technology, Inc.* 89 16,919
Baxter International, Inc. 681 13,872
Becton Dickinson & Co. 379 66,886
Boston Scientific Corp.* 1,965 151,010
Cooper Cos., Inc. (The)* 264 22,089
Dexcom, Inc.* 517 37,963
Edwards Lifesciences Corp.* 770 66,582
GE HealthCare Technologies,
Inc. 603 50,815
Hologic, Inc.* 295 22,231
IDEXX Laboratories, Inc.* 106 69,613
Insulet Corp.* 93 22,935
Intuitive Surgical, Inc.* 470 236,650
Medtronic plc 1,700 166,022
ResMed, Inc. 193 49,458
Solventum Corp.* 196 14,543
STERIS plc 130 32,806
Stryker Corp. 457 177,069
Zimmer Biomet Holdings, Inc. 263 25,890
1,511,423
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. 314 71,978
Cencora, Inc. 256 95,268
Centene Corp.* 619 27,781
Cigna Group (The) 353 102,307
CVS Health Corp. 1,682 134,392
DaVita, Inc.* 47 7,346
Elevance Health, Inc. 294 94,080
HCA Healthcare, Inc. 211 111,767
Henry Schein, Inc.* 133 10,958
Humana, Inc. 160 30,486
Labcorp Holdings, Inc. 110 31,803
McKesson Corp. 164 161,929
Molina Healthcare, Inc.* 68 10,475
Quest Diagnostics, Inc. 148 31,363
UnitedHealth Group, Inc. 1,201 352,217
Universal Health Services, Inc.,
Class
a
B 73 15,045
1,289,195

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 206 $ 11,132
Healthpeak Properties, Inc.,
REIT 921 16,283
Ventas, Inc., REIT 622 53,592
Welltower, Inc., REIT 910 188,479
269,486
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 847 16,593
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 564 76,202
Booking Holdings, Inc. 43 182,292
Carnival Corp. 1,439 45,401
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,752 65,209
Darden Restaurants, Inc. 154 32,933
Domino's Pizza, Inc. 41 16,503
DoorDash, Inc., Class
a
A* 496 87,529
Expedia Group, Inc. 155 33,432
Hilton Worldwide Holdings, Inc. 307 95,717
Las Vegas Sands Corp. 403 22,858
Marriott International, Inc.,
Class
a
A 295 100,810
McDonald's Corp. 944 321,961
MGM Resorts International* 271 9,989
Norwegian Cruise Line Holdings
Ltd.* 603 14,948
Royal Caribbean Cruises Ltd. 336 104,483
Starbucks Corp. 1,507 147,716
Wynn Resorts Ltd. 112 12,117
Yum! Brands, Inc. 368 61,883
1,431,983
Household Durables — 0.3%
DR Horton, Inc. 363 58,222
Garmin Ltd. 216 54,611
Lennar Corp., Class
a
A 286 32,707
NVR, Inc.* 4 30,071
PulteGroup, Inc. 259 35,535
211,146
Household Products — 1.0%
Church & Dwight Co., Inc. 319 33,450
Clorox Co. (The) 162 20,600
Colgate-Palmolive Co. 1,069 105,981
Kimberly-Clark Corp. 440 49,034
Procter & Gamble Co. (The) 3,097 517,818
726,883
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 943 16,295
Vistra Corp. 423 73,556
89,851
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.4%
3M Co. 704 $ 116,385
Honeywell International, Inc. 841 204,859
321,244
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,232 175,646
Insurance — 1.8%
Aflac, Inc. 625 70,581
Allstate Corp. (The) 346 74,224
American International Group,
Inc. 716 57,631
Aon plc, Class
a
A 284 95,273
Arch Capital Group Ltd.* 479 47,972
Arthur J Gallagher & Co. 340 77,588
Assurant, Inc. 66 15,153
Brown & Brown, Inc. 390 28,010
Chubb Ltd. 486 165,658
Cincinnati Financial Corp. 206 33,780
Erie Indemnity Co., Class
a
A 34 9,161
Everest Group Ltd. 56 18,787
Globe Life, Inc. 106 15,398
Hartford Insurance Group, Inc.
(The) 370 52,107
Loews Corp. 225 24,755
Marsh & McLennan Cos., Inc. 649 121,194
MetLife, Inc. 734 52,899
Principal Financial Group, Inc. 265 25,286
Progressive Corp. (The) 777 166,014
Prudential Financial, Inc. 464 45,648
Travelers Cos., Inc. (The) 295 91,049
W R Berkley Corp. 398 28,537
Willis Towers Watson plc 127 38,757
1,355,462
Interactive Media & Services — 8.2%
Alphabet, Inc., Class
a
A 7,710 2,403,670
Alphabet, Inc., Class
a
C 6,162 1,919,032
Match Group, Inc. 312 9,859
Meta Platforms, Inc., Class
a
A 2,886 1,870,647
6,203,208
IT Services — 0.8%
Accenture plc, Class
a
A 822 171,568
Akamai Technologies, Inc.* 191 18,792
Cognizant Technology Solutions
Corp., Class
a
A 639 41,171
EPAM Systems, Inc.* 73 10,293
Gartner, Inc.* 96 15,091
GoDaddy, Inc., Class
a
A* 179 15,602
International Business
Machines Corp. 1,239 297,620
VeriSign, Inc. 111 25,301
595,438
Leisure Products — 0.0%(a)
Hasbro, Inc. 177 17,627

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. 376 $ 45,639
Bio-Techne Corp. 207 12,213
Charles River Laboratories
International, Inc.* 65 11,602
Danaher Corp. 833 175,463
IQVIA Holdings, Inc.* 225 40,232
Mettler-Toledo International,
Inc.* 27 36,901
Revvity, Inc. 150 14,747
Thermo Fisher Scientific, Inc. 499 260,034
Waters Corp.* 130 41,519
West Pharmaceutical Services,
Inc. 95 24,162
662,512
Machinery — 2.0%
Caterpillar, Inc. 620 460,555
Cummins, Inc. 183 106,848
Deere & Co. 333 209,693
Dover Corp. 182 41,041
Fortive Corp. 421 24,923
IDEX Corp. 99 20,737
Illinois Tool Works, Inc. 349 101,430
Ingersoll Rand, Inc. 476 44,811
Nordson Corp. 71 20,834
Otis Worldwide Corp. 516 47,761
PACCAR, Inc. 696 87,759
Parker-Hannifin Corp. 167 168,533
Pentair plc 217 21,524
Snap-on, Inc. 69 26,580
Stanley Black & Decker, Inc. 206 17,817
Westinghouse Air Brake
Technologies Corp. 226 59,653
Xylem, Inc. 323 41,848
1,502,347
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 117 27,452
Fox Corp., Class
a
A 276 15,550
Fox Corp., Class
a
B 197 10,191
News Corp., Class
a
A 497 12,072
News Corp., Class
a
B 164 4,392
Omnicom Group, Inc. 423 36,077
Paramount Skydance Corp.,
Class
a
B(b) 412 5,566
Trade Desk, Inc. (The), Class
a
A* 583 13,887
125,187
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 1,902 129,488
Newmont Corp. 1,446 187,980
Nucor Corp. 303 53,594
Steel Dynamics, Inc. 182 35,150
406,212
Multi-Utilities — 0.7%
Ameren Corp. 359 40,668
Investments
Shares Value
Common Stocks (continued)
CenterPoint Energy, Inc. 865 $ 37,627
CMS Energy Corp. 403 31,462
Consolidated Edison, Inc. 479 53,897
Dominion Energy, Inc. 1,131 71,411
DTE Energy Co. 276 40,914
NiSource, Inc. 632 29,894
Public Service Enterprise
Group, Inc. 661 56,892
Sempra 865 83,274
WEC Energy Group, Inc. 432 50,527
496,566
Office REITs — 0.0%(a)
BXP, Inc., REIT 196 11,286
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 860 56,502
Southwest Airlines Co. 685 33,743
United Airlines Holdings, Inc.* 430 45,709
135,954
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 326 35,687
Kenvue, Inc. 2,538 48,527
84,214
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co. 2,698 168,274
Eli Lilly & Co. 1,052 1,106,694
Johnson & Johnson 3,193 793,237
Merck & Co., Inc. 3,289 407,244
Pfizer, Inc. 7,535 208,343
Viatris, Inc. 1,525 22,768
Zoetis, Inc., Class
a
A 584 76,562
2,783,122
Professional Services — 0.4%
Automatic Data Processing, Inc. 537 115,111
Broadridge Financial Solutions,
Inc. 155 28,810
Equifax, Inc. 162 33,852
Jacobs Solutions, Inc. 159 21,920
Leidos Holdings, Inc. 170 29,767
Paychex, Inc. 430 40,269
Paycom Software, Inc. 65 8,179
Verisk Analytics, Inc., Class
a
A 185 38,400
316,308
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 389 57,440
CoStar Group, Inc.* 562 25,082
82,522
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 188 33,319
Camden Property Trust, REIT 141 15,276
Equity Residential, REIT 458 28,950

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Essex Property Trust, Inc., REIT 85 $ 21,684
Invitation Homes, Inc., REIT 747 19,676
Mid-America Apartment
Communities, Inc., REIT 155 20,748
UDR, Inc., REIT 399 14,963
154,616
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 104 11,312
Kimco Realty Corp., REIT 898 21,148
Realty Income Corp., REIT 1,220 81,740
Regency Centers Corp., REIT 218 17,222
Simon Property Group, Inc.,
REIT 433 88,267
219,689
Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.* 2,157 431,853
Analog Devices, Inc. 652 231,975
Applied Materials, Inc. 1,055 392,777
Broadcom, Inc. 6,258 1,999,744
First Solar, Inc.* 142 28,002
Intel Corp.* 5,942 271,015
KLA Corp. 174 265,272
Lam Research Corp. 1,665 389,427
Microchip Technology, Inc. 717 53,517
Micron Technology, Inc. 1,487 613,194
Monolithic Power Systems, Inc. 64 73,135
NVIDIA Corp. 32,201 5,705,695
NXP Semiconductors NV 333 75,594
ON Semiconductor Corp.* 534 35,500
Qnity Electronics, Inc. 278 35,239
QUALCOMM, Inc. 1,419 202,009
Skyworks Solutions, Inc. 197 11,737
Teradyne, Inc. 207 66,246
Texas Instruments, Inc. 1,205 255,593
11,137,524
Software — 8.4%
Adobe, Inc.* 555 145,638
AppLovin Corp., Class
a
A* 358 155,648
Autodesk, Inc.* 282 69,335
Cadence Design Systems, Inc.* 360 108,504
Crowdstrike Holdings, Inc.,
Class
a
A* 332 123,497
Datadog, Inc., Class
a
A* 432 48,367
Fair Isaac Corp.* 31 43,690
Fortinet, Inc.* 838 66,227
Gen Digital, Inc. 744 16,792
Intuit, Inc. 369 150,932
Microsoft Corp. 9,849 3,868,096
Oracle Corp. 2,229 324,097
Palantir Technologies, Inc.,
Class
a
A* 3,027 415,274
Palo Alto Networks, Inc.* 1,054 156,962
PTC, Inc.* 159 24,898
Roper Technologies, Inc. 143 50,011
Salesforce, Inc. 1,262 245,825
ServiceNow, Inc.* 1,375 148,514
Investments
Shares Value
Common Stocks (continued)
Synopsys, Inc.* 245 $ 101,430
Trimble, Inc.* 316 21,131
Tyler Technologies, Inc.* 57 20,217
Workday, Inc., Class
a
A* 287 38,389
6,343,474
Specialized REITs — 0.8%
American Tower Corp., REIT 620 118,953
Crown Castle, Inc., REIT 577 51,665
Digital Realty Trust, Inc., REIT 428 75,842
Equinix, Inc., REIT 130 126,654
Extra Space Storage, Inc., REIT 281 42,439
Iron Mountain, Inc., REIT 392 42,465
Public Storage, REIT 209 64,176
SBA Communications Corp.,
Class
a
A, REIT 141 28,364
VICI Properties, Inc., Class
a
A,
REIT 1,416 42,777
Weyerhaeuser Co., REIT 955 23,426
616,761
Specialty Retail — 1.9%
AutoZone, Inc.* 22 82,623
Best Buy Co., Inc. 259 16,050
Carvana Co., Class
a
A* 188 62,822
Home Depot, Inc. (The) 1,320 502,550
Lowe's Cos., Inc. 743 196,576
O'Reilly Automotive, Inc.* 1,119 105,052
Ross Stores, Inc. 432 88,836
TJX Cos., Inc. (The) 1,475 238,449
Tractor Supply Co. 700 36,288
Ulta Beauty, Inc.* 59 40,403
Williams-Sonoma, Inc. 162 33,315
1,402,964
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. 19,581 5,172,908
Dell Technologies, Inc., Class
a
C 400 59,232
Hewlett Packard Enterprise Co. 1,748 37,529
HP, Inc. 1,239 23,529
NetApp, Inc. 265 26,243
Sandisk Corp.* 185 117,542
Seagate Technology Holdings
plc 288 117,458
Super Micro Computer, Inc.* 664 21,507
Western Digital Corp. 454 126,984
5,702,932
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 193 22,633
Lululemon Athletica, Inc.* 143 26,479
NIKE, Inc., Class
a
B 1,576 97,996
Ralph Lauren Corp., Class
a
A 51 18,493
Tapestry, Inc. 271 42,132
207,733
Tobacco — 0.7%
Altria Group, Inc. 2,225 153,614

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 2,064 $ 385,617
539,231
Trading Companies & Distributors — 0.3%
Fastenal Co. 1,522 70,073
United Rentals, Inc. 84 70,560
WW Grainger, Inc. 58 66,394
207,027
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 259 35,232
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 637 138,286
Total Common Stocks
(Cost $48,934,379)
75,186,521
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $11,396) 11,396 11,396
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $60,592
(Cost $60,573) $ 60,573
60,573
Total Investments — 99.9%
(Cost $49,006,348) 75,258,490
Other assets less liabilities — 0.1% 44,184
Net Assets — 100.0% $ 75,302,674
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $12,133, collateralized in the form of cash with a
value of $11,396 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $11,396.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.9%
Axon Enterprise, Inc.* 112 $ 60,749
Boeing Co. (The)* 1,109 252,331
General Dynamics Corp. 359 128,181
General Electric Co. 1,493 510,994
Howmet Aerospace, Inc. 569 149,380
Huntington Ingalls Industries,
Inc. 56 24,893
L3Harris Technologies, Inc. 264 96,238
Lockheed Martin Corp. 287 188,869
Northrop Grumman Corp. 190 137,632
RTX Corp. 1,898 384,573
Textron, Inc. 251 24,761
TransDigm Group, Inc. 80 104,223
2,062,824
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 167 30,937
Expeditors International of
Washington, Inc. 190 27,556
FedEx Corp. 306 118,422
United Parcel Service, Inc.,
Class
a
B 1,046 121,294
298,209
Automobile Components — 0.0%(a)
Aptiv plc* 307 22,577
Automobiles — 2.5%
Ford Motor Co. 5,540 78,058
General Motors Co. 1,321 103,976
Tesla, Inc.* 3,978 1,601,185
1,783,219
Beverages — 1.4%
Brown-Forman Corp.,
Class
a
B(b) 249 7,186
Coca-Cola Co. (The) 5,481 447,030
Constellation Brands, Inc.,
Class
a
A 199 31,414
Keurig Dr Pepper, Inc. 1,924 58,259
Molson Coors Beverage Co.,
Class
a
B 241 11,807
Monster Beverage Corp.* 1,010 86,153
PepsiCo, Inc. 1,935 328,447
970,296
Biotechnology — 2.1%
AbbVie, Inc. 2,503 580,896
Amgen, Inc. 763 296,166
Biogen, Inc.* 207 39,707
Gilead Sciences, Inc. 1,757 261,705
Incyte Corp.* 234 23,697
Moderna, Inc.* 493 26,410
Regeneron Pharmaceuticals,
Inc. 143 111,779
Vertex Pharmaceuticals, Inc.* 359 178,362
1,518,722
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.1%
Amazon.com, Inc.* 13,770 $ 2,891,700
eBay, Inc. 640 58,150
2,949,850
Building Products — 0.6%
A O Smith Corp. 162 12,636
Allegion plc 122 19,660
Builders FirstSource, Inc.* 156 16,269
Carrier Global Corp. 1,121 72,193
Johnson Controls International
plc 865 124,820
Lennox International, Inc. 45 25,647
Masco Corp. 295 21,128
Trane Technologies plc 313 144,706
437,059
Chemicals — 1.3%
Air Products and Chemicals,
Inc. 314 86,560
Albemarle Corp. 167 29,838
CF Industries Holdings, Inc. 222 22,098
Corteva, Inc. 957 76,675
Dow, Inc. 1,006 30,914
DuPont de Nemours, Inc. 593 29,674
Ecolab, Inc. 361 111,314
International Flavors &
Fragrances, Inc. 364 29,932
Linde plc 660 335,333
LyondellBasell Industries NV,
Class
a
A 366 21,052
Mosaic Co. (The) 450 12,528
PPG Industries, Inc. 319 39,323
Sherwin-Williams Co. (The) 325 117,842
943,083
Commercial Services & Supplies — 0.6%
Cintas Corp. 484 97,347
Copart, Inc.* 1,262 48,070
Republic Services, Inc., Class
a
A 284 65,036
Rollins, Inc. 416 25,330
Veralto Corp. 353 34,393
Waste Management, Inc. 525 126,441
396,617
Communications Equipment — 1.2%
Arista Networks, Inc.* 1,461 195,043
Ciena Corp.* 200 69,740
Cisco Systems, Inc. 5,578 443,228
F5, Inc.* 82 22,252
Motorola Solutions, Inc. 235 113,331
843,594
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 50 71,468
EMCOR Group, Inc. 63 45,651
Quanta Services, Inc. 210 118,247
235,366

S&P 500
®
EX-FINANCIALS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Construction Materials — 0.3%
CRH plc 949 $ 113,861
Martin Marietta Materials, Inc. 85 57,509
Vulcan Materials Co. 187 57,970
229,340
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp. 627 633,765
Dollar General Corp. 311 48,591
Dollar Tree, Inc.* 268 33,897
Kroger Co. (The) 864 58,959
Sysco Corp. 678 61,806
Target Corp. 643 73,167
Walmart, Inc. 6,208 794,314
1,704,499
Containers & Packaging — 0.2%
Amcor plc 654 31,673
Avery Dennison Corp. 109 21,402
Ball Corp. 379 25,442
International Paper Co. 749 32,619
Packaging Corp. of America 127 29,482
Smurfit Westrock plc 740 34,788
175,406
Distributors — 0.1%
Genuine Parts Co. 196 23,375
Pool Corp. 46 10,450
33,825
Diversified Telecommunication Services — 1.0%
AT&T, Inc. 10,035 281,080
Comcast Corp., Class
a
A 5,146 159,320
Verizon Communications, Inc. 5,969 299,286
739,686
Electric Utilities — 1.9%
Alliant Energy Corp. 365 26,404
American Electric Power Co.,
Inc. 758 101,436
Constellation Energy Corp. 442 145,807
Duke Energy Corp. 1,101 144,066
Edison International 545 40,733
Entergy Corp. 632 67,693
Evergy, Inc. 327 27,357
Eversource Energy 531 40,467
Exelon Corp. 1,431 70,792
FirstEnergy Corp. 737 37,705
NextEra Energy, Inc. 2,949 276,528
NRG Energy, Inc. 270 48,319
PG&E Corp. 3,111 59,109
Pinnacle West Capital Corp. 170 17,051
PPL Corp. 1,048 40,851
Southern Co. (The) 1,560 151,913
Xcel Energy, Inc. 839 69,939
1,366,170
Investments
Shares Value
Common Stocks (continued)
Electrical Equipment — 1.2%
AMETEK, Inc. 325 $ 77,747
Eaton Corp. plc 550 206,756
Emerson Electric Co. 796 119,997
GE Vernova, Inc. 384 335,462
Generac Holdings, Inc.* 83 18,706
Hubbell, Inc., Class
a
B 75 38,372
Rockwell Automation, Inc. 159 64,785
861,825
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class
a
A 1,732 252,976
CDW Corp. 184 22,566
Corning, Inc. 1,105 166,170
Jabil, Inc. 151 40,013
Keysight Technologies, Inc.* 242 74,374
TE Connectivity plc 417 95,972
Teledyne Technologies, Inc.* 66 44,953
Zebra Technologies Corp.,
Class
a
A* 72 16,125
713,149
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 1,398 91,234
Halliburton Co. 1,193 42,948
SLB Ltd. 2,116 108,635
242,817
Entertainment — 1.6%
Electronic Arts, Inc. 317 63,581
Live Nation Entertainment, Inc.* 223 36,157
Netflix, Inc.* 5,999 577,344
Take-Two Interactive Software,
Inc.* 245 51,813
TKO Group Holdings, Inc.,
Class
a
A 94 21,044
Walt Disney Co. (The) 2,528 268,069
Warner Bros Discovery, Inc.* 3,508 98,820
1,116,828
Food Products — 0.6%
Archer-Daniels-Midland Co. 682 47,085
Bunge Global SA 192 23,165
Campbell's Co. (The) 278 7,492
Conagra Brands, Inc. 677 13,032
General Mills, Inc. 756 34,194
Hershey Co. (The) 209 49,383
Hormel Foods Corp. 414 10,598
J M Smucker Co. (The) 150 17,393
Kraft Heinz Co. (The) 1,208 29,729
Lamb Weston Holdings, Inc. 197 9,493
McCormick & Co., Inc.
(Non-Voting) 360 25,574
Mondelez International, Inc.,
Class
a
A 1,827 112,507
Tyson Foods, Inc., Class
a
A 401 26,061
405,706

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.1%
Atmos Energy Corp. 226 $ 42,215
Ground Transportation — 1.0%
CSX Corp. 2,637 112,573
JB Hunt Transport Services,
Inc. 107 24,975
Norfolk Southern Corp. 317 99,773
Old Dominion Freight Line, Inc. 260 52,793
Uber Technologies, Inc.* 2,941 221,810
Union Pacific Corp. 840 222,583
734,507
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories 2,462 286,454
Align Technology, Inc.* 94 17,869
Baxter International, Inc. 729 14,850
Becton Dickinson & Co. 406 71,651
Boston Scientific Corp.* 2,098 161,231
Cooper Cos., Inc. (The)* 283 23,679
Dexcom, Inc.* 552 40,533
Edwards Lifesciences Corp.* 822 71,078
GE HealthCare Technologies,
Inc. 645 54,354
Hologic, Inc.* 316 23,814
IDEXX Laboratories, Inc.* 113 74,210
Insulet Corp.* 100 24,661
Intuitive Surgical, Inc.* 502 252,762
Medtronic plc 1,816 177,351
ResMed, Inc. 206 52,790
Solventum Corp.* 210 15,582
STERIS plc 139 35,077
Stryker Corp. 487 188,693
Zimmer Biomet Holdings, Inc. 282 27,760
1,614,399
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. 335 76,792
Cencora, Inc. 274 101,966
Centene Corp.* 661 29,666
Cigna Group (The) 378 109,552
CVS Health Corp. 1,798 143,660
DaVita, Inc.* 50 7,815
Elevance Health, Inc. 314 100,480
HCA Healthcare, Inc. 225 119,182
Henry Schein, Inc.* 143 11,782
Humana, Inc. 170 32,392
Labcorp Holdings, Inc. 117 33,827
McKesson Corp. 175 172,790
Molina Healthcare, Inc.* 73 11,246
Quest Diagnostics, Inc. 158 33,482
UnitedHealth Group, Inc. 1,283 376,265
Universal Health Services, Inc.,
Class
a
B 78 16,076
1,376,973
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 602 81,336
Investments
Shares Value
Common Stocks (continued)
Booking Holdings, Inc. 46 $ 195,010
Carnival Corp. 1,538 48,524
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,872 69,676
Darden Restaurants, Inc. 165 35,285
Domino's Pizza, Inc. 44 17,710
DoorDash, Inc., Class
a
A* 529 93,353
Expedia Group, Inc. 166 35,805
Hilton Worldwide Holdings, Inc. 328 102,264
Las Vegas Sands Corp. 431 24,446
Marriott International, Inc.,
Class
a
A 314 107,303
McDonald's Corp. 1,007 343,447
MGM Resorts International* 290 10,689
Norwegian Cruise Line Holdings
Ltd.* 645 15,990
Royal Caribbean Cruises Ltd. 359 111,635
Starbucks Corp. 1,611 157,910
Wynn Resorts Ltd. 120 12,983
Yum! Brands, Inc. 393 66,087
1,529,453
Household Durables — 0.3%
DR Horton, Inc. 388 62,231
Garmin Ltd. 231 58,404
Lennar Corp., Class
a
A 306 34,994
NVR, Inc.* 4 30,071
PulteGroup, Inc. 275 37,730
223,430
Household Products — 1.1%
Church & Dwight Co., Inc. 341 35,757
Clorox Co. (The) 172 21,871
Colgate-Palmolive Co. 1,141 113,119
Kimberly-Clark Corp. 471 52,488
Procter & Gamble Co. (The) 3,308 553,098
776,333
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1,008 17,418
Vistra Corp. 451 78,425
95,843
Industrial Conglomerates — 0.5%
3M Co. 752 124,321
Honeywell International, Inc. 899 218,987
343,308
Interactive Media & Services — 9.3%
Alphabet, Inc., Class
a
A 8,236 2,567,655
Alphabet, Inc., Class
a
C 6,582 2,049,832
Match Group, Inc. 334 10,555
Meta Platforms, Inc., Class
a
A 3,082 1,997,691
6,625,733
IT Services — 0.9%
Accenture plc, Class
a
A 878 183,256
Akamai Technologies, Inc.* 205 20,170

S&P 500
®
EX-FINANCIALS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Cognizant Technology Solutions
Corp., Class
a
A 683 $ 44,006
EPAM Systems, Inc.* 78 10,998
Gartner, Inc.* 102 16,034
GoDaddy, Inc., Class
a
A* 191 16,648
International Business
Machines Corp. 1,324 318,038
VeriSign, Inc. 118 26,897
636,047
Leisure Products — 0.0%(a)
Hasbro, Inc. 190 18,922
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 401 48,673
Bio-Techne Corp. 222 13,098
Charles River Laboratories
International, Inc.* 70 12,494
Danaher Corp. 890 187,470
IQVIA Holdings, Inc.* 240 42,914
Mettler-Toledo International,
Inc.* 29 39,634
Revvity, Inc. 160 15,730
Thermo Fisher Scientific, Inc. 532 277,231
Waters Corp.* 138 44,074
West Pharmaceutical Services,
Inc. 102 25,943
707,261
Machinery — 2.3%
Caterpillar, Inc. 662 491,753
Cummins, Inc. 195 113,855
Deere & Co. 356 224,177
Dover Corp. 194 43,747
Fortive Corp. 450 26,640
IDEX Corp. 106 22,204
Illinois Tool Works, Inc. 374 108,696
Ingersoll Rand, Inc. 509 47,917
Nordson Corp. 76 22,301
Otis Worldwide Corp. 552 51,093
PACCAR, Inc. 744 93,811
Parker-Hannifin Corp. 179 180,643
Pentair plc 233 23,111
Snap-on, Inc. 74 28,506
Stanley Black & Decker, Inc. 220 19,028
Westinghouse Air Brake
Technologies Corp. 241 63,612
Xylem, Inc. 344 44,569
1,605,663
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 125 29,329
Fox Corp., Class
a
A 296 16,677
Fox Corp., Class
a
B 211 10,915
News Corp., Class
a
A 531 12,898
News Corp., Class
a
B 176 4,713
Omnicom Group, Inc. 453 38,636
Paramount Skydance Corp.,
Class
a
B(b) 440 5,944
Investments
Shares Value
Common Stocks (continued)
Trade Desk, Inc. (The), Class
a
A* 624 $ 14,864
133,976
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 2,033 138,407
Newmont Corp. 1,544 200,720
Nucor Corp. 323 57,132
Steel Dynamics, Inc. 194 37,467
433,726
Multi-Utilities — 0.7%
Ameren Corp. 384 43,500
CenterPoint Energy, Inc. 926 40,281
CMS Energy Corp. 431 33,648
Consolidated Edison, Inc. 512 57,610
Dominion Energy, Inc. 1,209 76,336
DTE Energy Co. 293 43,434
NiSource, Inc. 676 31,975
Public Service Enterprise
Group, Inc. 707 60,852
Sempra 924 88,953
WEC Energy Group, Inc. 462 54,036
530,625
Oil, Gas & Consumable Fuels — 3.7%
APA Corp. 503 15,276
Chevron Corp. 2,679 500,330
ConocoPhillips 1,750 198,555
Coterra Energy, Inc. 1,079 33,007
Devon Energy Corp. 889 38,698
Diamondback Energy, Inc. 263 45,783
EOG Resources, Inc. 768 95,293
EQT Corp. 885 54,357
Expand Energy Corp. 338 36,477
Exxon Mobil Corp. 5,969 910,273
Kinder Morgan, Inc. 2,772 92,224
Marathon Petroleum Corp. 426 84,437
Occidental Petroleum Corp. 1,018 54,035
ONEOK, Inc. 891 73,748
Phillips 66 572 88,277
Targa Resources Corp. 303 71,447
Texas Pacific Land Corp. 81 42,468
Valero Energy Corp. 432 88,405
Williams Cos., Inc. (The) 1,729 129,191
2,652,281
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 919 60,378
Southwest Airlines Co. 733 36,108
United Airlines Holdings, Inc.* 459 48,792
145,278
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 349 38,205
Kenvue, Inc. 2,713 51,873
90,078

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co. 2,883 $ 179,813
Eli Lilly & Co. 1,125 1,183,489
Johnson & Johnson 3,410 847,146
Merck & Co., Inc. 3,514 435,103
Pfizer, Inc. 8,049 222,555
Viatris, Inc. 1,631 24,351
Zoetis, Inc., Class
a
A 624 81,806
2,974,263
Professional Services — 0.5%
Automatic Data Processing, Inc. 573 122,828
Broadridge Financial Solutions,
Inc. 165 30,669
Equifax, Inc. 173 36,150
Jacobs Solutions, Inc. 169 23,298
Leidos Holdings, Inc. 181 31,693
Paychex, Inc. 460 43,079
Paycom Software, Inc. 69 8,682
Verisk Analytics, Inc., Class
a
A 196 40,684
337,083
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc.* 2,304 461,284
Analog Devices, Inc. 696 247,630
Applied Materials, Inc. 1,128 419,954
Broadcom, Inc. 6,684 2,135,872
First Solar, Inc.* 152 29,974
Intel Corp.* 6,347 289,487
KLA Corp. 186 283,566
Lam Research Corp. 1,778 415,856
Microchip Technology, Inc. 766 57,174
Micron Technology, Inc. 1,588 654,844
Monolithic Power Systems, Inc. 68 77,706
NVIDIA Corp. 34,395 6,094,450
NXP Semiconductors NV 356 80,816
ON Semiconductor Corp.* 571 37,960
Qnity Electronics, Inc. 298 37,774
QUALCOMM, Inc. 1,516 215,818
Skyworks Solutions, Inc. 212 12,631
Teradyne, Inc. 221 70,727
Texas Instruments, Inc. 1,287 272,986
11,896,509
Software — 9.5%
Adobe, Inc.* 592 155,347
AppLovin Corp., Class
a
A* 383 166,517
Autodesk, Inc.* 301 74,007
Cadence Design Systems, Inc.* 385 116,039
Crowdstrike Holdings, Inc.,
Class
a
A* 354 131,681
Datadog, Inc., Class
a
A* 462 51,725
Fair Isaac Corp.* 34 47,918
Fortinet, Inc.* 895 70,732
Gen Digital, Inc. 797 17,988
Intuit, Inc. 395 161,567
Microsoft Corp. 10,520 4,131,625
Oracle Corp. 2,381 346,197
Investments
Shares Value
Common Stocks (continued)
Palantir Technologies, Inc.,
Class
a
A* 3,234 $ 443,672
Palo Alto Networks, Inc.* 1,125 167,535
PTC, Inc.* 170 26,620
Roper Technologies, Inc. 152 53,159
Salesforce, Inc. 1,348 262,577
ServiceNow, Inc.* 1,468 158,559
Synopsys, Inc.* 262 108,468
Trimble, Inc.* 338 22,602
Tyler Technologies, Inc.* 61 21,636
Workday, Inc., Class
a
A* 306 40,931
6,777,102
Specialty Retail — 2.1%
AutoZone, Inc.* 24 90,134
Best Buy Co., Inc. 278 17,228
Carvana Co., Class
a
A* 199 66,498
Home Depot, Inc. (The) 1,409 536,434
Lowe's Cos., Inc. 794 210,068
O'Reilly Automotive, Inc.* 1,195 112,187
Ross Stores, Inc. 461 94,800
TJX Cos., Inc. (The) 1,575 254,614
Tractor Supply Co. 749 38,828
Ulta Beauty, Inc.* 63 43,142
Williams-Sonoma, Inc. 172 35,372
1,499,305
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. 20,915 5,525,325
Dell Technologies, Inc., Class
a
C 428 63,378
Hewlett Packard Enterprise Co. 1,868 40,106
HP, Inc. 1,325 25,162
NetApp, Inc. 284 28,124
Sandisk Corp.* 196 124,530
Seagate Technology Holdings
plc 308 125,615
Super Micro Computer, Inc.* 710 22,997
Western Digital Corp. 484 135,375
6,090,612
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 206 24,158
Lululemon Athletica, Inc.* 153 28,331
NIKE, Inc., Class
a
B 1,684 104,711
Ralph Lauren Corp., Class
a
A 55 19,943
Tapestry, Inc. 289 44,931
222,074
Tobacco — 0.8%
Altria Group, Inc. 2,377 164,108
Philip Morris International, Inc. 2,203 411,587
575,695
Trading Companies & Distributors — 0.3%
Fastenal Co. 1,626 74,861
United Rentals, Inc. 90 75,600
WW Grainger, Inc. 62 70,973
221,434

S&P 500
®
EX-FINANCIALS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc. 275 $ 37,408
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 680 147,621
Total Common Stocks
(Cost $48,593,466)
71,145,824
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $12,303) 12,303 12,303
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $40,139
(Cost $40,125) $ 40,125
40,125
Total Investments — 99.9%
(Cost $48,645,894) 71,198,252
Other assets less liabilities — 0.1% 50,680
Net Assets — 100.0% $ 71,248,932
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $13,088, collateralized in the form of cash with a
value of $12,303 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $12,303.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.* 53 $ 28,747
Boeing Co. (The)* 529 120,363
General Dynamics Corp. 171 61,056
General Electric Co. 712 243,689
Howmet Aerospace, Inc. 271 71,146
Huntington Ingalls Industries,
Inc. 27 12,002
L3Harris Technologies, Inc. 126 45,932
Lockheed Martin Corp. 138 90,815
Northrop Grumman Corp. 91 65,919
RTX Corp. 906 183,574
Textron, Inc. 119 11,739
TransDigm Group, Inc. 38 49,506
984,488
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 80 14,820
Expeditors International of
Washington, Inc. 91 13,198
FedEx Corp. 147 56,889
United Parcel Service, Inc.,
Class
a
B 499 57,864
142,771
Automobile Components — 0.0%(a)
Aptiv plc* 146 10,737
Automobiles — 2.4%
Ford Motor Co. 2,645 37,268
General Motors Co. 631 49,666
Tesla, Inc.* 1,899 764,367
851,301
Banks — 3.8%
Bank of America Corp. 4,540 226,228
Citigroup, Inc. 1,210 133,330
Citizens Financial Group, Inc. 291 17,515
Fifth Third Bancorp 608 30,078
Huntington Bancshares, Inc. 1,375 23,100
JPMorgan Chase & Co. 1,839 552,252
KeyCorp 628 13,025
M&T Bank Corp. 104 22,566
PNC Financial Services Group,
Inc. (The) 264 56,060
Regions Financial Corp. 594 16,531
Truist Financial Corp. 865 42,653
US Bancorp 1,050 57,393
Wells Fargo & Co. 2,120 172,674
1,363,405
Beverages — 1.3%
Brown-Forman Corp.,
Class
a
B(b) 120 3,463
Coca-Cola Co. (The) 2,616 213,361
Constellation Brands, Inc.,
Class
a
A 95 14,997
Keurig Dr Pepper, Inc. 920 27,857
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 115 $ 5,634
Monster Beverage Corp.* 482 41,115
PepsiCo, Inc. 924 156,840
463,267
Broadline Retail — 3.9%
Amazon.com, Inc.* 6,574 1,380,540
eBay, Inc. 306 27,803
1,408,343
Building Products — 0.6%
A O Smith Corp. 77 6,006
Allegion plc 58 9,347
Builders FirstSource, Inc.* 75 7,822
Carrier Global Corp. 536 34,518
Johnson Controls International
plc 413 59,596
Lennox International, Inc. 22 12,539
Masco Corp. 141 10,098
Trane Technologies plc 150 69,348
209,274
Capital Markets — 3.5%
Ameriprise Financial, Inc. 63 29,618
Ares Management Corp.,
Class
a
A 139 15,569
Bank of New York Mellon Corp.
(The) 471 56,096
Blackrock, Inc. 98 104,197
Blackstone, Inc. 499 56,572
Cboe Global Markets, Inc. 71 21,280
Charles Schwab Corp. (The) 1,129 107,481
CME Group, Inc. 243 77,638
Coinbase Global, Inc., Class
a
A* 154 27,081
FactSet Research Systems, Inc. 25 5,420
Franklin Resources, Inc. 208 5,520
Goldman Sachs Group, Inc.
(The) 202 173,633
Interactive Brokers Group, Inc.,
Class
a
A 302 21,499
Intercontinental Exchange, Inc. 385 63,190
Invesco Ltd. 301 7,904
KKR & Co., Inc. 464 40,684
Moody's Corp. 104 49,669
Morgan Stanley 816 135,872
MSCI, Inc., Class
a
A 51 29,163
Nasdaq, Inc. 305 26,712
Northern Trust Corp. 128 18,316
Raymond James Financial, Inc. 119 18,217
Robinhood Markets, Inc.,
Class
a
A* 532 40,352
S&P Global, Inc. 209 92,353
State Street Corp. 188 24,181
T. Rowe Price Group, Inc. 147 13,911
1,262,128
Chemicals — 1.3%
Air Products and Chemicals,
Inc. 150 41,350

S&P 500
®
EX-HEALTH CARE ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Albemarle Corp. 80 $ 14,294
CF Industries Holdings, Inc. 105 10,452
Corteva, Inc. 457 36,615
Dow, Inc. 482 14,812
DuPont de Nemours, Inc. 283 14,161
Ecolab, Inc. 172 53,036
International Flavors &
Fragrances, Inc. 174 14,308
Linde plc 315 160,045
LyondellBasell Industries NV,
Class
a
A 175 10,066
Mosaic Co. (The) 215 5,986
PPG Industries, Inc. 151 18,614
Sherwin-Williams Co. (The) 156 56,564
450,303
Commercial Services & Supplies — 0.5%
Cintas Corp. 230 46,260
Copart, Inc.* 602 22,930
Republic Services, Inc., Class
a
A 136 31,144
Rollins, Inc. 199 12,117
Veralto Corp. 168 16,368
Waste Management, Inc. 250 60,210
189,029
Communications Equipment — 1.1%
Arista Networks, Inc.* 697 93,050
Ciena Corp.* 95 33,126
Cisco Systems, Inc. 2,663 211,602
F5, Inc.* 39 10,583
Motorola Solutions, Inc. 113 54,495
402,856
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 24 34,305
EMCOR Group, Inc. 30 21,739
Quanta Services, Inc. 101 56,871
112,915
Construction Materials — 0.3%
CRH plc 453 54,351
Martin Marietta Materials, Inc. 41 27,739
Vulcan Materials Co. 89 27,590
109,680
Consumer Finance — 0.6%
American Express Co. 363 112,131
Capital One Financial Corp. 430 84,125
Synchrony Financial 245 16,932
213,188
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp. 299 302,226
Dollar General Corp. 149 23,280
Dollar Tree, Inc.* 128 16,189
Kroger Co. (The) 412 28,115
Sysco Corp. 325 29,627
Target Corp. 307 34,934
Investments
Shares Value
Common Stocks (continued)
Walmart, Inc. 2,963 $ 379,116
813,487
Containers & Packaging — 0.2%
Amcor plc 312 15,110
Avery Dennison Corp. 52 10,210
Ball Corp. 182 12,218
International Paper Co. 357 15,547
Packaging Corp. of America 60 13,928
Smurfit Westrock plc 353 16,595
83,608
Distributors — 0.0%(a)
Genuine Parts Co. 94 11,210
Pool Corp. 22 4,998
16,208
Diversified Telecommunication Services — 1.0%
AT&T, Inc. 4,793 134,252
Comcast Corp., Class
a
A 2,456 76,038
Verizon Communications, Inc. 2,851 142,949
353,239
Electric Utilities — 1.8%
Alliant Energy Corp. 175 12,660
American Electric Power Co.,
Inc. 362 48,443
Constellation Energy Corp. 210 69,275
Duke Energy Corp. 526 68,827
Edison International 261 19,507
Entergy Corp. 302 32,347
Evergy, Inc. 156 13,051
Eversource Energy 255 19,434
Exelon Corp. 683 33,788
FirstEnergy Corp. 351 17,957
NextEra Energy, Inc. 1,407 131,934
NRG Energy, Inc. 130 23,265
PG&E Corp. 1,485 28,215
Pinnacle West Capital Corp. 81 8,124
PPL Corp. 501 19,529
Southern Co. (The) 744 72,451
Xcel Energy, Inc. 400 33,344
652,151
Electrical Equipment — 1.2%
AMETEK, Inc. 156 37,318
Eaton Corp. plc 262 98,491
Emerson Electric Co. 380 57,285
GE Vernova, Inc. 183 159,869
Generac Holdings, Inc.* 40 9,015
Hubbell, Inc., Class
a
B 36 18,419
Rockwell Automation, Inc. 76 30,966
411,363
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class
a
A 827 120,792
CDW Corp. 88 10,792
Corning, Inc. 527 79,250
Jabil, Inc. 72 19,079

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Keysight Technologies, Inc.* 116 $ 35,650
TE Connectivity plc 199 45,800
Teledyne Technologies, Inc.* 32 21,795
Zebra Technologies Corp.,
Class
a
A* 34 7,615
340,773
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 667 43,529
Halliburton Co. 570 20,520
SLB Ltd. 1,010 51,853
115,902
Entertainment — 1.5%
Electronic Arts, Inc. 152 30,487
Live Nation Entertainment, Inc.* 107 17,349
Netflix, Inc.* 2,864 275,631
Take-Two Interactive Software,
Inc.* 117 24,743
TKO Group Holdings, Inc.,
Class
a
A 45 10,074
Walt Disney Co. (The) 1,207 127,990
Warner Bros Discovery, Inc.* 1,675 47,185
533,459
Financial Services — 4.0%
Apollo Global Management, Inc. 313 32,740
Berkshire Hathaway, Inc.,
Class
a
B* 1,240 626,138
Block, Inc., Class
a
A* 370 23,569
Corpay, Inc.* 47 15,280
Fidelity National Information
Services, Inc. 350 17,836
Fiserv, Inc.* 364 22,674
Global Payments, Inc. 161 12,310
Jack Henry & Associates, Inc. 49 7,960
Mastercard, Inc., Class
a
A 554 286,534
PayPal Holdings, Inc. 634 29,297
Visa, Inc., Class
a
A 1,141 365,280
1,439,618
Food Products — 0.5%
Archer-Daniels-Midland Co. 325 22,438
Bunge Global SA 92 11,100
Campbell's Co. (The) 134 3,611
Conagra Brands, Inc. 323 6,218
General Mills, Inc. 361 16,328
Hershey Co. (The) 100 23,628
Hormel Foods Corp. 198 5,069
J M Smucker Co. (The) 72 8,348
Kraft Heinz Co. (The) 577 14,200
Lamb Weston Holdings, Inc. 95 4,578
McCormick & Co., Inc.
(Non-Voting) 172 12,219
Mondelez International, Inc.,
Class
a
A 872 53,698
Tyson Foods, Inc., Class
a
A 192 12,478
193,913
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.1%
Atmos Energy Corp. 109 $ 20,360
Ground Transportation — 1.0%
CSX Corp. 1,260 53,789
JB Hunt Transport Services,
Inc. 51 11,904
Norfolk Southern Corp. 152 47,841
Old Dominion Freight Line, Inc. 124 25,178
Uber Technologies, Inc.* 1,404 105,890
Union Pacific Corp. 401 106,257
350,859
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 106 5,728
Healthpeak Properties, Inc.,
REIT 471 8,327
Ventas, Inc., REIT 319 27,485
Welltower, Inc., REIT 464 96,104
137,644
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 433 8,483
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 288 38,912
Booking Holdings, Inc. 22 93,266
Carnival Corp. 734 23,158
Chipotle Mexican Grill, Inc.,
Class
a
A* 894 33,275
Darden Restaurants, Inc. 79 16,894
Domino's Pizza, Inc. 21 8,453
DoorDash, Inc., Class
a
A* 252 44,470
Expedia Group, Inc. 79 17,040
Hilton Worldwide Holdings, Inc. 157 48,949
Las Vegas Sands Corp. 207 11,741
Marriott International, Inc.,
Class
a
A 151 51,601
McDonald's Corp. 481 164,050
MGM Resorts International* 140 5,160
Norwegian Cruise Line Holdings
Ltd.* 308 7,635
Royal Caribbean Cruises Ltd. 171 53,174
Starbucks Corp. 769 75,377
Wynn Resorts Ltd. 57 6,167
Yum! Brands, Inc. 188 31,614
730,936
Household Durables — 0.3%
DR Horton, Inc. 185 29,672
Garmin Ltd. 111 28,064
Lennar Corp., Class
a
A 145 16,582
NVR, Inc.* 2 15,036
PulteGroup, Inc. 132 18,110
107,464

S&P 500
®
EX-HEALTH CARE ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Household Products — 1.0%
Church & Dwight Co., Inc. 162 $ 16,987
Clorox Co. (The) 82 10,427
Colgate-Palmolive Co. 545 54,031
Kimberly-Clark Corp. 224 24,963
Procter & Gamble Co. (The) 1,579 264,009
370,417
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 482 8,329
Vistra Corp. 214 37,212
45,541
Industrial Conglomerates — 0.5%
3M Co. 358 59,185
Honeywell International, Inc. 429 104,500
163,685
Industrial REITs — 0.3%
Prologis, Inc., REIT 627 89,391
Insurance — 1.9%
Aflac, Inc. 319 36,025
Allstate Corp. (The) 177 37,970
American International Group,
Inc. 366 29,459
Aon plc, Class
a
A 145 48,643
Arch Capital Group Ltd.* 244 24,437
Arthur J Gallagher & Co. 174 39,707
Assurant, Inc. 34 7,806
Brown & Brown, Inc. 199 14,292
Chubb Ltd. 246 83,852
Cincinnati Financial Corp. 105 17,218
Erie Indemnity Co., Class
a
A 17 4,580
Everest Group Ltd. 28 9,394
Globe Life, Inc. 54 7,844
Hartford Insurance Group, Inc.
(The) 187 26,335
Loews Corp. 115 12,652
Marsh & McLennan Cos., Inc. 330 61,624
MetLife, Inc. 375 27,026
Principal Financial Group, Inc. 135 12,882
Progressive Corp. (The) 396 84,609
Prudential Financial, Inc. 237 23,316
Travelers Cos., Inc. (The) 151 46,605
W R Berkley Corp. 204 14,627
Willis Towers Watson plc 65 19,836
690,739
Interactive Media & Services — 8.8%
Alphabet, Inc., Class
a
A 3,930 1,225,217
Alphabet, Inc., Class
a
C 3,142 978,513
Match Group, Inc. 161 5,087
Meta Platforms, Inc., Class
a
A 1,471 953,473
3,162,290
IT Services — 0.9%
Accenture plc, Class
a
A 419 87,454
Investments
Shares Value
Common Stocks (continued)
Akamai Technologies, Inc.* 97 $ 9,544
Cognizant Technology Solutions
Corp., Class
a
A 327 21,069
EPAM Systems, Inc.* 37 5,217
Gartner, Inc.* 49 7,703
GoDaddy, Inc., Class
a
A* 91 7,931
International Business
Machines Corp. 631 151,572
VeriSign, Inc. 56 12,765
303,255
Leisure Products — 0.0%(a)
Hasbro, Inc. 90 8,963
Machinery — 2.1%
Caterpillar, Inc. 315 233,992
Cummins, Inc. 93 54,300
Deere & Co. 170 107,051
Dover Corp. 93 20,972
Fortive Corp. 216 12,787
IDEX Corp. 51 10,683
Illinois Tool Works, Inc. 178 51,732
Ingersoll Rand, Inc. 243 22,876
Nordson Corp. 36 10,564
Otis Worldwide Corp. 263 24,343
PACCAR, Inc. 355 44,762
Parker-Hannifin Corp. 85 85,780
Pentair plc 111 11,010
Snap-on, Inc. 35 13,483
Stanley Black & Decker, Inc. 105 9,081
Westinghouse Air Brake
Technologies Corp. 116 30,618
Xylem, Inc. 165 21,377
765,411
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 59 13,843
Fox Corp., Class
a
A 142 8,000
Fox Corp., Class
a
B 101 5,225
News Corp., Class
a
A 253 6,145
News Corp., Class
a
B 84 2,250
Omnicom Group, Inc. 216 18,423
Paramount Skydance Corp.,
Class
a
B(b) 210 2,837
Trade Desk, Inc. (The), Class
a
A* 298 7,098
63,821
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 971 66,106
Newmont Corp. 737 95,810
Nucor Corp. 155 27,416
Steel Dynamics, Inc. 93 17,961
207,293
Multi-Utilities — 0.7%
Ameren Corp. 183 20,730
CenterPoint Energy, Inc. 442 19,227
CMS Energy Corp. 207 16,160
Consolidated Edison, Inc. 244 27,455

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Dominion Energy, Inc. 578 $ 36,495
DTE Energy Co. 140 20,754
NiSource, Inc. 323 15,278
Public Service Enterprise
Group, Inc. 338 29,092
Sempra 442 42,551
WEC Energy Group, Inc. 220 25,731
253,473
Office REITs — 0.0%(a)
BXP, Inc., REIT 101 5,816
Oil, Gas & Consumable Fuels — 3.5%
APA Corp. 240 7,289
Chevron Corp. 1,280 239,053
ConocoPhillips 836 94,853
Coterra Energy, Inc. 516 15,785
Devon Energy Corp. 425 18,500
Diamondback Energy, Inc. 126 21,934
EOG Resources, Inc. 367 45,537
EQT Corp. 423 25,981
Expand Energy Corp. 161 17,375
Exxon Mobil Corp. 2,850 434,625
Kinder Morgan, Inc. 1,325 44,083
Marathon Petroleum Corp. 202 40,038
Occidental Petroleum Corp. 487 25,850
ONEOK, Inc. 425 35,177
Phillips 66 271 41,823
Targa Resources Corp. 145 34,191
Texas Pacific Land Corp. 39 20,447
Valero Energy Corp. 205 41,951
Williams Cos., Inc. (The) 826 61,719
1,266,211
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 439 28,842
Southwest Airlines Co. 350 17,241
United Airlines Holdings, Inc.* 219 23,280
69,363
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 165 18,063
Kenvue, Inc. 1,296 24,779
42,842
Professional Services — 0.5%
Automatic Data Processing, Inc. 272 58,306
Broadridge Financial Solutions,
Inc. 79 14,684
Equifax, Inc. 83 17,344
Jacobs Solutions, Inc. 81 11,167
Leidos Holdings, Inc. 86 15,059
Paychex, Inc. 219 20,509
Paycom Software, Inc. 33 4,152
Verisk Analytics, Inc., Class
a
A 94 19,511
160,732
Investments
Shares Value
Common Stocks (continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 198 $ 29,237
CoStar Group, Inc.* 288 12,853
42,090
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 96 17,014
Camden Property Trust, REIT 72 7,800
Equity Residential, REIT 235 14,854
Essex Property Trust, Inc., REIT 44 11,225
Invitation Homes, Inc., REIT 382 10,062
Mid-America Apartment
Communities, Inc., REIT 79 10,575
UDR, Inc., REIT 203 7,613
79,143
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 53 5,765
Kimco Realty Corp., REIT 459 10,809
Realty Income Corp., REIT 622 41,674
Regency Centers Corp., REIT 112 8,848
Simon Property Group, Inc.,
REIT 220 44,847
111,943
Semiconductors & Semiconductor Equipment — 15.8%
Advanced Micro Devices, Inc.* 1,101 220,431
Analog Devices, Inc. 332 118,122
Applied Materials, Inc. 539 200,670
Broadcom, Inc. 3,191 1,019,684
First Solar, Inc.* 73 14,396
Intel Corp.* 3,029 138,153
KLA Corp. 89 135,685
Lam Research Corp. 848 198,339
Microchip Technology, Inc. 365 27,244
Micron Technology, Inc. 758 312,576
Monolithic Power Systems, Inc. 32 36,568
NVIDIA Corp. 16,420 2,909,460
NXP Semiconductors NV 170 38,592
ON Semiconductor Corp.* 272 18,082
Qnity Electronics, Inc. 142 18,000
QUALCOMM, Inc. 723 102,926
Skyworks Solutions, Inc. 102 6,077
Teradyne, Inc. 106 33,923
Texas Instruments, Inc. 613 130,023
5,678,951
Software — 9.0%
Adobe, Inc.* 282 74,000
AppLovin Corp., Class
a
A* 183 79,563
Autodesk, Inc.* 144 35,405
Cadence Design Systems, Inc.* 184 55,457
Crowdstrike Holdings, Inc.,
Class
a
A* 170 63,236
Datadog, Inc., Class
a
A* 219 24,519
Fair Isaac Corp.* 16 22,550
Fortinet, Inc.* 428 33,825

S&P 500
®
EX-HEALTH CARE ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Gen Digital, Inc. 380 $ 8,577
Intuit, Inc. 188 76,898
Microsoft Corp. 5,022 1,972,340
Oracle Corp. 1,137 165,320
Palantir Technologies, Inc.,
Class
a
A* 1,543 211,684
Palo Alto Networks, Inc.* 537 79,970
PTC, Inc.* 81 12,684
Roper Technologies, Inc. 73 25,530
Salesforce, Inc. 643 125,250
ServiceNow, Inc.* 700 75,607
Synopsys, Inc.* 126 52,164
Trimble, Inc.* 162 10,833
Tyler Technologies, Inc.* 29 10,286
Workday, Inc., Class
a
A* 147 19,663
3,235,361
Specialized REITs — 0.9%
American Tower Corp., REIT 316 60,628
Crown Castle, Inc., REIT 294 26,325
Digital Realty Trust, Inc., REIT 217 38,452
Equinix, Inc., REIT 66 64,301
Extra Space Storage, Inc., REIT 143 21,597
Iron Mountain, Inc., REIT 200 21,666
Public Storage, REIT 107 32,855
SBA Communications Corp.,
Class
a
A, REIT 72 14,484
VICI Properties, Inc., Class
a
A,
REIT 723 21,842
Weyerhaeuser Co., REIT 488 11,971
314,121
Specialty Retail — 2.0%
AutoZone, Inc.* 11 41,311
Best Buy Co., Inc. 133 8,242
Carvana Co., Class
a
A* 96 32,079
Home Depot, Inc. (The) 672 255,844
Lowe's Cos., Inc. 379 100,272
O'Reilly Automotive, Inc.* 571 53,606
Ross Stores, Inc. 219 45,035
TJX Cos., Inc. (The) 751 121,407
Tractor Supply Co. 357 18,507
Ulta Beauty, Inc.* 30 20,544
Williams-Sonoma, Inc. 82 16,863
713,710
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc. 9,985 2,637,837
Dell Technologies, Inc., Class
a
C 203 30,060
Hewlett Packard Enterprise Co. 892 19,151
HP, Inc. 632 12,002
NetApp, Inc. 134 13,270
Sandisk Corp.* 94 59,724
Seagate Technology Holdings
plc 147 59,953
Super Micro Computer, Inc.* 339 10,980
Western Digital Corp. 230 64,331
2,907,308
Investments
Shares Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 99 $ 11,610
Lululemon Athletica, Inc.* 73 13,517
NIKE, Inc., Class
a
B 804 49,993
Ralph Lauren Corp., Class
a
A 26 9,427
Tapestry, Inc. 138 21,455
106,002
Tobacco — 0.8%
Altria Group, Inc. 1,135 78,361
Philip Morris International, Inc. 1,051 196,358
274,719
Trading Companies & Distributors — 0.3%
Fastenal Co. 776 35,727
United Rentals, Inc. 43 36,120
WW Grainger, Inc. 30 34,342
106,189
Water Utilities — 0.1%
American Water Works Co., Inc. 132 17,956
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 324 70,337
Total Common Stocks
(Cost $24,589,786)
35,810,225
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $5,884) 5,884 5,884
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $20,328
(Cost $20,323) $ 20,323
20,323
Total Investments — 99.9%
(Cost $24,615,993) 35,836,432
Other assets less liabilities — 0.1% 23,680
Net Assets — 100.0% $ 35,860,112
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $6,258, collateralized in the form of cash with a value of $5,884 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $5,884.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-TECHNOLOGY ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 3.7%
Axon Enterprise, Inc.* 548 $ 297,235
Boeing Co. (The)* 5,441 1,237,991
General Dynamics Corp. 1,762 629,122
General Electric Co. 7,330 2,508,766
Howmet Aerospace, Inc. 2,794 733,509
Huntington Ingalls Industries,
Inc. 272 120,909
L3Harris Technologies, Inc. 1,300 473,902
Lockheed Martin Corp. 1,416 931,841
Northrop Grumman Corp. 933 675,847
RTX Corp. 9,316 1,887,608
Textron, Inc. 1,225 120,846
TransDigm Group, Inc. 390 508,088
10,125,664
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 821 152,090
Expeditors International of
Washington, Inc. 932 135,168
FedEx Corp. 1,509 583,983
United Parcel Service, Inc.,
Class
a
B 5,135 595,455
1,466,696
Automobile Components — 0.0%(a)
Aptiv plc* 1,502 110,457
Automobiles — 3.2%
Ford Motor Co. 27,197 383,206
General Motors Co. 6,482 510,198
Tesla, Inc.* 19,525 7,859,008
8,752,412
Banks — 5.1%
Bank of America Corp. 46,686 2,326,363
Citigroup, Inc. 12,433 1,369,992
Citizens Financial Group, Inc. 2,985 179,667
Fifth Third Bancorp 6,246 308,990
Huntington Bancshares, Inc. 14,078 236,510
JPMorgan Chase & Co. 18,917 5,680,775
KeyCorp 6,456 133,898
M&T Bank Corp. 1,068 231,735
PNC Financial Services Group,
Inc. (The) 2,726 578,866
Regions Financial Corp. 6,094 169,596
Truist Financial Corp. 8,891 438,415
US Bancorp 10,801 590,383
Wells Fargo & Co. 21,813 1,776,669
14,021,859
Beverages — 1.7%
Brown-Forman Corp.,
Class
a
B(b) 1,225 35,353
Coca-Cola Co. (The) 26,903 2,194,208
Constellation Brands, Inc.,
Class
a
A 980 154,703
Keurig Dr Pepper, Inc. 9,442 285,904
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 1,177 $ 57,661
Monster Beverage Corp.* 4,956 422,747
PepsiCo, Inc. 9,501 1,612,700
4,763,276
Biotechnology — 2.7%
AbbVie, Inc. 12,282 2,850,407
Amgen, Inc. 3,743 1,452,883
Biogen, Inc.* 1,020 195,657
Gilead Sciences, Inc. 8,622 1,284,247
Incyte Corp.* 1,145 115,954
Moderna, Inc.* 2,416 129,425
Regeneron Pharmaceuticals,
Inc. 699 546,387
Vertex Pharmaceuticals, Inc.* 1,763 875,911
7,450,871
Broadline Retail — 5.2%
Amazon.com, Inc.* 67,599 14,195,790
eBay, Inc. 3,140 285,300
14,481,090
Building Products — 0.8%
A O Smith Corp. 788 61,464
Allegion plc 597 96,207
Builders FirstSource, Inc.* 767 79,991
Carrier Global Corp. 5,500 354,200
Johnson Controls International
plc 4,248 612,986
Lennox International, Inc. 220 125,387
Masco Corp. 1,444 103,419
Trane Technologies plc 1,541 712,435
2,146,089
Capital Markets — 4.7%
Ameriprise Financial, Inc. 644 302,757
Ares Management Corp.,
Class
a
A 1,432 160,398
Bank of New York Mellon Corp.
(The) 4,846 577,159
Blackrock, Inc. 1,003 1,066,420
Blackstone, Inc. 5,132 581,815
Cboe Global Markets, Inc. 726 217,597
Charles Schwab Corp. (The) 11,607 1,104,986
CME Group, Inc. 2,506 800,667
Coinbase Global, Inc., Class
a
A* 1,585 278,722
FactSet Research Systems, Inc. 260 56,371
Franklin Resources, Inc. 2,137 56,716
Goldman Sachs Group, Inc.
(The) 2,084 1,791,344
Interactive Brokers Group, Inc.,
Class
a
A 3,094 220,262
Intercontinental Exchange, Inc. 3,961 650,119
Invesco Ltd. 3,094 81,248
KKR & Co., Inc. 4,771 418,321
Moody's Corp. 1,066 509,111
Morgan Stanley 8,394 1,397,685
MSCI, Inc., Class
a
A 522 298,495
Nasdaq, Inc. 3,134 274,476

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Northern Trust Corp. 1,314 $ 188,020
Raymond James Financial, Inc. 1,226 187,676
Robinhood Markets, Inc.,
Class
a
A* 5,464 414,444
S&P Global, Inc. 2,154 951,810
State Street Corp. 1,941 249,651
T. Rowe Price Group, Inc. 1,517 143,554
12,979,824
Chemicals — 1.7%
Air Products and Chemicals,
Inc. 1,546 426,186
Albemarle Corp. 818 146,152
CF Industries Holdings, Inc. 1,084 107,901
Corteva, Inc. 4,696 376,243
Dow, Inc. 4,940 151,806
DuPont de Nemours, Inc. 2,912 145,716
Ecolab, Inc. 1,771 546,088
International Flavors &
Fragrances, Inc. 1,779 146,287
Linde plc 3,245 1,648,720
LyondellBasell Industries NV,
Class
a
A 1,790 102,961
Mosaic Co. (The) 2,208 61,471
PPG Industries, Inc. 1,559 192,178
Sherwin-Williams Co. (The) 1,601 580,507
4,632,216
Commercial Services & Supplies — 0.7%
Cintas Corp. 2,373 477,281
Copart, Inc.* 6,188 235,701
Republic Services, Inc., Class
a
A 1,397 319,913
Rollins, Inc. 2,040 124,216
Veralto Corp. 1,726 168,164
Waste Management, Inc. 2,576 620,404
1,945,679
Construction & Engineering — 0.4%
Comfort Systems USA, Inc. 242 345,908
EMCOR Group, Inc. 310 224,632
Quanta Services, Inc. 1,036 583,351
1,153,891
Construction Materials — 0.4%
CRH plc 4,657 558,747
Martin Marietta Materials, Inc. 417 282,130
Vulcan Materials Co. 919 284,890
1,125,767
Consumer Finance — 0.8%
American Express Co. 3,735 1,153,742
Capital One Financial Corp. 4,417 864,142
Synchrony Financial 2,503 172,982
2,190,866
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp. 3,079 3,112,222
Dollar General Corp. 1,529 238,891
Dollar Tree, Inc.* 1,318 166,701
Investments
Shares Value
Common Stocks (continued)
Kroger Co. (The) 4,237 $ 289,133
Sysco Corp. 3,328 303,381
Target Corp. 3,157 359,235
Walmart, Inc. 30,472 3,898,892
8,368,455
Containers & Packaging — 0.3%
Amcor plc 3,209 155,412
Avery Dennison Corp. 537 105,440
Ball Corp. 1,862 124,996
International Paper Co. 3,669 159,785
Packaging Corp. of America 620 143,927
Smurfit Westrock plc 3,629 170,599
860,159
Distributors — 0.1%
Genuine Parts Co. 967 115,324
Pool Corp. 226 51,343
166,667
Diversified Telecommunication Services — 1.3%
AT&T, Inc. 49,265 1,379,912
Comcast Corp., Class
a
A 25,256 781,926
Verizon Communications, Inc. 29,300 1,469,102
3,630,940
Electric Utilities — 2.4%
Alliant Energy Corp. 1,787 129,272
American Electric Power Co.,
Inc. 3,719 497,676
Constellation Energy Corp. 2,170 715,840
Duke Energy Corp. 5,404 707,113
Edison International 2,673 199,780
Entergy Corp. 3,103 332,362
Evergy, Inc. 1,599 133,772
Eversource Energy 2,607 198,679
Exelon Corp. 7,021 347,329
FirstEnergy Corp. 3,613 184,841
NextEra Energy, Inc. 14,471 1,356,946
NRG Energy, Inc. 1,331 238,196
PG&E Corp. 15,276 290,244
Pinnacle West Capital Corp. 832 83,450
PPL Corp. 5,142 200,435
Southern Co. (The) 7,652 745,152
Xcel Energy, Inc. 4,110 342,610
6,703,697
Electrical Equipment — 1.5%
AMETEK, Inc. 1,599 382,513
Eaton Corp. plc 2,700 1,014,984
Emerson Electric Co. 3,904 588,528
GE Vernova, Inc. 1,884 1,645,862
Generac Holdings, Inc.* 406 91,500
Hubbell, Inc., Class
a
B 368 188,280
Rockwell Automation, Inc. 781 318,219
4,229,886
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 6,858 447,553

S&P 500
®
EX-TECHNOLOGY ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Halliburton Co. 5,850 $ 210,600
SLB Ltd. 10,381 532,961
1,191,114
Entertainment — 2.0%
Electronic Arts, Inc. 1,559 312,689
Live Nation Entertainment, Inc.* 1,097 177,868
Netflix, Inc.* 29,446 2,833,883
Take-Two Interactive Software,
Inc.* 1,208 255,468
TKO Group Holdings, Inc.,
Class
a
A 459 102,756
Walt Disney Co. (The) 12,405 1,315,426
Warner Bros Discovery, Inc.* 17,220 485,087
5,483,177
Financial Services — 5.3%
Apollo Global Management, Inc. 3,227 337,544
Berkshire Hathaway, Inc.,
Class
a
B* 12,743 6,434,578
Block, Inc., Class
a
A* 3,806 242,442
Corpay, Inc.* 484 157,349
Fidelity National Information
Services, Inc. 3,599 183,405
Fiserv, Inc.* 3,739 232,902
Global Payments, Inc. 1,644 125,700
Jack Henry & Associates, Inc. 501 81,393
Mastercard, Inc., Class
a
A 5,697 2,946,545
PayPal Holdings, Inc. 6,501 300,411
Visa, Inc., Class
a
A 11,728 3,754,602
14,796,871
Food Products — 0.7%
Archer-Daniels-Midland Co. 3,340 230,594
Bunge Global SA 942 113,652
Campbell's Co. (The) 1,365 36,787
Conagra Brands, Inc. 3,325 64,006
General Mills, Inc. 3,706 167,622
Hershey Co. (The) 1,030 243,368
Hormel Foods Corp. 2,026 51,866
J M Smucker Co. (The) 740 85,803
Kraft Heinz Co. (The) 5,923 145,765
Lamb Weston Holdings, Inc. 969 46,696
McCormick & Co., Inc.
(Non-Voting) 1,761 125,102
Mondelez International, Inc.,
Class
a
A 8,967 552,188
Tyson Foods, Inc., Class
a
A 1,968 127,900
1,991,349
Gas Utilities — 0.1%
Atmos Energy Corp. 1,115 208,271
Ground Transportation — 1.3%
CSX Corp. 12,939 552,366
JB Hunt Transport Services,
Inc. 522 121,840
Norfolk Southern Corp. 1,559 490,680
Old Dominion Freight Line, Inc. 1,279 259,701
Uber Technologies, Inc.* 14,438 1,088,914
Investments
Shares Value
Common Stocks (continued)
Union Pacific Corp. 4,122 $ 1,092,247
3,605,748
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories 12,083 1,405,857
Align Technology, Inc.* 462 87,826
Baxter International, Inc. 3,574 72,802
Becton Dickinson & Co. 1,992 351,548
Boston Scientific Corp.* 10,301 791,632
Cooper Cos., Inc. (The)* 1,381 115,548
Dexcom, Inc.* 2,711 199,069
Edwards Lifesciences Corp.* 4,033 348,734
GE HealthCare Technologies,
Inc. 3,164 266,630
Hologic, Inc.* 1,546 116,507
IDEXX Laboratories, Inc.* 554 363,828
Insulet Corp.* 487 120,099
Intuitive Surgical, Inc.* 2,464 1,240,649
Medtronic plc 8,914 870,541
ResMed, Inc. 1,015 260,104
Solventum Corp.* 1,025 76,055
STERIS plc 681 171,850
Stryker Corp. 2,391 926,417
Zimmer Biomet Holdings, Inc. 1,376 135,454
7,921,150
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. 1,650 378,230
Cencora, Inc. 1,347 501,273
Centene Corp.* 3,246 145,680
Cigna Group (The) 1,855 537,616
CVS Health Corp. 8,821 704,798
DaVita, Inc.* 243 37,981
Elevance Health, Inc. 1,544 494,080
HCA Healthcare, Inc. 1,110 587,967
Henry Schein, Inc.* 694 57,179
Humana, Inc. 836 159,291
Labcorp Holdings, Inc. 575 166,244
McKesson Corp. 857 846,176
Molina Healthcare, Inc.* 356 54,842
Quest Diagnostics, Inc. 773 163,806
UnitedHealth Group, Inc. 6,296 1,846,428
Universal Health Services, Inc.,
Class
a
B 383 78,936
6,760,527
Health Care REITs — 0.5%
Alexandria Real Estate Equities,
Inc., REIT 1,081 58,417
Healthpeak Properties, Inc.,
REIT 4,831 85,412
Ventas, Inc., REIT 3,265 281,312
Welltower, Inc., REIT 4,771 988,170
1,413,311
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 4,444 87,058

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class
a
A* 2,956 $ 399,385
Booking Holdings, Inc. 222 941,136
Carnival Corp. 7,546 238,076
Chipotle Mexican Grill, Inc.,
Class
a
A* 9,189 342,015
Darden Restaurants, Inc. 808 172,791
Domino's Pizza, Inc. 214 86,137
DoorDash, Inc., Class
a
A* 2,598 458,469
Expedia Group, Inc. 813 175,356
Hilton Worldwide Holdings, Inc. 1,614 503,213
Las Vegas Sands Corp. 2,114 119,906
Marriott International, Inc.,
Class
a
A 1,548 528,998
McDonald's Corp. 4,948 1,687,565
MGM Resorts International* 1,427 52,599
Norwegian Cruise Line Holdings
Ltd.* 3,164 78,436
Royal Caribbean Cruises Ltd. 1,762 547,911
Starbucks Corp. 7,901 774,456
Wynn Resorts Ltd. 586 63,399
Yum! Brands, Inc. 1,930 324,549
7,494,397
Household Durables — 0.4%
DR Horton, Inc. 1,902 305,062
Garmin Ltd. 1,135 286,962
Lennar Corp., Class
a
A 1,499 171,425
NVR, Inc.* 20 150,356
PulteGroup, Inc. 1,354 185,769
1,099,574
Household Products — 1.4%
Church & Dwight Co., Inc. 1,669 175,011
Clorox Co. (The) 847 107,705
Colgate-Palmolive Co. 5,601 555,283
Kimberly-Clark Corp. 2,306 256,981
Procter & Gamble Co. (The) 16,237 2,714,826
3,809,806
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 4,949 85,519
Vistra Corp. 2,214 384,992
470,511
Industrial Conglomerates — 0.6%
3M Co. 3,691 610,196
Honeywell International, Inc. 4,411 1,074,476
1,684,672
Industrial REITs — 0.3%
Prologis, Inc., REIT 6,455 920,289
Insurance — 2.6%
Aflac, Inc. 3,278 370,185
Allstate Corp. (The) 1,818 389,997
American International Group,
Inc. 3,750 301,837
Investments
Shares Value
Common Stocks (continued)
Aon plc, Class
a
A 1,494 $ 501,192
Arch Capital Group Ltd.* 2,510 251,376
Arthur J Gallagher & Co. 1,784 407,109
Assurant, Inc. 347 79,668
Brown & Brown, Inc. 2,041 146,585
Chubb Ltd. 2,544 867,148
Cincinnati Financial Corp. 1,084 177,754
Erie Indemnity Co., Class
a
A 175 47,152
Everest Group Ltd. 291 97,628
Globe Life, Inc. 552 80,183
Hartford Insurance Group, Inc.
(The) 1,937 272,788
Loews Corp. 1,179 129,714
Marsh & McLennan Cos., Inc. 3,404 635,663
MetLife, Inc. 3,846 277,181
Principal Financial Group, Inc. 1,388 132,443
Progressive Corp. (The) 4,075 870,664
Prudential Financial, Inc. 2,431 239,162
Travelers Cos., Inc. (The) 1,550 478,392
W R Berkley Corp. 2,086 149,566
Willis Towers Watson plc 664 202,633
7,106,020
Interactive Media & Services — 11.7%
Alphabet, Inc., Class
a
A 40,430 12,604,457
Alphabet, Inc., Class
a
C 32,313 10,063,237
Match Group, Inc. 1,640 51,824
Meta Platforms, Inc., Class
a
A 15,134 9,809,556
32,529,074
Leisure Products — 0.0%(a)
Hasbro, Inc. 928 92,419
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. 1,970 239,119
Bio-Techne Corp. 1,082 63,838
Charles River Laboratories
International, Inc.* 341 60,865
Danaher Corp. 4,368 920,076
IQVIA Holdings, Inc.* 1,184 211,711
Mettler-Toledo International,
Inc.* 141 192,703
Revvity, Inc. 788 77,468
Thermo Fisher Scientific, Inc. 2,610 1,360,097
Waters Corp.* 681 217,498
West Pharmaceutical Services,
Inc. 498 126,661
3,470,036
Machinery — 2.8%
Caterpillar, Inc. 3,252 2,415,683
Cummins, Inc. 960 560,515
Deere & Co. 1,747 1,100,103
Dover Corp. 954 215,127
Fortive Corp. 2,208 130,714
IDEX Corp. 520 108,924
Illinois Tool Works, Inc. 1,834 533,015
Ingersoll Rand, Inc. 2,499 235,256
Nordson Corp. 370 108,573
Otis Worldwide Corp. 2,709 250,745

S&P 500
®
EX-TECHNOLOGY ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
PACCAR, Inc. 3,649 $ 460,102
Parker-Hannifin Corp. 876 884,042
Pentair plc 1,136 112,680
Snap-on, Inc. 360 138,679
Stanley Black & Decker, Inc. 1,076 93,063
Westinghouse Air Brake
Technologies Corp. 1,189 313,837
Xylem, Inc. 1,692 219,216
7,880,274
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 610 143,124
Fox Corp., Class
a
A 1,449 81,637
Fox Corp., Class
a
B 1,032 53,385
News Corp., Class
a
A 2,603 63,227
News Corp., Class
a
B 858 22,977
Omnicom Group, Inc. 2,218 189,173
Paramount Skydance Corp.,
Class
a
B(b) 2,160 29,182
Trade Desk, Inc. (The), Class
a
A* 3,061 72,913
655,618
Metals & Mining — 0.8%
Freeport-McMoRan, Inc. 9,979 679,371
Newmont Corp. 7,584 985,920
Nucor Corp. 1,590 281,239
Steel Dynamics, Inc. 955 184,439
2,130,969
Multi-Utilities — 0.9%
Ameren Corp. 1,879 212,853
CenterPoint Energy, Inc. 4,538 197,403
CMS Energy Corp. 2,115 165,118
Consolidated Edison, Inc. 2,509 282,313
Dominion Energy, Inc. 5,934 374,673
DTE Energy Co. 1,444 214,058
NiSource, Inc. 3,317 156,894
Public Service Enterprise
Group, Inc. 3,470 298,663
Sempra 4,536 436,681
WEC Energy Group, Inc. 2,261 264,446
2,603,102
Office REITs — 0.0%(a)
BXP, Inc., REIT 1,024 58,962
Oil, Gas & Consumable Fuels — 4.7%
APA Corp. 2,467 74,923
Chevron Corp. 13,152 2,456,267
ConocoPhillips 8,586 974,168
Coterra Energy, Inc. 5,293 161,913
Devon Energy Corp. 4,360 189,791
Diamondback Energy, Inc. 1,294 225,259
EOG Resources, Inc. 3,771 467,906
EQT Corp. 4,338 266,440
Expand Energy Corp. 1,654 178,500
Exxon Mobil Corp. 29,305 4,469,012
Kinder Morgan, Inc. 13,605 452,638
Marathon Petroleum Corp. 2,089 414,061
Investments
Shares Value
Common Stocks (continued)
Occidental Petroleum Corp. 4,997 $ 265,241
ONEOK, Inc. 4,372 361,870
Phillips 66 2,800 432,124
Targa Resources Corp. 1,492 351,814
Texas Pacific Land Corp. 401 210,240
Valero Energy Corp. 2,119 433,632
Williams Cos., Inc. (The) 8,487 634,149
13,019,948
Passenger Airlines — 0.3%
Delta Air Lines, Inc. 4,509 296,241
Southwest Airlines Co. 3,594 177,041
United Airlines Holdings, Inc.* 2,250 239,175
712,457
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,709 187,084
Kenvue, Inc. 13,314 254,564
441,648
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co. 14,147 882,348
Eli Lilly & Co. 5,518 5,804,881
Johnson & Johnson 16,741 4,158,967
Merck & Co., Inc. 17,247 2,135,524
Pfizer, Inc. 39,510 1,092,451
Viatris, Inc. 8,004 119,500
Zoetis, Inc., Class
a
A 3,062 401,428
14,595,099
Professional Services — 0.6%
Automatic Data Processing, Inc. 2,811 602,566
Broadridge Financial Solutions,
Inc. 811 150,740
Equifax, Inc. 850 177,616
Jacobs Solutions, Inc. 831 114,562
Leidos Holdings, Inc. 888 155,489
Paychex, Inc. 2,252 210,900
Paycom Software, Inc. 339 42,656
Verisk Analytics, Inc., Class
a
A 969 201,135
1,655,664
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 2,038 300,931
CoStar Group, Inc.* 2,944 131,391
432,322
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 983 174,217
Camden Property Trust, REIT 738 79,955
Equity Residential, REIT 2,405 152,020
Essex Property Trust, Inc., REIT 446 113,779
Invitation Homes, Inc., REIT 3,920 103,253
Mid-America Apartment
Communities, Inc., REIT 814 108,962
UDR, Inc., REIT 2,090 78,375
810,561

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 545 $ 59,280
Kimco Realty Corp., REIT 4,706 110,826
Realty Income Corp., REIT 6,393 428,331
Regency Centers Corp., REIT 1,143 90,297
Simon Property Group, Inc.,
REIT 2,269 462,536
1,151,270
Specialized REITs — 1.2%
American Tower Corp., REIT 3,253 624,121
Crown Castle, Inc., REIT 3,026 270,948
Digital Realty Trust, Inc., REIT 2,245 397,814
Equinix, Inc., REIT 681 663,471
Extra Space Storage, Inc., REIT 1,475 222,769
Iron Mountain, Inc., REIT 2,055 222,618
Public Storage, REIT 1,097 336,845
SBA Communications Corp.,
Class
a
A, REIT 739 148,657
VICI Properties, Inc., Class
a
A,
REIT 7,428 224,400
Weyerhaeuser Co., REIT 5,011 122,920
3,234,563
Specialty Retail — 2.7%
AutoZone, Inc.* 115 431,892
Best Buy Co., Inc. 1,357 84,093
Carvana Co., Class
a
A* 983 328,479
Home Depot, Inc. (The) 6,917 2,633,440
Lowe's Cos., Inc. 3,897 1,031,029
O'Reilly Automotive, Inc.* 5,866 550,700
Ross Stores, Inc. 2,261 464,952
TJX Cos., Inc. (The) 7,734 1,250,278
Tractor Supply Co. 3,672 190,357
Ulta Beauty, Inc.* 311 212,970
Williams-Sonoma, Inc. 846 173,980
7,352,170
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 1,013 118,794
Lululemon Athletica, Inc.* 748 138,507
NIKE, Inc., Class
a
B 8,264 513,856
Ralph Lauren Corp., Class
a
A 269 97,539
Tapestry, Inc. 1,423 221,234
1,089,930
Tobacco — 1.0%
Altria Group, Inc. 11,664 805,283
Philip Morris International, Inc. 10,817 2,020,940
2,826,223
Trading Companies & Distributors — 0.4%
Fastenal Co. 7,978 367,307
United Rentals, Inc. 440 369,600
WW Grainger, Inc. 303 346,853
1,083,760
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc. 1,355 $ 184,321
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 3,342 725,515
Total Common Stocks
(Cost $247,964,013)
276,086,211
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $30,996) 30,996 30,996
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $433,847
(Cost $433,719) $ 433,719
433,719
Total Investments — 99.9%
(Cost $248,428,728) 276,550,926
Other assets less liabilities — 0.1% 272,790
Net Assets — 100.0% $ 276,823,716
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $35,236, collateralized in the form of cash with a
value of $30,996 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $30,996.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) — 85 .1%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.* 1,420 $ 770,208
Boeing Co. (The)* 13,874 3,156,751
General Dynamics Corp. 4,508 1,609,581
General Electric Co. 18,699 6,399,920
Howmet Aerospace, Inc. 7,143 1,875,252
Huntington Ingalls Industries,
Inc. 685 304,496
L3Harris Technologies, Inc. 3,306 1,205,169
Lockheed Martin Corp. 3,594 2,365,140
Northrop Grumman Corp. 2,383 1,726,198
RTX Corp. 23,774 4,817,088
Textron, Inc. 3,116 307,393
TransDigm Group, Inc. 982 1,279,340
25,816,536
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 2,104 389,766
Expeditors International of
Washington, Inc. 2,381 345,316
FedEx Corp. 3,874 1,499,238
United Parcel Service, Inc.,
Class
a
B 13,105 1,519,656
3,753,976
Automobile Components — 0.0%(b)
Aptiv plc* 3,856 283,570
Automobiles — 1.8%
Ford Motor Co. 69,426 978,212
General Motors Co. 16,574 1,304,540
Tesla, Inc.* 49,874 20,074,784
22,357,536
Banks — 2.9%
Bank of America Corp. 119,209 5,940,184
Citigroup, Inc. 31,733 3,496,659
Citizens Financial Group, Inc. 7,620 458,648
Fifth Third Bancorp 15,946 788,849
Huntington Bancshares, Inc. 36,067 605,926
JPMorgan Chase & Co. 48,302 14,505,091
KeyCorp 16,462 341,422
M&T Bank Corp. 2,724 591,053
PNC Financial Services Group,
Inc. (The) 6,970 1,480,079
Regions Financial Corp. 15,553 432,840
Truist Financial Corp. 22,701 1,119,386
US Bancorp 27,589 1,508,015
Wells Fargo & Co. 55,702 4,536,928
35,805,080
Beverages — 1.0%
Brown-Forman Corp., Class
a
B 3,115 89,899
Coca-Cola Co. (The) 68,691 5,602,438
Constellation Brands, Inc.,
Class
a
A 2,501 394,808
Keurig Dr Pepper, Inc. 24,085 729,294
Molson Coors Beverage Co.,
Class
a
B 2,996 146,774
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 12,656 $ 1,079,556
PepsiCo, Inc. 24,281 4,121,457
12,164,226
Biotechnology — 1.6%
AbbVie, Inc. 31,344 7,274,316
Amgen, Inc. 9,564 3,712,362
Biogen, Inc.* 2,603 499,307
Gilead Sciences, Inc. 22,028 3,281,071
Incyte Corp.* 2,920 295,708
Moderna, Inc.* 6,151 329,509
Regeneron Pharmaceuticals,
Inc. 1,801 1,407,788
Vertex Pharmaceuticals, Inc.* 4,511 2,241,200
19,041,261
Broadline Retail — 3.0%
Amazon.com, Inc.* 172,612 36,248,520
eBay, Inc. 8,013 728,061
36,976,581
Building Products — 0.5%
A O Smith Corp. 2,021 157,638
Allegion plc 1,544 248,816
Builders FirstSource, Inc.* 1,972 205,660
Carrier Global Corp. 14,068 905,979
Johnson Controls International
plc 10,830 1,562,769
Lennox International, Inc. 557 317,456
Masco Corp. 3,666 262,559
Trane Technologies plc 3,955 1,828,476
5,489,353
Capital Markets — 2.7%
Ameriprise Financial, Inc. 1,664 782,280
Ares Management Corp.,
Class
a
A 3,637 407,380
Bank of New York Mellon Corp.
(The) 12,379 1,474,339
Blackrock, Inc. 2,560 2,721,869
Blackstone, Inc. 13,096 1,484,694
Cboe Global Markets, Inc. 1,869 560,177
Charles Schwab Corp. (The) 29,652 2,822,870
CME Group, Inc. 6,419 2,050,871
Coinbase Global, Inc., Class
a
A* 4,066 715,006
FactSet Research Systems, Inc. 653 141,577
Franklin Resources, Inc. 5,448 144,590
Goldman Sachs Group, Inc.
(The) 5,314 4,567,755
Interactive Brokers Group, Inc.,
Class
a
A 7,897 562,187
Intercontinental Exchange, Inc. 10,118 1,660,667
Invesco Ltd. 7,893 207,270
KKR & Co., Inc. 12,186 1,068,468
Moody's Corp. 2,720 1,299,045
Morgan Stanley 21,414 3,565,645
MSCI, Inc., Class
a
A 1,354 774,258
Nasdaq, Inc. 7,997 700,377
Northern Trust Corp. 3,341 478,064
Raymond James Financial, Inc. 3,117 477,150

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Robinhood Markets, Inc.,
Class
a
A* 13,931 $ 1,056,666
S&P Global, Inc. 5,492 2,426,805
State Street Corp. 4,959 637,827
T. Rowe Price Group, Inc. 3,894 368,489
33,156,326
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 3,969 1,094,134
Albemarle Corp. 2,096 374,492
CF Industries Holdings, Inc. 2,763 275,029
Corteva, Inc. 12,002 961,600
Dow, Inc. 12,614 387,628
DuPont de Nemours, Inc. 7,437 372,148
Ecolab, Inc. 4,534 1,398,059
International Flavors &
Fragrances, Inc. 4,553 374,393
Linde plc 8,273 4,203,346
LyondellBasell Industries NV,
Class
a
A 4,578 263,327
Mosaic Co. (The) 5,621 156,489
PPG Industries, Inc. 4,001 493,203
Sherwin-Williams Co. (The) 4,107 1,489,157
11,843,005
Commercial Services & Supplies — 0.4%
Cintas Corp. 6,045 1,215,831
Copart, Inc.* 15,789 601,403
Republic Services, Inc., Class
a
A 3,552 813,408
Rollins, Inc. 5,206 316,993
Veralto Corp. 4,416 430,251
Waste Management, Inc. 6,595 1,588,340
4,966,226
Communications Equipment — 0.9%
Arista Networks, Inc.* 18,313 2,444,786
Ciena Corp.* 2,502 872,447
Cisco Systems, Inc. 69,943 5,557,671
F5, Inc.* 1,006 272,988
Motorola Solutions, Inc. 2,948 1,421,702
10,569,594
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. 614 877,633
EMCOR Group, Inc. 781 565,928
Quanta Services, Inc. 2,645 1,489,347
2,932,908
Construction Materials — 0.2%
CRH plc 11,906 1,428,482
Martin Marietta Materials, Inc. 1,052 711,752
Vulcan Materials Co. 2,348 727,880
2,868,114
Consumer Finance — 0.5%
American Express Co. 9,544 2,948,141
Capital One Financial Corp. 11,262 2,203,298
Investments
Shares Value
Common Stocks (a) (continued)
Synchrony Financial 6,411 $ 443,064
5,594,503
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp. 7,860 7,944,809
Dollar General Corp. 3,926 613,398
Dollar Tree, Inc.* 3,351 423,835
Kroger Co. (The) 10,806 737,401
Sysco Corp. 8,481 773,128
Target Corp. 8,055 916,579
Walmart, Inc. 77,822 9,957,325
21,366,475
Containers & Packaging — 0.2%
Amcor plc 8,182 396,254
Avery Dennison Corp. 1,392 273,319
Ball Corp. 4,760 319,539
International Paper Co. 9,383 408,630
Packaging Corp. of America 1,603 372,120
Smurfit Westrock plc 9,282 436,347
2,206,209
Distributors — 0.0%(b)
Genuine Parts Co. 2,469 294,453
Pool Corp. 572 129,947
424,400
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 125,790 3,523,378
Comcast Corp., Class
a
A 64,471 1,996,022
Verizon Communications, Inc. 74,793 3,750,121
9,269,521
Electric Utilities — 1.4%
Alliant Energy Corp. 4,570 330,594
American Electric Power Co.,
Inc. 9,507 1,272,227
Constellation Energy Corp. 5,533 1,825,226
Duke Energy Corp. 13,779 1,802,982
Edison International 6,841 511,296
Entergy Corp. 7,920 848,311
Evergy, Inc. 4,101 343,090
Eversource Energy 6,673 508,549
Exelon Corp. 17,924 886,700
FirstEnergy Corp. 9,242 472,821
NextEra Energy, Inc. 36,974 3,467,052
NRG Energy, Inc. 3,385 605,780
PG&E Corp. 38,983 740,677
Pinnacle West Capital Corp. 2,131 213,739
PPL Corp. 13,118 511,340
Southern Co. (The) 19,552 1,903,974
Xcel Energy, Inc. 10,490 874,446
17,118,804
Electrical Equipment — 0.9%
AMETEK, Inc. 4,101 981,041
Eaton Corp. plc 6,904 2,595,352
Emerson Electric Co. 9,973 1,503,430
GE Vernova, Inc. 4,818 4,209,005

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Generac Holdings, Inc.* 1,023 $ 230,553
Hubbell, Inc., Class
a
B 927 474,281
Rockwell Automation, Inc. 2,002 815,715
10,809,377
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 21,738 3,175,052
CDW Corp. 2,314 283,789
Corning, Inc. 13,823 2,078,703
Jabil, Inc. 1,907 505,336
Keysight Technologies, Inc.* 3,040 934,283
TE Connectivity plc 5,218 1,200,923
Teledyne Technologies, Inc.* 819 557,821
Zebra Technologies Corp.,
Class
a
A* 885 198,204
8,934,111
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 17,513 1,142,899
Halliburton Co. 14,938 537,768
SLB Ltd. 26,489 1,359,945
3,040,612
Entertainment — 1.1%
Electronic Arts, Inc. 4,002 802,681
Live Nation Entertainment, Inc.* 2,797 453,506
Netflix, Inc.* 75,202 7,237,440
Take-Two Interactive Software,
Inc.* 3,072 649,667
TKO Group Holdings, Inc.,
Class
a
A 1,156 258,794
Walt Disney Co. (The) 31,656 3,356,802
Warner Bros Discovery, Inc.* 43,954 1,238,184
13,997,074
Financial Services — 3.1%
Apollo Global Management, Inc. 8,228 860,649
Berkshire Hathaway, Inc.,
Class
a
B* 32,544 16,433,093
Block, Inc., Class
a
A* 9,725 619,482
Corpay, Inc.* 1,220 396,622
Fidelity National Information
Services, Inc. 9,206 469,138
Fiserv, Inc.* 9,555 595,181
Global Payments, Inc. 4,216 322,355
Jack Henry & Associates, Inc. 1,306 212,173
Mastercard, Inc., Class
a
A 14,561 7,531,095
PayPal Holdings, Inc. 16,622 768,103
Visa, Inc., Class
a
A 29,954 9,589,473
37,797,364
Food Products — 0.4%
Archer-Daniels-Midland Co. 8,512 587,668
Bunge Global SA 2,404 290,043
Campbell's Co. (The) 3,471 93,543
Conagra Brands, Inc. 8,472 163,086
General Mills, Inc. 9,477 428,645
Hershey Co. (The) 2,628 620,944
Hormel Foods Corp. 5,170 132,352
J M Smucker Co. (The) 1,904 220,769
Investments
Shares Value
Common Stocks (a) (continued)
Kraft Heinz Co. (The) 15,124 $ 372,202
Lamb Weston Holdings, Inc. 2,474 119,222
McCormick & Co., Inc.
(Non-Voting) 4,503 319,893
Mondelez International, Inc.,
Class
a
A 22,895 1,409,874
Tyson Foods, Inc., Class
a
A 5,023 326,445
5,084,686
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 2,843 531,044
Ground Transportation — 0.8%
CSX Corp. 33,040 1,410,477
JB Hunt Transport Services,
Inc. 1,355 316,270
Norfolk Southern Corp. 4,001 1,259,275
Old Dominion Freight Line, Inc. 3,252 660,319
Uber Technologies, Inc.* 36,889 2,782,168
Union Pacific Corp. 10,519 2,787,325
9,215,834
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories 30,847 3,589,048
Align Technology, Inc.* 1,164 221,276
Baxter International, Inc. 9,139 186,161
Becton Dickinson & Co. 5,085 897,401
Boston Scientific Corp.* 26,288 2,020,233
Cooper Cos., Inc. (The)* 3,510 293,682
Dexcom, Inc.* 6,932 509,017
Edwards Lifesciences Corp.* 10,294 890,122
GE HealthCare Technologies,
Inc. 8,074 680,396
Hologic, Inc.* 3,969 299,104
IDEXX Laboratories, Inc.* 1,435 942,408
Insulet Corp.* 1,226 302,344
Intuitive Surgical, Inc.* 6,269 3,156,504
Medtronic plc 22,760 2,222,742
ResMed, Inc. 2,590 663,713
Solventum Corp.* 2,615 194,033
STERIS plc 1,755 442,874
Stryker Corp. 6,090 2,359,631
Zimmer Biomet Holdings, Inc. 3,499 344,442
20,215,131
Health Care Providers & Services — 1.4%
Cardinal Health, Inc. 4,231 969,872
Cencora, Inc. 3,424 1,274,207
Centene Corp.* 8,274 371,337
Cigna Group (The) 4,746 1,375,486
CVS Health Corp. 22,530 1,800,147
DaVita, Inc.* 616 96,281
Elevance Health, Inc. 3,963 1,268,160
HCA Healthcare, Inc. 2,829 1,498,521
Henry Schein, Inc.* 1,788 147,313
Humana, Inc. 2,141 407,946
Labcorp Holdings, Inc. 1,488 430,211
McKesson Corp. 2,197 2,169,252
Molina Healthcare, Inc.* 897 138,183
Quest Diagnostics, Inc. 1,984 420,430

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
UnitedHealth Group, Inc. 16,058 $ 4,709,330
Universal Health Services, Inc.,
Class
a
B 963 198,474
17,275,150
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 2,756 148,934
Healthpeak Properties, Inc.,
REIT 12,338 218,136
Ventas, Inc., REIT 8,322 717,024
Welltower, Inc., REIT 12,186 2,523,964
3,608,058
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 11,327 221,896
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class
a
A* 7,548 1,019,810
Booking Holdings, Inc. 563 2,386,754
Carnival Corp. 19,284 608,410
Chipotle Mexican Grill, Inc.,
Class
a
A* 23,451 872,846
Darden Restaurants, Inc. 2,072 443,097
Domino's Pizza, Inc. 542 218,161
DoorDash, Inc., Class
a
A* 6,536 1,153,408
Expedia Group, Inc. 2,084 449,498
Hilton Worldwide Holdings, Inc. 4,140 1,290,769
Las Vegas Sands Corp. 5,392 305,834
Marriott International, Inc.,
Class
a
A 3,972 1,357,352
McDonald's Corp. 12,637 4,309,975
MGM Resorts International* 3,620 133,433
Norwegian Cruise Line Holdings
Ltd.* 8,070 200,055
Royal Caribbean Cruises Ltd. 4,509 1,402,119
Starbucks Corp. 20,174 1,977,456
Wynn Resorts Ltd. 1,516 164,016
Yum! Brands, Inc. 4,930 829,029
19,122,022
Household Durables — 0.2%
DR Horton, Inc. 4,864 780,137
Garmin Ltd. 2,895 731,943
Lennar Corp., Class
a
A 3,850 440,286
NVR, Inc.* 49 368,372
PulteGroup, Inc. 3,443 472,379
2,793,117
Household Products — 0.8%
Church & Dwight Co., Inc. 4,275 448,276
Clorox Co. (The) 2,171 276,064
Colgate-Palmolive Co. 14,319 1,419,586
Kimberly-Clark Corp. 5,875 654,710
Procter & Gamble Co. (The) 41,448 6,930,106
9,728,742
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 12,636 218,350
Investments
Shares Value
Common Stocks (a) (continued)
Vistra Corp. 5,640 $ 980,740
1,199,090
Industrial Conglomerates — 0.4%
3M Co. 9,438 1,560,290
Honeywell International, Inc. 11,247 2,739,657
4,299,947
Industrial REITs — 0.2%
Prologis, Inc., REIT 16,460 2,346,702
Insurance — 1.5%
Aflac, Inc. 8,356 943,643
Allstate Corp. (The) 4,651 997,732
American International Group,
Inc. 9,584 771,416
Aon plc, Class
a
A 3,835 1,286,527
Arch Capital Group Ltd.* 6,427 643,664
Arthur J Gallagher & Co. 4,566 1,041,961
Assurant, Inc. 874 200,662
Brown & Brown, Inc. 5,208 374,039
Chubb Ltd. 6,513 2,220,021
Cincinnati Financial Corp. 2,764 453,241
Erie Indemnity Co., Class
a
A 442 119,092
Everest Group Ltd. 732 245,579
Globe Life, Inc. 1,431 207,867
Hartford Insurance Group, Inc.
(The) 4,947 696,686
Loews Corp. 2,998 329,840
Marsh & McLennan Cos., Inc. 8,674 1,619,783
MetLife, Inc. 9,826 708,160
Principal Financial Group, Inc. 3,530 336,833
Progressive Corp. (The) 10,400 2,222,064
Prudential Financial, Inc. 6,191 609,071
Travelers Cos., Inc. (The) 3,978 1,227,770
W R Berkley Corp. 5,322 381,587
Willis Towers Watson plc 1,713 522,756
18,159,994
Interactive Media & Services — 6.8%
Alphabet, Inc., Class
a
A 103,247 32,188,285
Alphabet, Inc., Class
a
C 82,493 25,690,795
Match Group, Inc. 4,204 132,846
Meta Platforms, Inc., Class
a
A 38,633 25,041,138
83,053,064
IT Services — 0.7%
Accenture plc, Class
a
A 10,990 2,293,833
Akamai Technologies, Inc.* 2,552 251,091
Cognizant Technology Solutions
Corp., Class
a
A 8,548 550,748
EPAM Systems, Inc.* 963 135,783
Gartner, Inc.* 1,301 204,517
GoDaddy, Inc., Class
a
A* 2,400 209,184
International Business
Machines Corp. 16,606 3,988,927
VeriSign, Inc. 1,497 341,226
7,975,309

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.0%(b)
Hasbro, Inc. 2,368 $ 235,829
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 5,032 610,784
Bio-Techne Corp. 2,760 162,840
Charles River Laboratories
International, Inc.* 859 153,323
Danaher Corp. 11,137 2,345,898
IQVIA Holdings, Inc.* 3,013 538,755
Mettler-Toledo International,
Inc.* 356 486,542
Revvity, Inc. 2,021 198,684
Thermo Fisher Scientific, Inc. 6,682 3,482,057
Waters Corp.* 1,753 559,873
West Pharmaceutical Services,
Inc. 1,298 330,133
8,868,889
Machinery — 1.6%
Caterpillar, Inc. 8,291 6,158,803
Cummins, Inc. 2,451 1,431,065
Deere & Co. 4,471 2,815,433
Dover Corp. 2,435 549,092
Fortive Corp. 5,626 333,059
IDEX Corp. 1,349 282,575
Illinois Tool Works, Inc. 4,692 1,363,636
Ingersoll Rand, Inc. 6,400 602,496
Nordson Corp. 931 273,193
Otis Worldwide Corp. 6,927 641,163
PACCAR, Inc. 9,333 1,176,798
Parker-Hannifin Corp. 2,244 2,264,600
Pentair plc 2,898 287,453
Snap-on, Inc. 908 349,780
Stanley Black & Decker, Inc. 2,744 237,329
Westinghouse Air Brake
Technologies Corp. 3,024 798,185
Xylem, Inc. 4,332 561,254
20,125,914
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 1,579 370,481
Fox Corp., Class
a
A 3,677 207,162
Fox Corp., Class
a
B 2,631 136,102
News Corp., Class
a
A 6,662 161,820
News Corp., Class
a
B 2,197 58,836
Omnicom Group, Inc. 5,650 481,888
Paramount Skydance Corp.,
Class
a
B(c) 5,505 74,373
Trade Desk, Inc. (The), Class
a
A* 7,809 186,010
1,676,672
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 25,477 1,734,474
Newmont Corp. 19,379 2,519,270
Nucor Corp. 4,078 721,317
Steel Dynamics, Inc. 2,437 470,658
5,445,719
Investments
Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.5%
Ameren Corp. 4,805 $ 544,310
CenterPoint Energy, Inc. 11,604 504,774
CMS Energy Corp. 5,393 421,032
Consolidated Edison, Inc. 6,425 722,941
Dominion Energy, Inc. 15,152 956,697
DTE Energy Co. 3,666 543,448
NiSource, Inc. 8,452 399,780
Public Service Enterprise
Group, Inc. 8,835 760,428
Sempra 11,600 1,116,732
WEC Energy Group, Inc. 5,760 673,690
6,643,832
Office REITs — 0.0%(b)
BXP, Inc., REIT 2,614 150,514
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. 6,272 190,481
Chevron Corp. 33,574 6,270,280
ConocoPhillips 21,943 2,489,653
Coterra Energy, Inc. 13,495 412,812
Devon Energy Corp. 11,115 483,836
Diamondback Energy, Inc. 3,291 572,897
EOG Resources, Inc. 9,636 1,195,635
EQT Corp. 11,057 679,121
Expand Energy Corp. 4,241 457,689
Exxon Mobil Corp. 74,806 11,407,915
Kinder Morgan, Inc. 34,751 1,156,166
Marathon Petroleum Corp. 5,330 1,056,459
Occidental Petroleum Corp. 12,760 677,301
ONEOK, Inc. 11,147 922,637
Phillips 66 7,157 1,104,540
Targa Resources Corp. 3,792 894,153
Texas Pacific Land Corp. 1,010 529,533
Valero Energy Corp. 5,405 1,106,079
Williams Cos., Inc. (The) 21,689 1,620,602
33,227,789
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 11,529 757,455
Southwest Airlines Co. 9,193 452,847
United Airlines Holdings, Inc.* 5,733 609,418
1,819,720
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 4,374 478,822
Kenvue, Inc. 33,976 649,621
1,128,443
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. 36,111 2,252,243
Eli Lilly & Co. 14,111 14,844,631
Johnson & Johnson 42,757 10,622,121
Merck & Co., Inc. 44,026 5,451,299
Pfizer, Inc. 100,897 2,789,802
Viatris, Inc. 20,434 305,080

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Zoetis, Inc., Class
a
A 7,816 $ 1,024,678
37,289,854
Professional Services — 0.3%
Automatic Data Processing, Inc. 7,185 1,540,177
Broadridge Financial Solutions,
Inc. 2,079 386,424
Equifax, Inc. 2,179 455,324
Jacobs Solutions, Inc. 2,128 293,366
Leidos Holdings, Inc. 2,273 398,002
Paychex, Inc. 5,736 537,176
Paycom Software, Inc. 853 107,333
Verisk Analytics, Inc., Class
a
A 2,473 513,321
4,231,123
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 5,200 767,832
CoStar Group, Inc.* 7,521 335,662
1,103,494
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 2,510 444,847
Camden Property Trust, REIT 1,899 205,738
Equity Residential, REIT 6,124 387,098
Essex Property Trust, Inc., REIT 1,123 286,488
Invitation Homes, Inc., REIT 10,011 263,690
Mid-America Apartment
Communities, Inc., REIT 2,086 279,232
UDR, Inc., REIT 5,332 199,950
2,067,043
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 1,413 153,692
Kimco Realty Corp., REIT 12,027 283,236
Realty Income Corp., REIT 16,304 1,092,368
Regency Centers Corp., REIT 2,915 230,285
Simon Property Group, Inc.,
REIT 5,780 1,178,253
2,937,834
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices, Inc.* 28,870 5,780,063
Analog Devices, Inc. 8,710 3,098,931
Applied Materials, Inc. 14,155 5,269,907
Broadcom, Inc. 83,792 26,775,734
First Solar, Inc.* 1,915 377,638
Intel Corp.* 79,544 3,628,002
KLA Corp. 2,335 3,559,824
Lam Research Corp. 22,296 5,214,811
Microchip Technology, Inc. 9,599 716,469
Micron Technology, Inc. 19,923 8,215,648
Monolithic Power Systems, Inc. 837 956,473
NVIDIA Corp. 431,176 76,400,075
NXP Semiconductors NV 4,475 1,015,870
ON Semiconductor Corp.* 7,148 475,199
Qnity Electronics, Inc. 3,696 468,505
QUALCOMM, Inc. 18,982 2,702,278
Skyworks Solutions, Inc. 2,637 157,112
Investments
Shares Value
Common Stocks (a) (continued)
Teradyne, Inc. 2,774 $ 887,763
Texas Instruments, Inc. 16,106 3,416,244
149,116,546
Software — 6.9%
Adobe, Inc.* 7,430 1,949,706
AppLovin Corp., Class
a
A* 4,808 2,090,374
Autodesk, Inc.* 3,759 924,225
Cadence Design Systems, Inc.* 4,834 1,456,968
Crowdstrike Holdings, Inc.,
Class
a
A* 4,463 1,660,147
Datadog, Inc., Class
a
A* 5,762 645,114
Fair Isaac Corp.* 412 580,656
Fortinet, Inc.* 11,198 884,978
Gen Digital, Inc. 9,962 224,842
Intuit, Inc. 4,950 2,024,699
Microsoft Corp. 131,879 51,794,158
Oracle Corp. 29,854 4,340,772
Palantir Technologies, Inc.,
Class
a
A* 40,533 5,560,722
Palo Alto Networks, Inc.* 14,128 2,103,942
PTC, Inc.* 2,133 334,006
Roper Technologies, Inc. 1,921 671,831
Salesforce, Inc. 16,907 3,293,315
ServiceNow, Inc.* 18,396 1,986,952
Synopsys, Inc.* 3,283 1,359,162
Trimble, Inc.* 4,236 283,261
Tyler Technologies, Inc.* 751 266,372
Workday, Inc., Class
a
A* 3,872 517,919
84,954,121
Specialized REITs — 0.7%
American Tower Corp., REIT 8,294 1,591,287
Crown Castle, Inc., REIT 7,724 691,607
Digital Realty Trust, Inc., REIT 5,718 1,013,230
Equinix, Inc., REIT 1,755 1,709,826
Extra Space Storage, Inc., REIT 3,745 565,607
Iron Mountain, Inc., REIT 5,242 567,866
Public Storage, REIT 2,797 858,847
SBA Communications Corp.,
Class
a
A, REIT 1,902 382,606
VICI Properties, Inc., Class
a
A,
REIT 18,944 572,298
Weyerhaeuser Co., REIT 12,790 313,739
8,266,913
Specialty Retail — 1.5%
AutoZone, Inc.* 290 1,089,118
Best Buy Co., Inc. 3,450 213,796
Carvana Co., Class
a
A* 2,510 838,742
Home Depot, Inc. (The) 17,664 6,725,038
Lowe's Cos., Inc. 9,956 2,634,059
O'Reilly Automotive, Inc.* 14,982 1,406,510
Ross Stores, Inc. 5,759 1,184,281
TJX Cos., Inc. (The) 19,757 3,193,917
Tractor Supply Co. 9,389 486,726
Ulta Beauty, Inc.* 782 535,506
Williams-Sonoma, Inc. 2,168 445,849
18,753,542

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. 262,173 $ 69,260,863
Dell Technologies, Inc., Class
a
C 5,342 791,043
Hewlett Packard Enterprise Co. 23,402 502,441
HP, Inc. 16,606 315,348
NetApp, Inc. 3,524 348,982
Sandisk Corp.* 2,471 1,569,975
Seagate Technology Holdings
plc 3,887 1,585,274
Super Micro Computer, Inc.* 8,898 288,206
Western Digital Corp. 6,050 1,692,185
76,354,317
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 2,585 303,143
Lululemon Athletica, Inc.* 1,926 356,637
NIKE, Inc., Class
a
B 21,089 1,311,314
Ralph Lauren Corp., Class
a
A 676 245,118
Tapestry, Inc. 3,613 561,713
2,777,925
Tobacco — 0.6%
Altria Group, Inc. 29,797 2,057,185
Philip Morris International, Inc. 27,626 5,161,365
7,218,550
Trading Companies & Distributors — 0.2%
Fastenal Co. 20,369 937,789
United Rentals, Inc. 1,109 931,560
WW Grainger, Inc. 763 873,429
2,742,778
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 3,446 468,759
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 8,518 1,849,173
Total Common Stocks
(Cost $879,814,137)
1,042,867,821
Exchange Traded Funds — 8 .2%
ProShares GENIUS Money
Market ETF, 3.50%(d)(e)
(Cost $100,040,000) 1,000,000 100,110,000
Number of
Rights
Rights — 0 .0%
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance,
Inc., CVR*‡
(Cost $–) 35 —
Investments
Shares Value
Securities Lending Reinvestments (f) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (g)
(Cost $62,388) 62,388 $ 62,388
Principal
Amount
Short-Term Investments — 4 .1%
Repurchase Agreements (h) — 4 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $49,620,198
(Cost $49,605,490) $ 49,605,490
49,605,490
Total Investments — 97.4%
(Cost $1,029,522,015) 1,192,645,699
Other assets less liabilities — 2.6% 31,742,552
Net Assets — 100.0% $ 1,224,388,251
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $366,116,698.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $73,292, collateralized in the form of cash with a
value of $62,388 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of February 28, 2026.
(f) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $62,388.
(g) Rate shown is the 7-day yield as of February 28, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 100,040,000 – – 70,000 100,110,000 1,000,000 –
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P 500
®
E-Mini Index 512 3/20/2026 U.S. Dollar $ 176,358,400 $ (1,672,869)
Swap Agreements
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
33,811,328 12/9/2027 Bank of America NA N/A
S&P 500
®
Daily Covered Call
Index (13,393)
168,288,545 11/4/2027 BNP Paribas N/A
S&P 500
®
Daily Covered Call
Index (608,444)
1,014,708,675 11/8/2027 Goldman Sachs International N/A
S&P 500
®
Daily Covered Call
Index 1,588,899
1,216,808,548 967,062
Total Unrealized
Appreciation
1,588,899
Total Unrealized
Depreciation
(621,837)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

S&P GLOBAL CORE BATTERY METALS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
Investments
Shares Value
Common Stocks — 99 .9%
Broadline Retail — 0.7%
Wesfarmers Ltd. 2,103 $ 119,159
Chemicals — 21.1%
Albemarle Corp. 2,867 512,247
Chengxin Lithium Group Co.
Ltd., Class
a
A* 70,700 439,419
Ganfeng Lithium Group Co.
Ltd., Class
a
H(a) 60,140 528,879
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 85,000 473,621
Sichuan Yahua Industrial Group
Co. Ltd., Class
a
A 41,400 167,455
Sociedad Quimica y Minera de
Chile SA, ADR* 6,307 481,224
Tianqi Lithium Corp., Class
a
A* 51,000 421,051
Zangge Mining Co. Ltd.,
Class
a
A 32,300 405,935
3,429,831
Construction & Engineering — 0.4%
Metallurgical Corp. of China
Ltd., Class
a
H 301,603 74,404
Electrical Equipment — 2.3%
Contemporary Amperex
Technology Co. Ltd., Class
a
A 1,800 89,797
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 24,200 277,521
367,318
Metals & Mining — 74.2%
African Rainbow Minerals Ltd. 32,293 505,676
AMG Critical Materials NV 9,344 368,765
Aneka Tambang Tbk. 1,443,188 374,463
Anglo American plc 4,848 241,802
BHP Group Ltd. 4,811 199,981
Boliden AB* 4,144 329,313
China Nonferrous Mining Corp.
Ltd. 117,226 224,910
CMOC Group Ltd., Class
a
H 105,846 326,871
Eramet SA(b) 4,457 311,770
First Quantum Minerals Ltd.* 10,807 323,564
Franco-Nevada Corp. 613 171,328
Glencore plc 28,897 207,956
IGO Ltd.* 85,479 524,364
Impala Platinum Holdings Ltd. 13,544 300,815
Jinchuan Group International
Resources Co. Ltd.*‡ 1,057,129 —
KGHM Polska Miedz SA* 1,009 94,740
Liontown Ltd.* 391,895 475,511
Lundin Mining Corp. 12,338 393,101
Mineral Resources Ltd.* 10,687 463,778
Mitsui Kinzoku Co. Ltd. 502 118,649
MMG Ltd.* 145,709 201,334
Northam Platinum Holdings Ltd. 8,756 238,286
Pacific Metals Co. Ltd.(b) 31,292 764,441
PLS Group Ltd.* 152,040 561,554
POSCO Holdings, Inc., ADR 584 40,641
Investments
Shares Value
Common Stocks (continued)
Sibanye Stillwater Ltd.* 47,570 $ 209,115
Sigma Lithium Corp.(b) 32,863 473,556
Sinomine Resource Group Co.
Ltd., Class
a
A 24,600 326,531
South32 Ltd. 131,476 430,399
Sumitomo Metal Mining Co.
Ltd. 1,126 91,030
Tibet Mineral Development Co.
Ltd., Class
a
A 112,700 516,838
Timah Tbk. PT 1,524,827 418,384
Vale Indonesia Tbk. PT 1,290,241 607,987
Vale SA, Class
a
B, ADR 15,277 262,459
Valterra Platinum Ltd. 2,822 330,406
Xizang Zhufeng Resources Co.
Ltd., Class
a
A 165,600 482,377
Zijin Mining Group Co. Ltd.,
Class
a
H 25,361 145,876
12,058,571
Trading Companies & Distributors — 1.2%
Sojitz Corp. 1,242 56,308
Sumitomo Corp. 2,566 109,482
Toyota Tsusho Corp. 588 26,312
192,102
Total Common Stocks
(Cost $11,505,908)
16,241,385
Securities Lending Reinvestments (c) — 4 .8%
Investment Companies — 4 .8%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $780,833) 780,833 780,833
Total Investments — 104.7%
(Cost $12,286,741) 17,022,218
Liabilities in excess of other assets — (4.7%) (765,243)
Net Assets — 100.0% $ 16,256,975
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $1,500,818, collateralized in the form of cash with a value of $780,833 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $878,195 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.75%, and maturity dates ranging from April
30, 2026 – August 15, 2054. The total value of collateral is
$1,659,028.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $780,833.
(d) Rate shown is the 7-day yield as of February 28, 2026.

FEBRUARY 28, 2026 (Unaudited) :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
Abbreviations ADR American Depositary Receipt
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
China 30 .1%
Australia 17 .1%
South Africa 9 .7%
Indonesia 8 .6%
Canada 8 .4%
Japan 7 .2%
United States 3 .2%
Chile 3 .0%
United Kingdom 2 .8%
Netherlands 2 .3%
Sweden 2 .0%
France 1 .9%
Brazil 1 .6%
Hong Kong 1 .2%
Poland 0 .6%
South Korea 0 .2%
Other
a
0 .1%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO CLEANTECH ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
Investments
Shares Value
Common Stocks — 99 .7%
Automobiles — 2.1%
Tesla, Inc.* 333 $ 134,036
Building Products — 2.0%
Gibraltar Industries, Inc.* 2,822 128,344
Construction & Engineering — 5.8%
Arcosa, Inc. 1,945 209,048
Valmont Industries, Inc. 344 158,216
367,264
Diversified Consumer Services — 2.1%
ADT, Inc. 16,725 134,134
Electric Utilities — 2.1%
Genie Energy Ltd., Class
a
B 9,105 132,296
Electrical Equipment — 48.0%
American Superconductor
Corp.* 4,277 139,345
Array Technologies, Inc.* 26,231 198,831
Ballard Power Systems, Inc.* 66,260 141,797
Bloom Energy Corp., Class
a
A* 1,824 283,942
Energy Vault Holdings, Inc.* 60,218 180,654
Eos Energy Enterprises, Inc.(a) 14,206 80,903
Fluence Energy, Inc.* 7,832 121,709
FTC Solar, Inc.* 8,746 63,321
GE Vernova, Inc. 345 301,392
Generac Holdings, Inc.* 1,344 302,897
Nextpower, Inc., Class
a
A* 2,114 222,181
Plug Power, Inc.(a) 89,483 160,175
Shoals Technologies Group,
Inc., Class
a
A* 23,997 142,302
SunPower, Inc.* 121,197 157,556
Sunrun, Inc.* 9,963 132,010
T1 Energy, Inc.* 62,579 385,487
3,014,502
Electronic Equipment, Instruments & Components — 4.0%
Corning, Inc. 1,664 250,232
Energy Equipment & Services — 2.9%
Tenaris SA, ADR 3,307 179,901
Independent Power and Renewable Electricity Producers — 4.5%
Ormat Technologies, Inc. 1,781 184,690
ReNew Energy Global plc,
Class
a
A* 17,773 98,107
282,797
Machinery — 5.5%
Cummins, Inc. 287 167,571
Hyster-Yale, Inc. 4,833 177,999
345,570
Semiconductors & Semiconductor Equipment — 20.7%
Applied Materials, Inc. 592 220,402
Canadian Solar, Inc.* 7,246 128,327
Investments
Shares Value
Common Stocks (continued)
Daqo New Energy Corp., ADR* 5,930 $ 143,032
Enphase Energy, Inc.* 6,938 293,269
First Solar, Inc.* 760 149,872
JinkoSolar Holding Co. Ltd.,
ADR 6,684 169,038
SolarEdge Technologies, Inc.* 5,503 194,806
1,298,746
Total Common Stocks
(Cost $5,386,803)
6,267,822
Securities Lending Reinvestments (b) — 1 .6%
Investment Companies — 1 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $102,906) 102,906 102,906
Total Investments — 101.3%
(Cost $5,489,709) 6,370,728
Liabilities in excess of other assets — (1.3%) (84,767)
Net Assets — 100.0% $ 6,285,961
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $85,180, collateralized in the form of cash with a
value of $102,906 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,195 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March
19, 2026 – August 15, 2054. The total value of collateral is
$104,101.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $102,906.
(c) Rate shown is the 7-day yield as of February 28, 2026.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 28, 2026 (Unaudited) :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 90 .4%
China 5 .0%
Canada 4 .3%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO SMART FACTORIES ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MAKX
::
Investments
Shares Value
Common Stocks — 99 .9%
Electrical Equipment — 16.5%
Allient, Inc. 908 $ 59,783
Emerson Electric Co. 596 89,847
Rockwell Automation, Inc. 200 81,490
231,120
Electronic Equipment, Instruments & Components — 20.5%
Cognex Corp. 2,068 112,499
Ouster, Inc.* 3,235 61,303
Sanmina Corp.* 284 44,094
Zebra Technologies Corp.,
Class
a
A* 309 69,204
287,100
Machinery — 16.8%
3D Systems Corp.* 33,887 65,402
Dover Corp. 263 59,306
Flowserve Corp. 690 61,079
Stratasys Ltd.(a) 5,062 48,747
234,534
Metals & Mining — 4.4%
POSCO Holdings, Inc., ADR 876 60,961
Semiconductors & Semiconductor Equipment — 16.5%
Ambarella, Inc.* 506 30,532
Applied Materials, Inc. 209 77,811
ON Semiconductor Corp.* 980 65,150
Tower Semiconductor Ltd.* 454 56,691
230,184
Software — 11.2%
Autodesk, Inc.* 262 64,418
PTC, Inc.* 271 42,436
Synopsys, Inc.* 121 50,094
156,948
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 3.8%
Applied Industrial Technologies,
Inc. 188 $ 53,125
Wireless Telecommunication Services — 10.2%
SK Telecom Co. Ltd., ADR 2,852 86,530
Turkcell Iletisim Hizmetleri A/S,
ADR 8,384 56,508
143,038
Total Common Stocks
(Cost $1,084,470)
1,397,010
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $2,050) 2,050 2,050
Total Investments — 100.0%
(Cost $1,086,520) 1,399,060
Liabilities in excess of other assets — 0.0%(d) (193)
Net Assets — 100.0% $ 1,398,867
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $1,926, collateralized in the form of cash with a value of $2,050 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $2,050.
(c) Rate shown is the 7-day yield as of February 28, 2026.
(d) Represents less than 0.05% of net assets.
Abbreviations
ADR American Depositary Receipt
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 81 .2%
South Korea 10 .6%
Israel 4 .1%
Turkey 4 .0%
Other
a
0 .1%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2026 (Unaudited) :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks — 99 .8%
Automobiles — 1.2%
Thor Industries, Inc. 217,796 $ 20,936,730
Banks — 12.3%
Bank OZK 536,186 24,964,820
Commerce Bancshares, Inc. 465,354 23,728,400
Cullen/Frost Bankers, Inc. 178,928 24,731,428
First Financial Bankshares, Inc. 758,530 23,461,333
Home BancShares, Inc. 871,117 23,920,873
International Bancshares Corp. 358,737 24,074,840
Prosperity Bancshares, Inc. 343,733 24,188,491
UMB Financial Corp. 202,995 23,523,061
United Bankshares, Inc. 599,480 24,758,524
217,351,770
Building Products — 1.6%
Carlisle Cos., Inc. 71,517 28,232,766
Capital Markets — 2.6%
Evercore, Inc., Class
a
A 68,892 21,276,605
SEI Investments Co. 298,309 24,258,488
45,535,093
Chemicals — 6.4%
Avient Corp. 695,761 28,574,904
Cabot Corp. 353,734 26,933,307
RPM International, Inc. 228,370 26,061,584
Westlake Corp. 295,868 31,178,570
112,748,365
Commercial Services & Supplies — 2.8%
MSA Safety, Inc. 139,252 27,211,234
RB Global, Inc. 222,046 22,417,764
49,628,998
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc. 41,002 28,110,561
Containers & Packaging — 5.0%
AptarGroup, Inc. 205,152 29,482,394
Silgan Holdings, Inc. 599,619 28,811,693
Sonoco Products Co. 531,962 30,039,894
88,333,981
Diversified Consumer Services — 1.5%
Service Corp. International 313,861 26,420,819
Electric Utilities — 4.7%
IDACORP, Inc. 191,390 27,554,418
OGE Energy Corp. 586,856 28,838,104
Portland General Electric Co. 510,267 27,534,008
83,926,530
Electronic Equipment, Instruments & Components — 1.7%
Littelfuse, Inc. 85,057 29,979,190
Investments
Shares Value
Common Stocks (continued)
Food Products — 4.2%
Flowers Foods, Inc. 2,342,084 $ 23,139,790
Ingredion, Inc. 222,084 26,085,987
Marzetti Co. (The) 152,092 24,994,799
74,220,576
Gas Utilities — 6.4%
National Fuel Gas Co. 309,247 28,150,754
New Jersey Resources Corp. 534,618 28,997,680
ONE Gas, Inc. 325,491 28,460,933
Spire, Inc. 303,788 27,830,019
113,439,386
Ground Transportation — 1.7%
Ryder System, Inc. 131,866 29,216,231
Health Care Providers & Services — 3.1%
Chemed Corp. 56,544 23,183,605
Ensign Group, Inc. (The) 144,175 30,877,960
54,061,565
Hotels, Restaurants & Leisure — 1.3%
Churchill Downs, Inc. 250,200 23,000,886
Industrial REITs — 3.1%
EastGroup Properties, Inc.,
REIT 138,999 27,286,894
STAG Industrial, Inc., REIT 688,474 27,001,950
54,288,844
Insurance — 13.6%
American Financial Group, Inc. 195,193 25,956,765
First American Financial Corp. 404,439 28,355,219
Hanover Insurance Group, Inc.
(The) 149,143 26,939,700
Old Republic International
Corp. 594,760 25,497,361
Primerica, Inc. 98,340 24,944,925
Reinsurance Group of America,
Inc. 131,914 28,457,807
RenaissanceRe Holdings Ltd. 93,507 28,282,127
RLI Corp. 434,234 27,061,463
Unum Group 334,366 23,984,073
239,479,440
Leisure Products — 1.3%
Polaris, Inc. 366,684 22,272,386
Machinery — 6.1%
Donaldson Co., Inc. 250,687 23,253,726
Graco, Inc. 294,707 27,678,881
Lincoln Electric Holdings, Inc. 98,941 28,401,014
Toro Co. (The) 286,545 28,327,839
107,661,460
Metals & Mining — 2.9%
Reliance, Inc. 77,513 24,466,203

S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks (continued)
Royal Gold, Inc. 91,745 $ 27,504,234
51,970,437
Multi-Utilities — 2.9%
Black Hills Corp. 349,968 25,778,643
Northwestern Energy Group,
Inc. 374,938 26,230,662
52,009,305
Oil, Gas & Consumable Fuels — 1.7%
DT Midstream, Inc. 212,884 29,556,815
Residential REITs — 1.5%
Equity LifeStyle Properties, Inc.,
REIT 407,013 27,334,993
Retail REITs — 1.5%
NNN REIT, Inc. 600,319 27,206,457
Specialized REITs — 1.5%
CubeSmart, REIT 657,917 27,066,705
Specialty Retail — 1.2%
Lithia Motors, Inc., Class
a
A 76,067 21,266,812
Trading Companies & Distributors — 2.9%
Applied Industrial Technologies,
Inc. 90,303 25,517,822
GATX Corp. 139,883 25,762,252
51,280,074
Water Utilities — 1.5%
Essential Utilities, Inc. 653,728 26,129,508
Total Common Stocks
(Cost $1,498,012,534)
1,762,666,683
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,913,073
(Cost $1,912,507) $ 1,912,507
1,912,507
Total Investments — 99.9%
(Cost $1,499,925,041) 1,764,579,190
Other assets less liabilities — 0.1% 1,882,650
Net Assets — 100.0% $ 1,766,461,840
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Communications Equipment — 5.9%
Cisco Systems, Inc. 89,967 $ 7,148,778
Motorola Solutions, Inc. 16,786 8,095,216
15,243,994
Electronic Equipment, Instruments & Components — 19.5%
Amphenol Corp., Class
a
A 42,883 6,263,491
Avnet, Inc. 130,224 8,573,948
Badger Meter, Inc. 38,967 5,939,740
CDW Corp. 51,948 6,370,903
Cognex Corp. 164,060 8,924,864
Littelfuse, Inc. 21,988 7,749,890
TE Connectivity plc 28,700 6,605,305
50,428,141
Financial Services — 9.9%
Cass Information Systems, Inc. 154,466 6,855,201
Jack Henry & Associates, Inc. 35,298 5,734,513
Mastercard, Inc., Class
a
A 12,567 6,499,778
Visa, Inc., Class
a
A 20,382 6,525,094
25,614,586
IT Services — 4.0%
Accenture plc, Class
a
A 23,616 4,929,131
International Business
Machines Corp. 22,281 5,352,119
10,281,250
Professional Services — 9.4%
Broadridge Financial Solutions,
Inc. 32,050 5,957,133
CSG Systems International, Inc. 83,120 6,641,288
Genpact Ltd. 144,973 5,758,328
SS&C Technologies Holdings,
Inc. 78,365 5,900,101
24,256,850
Semiconductors & Semiconductor Equipment — 34.6%
Analog Devices, Inc. 21,738 7,734,163
Applied Materials, Inc. 20,384 7,588,963
Broadcom, Inc. 20,156 6,440,850
KLA Corp. 4,362 6,650,087
Kulicke & Soffa Industries, Inc. 111,498 7,773,640
Lam Research Corp. 29,028 6,789,359
Microchip Technology, Inc. 87,003 6,493,904
Monolithic Power Systems, Inc. 6,167 7,047,278
Power Integrations, Inc. 145,228 6,959,326
QUALCOMM, Inc. 42,397 6,035,637
Skyworks Solutions, Inc. 113,231 6,746,303
Texas Instruments, Inc. 34,102 7,233,375
Universal Display Corp. 56,222 5,998,325
89,491,210
Software — 11.3%
Dolby Laboratories, Inc.,
Class
a
A 106,672 7,101,155
Intuit, Inc. 12,633 5,167,276
Microsoft Corp. 14,928 5,862,823
Investments
Shares Value
Common Stocks (continued)
Oracle Corp. 38,128 $ 5,543,811
Roper Technologies, Inc. 16,383 5,729,627
29,404,692
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. 26,765 7,070,778
HP, Inc. 339,461 6,446,364
13,517,142
Total Common Stocks
(Cost $233,364,530)
258,237,865
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $140,763
(Cost $140,720) $ 140,720
140,720
Total Investments — 99.9%
(Cost $233,505,250) 258,378,585
Other assets less liabilities — 0.1% 217,947
Net Assets — 100.0% $ 258,596,532
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

SMART MATERIALS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Investments
Shares Value
Common Stocks — 99 .6%
Aerospace & Defense — 4.9%
Hexcel Corp. 1,053 $ 97,602
Chemicals — 57.6%
Akzo Nobel NV 1,134 79,887
Arkema SA 1,265 92,598
Axalta Coating Systems Ltd.* 2,640 88,202
Cabot Corp. 1,114 84,820
Chemours Co. (The) 4,052 73,908
Hansol Chemical Co. Ltd. 307 72,135
Ingevity Corp.* 987 71,094
LG Chem Ltd. 269 78,073
Neo Performance Materials,
Inc. 1,126 22,891
OCI Co. Ltd.* 242 14,787
PPG Industries, Inc. 769 94,795
RPM International, Inc. 688 78,514
Sika AG (Registered) 384 79,662
Solvay SA 2,437 79,821
Syensqo SA 907 51,839
Zeon Corp. 5,809 79,641
1,142,667
Electrical Equipment — 1.1%
Mersen SA 661 21,752
Electronic Equipment, Instruments & Components — 10.7%
Corning, Inc. 844 126,921
LG Display Co. Ltd.* 7,289 72,662
Solus Advanced Materials Co.
Ltd. 1,901 11,827
211,410
Metals & Mining — 4.7%
Constellium SE, Class
a
A* 3,728 92,790
Pharmaceuticals — 5.5%
Merck & Co., Inc. 874 108,219
Semiconductors & Semiconductor Equipment — 15.1%
Applied Materials, Inc. 322 119,881
Duk San Neolux Co. Ltd.* 672 19,504
Innox Advanced Materials Co.
Ltd.* 548 13,314
Kopin Corp.* 4,407 9,739
LX Semicon Co. Ltd. 440 17,863
NVIDIA Corp. 371 65,738
Universal Display Corp. 509 54,305
300,344
Total Common Stocks
(Cost $1,658,978)
1,974,784
Total Investments — 99.6%
(Cost $1,658,978) 1,974,784
Other assets less liabilities — 0.4% 8,182
Net Assets — 100.0% $ 1,982,966
* Non-income producing security.

FEBRUARY 28, 2026 (Unaudited) :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 54 .2%
South Korea 15 .1%
France 10 .5%
Belgium 6 .6%
Netherlands 4 .0%
Switzerland 4 .0%
Japan 4 .0%
Canada 1 .2%
Other
a
0 .4%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

SUPPLY CHAIN LOGISTICS ETF :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Investments
Shares Value
Common Stocks — 95 .7%
Air Freight & Logistics — 29.1%
CH Robinson Worldwide, Inc. 250 $ 46,313
Deutsche Post AG 831 49,194
Expeditors International of
Washington, Inc. 285 41,334
FedEx Corp. 162 62,694
GXO Logistics, Inc.* 239 15,016
InPost SA* 524 9,411
J&T Global Express Ltd.* 10,566 13,870
JD Logistics, Inc.*(a) 5,060 7,224
Mainfreight Ltd. 161 6,215
United Parcel Service, Inc.,
Class
a
B 464 53,806
Yamato Holdings Co. Ltd. 454 5,564
ZTO Express Cayman, Inc. 922 22,569
333,210
Commercial Services & Supplies — 4.5%
Brambles Ltd. 2,869 51,206
Ground Transportation — 44.9%
Aurizon Holdings Ltd. 3,711 10,960
Canadian National Railway Co. 453 50,834
Canadian Pacific Kansas City
Ltd. 601 52,625
CSX Corp. 1,216 51,911
Full Truck Alliance Co. Ltd.,
ADR 1,881 17,644
JB Hunt Transport Services,
Inc. 161 37,579
Knight-Swift Transportation
Holdings, Inc., Class
a
A 335 21,078
Landstar System, Inc. 72 11,732
Norfolk Southern Corp. 150 47,211
Old Dominion Freight Line, Inc. 284 57,666
Rumo SA 2,637 8,215
Saia, Inc.* 57 23,107
TFI International, Inc. 166 19,833
Union Pacific Corp. 187 49,551
XPO, Inc.* 243 51,144
511,090
Hotels, Restaurants & Leisure — 3.4%
Amadeus IT Group SA 617 38,450
Marine Transportation — 13.8%
AP Moller - Maersk A/S,
Class
a
B(b) 7 17,352
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H 5,322 10,326
Evergreen Marine Corp. Taiwan
Ltd. 3,626 22,887
HMM Co. Ltd. 1,304 19,354
Kawasaki Kisen Kaisha Ltd.(b) 1,204 19,375
Kuehne + Nagel International
AG (Registered) 102 23,794
Matson, Inc. 65 10,799
SITC International Holdings
Co. Ltd. 2,789 11,900
Investments
Shares Value
Common Stocks (continued)
Wan Hai Lines Ltd. 4,953 $ 12,124
Yang Ming Marine Transport
Corp. 5,038 9,265
157,176
Total Common Stocks
(Cost $863,857)
1,091,132
Master Limited Partnerships — 3 .3%
Multi-Utilities — 3.3%
Brookfield Infrastructure
Partners LP (Cost $31,691) 970 37,869
Total Investments — 99.0%
(Cost $895,548) 1,129,001
Other assets less liabilities — 1.0% 11,092
Net Assets — 100.0% $ 1,140,093
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February
28, 2026 was $36,727, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from March 10,
2026 – February 15, 2055. The total value of collateral is
$38,502.

FEBRUARY 28, 2026 (Unaudited) :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of February 28, 2026:
United States 55 .8%
Canada 10 .8%
Australia 5 .5%
China 5 .2%
Germany 4 .3%
Taiwan 3 .9%
Spain 3 .4%
Japan 2 .2%
Switzerland 2 .1%
South Korea 1 .7%
Denmark 1 .5%
Netherlands 0 .8%
Brazil 0 .7%
Hong Kong 0 .6%
New Zealand 0 .5%
Other
a
1 .0%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

188 :: FEBRUARY 28, 2026 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On February 28, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.67%,
dated
2/27/2026
due
3/2/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
2/27/2026
due
3/2/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
2/27/2026
due
3/2/2026
(c)
BNP Paribas
Securities
Corp., 3.25%,
dated
2/27/2026
due
3/2/2026
(d)
BNP Paribas
Securities
Corp., 3.40%,
dated
2/27/2026
due
3/2/2026
(e)
BNP Paribas
Securities
Corp., 3.66%,
dated
2/27/2026
due
3/2/2026
(f)
CF Secured
LLC, 3.65%,
dated
2/27/2026
due
3/2/2026
(g)
Natixis New
York Branch,
3.52%,
dated
2/27/2026
due
3/2/2026
(h)
Natixis New
York Branch,
3.66%,
dated
2/27/2026
due
3/2/2026
(i)
Total
Decline of the Retail Store
ETF
........
$ 198,439
$ 132,293 $ 66,147 $ 132,293 $ 330,732 $ 330,732 $ 667,381 $ 165,366 $ 198,439 $ 2,221,822
DJ Brookfield Global
Infrastructure ETF 56,208
37,472 18,737 37,473 93,680 93,680 189,037 46,840 56,208 629,335
Equities for Rising Rates
ETF
........
623
415 208 415 1,038 1,038 2,094 519 623 6,973
Global Listed Private
Equity ETF
....
5,899
3,932 1,966 3,932 9,831 9,831 19,838 4,915 5,899 66,043
Hedge Replication ETF 305,479
203,653 101,827 203,654 509,132 509,132 1,027,374 254,566 305,479 3,420,296
High Yield-Interest Rate
Hedged
.....
340,533
227,021 113,511 227,022 567,555 567,555 1,145,264 283,777 340,533 3,812,771
Inflation Expectations ETF 224,586
149,724 74,861 149,723 374,310 374,310 755,315 187,155 224,586 2,514,570
Investment Grade-Interest
Rate Hedged
..
389,127
259,418 129,710 259,418 648,546 648,546 1,308,693 324,273 389,127 4,356,858
K-1 Free Crude Oil ETF 2,473,310
1,648,874 824,438 1,648,874 4,122,184 4,122,184 8,318,112 2,061,092 2,473,310 27,692,378
Large Cap Core Plus 965,753
643,836 321,918 643,836 1,609,589 1,609,589 3,247,972 804,794 965,753 10,813,040
Long Online/Short Stores
ETF
........
49,328
32,885 16,443 32,885 82,213 82,213 165,897 41,106 49,327 552,297
Merger ETF
.....
27,441
18,294 9,148 18,294 45,736 45,736 92,290 22,868 27,441 307,248
MSCI EAFE Dividend
Growers ETF
...
17,223
11,482 5,741 11,482 28,706 28,706 57,925 14,353 17,223 192,841
MSCI Emerging Markets
Dividend Growers ETF 20,555
13,704 6,851 13,704 34,259 34,259 69,130 17,129 20,555 230,146
MSCI Europe Dividend
Growers ETF
...
2,154
1,436 718 1,437 3,590 3,590 7,246 1,795 2,154 24,120
MSCI Transformational
Changes ETF
..
1,616
1,077 538 1,077 2,694 2,694 5,436 1,347 1,616 18,095
Nasdaq-100 Dorsey
Wright Momentum ETF 1,204
803 401 803 2,007 2,006 4,048 1,003 1,204 13,479
Nasdaq-100 Dynamic
Buffer ETF
....
25,740
17,160 8,581 17,160 42,900 42,900 86,568 21,450 25,740 288,199

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: FEBRUARY 28, 2026 (Unaudited) :: 189
PROSHARES TRUST
Fund Name
Bank of
America
Securities,
Inc., 3.67%,
dated
2/27/2026
due
3/2/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
2/27/2026
due
3/2/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
2/27/2026
due
3/2/2026
(c)
BNP Paribas
Securities
Corp., 3.25%,
dated
2/27/2026
due
3/2/2026
(d)
BNP Paribas
Securities
Corp., 3.40%,
dated
2/27/2026
due
3/2/2026
(e)
BNP Paribas
Securities
Corp., 3.66%,
dated
2/27/2026
due
3/2/2026
(f)
CF Secured
LLC, 3.65%,
dated
2/27/2026
due
3/2/2026
(g)
Natixis New
York Branch,
3.52%,
dated
2/27/2026
due
3/2/2026
(h)
Natixis New
York Branch,
3.66%,
dated
2/27/2026
due
3/2/2026
(i)
Total
Nasdaq-100 High Income
ETF
........
$ 1,479,418
$ 986,279 $ 493,139 $ 986,279 $ 2,465,697 $ 2,465,697 $ 4,975,504 $ 1,232,848 $ 1,479,418 $ 16,564,279
Online Retail ETF
..
2,684
1,790 895 1,790 4,474 4,474 9,028 2,237 2,684 30,056
Pet Care ETF
....
6,219
4,146 2,074 4,146 10,366 10,366 20,916 5,183 6,219 69,635
Russell 2000 Dividend
Growers ETF
...
34,490
22,993 11,497 22,993 57,483 57,483 115,993 28,741 34,490 386,163
Russell 2000 Dynamic
Buffer ETF
....
11,227
7,485 3,741 7,485 18,712 18,712 37,759 9,356 11,227 125,704
Russell 2000 High Income
ETF
........
1,864,230
1,242,820 621,411 1,242,820 3,107,051 3,107,051 6,269,686 1,553,525 1,864,230 20,872,824
Russell U.S. Dividend
Growers ETF
...

386 193 387 966 966 1,949 483 580 6,490
S&P 500
®
Dividend
Aristocrats ETF
.
1,241,686
827,790 413,895 827,790 2,069,476 2,069,476 4,175,974 1,034,738 1,241,686 13,902,511
S&P 500
®
Dynamic Buffer
ETF
........
21,371
14,247 7,123 14,247 35,617 35,618 71,872 17,809 21,371 239,275
S&P 500
®
Ex-Energy ETF 5,410
3,607 1,803 3,607 9,017 9,017 18,194 4,508 5,410 60,573
S&P 500
®
Ex-Financials
ETF
........
3,584
2,389 1,195 2,389 5,973 5,973 12,052 2,986 3,584 40,125
S&P 500
®
Ex-Health Care
ETF
........
1,815
1,210 605 1,210 3,026 3,025 6,104 1,513 1,815 20,323
S&P 500
®
Ex-Technology
ETF
........
38,737
25,825 12,912 25,825 64,562 64,562 130,278 32,281 38,737 433,719
S&P 500
®
High Income
ETF
........
4,430,453
2,953,635 1,476,819 2,953,635 7,384,088 7,384,088 14,900,275 3,692,044 4,430,453 49,605,490
S&P MidCap 400
®
Dividend Aristocrats
ETF
........
170,813
113,875 56,939 113,875 284,689 284,689 574,470 142,344 170,813 1,912,507
S&P Technology Dividend
Aristocrats ETF
.
12,568
8,379 4,190 8,379 20,947 20,947 42,268 10,474 12,568 140,720
$ 14,430,503 $ 9,620,335 $ 4,810,175 $ 9,620,339 $ 24,050,846 $ 24,050,845 $ 48,531,942 $ 12,025,418 $ 14,430,502 $ 161,570,905
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2026 as follows:
(a) U.S. Treasury Notes, 0.50% to 3.63%, due 6/30/2026 to 1/15/2028, which had an aggregate value at the Trust level of $306,000,079.
(b) Federal Farm Credit Banks Funding Corp., 0% to 4.88%, due 3/2/2026 to 9/14/2037; Federal Home Loan Banks, 0% to 5.50%, due
3/2/2026 to 7/15/2036;  Federal Home Loan Mortgage Corp., 0% to 6.75%, due 5/27/2026 to 7/15/2032; Federal National Mortgage
Association, 0% to 7.25%, due 4/24/2026 to 8/6/2038, which had an aggregate value at the Trust level of $204,000,828.
(c) U.S. Treasury Notes, 0.25% to 3.75%, due 1/15/2027 to 7/15/2029,  which had an aggregate value at the Trust level of $102,000,105.
(d) U.S. Treasury Bonds, 6.50%, due 11/15/2026; U.S. Treasury Notes, 1.25% to 4.13%, due 6/30/2026 to 5/15/2028, which had an aggregate value at the Trust level of $204,000,044.
(e) U.S. Treasury Bills, 0%, due 4/2/2026 to 7/23/2026; U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2026 to 5/15/2055; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 8/15/2035, which had an aggregate value at the Trust level of $510,000,020.
(f) U.S. Treasury Bills, 0%, due 4/2/2026 to 7/23/2026;  U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2026 to 5/15/2055; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 8/15/2035, which had an aggregate value at the Trust level of $510,000,020.
(g) U.S. Treasury Bills, 0%, due 3/17/2026 to 2/18/2027; U.S. Treasury Bonds, 0% to 4.75%, due 3/31/2026 to 2/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $1,029,437,427.
(h) U.S. Treasury Bills, 0%, due 4/2/2026; U.S. Treasury Bonds, 1.25%, due 5/15/2050; U.S. Treasury Notes, 3.63% to 4.25%, due 8/31/2027 to
11/15/2034, which had an aggregate value at the Trust level of $255,074,891.
(i) U.S. Treasury Bonds, 0% to 4.25%, due 8/15/2029 to 8/15/2054; U.S. Treasury Notes, 0.13% to 4.50%, due 7/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $306,093,374.